    As filed with the Securities and Exchange Commission on October 12, 2001


                                               1933 Act Registration No. 2-27334
                                              1940 Act Registration No. 811-1540


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---

         Pre-Effective Amendment No.
                                     ----                                    ---


         Post-Effective Amendment No.  86                                     X
                                      ----                                   ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---

         Amendment No.  86                                                    X
                       ----                                                  ---


                        (Check appropriate box or boxes.)

                                 AIM FUNDS GROUP
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

     Renee A. Friedli, Esquire            Martha J. Hays, Esquire

     A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll, LLP
     11 Greenway Plaza, Suite 100         1735 Market Street, 51st Floor
     Houston, Texas  77046                Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ---
          on (date), pursuant to paragraph (b)
     ---
          60 days after filing pursuant to paragraph (a)(1)
     ---
          on (date), pursuant to paragraph (a)(1)
     ---

      X   75 days after filing pursuant to paragraph (a)(2)
     ---


          on (date), pursuant to paragraph (a)(2) of rule 485.
     ---


If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                SUBJECT TO COMPLETION -- DATED OCTOBER 12, 2001

      AIM MID CAP BASIC
      VALUE FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Mid Cap Basic Value Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      DECEMBER 31, 2001

                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:

                                        - is not FDIC insured;

                                        - may lose value; and

                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES             1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND        1
- - - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                   2
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                       2

Expense Example                                 2

FUND MANAGEMENT                                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                     3

Advisor Compensation                            3

Portfolio Managers                              3

OTHER INFORMATION                               3
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                   3

Dividends and Distributions                     3

SHAREHOLDER INFORMATION                       A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                        A-1

Purchasing Shares                             A-3

Redeeming Shares                              A-4

Exchanging Shares                             A-6

Pricing of Shares                             A-8

Taxes                                         A-8

OBTAINING ADDITIONAL INFORMATION       Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of companies that have market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap--Trademark-- Index and that offer potential for capital growth. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. The Russell Midcap--Trademark-- Index is an unmanaged index of common stocks that measures the performance of the smallest 800 companies in the Russell 1000--Registered Trademark-- Index. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets.

  The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in debt instruments that are consistent with its investment objective of long-term growth of capital. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power or other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in the value of those securities could significantly affect the value of your investment in the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)             CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)   5.00%     1.00%
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)            CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Management Fees              [0.80]%   [0.80]%   [0.80]%
Distribution and/or

Service (12b-1) Fees          0.35      1.00      1.00

Other Expenses(3)             0.62      0.63      0.63

Total Annual Fund
Operating Expenses            1.77      2.43      2.43
---------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) Other Expenses are based on estimated amounts for the fiscal year ended December 31, 2002.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR    3 YEARS
--------------------------------
Class A         $720     $1,077
Class B          746      1,058
Class C          346        758
--------------------------------

You would pay the following expenses if you did not redeem your shares:

               1 YEAR    3 YEARS
--------------------------------
Class A         $720     $1,077
Class B          246        758
Class C          246        758
--------------------------------

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of [0.80%] of the first [$1 billion] of average daily net assets, 0.75% of the next $4 billion of average daily net assets and [0.70%] of average daily net assets over [$5 billion].

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                         INVESTOR'S
                                        SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

                                      A-1                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                         5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--08/01                            A-2

                                 THE AIM FUNDS

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   25
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

Purchase orders will not be processed unless the account application and purchase payment are received in good order.

                                      A- 3                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--08/01                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--08/01                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                      A-7                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--08/01                            A-8

                          ----------------------------
                          AIM MID CAP BASIC VALUE FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Mid Cap Basic Value Fund
SEC 1940 Act file number: 811-1540
----------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com    -PRO-1     INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

--------------------------------------------------------------------------------
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.
--------------------------------------------------------------------------------

                                  Subject to Completion - Dated October 12, 2001


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                 AIM FUNDS GROUP
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------



   THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A
     "FUND," COLLECTIVELY THE "FUNDS") OF AIM FUNDS GROUP LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ
    IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY
        OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN
                       AUTHORIZED DEALER OR BY WRITING TO:


                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------



       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 31, 2001,
                     RELATES TO THE FOLLOWING PROSPECTUSES:


                               FUND                                                          DATED
                               ----                                                          -----
                         AIM BALANCED FUND                                                 MAY 1, 2001
                      AIM BASIC BALANCED FUND                                          SEPTEMBER 28, 2001
                  AIM EUROPEAN SMALL COMPANY FUND                                          MAY 1, 2001
                     AIM GLOBAL UTILITIES FUND                                             MAY 1, 2001
              AIM INTERNATIONAL EMERGING GROWTH FUND                                       MAY 1, 2001
                   AIM MID CAP BASIC VALUE FUND                                        DECEMBER 31, 2001
                      AIM NEW TECHNOLOGY FUND                                              MAY 1, 2001
                      AIM SELECT EQUITY FUND                                               MAY 1, 2001
                     AIM SMALL CAP EQUITY FUND                                             MAY 1, 2001
                          AIM VALUE FUND                                                   MAY 1, 2001
                         AIM VALUE II FUND                                                 MAY 1, 2001
                    AIM WORLDWIDE SPECTRUM FUND                                            MAY 1, 2001

                                 AIM FUNDS GROUP
                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 31, 2001


                                TABLE OF CONTENTS

                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST................................................................................1
         Fund History..............................................................................................1
         Shares of Beneficial Interest.............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...........................................................3
         Classification............................................................................................3
         Investment Strategies and Risks...........................................................................3
                  Equity Investments...............................................................................4
                  Foreign Investments..............................................................................4
                  Debt Investments.................................................................................4
                  Other Investments................................................................................4
                  Investment Techniques............................................................................5
                  Derivatives......................................................................................6
         Fund Policies............................................................................................20
         Temporary Defensive Positions............................................................................22

MANAGEMENT OF THE TRUST...........................................................................................23
         Board of Trustees........................................................................................23
         Management Information...................................................................................23
         Compensation.............................................................................................23
         Codes of Ethics..........................................................................................26

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................26

INVESTMENT ADVISORY AND OTHER SERVICES............................................................................26
         Investment Advisor.......................................................................................26
         Service Agreements.......................................................................................28
         Other Service Providers..................................................................................29

BROKERAGE ALLOCATION AND OTHER PRACTICES..........................................................................30
         Brokerage Transactions...................................................................................30
         Commissions..............................................................................................30
         Brokerage Selection......................................................................................30
         Directed Brokerage.......................................................................................31
         Regular Brokers or Dealers...............................................................................32
         Allocation of Portfolio Transactions.....................................................................32
         Allocation of Equity Offering Transactions...............................................................33

PURCHASE, REDEMPTION AND PRICING OF SHARES........................................................................33
         Purchase and Redemption of Shares........................................................................33
                  Category I Funds................................................................................34
                  Category II Funds...............................................................................35
                  Category III Funds..............................................................................35
         Offering Price...........................................................................................47
         Redemption In Kind.......................................................................................48
         Backup Withholding.......................................................................................48

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................................................49
         Dividends and Distributions..............................................................................49
         Tax Matters..............................................................................................50

DISTRIBUTION OF SECURITIES........................................................................................56
         Distribution Plans.......................................................................................56
         Distributor..............................................................................................58

CALCULATION OF PERFORMANCE DATA...................................................................................60

RATINGS OF DEBT SECURITIES.......................................................................................A-1

TRUSTEES AND OFFICERS............................................................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................C-1

MANAGEMENT FEES..................................................................................................D-1

ADMINISTRATIVE SERVICES FEES.....................................................................................E-1

BROKERAGE COMMISSIONS............................................................................................F-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS..........................................G-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS....................................................H-1

TOTAL SALES CHARGES..............................................................................................I-1

PERFORMANCE DATA.................................................................................................J-1

FINANCIAL STATEMENTS..............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Funds Group (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twelve separate portfolios: AIM Balanced Fund, AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Select Equity Fund, AIM Small Cap Equity Fund, AIM Value Fund, AIM Value II Fund and AIM Worldwide Spectrum Fund, (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on October 30, 1984, as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on October 15, 1993. The following Funds were included in the reorganization:
AIM Global Utilities Fund, AIM Select Equity Fund and AIM Value Fund. In addition, on October 15, 1993, AIM Balanced Fund acquired all the assets and assumed all of the liabilities of AIM Convertible Securities Fund, Inc., a Maryland corporation. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 1995, AIM Global Utilities Fund was known as AIM Utilities Fund. Prior to July 13, 2001, AIM Select Equity Fund was known as AIM Select Growth Fund, and prior to May 1, 1998, such Fund was known as AIM Growth Fund. Each of the other Funds commenced operations as a series of the Trust.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers three separate classes of shares: Class A shares, Class B shares and Class C shares. Each such class represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Class A shares, Class B shares and Class C shares of the same Fund have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class B shareholders as well as Class A shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of such Fund under the distribution plan adopted by the Board of Trustees for the Class A shares pursuant to Rule 12b-1 under the 1940 Act).

         Class B shares automatically convert to Class A shares at the end of the month which is eight years after the date of purchase. A pro rata portion of shares from reinvested dividends and distributions convert at the same time. Because Class B shares convert into Class A shares, the holders of Class B shares (as well as the holders of Class A shares) of each Fund must approve any material increase in fees payable with respect to that Fund under the distribution plan for Class A shares. As an alternative, the Trust may establish a new class of shares into which the Class B shares will convert. This class must be identical in all material respects to the Class A shares prior to the material increase in fees.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Each Fund will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS"). AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM European Small Company Fund, AIM Global Utilities Fund and AIM International Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



        FUND                                         AIM
                                                   EUROPEAN      AIM           AIM                                     AIM
SECURITY/                 AIM        AIM BASIC      SMALL       GLOBAL    INTERNATIONAL    AIM MID      AIM NEW       SELECT
INVESTMENT              BALANCED     BALANCED      COMPANY     UTILITIES     EMERGING     CAP BASIC    TECHNOLOGY     EQUITY
TECHNIQUE                 FUND         FUND          FUND        FUND      GROWTH FUND    VALUE FUND      FUND         FUND
----------             ----------- ------------- ------------ ----------- -------------- ------------ ------------- ----------
                                                      EQUITY INVESTMENTS
Common Stock               X            X             X           X             X             X           X            X

Preferred Stock            X            X             X           X             X             X           X            X

Convertible                X            X             X           X             X             X           X            X
Securities

Alternative                X            X             X           X             X             X           X            X
Entity Securities
                                                      FOREIGN INVESTMENTS
Foreign Securities         X            X             X           X             X             X           X            X

Foreign Exchange           X            X             X           X             X             X           X            X
Transactions
                                                       DEBT INVESTMENTS
U.S. Government            X            X             X           X             X             X           X            X
Obligations

Mortgage-Backed and        X            X             X           X             X             X           X            X
Asset-Backed
Securities

Other Debt                 X            X             X           X             X             X           X            X
Obligations

Junk Bonds                                                        X

Municipal Securities
                                                       OTHER INVESTMENTS
REITs                      X            X             X           X             X             X           X            X

Other Investment           X            X             X           X             X             X           X            X
Companies

Delayed Delivery           X            X             X           X             X             X           X            X
Transactions

        FUND              AIM
                         SMALL                               AIM
SECURITY/                 CAP                    AIM       WORLDWIDE
INVESTMENT               EQUITY    AIM VALUE   VALUE II    SPECTRUM
TECHNIQUE                 FUND       FUND        FUND        FUND
----------             ---------- ----------- ---------- ------------
Common Stock               X          X           X           X

Preferred Stock            X          X           X           X

Convertible                X          X           X           X
Securities

Alternative                X          X           X           X
Entity Securities

Foreign Securities         X          X           X           X

Foreign Exchange           X          X           X           X
Transactions

U.S. Government            X          X           X           X
Obligations

Mortgage-Backed and        X          X           X           X
Asset-Backed
Securities

Other Debt                 X          X           X           X
Obligations

Junk Bonds

Municipal Securities

REITs                      X          X           X           X

Other Investment           X          X           X           X
Companies

Delayed Delivery           X          X           X           X
Transactions

                                AIM FUNDS GROUP
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


        FUND                                          AIM
                                                    EUROPEAN      AIM           AIM                                     AIM
SECURITY/                  AIM        AIM BASIC      SMALL       GLOBAL    INTERNATIONAL    AIM MID      AIM NEW       SELECT
INVESTMENT               BALANCED     BALANCED       COMPANY    UTILITIES     EMERGING     CAP BASIC    TECHNOLOGY     EQUITY
TECHNIQUE                  FUND         FUND          FUND        FUND      GROWTH FUND    VALUE FUND      FUND         FUND
----------              ----------- ------------- ------------ ----------- -------------- ------------ ------------- ----------
                           X            X             X           X             X              X          X            X
When-Issued
Securities

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                                                     INVESTMENT TECHNIQUES
Short Sales                X            X             X           X             X             X           X            X

Margin Transactions

Interfund Loans            X            X             X           X             X             X           X            X

Lending Portfolio          X            X             X           X             X             X           X            X
Securities

Repurchase Agreements      X            X             X           X             X             X           X            X

Reverse Repurchase         X            X             X           X             X             X           X            X
Agreements

Dollar Rolls                            X

Illiquid Securities        X            X             X           X             X             X           X            X

Rule 144A Securities       X            X             X           X             X             X           X            X

Unseasoned Issuers         X            X             X           X             X             X           X            X

Standby Commitments

        FUND                AIM
                           SMALL                                AIM
SECURITY/                   CAP                    AIM       WORLDWIDE
INVESTMENT                 EQUITY    AIM VALUE   VALUE II    SPECTRUM
TECHNIQUE                   FUND        FUND       FUND        FUND
----------               ---------- ----------- ---------- ------------

                              X          X           X           X
When-Issued
Securities

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic Municipal
Instruments


Short Sales                   X          X           X           X

Margin Transactions

Interfund Loans               X          X           X           X

Lending Portfolio             X          X           X           X
Securities

Repurchase Agreements         X          X           X           X

Reverse
Repurchase                    X          X           X           X
Agreements

Dollar Rolls

Illiquid Securities           X          X           X           X

Rule 144A Securities          X          X           X           X

Unseasoned Issuers            X          X           X           X

Standby Commitments

                                AIM FUNDS GROUP
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


        FUND                                          AIM
                                                    EUROPEAN      AIM           AIM                                     AIM
SECURITY/                  AIM        AIM BASIC       SMALL      GLOBAL    INTERNATIONAL    AIM MID      AIM NEW       SELECT
INVESTMENT               BALANCED      BALANCED      COMPANY    UTILITIES     EMERGING     CAP BASIC    TECHNOLOGY     EQUITY
TECHNIQUE                  FUND         FUND          FUND        FUND      GROWTH FUND    VALUE FUND      FUND         FUND
----------              ----------- ------------- ------------ ----------- -------------- ------------ ------------- ----------
                                                          DERIVATIVES
Equity-Linked              X            X             X           X             X             X           X            X
Derivatives

Put Options                X            X             X           X             X             X           X            X

Call Options               X            X             X           X             X             X           X            X

Straddles

Warrants                   X            X             X           X             X             X           X            X

Futures Contracts          X            X             X           X             X             X           X            X
and Options on
Futures Contracts

Forward Contracts          X            X             X           X             X             X           X            X

Cover                      X            X             X           X             X             X           X            X


        FUND                  AIM
                             SMALL                               AIM
SECURITY/                     CAP                    AIM       WORLDWIDE
INVESTMENT                   EQUITY    AIM VALUE   VALUE II    SPECTRUM
TECHNIQUE                     FUND        FUND       FUND        FUND
----------                 ---------- ----------- ---------- ------------
Equity-Linked                   X          X           X           X
Derivatives

Put Options                     X          X           X           X

Call Options                    X          X           X           X

Straddles

Warrants                        X          X           X           X

Futures Contracts               X          X           X           X
and Options on
Futures Contracts

Forward Contracts               X          X           X           X

Cover                           X          X           X           X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to the equivalent of common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

         Each Fund may invest up to 25% of its total assets (at least 65% for AIM European Small Company Fund and AIM International Emerging Growth Fund, and up to 80% for AIM Global Utilities Fund and AIM Worldwide Spectrum Fund) in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain, established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. On January 2, 2001, Greece became a member of the EMU. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES - Mortgage backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


         OTHER DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions;
(ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. The Funds, other than AIM Global Utilities Fund, will purchase only investment grade corporate debt securities.


         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.


         AIM Global Utilities Fund may have difficulty selling certain junk bonds because it may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.


         Descriptions of debt securities ratings are found in Exhibit A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.


         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.


         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.

Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

Investment Techniques

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales at any time.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         INTERFUND LOANS. Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend their securities to other AIM Funds is subject to certain other terms and conditions.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements which involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

         DOLLAR ROLLS. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar security at an agreed upon price and date. Whether such a transaction produces a gain for AIM Balanced Fund and AIM Basic Balanced Fund depends upon the costs of the agreement and the income and gains of the investments purchased with the proceeds received from the sale of the dollar roll security. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 15% of their respective net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives represent interests in trusts that are structured to provide investors proportionate undivided interests in a securities portfolio constituting substantially all the common stocks (in substantially the same weighting) as the component common stocks of a particular securities index. Generally, these Equity-Linked Derivatives are only redeemable in large blocks of shares. These Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to reductions in the Equity-Linked Derivatives' performance attributable to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CONTRACTS. A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward contracts may require that Fund to set aside assets to reduce the risks associated with using forward contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or, forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff

(collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         AIM Global Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (3).

They may be changed for any Fund without approval of that Fund's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.


         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Fund's total assets.


         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33"% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of AIM Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable, satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.


         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.


         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM

Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:


                                                                    RETIREMENT
                                                 AGGREGATE           BENEFITS                   TOTAL
                                             COMPENSATION FROM       ACCRUED                COMPENSATION
                                                    THE               BY ALL                FROM ALL AIM
         TRUSTEE                                  TRUST(1)         AIM FUNDS(2)               FUNDS(3)
         -------                             -----------------     ------------             ------------
         Frank S. Bayley(4)                               -0-              -0-                $ 105,000
         Bruce L. Crockett                           $ 17,307         $ 60,951                  111,500
         Owen Daly II                                  17,307           97,195                  111,500
         Albert R. Dowden(5)                            2,275              -0-                   13,435
         Edward K. Dunn, Jr.                           17,307           22,138                  111,500
         Jack M. Fields                                16,779           23,019                  108,500
         Carl Frischling(6)                            17,307          107,507                  111,500
         Prema Mathai-Davis                            17,307           22,606                  111,500
         Lewis F. Pennock                              17,307           67,995                  111,500
         Ruth H. Quigley(4)                               -0-              -0-                  105,000
         Louis S. Sklar                                17,282           87,538                  111,500

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2000, including earnings, was $146,194.

(2) During the fiscal year ended December 31, 2000, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $128,135.


(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.


(5)  Mr. Dowden was elected to serve as a trustee on December 12, 2000.


(6) During the fiscal year ended December 31, 2000, the Trust paid $80,374 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.


Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         Table #1 below shows estimated credited years of service under the Plan for each non-AIM-affiliated trustee as of December 31, 2000.

                                    TABLE #1

                                                                  ESTIMATED CREDITED
                        TRUSTEE                                    YEARS OF SERVICE
                        -------                                   -----------------
                        Frank S. Bayley                                  15
                        Bruce L. Crockett                                13
                        Owen Daly II                                     13
                        Albert R. Dowden                                  0
                        Edward K. Dunn, Jr.                               2
                        Jack M. Fields                                    3
                        Carl Frischling                                  23
                        Prema Mathai-Davis                                2
                        Lewis F. Pennock                                 19
                        Ruth H. Quigley                                  24
                        Louis S. Sklar                                   11


         Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.

                                    TABLE #2


                                   ANNUAL RETAINER          ESTIMATED ANNUAL
                                      PRIOR TO               BENEFITS UPON
                                     RETIREMENT                RETIREMENT
                                   ---------------          ----------------
                                      $100,000                 $75,000
                                      $105,000                 $78,750
                                      $110,000                 $82,500
                                      $115,000                 $86,250
                                      $120,000                 $90,000
                                      $125,000                 $93,750


Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


                                                                                            ANNUAL
         FUND NAME                                        NET ASSETS                         RATE
         ---------                                        ----------                        ------
AIM Balanced Fund                                First $150 million                          0.75%
                                                 Amount over $150 million                    0.50%

AIM Basic Balanced Fund                          First $1 billion                            0.65%
                                                 Next $4 billion                             0.60%
                                                 Amount over $5 billion                      0.55%

AIM European Small Company Fund                  All Assets                                  0.95%
AIM International Emerging Growth Fund

AIM Global Utilities Fund                        First $200 million                          0.60%
                                                 Next $300 million                           0.50%
                                                 Next $500 million                           0.40%
                                                 Amount over $1 billion                      0.30%

AIM Mid Cap Basic Value Fund                     [First $1 billion                          [0.80%
                                                 Next $4 billion                             0.75%
                                                 Over $5 billion]                            0.70%]

AIM Select Equity Fund                           First $150 million                          0.80%
AIM Value Fund*                                  Amount over $150 million                    0.625%

AIM New Technology Fund                          All Assets                                  1.00%

AIM Small Cap Equity Fund                        All Assets                                  0.85%

AIM Value II Fund                                All Assets                                  0.75%

AIM Worldwide Spectrum Fund                      First $1 billion                            0.85%
                                                 Amount over $1 billion                      0.80%


*   See currently effective fee schedule below

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."


         AIM has voluntarily agreed, effective July 1, 2001, to waive advisory fees payable by AIM Value Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         Pursuant to a prior voluntary fee waiver arrangement, AIM waived through June 30, 2000 a portion of its advisory fees payable by AIM Value Fund so that the effective fee schedule was as follows:

            NET ASSETS                                        ANNUAL
                                                               RATE
First $150 million                                             0.80%
Over $150 million to and including $2 billion                  0.625%
Over $2 billion                                                0.60%

         The management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund for the last three fiscal years ended December 31 are found in Appendix D.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix E.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as Sub-Custodian to facilitate cash management.


         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.


         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trust. The Board of Trustees has selected PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds for the last three fiscal years ended December 31 are found in Appendix F.

COMMISSIONS

         During the last three fiscal years, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE

         For the fiscal year ended December 31, 2000, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                                      Related
Fund                                               Transactions                Brokerage Commissions
----                                              --------------               ---------------------
AIM Balanced Fund                                 $  102,517,095                     $   132,437
AIM Basic Balanced Fund                                      N/A                             N/A
AIM European Small Company Fund                              N/A                             N/A
AIM Global Utilities Fund                             36,929,232                          58,450
AIM International Emerging Growth Fund                       N/A                             N/A
AIM Mid Cap Basic Value Fund                                 N/A                             N/A
AIM New Technology Fund                                  578,573                           1,008
AIM Select Equity Fund                                82,154,945                         132,407
AIM Small Cap Equity Fund                                 75,953                             390
AIM Value Fund                                     3,098,916,653                       2,826,507
AIM Value II Fund                                        101,700                             120
AIM Worldwide Spectrum Fund                                  N/A                             N/A

REGULAR BROKERS OR DEALERS

         During the fiscal year ended December 31, 2000, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

         Fund                                   Stock                                      Market Value
         ----                                   -----                                      ------------
AIM Balanced Fund                               Schwab (Charles) Corp. (The)             $      21,699,781
                                                Merrill Lynch & Co., Inc.                       26,729,500
                                                Morgan Stanley Dean Witter & Co.                30,986,750
                                                Goldman Sachs Group, Inc. (The)                 31,974,313

AIM European Small Company Fund                 Van der Moolen Holding N.V.                        145,590

AIM International Emerging Growth Fund          Van der Moolen Holding N.V.                        102,770

AIM Select Equity Fund                          Lehman Brothers Holdings Inc.                    6,275,600

AIM Small  Cap Equity Fund                      LaBranche & Co. Inc.                               568,463

AIM Value Fund                                  Morgan Stanley Dean Witter & Co.               969,362,225
                                                Merrill Lynch & Co. Inc.                       218,200,000

AIM Value II Fund                               TD Waterhouse Group, Inc.                        1,495,925
                                                Lehman Brothers Holdings Inc.                    4,199,512
                                                Morgan Stanley Dean Witter & Co.                 2,060,500

         Fund                                   Bonds/Notes                              Market Value
         ----                                   -----------                              ------------
AIM Balanced Fund                               Bear Stearns Cos., Inc.                  $ 10,994,728
                                                Lehman Brothers Holdings, Inc.             25,117,193
                                                Lehman Brothers Inc.                        3,512,532
                                                Merrill Lynch & Co., Inc.                   2,484,799

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity). Occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash
Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund are sold without an initial sales charge.

         CATEGORY I FUNDS


AIM Aggressive Growth Fund                 AIM Large Cap Basic Value Fund
AIM Asian Growth Fund                      AIM Large Cap Equity Fund
AIM Basic Value Fund                       AIM Large Cap Growth Fund
AIM Blue Chip Fund                         AIM Large Cap Opportunities Fund
AIM Capital Development Fund               AIM Mid Cap Basic Value Fund
AIM Charter Fund                           AIM Mid Cap Equity Fund
AIM Constellation Fund                     AIM Mid Cap Growth Fund
AIM Core Strategies Fund                   AIM Mid Cap Opportunities Fund
AIM Dent Demographic Trends Fund           AIM New Technology Fund
AIM Emerging Growth Fund                   AIM Select Equity Fund
AIM European Development Fund              AIM Small Cap Equity Fund
AIM European Small Company Fund            AIM Small Cap Growth Fund
AIM Euroland Growth Fund                   AIM Small Cap Opportunities Fund
AIM Global Biotech Fund                    AIM Value Fund
AIM Global Utilities Fund                  AIM Value II Fund
AIM International Emerging Growth Fund     AIM Weingarten Fund
AIM International Equity Fund              AIM Worldwide Spectrum Fund
AIM International Value Fund



                                                                                                Dealer
                                                               Investor's Sales Charge        Concession
                                                             --------------------------      -------------
                                                                 As a          As a              As a
                                                              Percentage    Percentage        Percentage
                                                             of the Public  of the Net       of the Public
                  Amount of Investment in                      Offering       Amount           Offering
                   Single Transaction(1)                         Price       Invested            Price
                 -------------------------                   ------------- ------------      -------------
                           Less than $   25,000                   5.50%          5.82%            4.75%
              $ 25,000 but less than $   50,000                   5.25           5.54             4.50
              $ 50,000 but less than $  100,000                   4.75           4.99             4.00
              $100,000 but less than $  250,000                   3.75           3.90             3.00
              $250,000 but less than $  500,000                   3.00           3.09             2.50
              $500,000 but less than $1,000,000                   2.00           2.04             1.60


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000

         CATEGORY II FUNDS


AIM Balanced Fund                        AIM Global Trends Fund
AIM Basic Balanced Fund                  AIM High Income Municipal Fund
AIM Developing Markets Fund              AIM High Yield Fund
AIM Global Aggressive Growth Fund        AIM High Yield Fund II
AIM Global Energy Fund                   AIM Income Fund
AIM Global Financial Services Fund       AIM Intermediate Government Fund
AIM Global Growth Fund                   AIM Municipal Bond Fund
AIM Global Health Care Fund              AIM Real Estate Fund
AIM Global Income Fund                   AIM Strategic Income Fund
AIM Global Infrastructure Fund           AIM Total Return Bond Fund
AIM Global Telecommunications and
  Technology Fund




                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                            --------------------------         -------------
                                                                As a           As a                 As a
                                                             Percentage     Percentage           Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                     Single Transaction                         Price        Invested              Price
                  ----------------------                    -------------  ------------        -------------
                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60



CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                            --------------------------         -------------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                     Single Transaction                         Price        Invested              Price
                  ----------------------                    -------------  ------------        -------------
                           Less than $  100,000                  1.00%         1.01%              0.75%
              $100,000 but less than $  250,000                  0.75          0.76               0.50
              $250,000 but less than $1,000,000                  0.50          0.50               0.40

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more ("Large Purchases") of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a contingent deferred sales charge if the investor redeems those shares within 18 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below.

         For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

         PERCENT OF SUCH PURCHASES

                              1% of the first $2 million

                              plus 0.80% of the next $1 million

                              plus 0.50% of the next $17 million

                              plus 0.25% of amounts in excess of $20 million

         For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

         Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

         For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

         PERCENT OF SUCH PURCHASES

                              1% of the first $2 million

                              plus 0.80% of the next $1 million

                              plus 0.50% of the next $17 million

                              plus 0.25% of amounts in excess of $20 million

         For annual purchases of Class A Shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value.

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children)

         o    any trust established exclusively for the benefit of an individual

         o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:

              a.  an IRA

              b.  a Roth IRA

              c.  a single-participant money-purchase/profit-sharing plan

              d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below)

403(b) PLANS

         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account

         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code

         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved

LINKED EMPLOYEE PLANS


         o Linked employee plans where the employer has notified AIM Distributors in writing that all of its related employee accounts should be linked, such as:

              a.  Simplified Employee Pension (SEP) Plans

              b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans

              c.  Savings Incentive Match Plans for Employees IRA (SIMPLE IRA)


OTHER GROUPS

         o any other organized group of persons, whether incorporated or not, provided that:

              a. the organization has been in existence for at least six months; and

              b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by:

         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

         o    fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look as the Sales Charge Table in the section on "Large Purchases of Class A Shares" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     o programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o   AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;


     o Any current or retired officer, director, or employee (and members of their immediate family), of PFPC Inc. (formerly known as First Data Investor Services Group);


     o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     o   Purchases through approved fee-based programs;

     o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

              a.  the initial investment in the plan(s) is at least $1 million;

              b.  the sponsor signs a $1 million LOI;

              c. the employer-sponsored plan has at least 100 eligible employees; or

              d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code; and

     o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o   the reinvestment of dividends and distributions from a Fund;

     o   exchanges of shares of certain Funds;

     o   use of the reinstatement privilege; or

     o   a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within eight years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within the first year after purchase. See the Prospectus for additional information regarding this contingent deferred sales charge (CDSC). AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A Shares of Category I and II Funds or upon the redemption of Class B shares and of Class C shares. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I or II Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2));

         o redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Value Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM;

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him; and

         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.

         For example, at the close of business on December 31, 2000, AIM Value Fund - Class A shares had a net asset value per share of $12.51. The offering price, assuming an initial sales charge of 5.50%, therefore was $13.24.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; [option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded]. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property if the Fund has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates a Fund to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 reduces the backup withholding rate to 30.5% for distributions made after August 6, 2001, and further provides for a phased reduction to 28% for years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         It is the present policy of the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund to declare and pay quarterly net investment income dividends and declare and pay annually capital gain distributions.

         A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, `each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the Internal Revenue Service ("IRS") has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make an election to treat any readily tradable stock it holds on January 1, 2001 as having been sold and reacquired on January 2, 2001 at its closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If a Fund makes any such election (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Funds have not yet determined whether they will make this election with respect to any stock or securities in their respective portfolios.


         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.


         BACKUP WITHHOLDING. The Funds may be required to withhold 31% of distributions and/or redemption payments ("backup withholding") (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax

Relief Reconciliation Act of 2001). For more information refer to "Purchase, Redemption and Pricing of Shares -- Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and
(ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.


          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Pursuant to the Taxpayer Relief Act of 1997, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of Class A shares. Each Fund pays 1.00% of the average daily net assets of Class B shares and of Class C shares.

         FUND                                                 CLASS A
         ----                                                 -------
         AIM Balanced Fund                                      0.25%
         AIM Basic Balanced Fund                                0.35
         AIM European Small Company Fund                        0.35
         AIM Global Utilities Fund                              0.25
         AIM International Emerging Growth Fund                 0.35
         AIM Mid Cap Basic Value Fund                           0.35
         AIM New Technology Fund                                0.35
         AIM Select Equity Fund                                 0.25
         AIM Small Cap Equity Fund                              0.35
         AIM Value Fund                                         0.25
         AIM Value II Fund                                      0.35
         AIM Worldwide Spectrum Fund                            0.35


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix G for a list of the amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2000 and Appendix H for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2000.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly-owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each Fund, if applicable, for the last three fiscal years ending December 31 are found in Appendix I.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).

                n       =    number of years.

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if applicable) ended June 30 are found in Appendix J.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.

                U      =   average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                n      =   number of years.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.

                V      =   cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

               b   =    expenses accrued during period (net of reimbursements).

               c   =    the average daily number of shares outstanding during
                        the period.

               d   =    the maximum offering price per share on the last day of
                        the period.

         The yield for the AIM Balanced Fund and AIM Global Utilities Fund are also found in Appendix J.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Fund's small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Balanced Fund Index                           Russell 2000--Registered Trademark-- Index
         Lipper European Fund Index                           Russell 3000--Registered Trademark-- Index
         Lipper Global Fund Index                             Russell 3000 Growth Index
         Lipper Utilities Fund Index                          Russell Mid Cap--Trademark-- Index
         Lipper International Fund Index                      Lehman Aggregate Bond Index
         Lipper International Fund Index                      Dow Jones Global Utilities Index
         Lipper Multi Cap Core Fund Index                     MSCI All Country World Index
         Lipper Multi Cap Growth Fund Index                   MSCI EAFE Index
         Lipper Science & Technology Fund Index               MSCI Europe Index
         Lipper Small Cap Core Fund Index                     PSE Tech 100 Index
         Lipper Small Cap Growth Fund Index                   Standard & Poor's 500 Stock Index
         Lipper Large Cap Core Fund Index                     Wilshire 5000 Index
         Russell 1000--Registered Trademark-- Index           NASDAQ Index
         Russell 1000 Value Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         30 year Treasury Bonds
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch"):

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                               POSITION(S)
                                               HELD WITH                     PRINCIPAL OCCUPATION(S) DURING
         NAME, ADDRESS AND AGE                 REGISTRANT                    AT LEAST THE PAST 5 YEARS
         ---------------------                 -----------                   ------------------------------
*ROBERT H. GRAHAM (54)                      Trustee, Chairman   Chairman, President and Chief Executive Officer,
                                            and President       A I M Management Group Inc.; Chairman and President,
                                                                A I M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc.; Chairman,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                and Fund Management Company; and Director and Vice
                                                                Chairman, AMVESCAP PLC (parent of AIM and a global
                                                                investment management firm).

FRANK S. BAYLEY (62)                        Trustee             Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA 94111

BRUCE L. CROCKETT (57)                      Trustee             Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).

OWEN DALY II (77)                           Trustee             Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                             Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.



----------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                               POSITION(S)
                                               HELD WITH                     PRINCIPAL OCCUPATION(S) DURING
         NAME, ADDRESS AND AGE                 REGISTRANT                    AT LEAST THE PAST 5 YEARS
         ---------------------                 -----------                   ------------------------------
ALBERT R. DOWDEN (59)                       Trustee             Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior Vice
                                                                President, AB Volvo; and Director, The Hertz
                                                                Corporation, Genmar Corporation (boat manufacturer),
                                                                National Media Corporation and Annuity and Life Re
                                                                (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)                    Trustee             Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                            Board of Directors, President and Chief Operating
Baltimore, MD 21201                                             Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)                         Trustee             Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company). Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                      Trustee             Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm).
New York, NY 10022

PREMA MATHAI-DAVIS (50)                     Trustee             Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School University.
New York, NY 10021                                              Formerly, Chief Executive Officer, YWCA of the USA;
                                                                Commissioner, New York City Department of the Aging;
                                                                and Commissioner, New York City Metropolitan
                                                                Transportation Authority.

LEWIS F. PENNOCK (58)                       Trustee             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX 77057



----------

** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                               POSITION(S)
                                               HELD WITH                     PRINCIPAL OCCUPATION(S) DURING
         NAME, ADDRESS AND AGE                 REGISTRANT                    AT LEAST THE PAST 5 YEARS
         ---------------------                 -----------                   ------------------------------
RUTH H. QUIGLEY (66)                        Trustee             Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                        1984 to 1986.

LOUIS S. SKLAR (62)                         Trustee             Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX 77056

GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management,
                                            President           Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).

CAROL F. RELIHAN (46)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc.; Director, Senior
                                            Secretary           Vice President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                         Vice President      Vice President and Fund Treasurer, A I M Advisors,
                                            and Treasurer       Inc.


ROBERT G. ALLEY (53)                        Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; and Vice President, A I M Advisors, Inc.

STUART W. COCO (46)                         Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; and Vice President, A I M Advisors, Inc.

MELVILLE B. COX (57)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Distributors, Inc.,
                                                                A I M Fund Services, Inc.

                                               POSITION(S)
                                               HELD WITH                     PRINCIPAL OCCUPATION(S) DURING
         NAME, ADDRESS AND AGE                 REGISTRANT                    AT LEAST THE PAST 5 YEARS
         ---------------------                 -----------                   ------------------------------
KAREN DUNN KELLEY (41)                      Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; Director, Fund Management Company; and Vice
                                                                President, A I M Advisors, Inc.

EDGAR M. LARSEN (61)                        Vice President      Vice President, A I M Advisors, Inc. and A I M
                                                                Capital Management, Inc.

                                   APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of October 1, 2001.


AIM BALANCED FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                 RECORD                     RECORD                    RECORD
----------------                           -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                         10.31%                     9.54%                     17.54%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246

American Express Trust Co.
FBO American Express Trust
Retirement Service Plans
1200 Northstar                                     7.27%                       --                         --
West P.O. Box 534
Minneapolis, MN 55440-0534


AIM BASIC BALANCED FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
A I M Advisors, Inc.**
ATTN: David Hessel
11 Greenway Plaza, Suite 100                      94.82%                   95.16%**                   99.53%**
Houston, TX 77046


*  Owned of record and beneficially.

** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM EUROPEAN SMALL COMPANY FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                 RECORD                     RECORD                    RECORD
-------------------                        -------------------        -------------------       -------------------
A I M Advisors, Inc.
ATTN: David Hessel
11 Greenway Plaza, Suite 100                     11.84%*                       --                        --
Houston, TX 77046

Dain Rauscher Incorporated
FBO Tobias Hlavinka
P.O. Box 1068                                       --                         --                      6.82%
East Bernard, TX 77435-1068

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        5.53%                     28.24%                     15.98%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246

Painewebber
FBO Glenda F. Cordts
P.O. Box 1108                                       --                         --                      6.96%
New York, NY 10268-1108

Painewebber
FBO The Tocker Foundation
3814 Medical Parkway                                --                       8.39%                       --
Austin, TX 78756-4002


* Owned of record and beneficially.

AIM GLOBAL UTILITIES FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                 RECORD                     RECORD                    RECORD
-------------------                        -------------------        -------------------       -------------------
Charles Schwab & Co., Inc.
Reinvestment Account
101 Montgomery Street                             18.96%                       --                        --
San Francisco, CA 94104-0000

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                            --                      5.22%                    11.94%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246

AIM INTERNATIONAL EMERGING GROWTH FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                        14.98%                    25.33%                     19.30%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246

A I M Advisors, Inc.
ATTN:  David Hessel
11 Greenway Plaza, Suite 100                     13.07%*                      --                         --
Houston, TX 77046

James H. Barnhardt, Jr.
2331 Rock Creek Drive
Charlotte, NC 28226-0101                            --                        --                       5.18%

Joel and Holly Dobberpuhl
1710 Lawrence Road
Franklin, TN 37069-1700                           8.32%*                      --                         --

Lanny H. Sachnowitz
6317 Belmont Street
Houston, TX 77005                                 5.16%*                      --                         --


* Owned of record and beneficially.

AIM MID CAP BASIC VALUE FUND

         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.

AIM NEW TECHNOLOGY FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Morgan Keegan & Company, Inc.
FBO David P. Barnard
14 Greenway Plaza #7R                             9.00%                        --                        --
Houston, TX 77046-1502

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration                        6.08%                      5.25%                     5.31%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246


AIM SELECT EQUITY FUND

                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                         5.08%                     11.78%                     13.40%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246

AIM SMALL CAP EQUITY FUND

                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
----------------                           -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                        13.33%                    12.53%                     26.61%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246

AIM VALUE FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                         10.34%                    12.12%                     23.66%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246


AIM VALUE II FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration                         9.54%                     16.42%                     23.36%
4800 Deer Lake Dr., East, 2nd Floor
Jacksonville, FL 32246


AIM WORLDWIDE SPECTRUM FUND


                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Joel and Holly Dobberpuhl**
1710 Lawrence Road
Franklin, TN 37069-1700                          33.84%*                       --                        --

A I M Advisors, Inc.
Attn: David Hessel
11 Greenway Plaza, Suite 100                     13.91%*                       --                        --
Houston, TX 77046

AIM Foundation
11 Greenway Plaza, Suite 2600
Houston, TX 77046                                10.77%                        --                        --

                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
Dain Rauscher Custodian
Janita Burmeister
8554 Quarles Road N.                                --                         --                      5.14%
Maple Grove, MN 55311

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN: Fund Administration
4800 Deer Lake Dr., East, 2nd Floor                 --                       4.83%                    17.48%
Jacksonville, FL 32246

NFSC FEBO
FBO Anthony A. Sabia, Jr.
201 Ponus Ave. Ext.                                 --                         --                      9.83%
Norwalk, CT 06850


*  Owned of record and beneficially.

** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

MANAGEMENT OWNERSHIP


         As of October 1, 2001, the trustees and officers as a group owned less than 1% of the shares of any Fund.

                                   APPENDIX D

                                 MANAGEMENT FEES

For the last three fiscal years ended March 31, the management fees by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:


     FUND NAME                             2000                                             1999
     ---------         --------------------------------------------    ---------------------------------------------
                       MANAGEMENT     MANAGEMENT     NET MANAGEMENT    MANAGEMENT      MANAGEMENT     NET MANAGEMENT
                       FEE PAYABLE    FEE WAIVERS       FEE PAID       FEE PAYABLE     FEE WAIVERS       FEE PAID
                       -----------    -----------    --------------    -----------     -----------    --------------
AIM Balanced Fund      $ 19,294,478   $       -0-    $   19,294,478    $ 13,624,208    $       -0-    $   13,624,208

AIM Basic Balanced
Fund*                           N/A           N/A               N/A             N/A            N/A               N/A

AIM European Small
Company Fund**               27,495        27,495               -0-             N/A            N/A               N/A

AIM Global
Utilities Fund            2,457,103           -0-         2,457,103       1,802,726            -0-         1,802,726

AIM International
Emerging Growth
Fund**                       20,500        20,500               -0-             N/A            N/A               N/A

AIM Mid Cap Basic
Value Fund***                   N/A           N/A               N/A             N/A            N/A               N/A

AIM New Technology
Fund**                      169,735       126,575            43,160             N/A            N/A               N/A

AIM Select Equity
Fund                      8,431,513           -0-         8,431,513       5,507,389            -0-         5,507,389

AIM Small Cap
Equity Fund**                89,083        89,083               -0-             N/A            N/A               N/A

AIM Value Fund          178,352,446    11,485,909       166,866,537     141,196,457      5,137,356       136,059,101

AIM Value II Fund**         184,046       146,253            37,793             N/A            N/A               N/A

AIM Worldwide
Spectrum Fund****                69            69               -0-             N/A            N/A               N/A



     FUND NAME                               1998
     ---------          ---------------------------------------------
                        MANAGEMENT     MANAGEMENT      NET MANAGEMENT
                        FEE PAYABLE    FEE WAIVERS        FEE PAID
                        -----------    -----------     --------------
AIM Balanced Fund       $ 9,043,320    $       -0-     $    9,043,320

AIM Basic Balanced
Fund*                           N/A            N/A                N/A

AIM European Small
Company Fund**                  N/A            N/A                N/A

AIM Global
Utilities Fund            1,652,662            -0-          1,652,662

AIM International
Emerging Growth
Fund**                          N/A            N/A                N/A

AIM Mid Cap Basic
Value Fund***                   N/A            N/A                N/A

AIM New Technology
Fund**                          N/A            N/A                N/A

AIM Select Equity
Fund                      4,362,261            -0-          4,362,261

AIM Small Cap
Equity Fund**                   N/A            N/A                N/A

AIM Value Fund           98,360,939      3,423,939         94,937,000

AIM Value II Fund**             N/A            N/A                N/A

AIM Worldwide
Spectrum Fund****               N/A            N/A                N/A

    * Commenced operations on September 28, 2001.

   ** Commenced operations on August 31, 2000.


  *** Commenced operations on December 31, 2001.

 **** Commenced operations on December 29, 2000.

                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                       2000                            1999                         1998
         ---------                     --------                        --------                     --------
AIM Balanced Fund                      $219,636                        $158,046                     $104,952

AIM Basic Balanced Fund*                    N/A                             N/A                          N/A

AIM European Small Company
Fund**                                   16,667                             N/A                          N/A

AIM Global Utilities Fund               111,177                           8,999                       85,383

AIM International Emerging
Growth Fund**                            16,667                             N/A                          N/A

AIM Mid Cap Basic Value
Fund***                                     N/A                             N/A                          N/A

AIM New Technology Fund**                16,667                             N/A                          N/A

AIM Select Equity Fund                  144,211                         110,205                       78,567

AIM Small Cap Equity Fund**              16,667                             N/A                          N/A

AIM Value Fund                          959,833                         631,457                      323,939

AIM Value II Fund**                      16,667                             N/A                          N/A

AIM Worldwide Spectrum
Fund****                                    410                             N/A                          N/A


   * Commenced operations on September 28, 2001.

  ** Commenced operations on August 31, 2000.


 *** Commenced operations on December 31, 2001.

**** Commenced operations on December 29, 2000.

                                   APPENDIX F

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below for the last three fiscal years were as follows:


FUND                                                       2000             1999             1998
----                                                   ------------     ------------     ------------
AIM Balanced Fund ................................     $  1,892,019     $  1,595,462     $  1,328,000
AIM Basic Balanced Fund(1) .......................              N/A              N/A              N/A
AIM European Small Company Fund(2) ...............           38,807              N/A              N/A
AIM Global Utilities Fund(5) .....................          593,061          198,511          209,000
AIM International Emerging Growth Fund(2) ........           27,889              N/A              N/A
AIM Mid Cap Basic Value Fund(3) ..................              N/A              N/A              N/A
AIM New Technology Fund(2) .......................           10,477              N/A              N/A
AIM Select Equity Fund(6) ........................        1,152,944          592,091          906,000
AIM Small Cap Equity Fund(2) .....................           65,567              N/A              N/A
AIM Value Fund(7) ................................       34,775,189       23,804,242       34,489,000
AIM Value II Fund(2) .............................           57,425              N/A              N/A
AIM Worldwide Spectrum Fund(4) ...................               --              N/A              N/A



(1)      Commenced operations on September 28, 2001.

(2)      Commenced operations on August 31, 2000.

(3)      Commenced operations on December 31, 2001.

(4)      Commenced operations on December 29, 2000.

(5) The variation in brokerage commission paid by the AIM Global Utilities Fund for the fiscal year ended December 31, 2000, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, increased portfolio turnover and an increase in transactions on which commissions were paid.

(6) The variation in brokerage commission paid by the AIM Select Equity Fund for the fiscal year ended December 31, 2000, as compared to the two prior fiscal years, was due to a significant increase in assets of the fund.

(7) The variation in brokerage commission paid by the AIM Value Fund for the fiscal year ended December 31, 2000, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, large cash inflows and an increase in transactions on which commissions were paid.

                                   APPENDIX G

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         LIST OF AMOUNTS PAID BY EACH CLASS OF SHARES TO AIM DISTRIBUTORS PURSUANT TO THE PLANS FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000.


                                                       CLASS A                  CLASS B                   CLASS C
FUND                                                   SHARES                   SHARES                    SHARES
----                                                 ----------               -----------               ----------
AIM Balanced Fund                                     5,444,457                13,096,097                2,965,032
AIM Basic Balanced Fund*                                    N/A                       N/A                      N/A
AIM European Small Company Fund**                         6,979                     6,509                    2,492
AIM Global Utilities Fund                               684,300                 1,637,899                  139,107
AIM International Emerging Growth Fund**                  4,291                     4,682                    4,636
AIM Mid Cap Basic Value Fund***                             N/A                       N/A                      N/A
AIM New Technology Fund**                                35,318                    43,533                   25,294
AIM Select Equity Fund                                1,370,376                 7,047,426                  541,490
AIM Small Cap Equity Fund**                              21,788                    28,721                   13,831
AIM Value Fund                                       31,857,597               144,649,550               12,863,973
AIM Value II Fund**                                      35,220                   100,325                   44,441
AIM Worldwide Spectrum Fund****                              29                       N/A                      N/A



   * Commenced operations on September 28, 2001.

  ** Commenced operations on August 31, 2000.

 *** Commenced operations on December 31, 2001.

**** Commenced operations on December 29, 2000.

                                   APPENDIX H

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended December 31, 2000, follows:


                                                                       PRINTING &                    UNDERWRITERS        DEALERS
                                                       ADVERTISING      MAILING         SEMINARS     COMPENSATION     COMPENSATION
                                                       ------------   ------------    ------------   ------------     ------------
AIM Balanced Fund ................................     $     41,610   $      3,738    $      9,720   $        -0-     $  5,389,389
AIM Basic Balanced Fund* .........................              N/A            N/A             N/A            N/A              N/A
AIM European Small Company Fund** ................              562             36             -0-            -0-            6,381
AIM Global Utilities Fund ........................            2,106            218             620            -0-          681,356
AIM International Emerging Growth Fund** .........              247             25             -0-            -0-            4,019
AIM Mid Cap Basic Value Fund*** ..................              N/A            N/A             N/A            N/A              N/A
AIM New Technology Fund** ........................            3,999            277             513            -0-           30,529
AIM Select Equity Fund ...........................            8,654            781           2,076            -0-        1,358,865
AIM Small Cap Equity Fund** ......................            2,583            140             389            -0-           18,676
AIM Value Fund ...................................          183,184         17,966          52,041            -0-       31,604,406
AIM Value II Fund** ..............................            3,486            222             353            -0-           31,159
AIM Worldwide Spectrum Fund**** ..................                8            -0-             -0-            -0-               21


         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended December 31, 2000, follows:


                                                                     PRINTING &                   UNDERWRITERS      DEALERS
                                                     ADVERTISING       MAILING       SEMINARS     COMPENSATION   COMPENSATION
                                                     ------------   ------------   ------------   ------------   ------------
AIM Balanced Fund ................................   $    340,319   $     32,687   $     91,288   $  9,822,073   $  2,809,730
AIM Basic Balanced Fund* .........................            N/A            N/A            N/A            N/A            N/A
AIM European Small Company Fund** ................            573             57            -0-          4,882            997
AIM Global Utilities Fund ........................         30,335          2,844          8,690      1,228,424        367,606
AIM International Emerging Growth Fund** .........            439            -0-            -0-          3,512            731
AIM Mid Cap Basic Value Fund*** ..................            N/A            N/A            N/A            N/A            N/A
AIM New Technology Fund** ........................          4,876            286            794         32,650          4,927
AIM Select Equity Fund ...........................        109,754         10,374         28,470      5,285,569      1,613,259
AIM Small Cap Equity Fund** ......................          3,308            156            433         21,541          3,283
AIM Value Fund ...................................      2,711,242        279,510        825,380    108,487,162     32,346,256
AIM Value II Fund** ..............................          6,556             12          7,842         75,244         10,671
AIM Worldwide Spectrum Fund**** ..................            -0-            -0-            -0-            -0-            -0-


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended December 31, 2000, follows:


                                                                     PRINTING &                   UNDERWRITERS      DEALERS
                                                     ADVERTISING      MAILING        SEMINARS     COMPENSATION   COMPENSATION
                                                     ------------   ------------   ------------   ------------   ------------
AIM Balanced Fund ................................   $    145,840   $     13,662   $     37,401   $    967,580   $  1,800,549
AIM Basic Balanced Fund* .........................            N/A            N/A            N/A            N/A            N/A
AIM European Small Company Fund** ................            552            -0-            -0-          1,656            285
AIM Global Utilities Fund ........................          8,133            804          3,352         67,030         59,788
AIM International Emerging Growth Fund** .........            513            -0-            -0-          3,081          1,042
AIM Mid Cap Basic Value Fund*** ..................            N/A            N/A            N/A            N/A            N/A
AIM New Technology Fund** ........................          3,247            235            435         15,669          5,708
AIM Select Equity Fund ...........................         32,725          3,016          7,818        217,799        280,132
AIM Small Cap Equity Fund** ......................          2,280            177            -0-          8,844          2,530
AIM Value Fund ...................................        730,071         35,663        652,614      5,598,763      5,846,862
AIM Value II Fund** ..............................          6,405            409          1,136         30,661          5,830
AIM Worldwide Spectrum Fund**** ..................            -0-            -0-            -0-            -0-            -0-



   * Commenced operations on September 28, 2001.

  ** Commenced operations on August 31, 2000.

 *** Commenced operations on December 31, 2001.

**** Commenced operations on December 29, 2000.

                                   APPENDIX I

                               TOTAL SALES CHARGES


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending December 31:


                                                          2000                        1999                        1998
                                                -------------------------   -------------------------   -------------------------
                                                   SALES        AMOUNT         SALES        AMOUNT         SALES        AMOUNT
                                                  CHARGES      RETAINED       CHARGES      RETAINED       CHARGES      RETAINED
                                                -----------   -----------   -----------   -----------   -----------   -----------
AIM Balanced Fund ...........................   $ 7,582,977   $ 1,348,605   $ 4,738,340   $   823,856   $ 6,719,092   $ 1,172,743
AIM Basic Balanced Fund* ....................           N/A           N/A           N/A           N/A           N/A           N/A
AIM European Small Company Fund** ...........       127,183        18,828           N/A           N/A           N/A           N/A
AIM Global Utilities Fund ...................     1,102,169       174,240       363,844        56,996       407,940        71,338
AIM International Emerging Growth Fund** ....        52,378         8,538           N/A           N/A           N/A           N/A
AIM Mid Cap Basic Value Fund*** .............           N/A           N/A           N/A           N/A           N/A           N/A
AIM New Technology Fund** ...................       895,102       142,151           N/A           N/A           N/A           N/A
AIM Select Equity Fund ......................     3,195,845       511,968     1,100,704       176,131       778,128       136,229
AIM Small Cap Equity Fund** .................       421,500        66,008           N/A           N/A           N/A           N/A
AIM Value Fund ..............................    44,597,613     6,912,097    47,407,647     7,218,373    30,111,088     4,259,204
AIM Value II Fund** .........................       838,943       130,652           N/A           N/A           N/A           N/A
AIM Worldwide Spectrum Fund**** .............           -0-           -0-           N/A           N/A           N/A           N/A


   * Commenced operations on September 28, 2001.

  ** Commenced operations on August 31, 2000.


 *** Commenced operations on December 31, 2001

**** Commenced operations on December 29, 2000.


         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:


                                                         2000           1999           1998
                                                     ------------   ------------   ------------
AIM Balanced Fund ................................   $    284,148   $    150,341   $    106,255
AIM Basic Balanced Fund* .........................            N/A            N/A            N/A
AIM European Small Company Fund** ................             47            N/A            N/A
AIM Global Utilities Fund ........................         16,641         67,367         71,709
AIM International Emerging Growth Fund** .........            364            N/A            N/A
AIM Mid Cap Basic Value Fund*** ..................            N/A            N/A            N/A
AIM New Technology Fund** ........................         16,403            N/A            N/A
AIM Select Equity Fund ...........................         32,980         75,951        105,783
AIM Small Cap Equity Fund** ......................            541            N/A            N/A
AIM Value Fund ...................................      1,003,943      1,053,955      1,498,642
AIM Value II Fund** ..............................          1,234            N/A            N/A
AIM Worldwide Spectrum Fund**** ..................            -0-            N/A            N/A


   * Commenced operations on September 28, 2001.

  ** Commenced operations on August 31, 2000.


 *** Commenced operations on December 31, 2001.

**** Commenced operations on December 29, 2000.

                                   APPENDIX J

                                PERFORMANCE DATA


The average annual total returns for each Fund, with respect to its Class A shares, for the periods ended June 30, 2001, are as follows:


                                                                     PERIODS ENDED
                                                                     JUNE 30, 2001
                                                         --------------------------------------        INCEPTION
         CLASS A SHARES:                                 1 YEAR         5 YEARS        10 YEARS          DATE
         --------------                                  ------         -------        --------        ---------
AIM Balanced Fund..................................       16.44%        9.18%           12.67%         03/31/78
AIM Basic Balanced Fund............................         N/A          N/A              N/A          09/28/01
AIM European Small Company Fund....................         N/A          N/A              N/A          08/31/00
AIM Global Utilities Fund..........................      -23.74%       10.94%           11.25%         01/19/88
AIM International Emerging Growth Fund.............         N/A          N/A              N/A          08/31/00
AIM Mid Cap Basic Value Fund.......................         N/A          N/A              N/A          12/31/01
AIM New Technology Fund............................         N/A          N/A              N/A          08/31/00
AIM Select Equity Fund.............................      -34.33%       11.97%           11.85%         12/04/67
AIM Small Cap Equity Fund..........................         N/A          N/A              N/A          08/31/00
AIM Value Fund.....................................      -24.22%       11.92%           16.03%         05/01/84
AIM Value II Fund..................................         N/A          N/A              N/A          08/31/00
AIM Worldwide Spectrum Fund........................         N/A          N/A              N/A          12/29/00



         The average annual total returns for each Fund, with respect to its Class B shares, for the periods ended June 30, 2001, are as follows:


                                                                     PERIODS ENDED
                                                                     JUNE 30, 2001
                                                         ---------------------------------------
                                                                                         SINCE          INCEPTION
         CLASS B SHARES:                                 1 YEAR        5 YEARS         INCEPTION          DATE
         --------------                                  ------        -------         ---------        ---------
AIM Balanced Fund..................................      -17.15%        9.08%            9.87%          10/18/93
AIM Basic Balanced Fund............................         N/A          N/A              N/A           09/28/01
AIM European Small Company Fund....................         N/A          N/A              N/A           08/31/00
AIM Global Utilities Fund..........................      -23.45%       11.10%            8.42%          09/01/93
AIM International Emerging Growth Fund.............         N/A          N/A              N/A           08/31/00
AIM Mid Cap Basic Value Fund.......................         N/A          N/A              N/A           12/31/01
AIM New Technology Fund............................         N/A          N/A              N/A           08/31/00
AIM Select Equity Fund.............................      -34.05%       12.09%           12.08%          09/01/93
AIM Small Cap Equity Fund..........................         N/A          N/A              N/A           08/31/00
AIM Value Fund.....................................      -24.04%       12.03%           12.90%          10/18/93
AIM Value II Fund..................................         N/A          N/A              N/A           08/31/00
AIM Worldwide Spectrum Fund........................         N/A          N/A              N/A           12/29/00




   * Commenced operations on September 28, 2001.

  ** Commenced operations on August 31, 2000.

 *** Commenced operations on December 31, 2001.

**** Commenced operations on December 29, 2000.

         The average annual total returns for each Fund, with respect to its Class C shares, for the periods ended June 30, 2001, are as follows:



                                                                    PERIODS ENDED
                                                                    JUNE 30, 2001
                                                           ------------------------------             INCEPTION
         CLASS C SHARES:                                   1 YEAR         SINCE INCEPTION               DATE
         --------------                                    ------         ---------------             ---------
AIM Balanced Fund.....................................     -13.77%               5.20%                08/04/97
AIM Basic Balanced Fund...............................        N/A                 N/A                 09/28/01
AIM European Small Company Fund.......................        N/A                 N/A                 08/31/00
AIM Global Utilities Fund.............................     -20.61%               9.22%                08/04/97
AIM International Emerging Growth Fund................        N/A                 N/A                 08/31/00
AIM Mid Cap Basic Value Fund..........................        N/A                 N/A                 12/31/01
AIM New Technology Fund...............................        N/A                 N/A                 08/31/00
AIM Select Equity Fund................................     -31.62%               8.13%                08/04/97
AIM Small Cap Equity Fund.............................        N/A                 N/A                 08/31/00
AIM Value Fund........................................     -21.15%               7.78%                08/04/97
AIM Value II Fund.....................................        N/A                 N/A                 08/31/00
AIM Worldwide Spectrum Fund...........................        N/A                 N/A                 12/29/00


         The yields for each of the named Funds are as follows:


                                            30 DAYS ENDED
                                            JUNE 30, 2001
                                     ----------------------------
                                     CLASS A    CLASS B   CLASS C
                                     -------    -------   -------
         AIM Balanced Fund           [    ]%    [    ]%   [    ]%
         AIM Basic Balanced Fund       N/A        N/A       N/A
         AIM Global Utilities Fund   [    ]%    [    ]%   [    ]%

                              FINANCIAL STATEMENTS



                                       FS

                          REPORT OF INDEPENDENT ACCOUNTANTS

                          To the Shareholders of AIM Balanced Fund and Board of Trustees of AIM Funds Group:

                          In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Balanced Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Fund for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

                          /s/ PRICEWATERHOUSECOOPERS LLP

                          Boston, Massachusetts
                          February 19, 2001

SCHEDULE OF INVESTMENTS
December 31, 2000

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-31.07%

AIRLINES-0.62%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Euro
  Bonds, 10.88%, 03/15/19         $    493,850   $      365,274
---------------------------------------------------------------
America West Airlines,
  Inc.-Series C, Pass Through
  Ctfs., 6.86%, 07/02/04             2,960,396        2,901,632
---------------------------------------------------------------
American Airlines-Series 87-A,
  Equipment Trust Inc. Ctfs.,
  9.90%, 01/15/11                    2,955,000        3,451,499
---------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 10.38%, 12/15/22             2,300,000        2,411,067
---------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09      9,150,000        8,799,006
---------------------------------------------------------------
Northwest Airlines Inc.-Series
  971B, Pass Through Ctfs.,
  7.25%, 07/02/14                    4,267,877        3,968,080
---------------------------------------------------------------
United Air Lines, Inc.-Series
  95A2, Pass Through Ctfs.,
  9.56%, 10/19/18                    3,750,000        4,130,587
===============================================================
                                                     26,027,145
===============================================================

AUTOMOBILES-0.37%

DaimlerChrysler N.A. Holding
  Corp., Gtd., Notes, 8.00%,
  06/15/10                           5,400,000        5,458,914
---------------------------------------------------------------
  Unsec. Notes, 7.40%, 01/20/05      5,750,000        5,792,147
---------------------------------------------------------------
  Rocs Series CHR-1998-1,
    Collateral Trust, 6.50%,
    08/01/18                         4,680,379        4,361,902
===============================================================
                                                     15,612,963
===============================================================

BANKS (MAJOR REGIONAL)-1.88%

BankBoston N.A., Unsec. Sub.
  Notes, 7.00%, 09/15/07             8,150,000        8,175,509
---------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes,
  6.38%, 06/30/05                   11,570,000       11,207,512
---------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04             3,750,000        4,018,125
---------------------------------------------------------------
Deutsche Bank Luxembourg
  (Luxembourg), Yankee Bonds,
  6.83%, 12/28/07(a)                 8,000,000        7,409,720
---------------------------------------------------------------
HSBC Capital Funding L.P., VRD
  Gtd. Bonds, 10.18%, 12/29/49
  (Acquired 08/24/00; Cost
  $9,602,932)(b)                     8,600,000        9,916,755
---------------------------------------------------------------
Midland Bank PLC (United
  Kingdom), Unsec. Sub. Yankee
  Notes, 7.65%, 05/01/25             2,105,000        2,179,896
---------------------------------------------------------------
NCNB Corp., Sub Notes, 9.38%,
  09/15/09                           2,700,000        3,081,024
---------------------------------------------------------------
  10.20%, 07/15/15                   7,050,000        8,447,098
---------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24        6,300,000        6,534,234
---------------------------------------------------------------
Republic New York Corp., Sub.,
  Deb., 9.50%, 04/15/14              5,400,000        6,304,878
---------------------------------------------------------------
  Notes, 9.70%, 02/01/09             3,800,000        4,333,140
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
BANKS (MAJOR REGIONAL)-(CONTINUED)

Skandinaviska Enskilda Banken
  (Sweden), Sub. Yankee Notes,
  6.88%, 02/15/09                 $  8,500,000   $    8,081,630
===============================================================
                                                     79,689,521
===============================================================

BANKS (MONEY CENTER)-0.99%

BSCH Issuances Ltd. (Cayman
  Islands), Gtd. Sub. Yankee
  Bonds, 7.63%, 09/14/10            15,000,000       15,244,200
---------------------------------------------------------------
First Union Corp., Putable
  Unsec. Sub. Deb.,
  6.55%, 10/15/35                    9,680,000        9,461,813
---------------------------------------------------------------
  7.50%, 04/15/35                    3,300,000        3,344,649
---------------------------------------------------------------
MBNA America Bank N.A., Sr.
  Notes, 7.75%, 09/15/05             6,350,000        6,435,153
---------------------------------------------------------------
Santander Financial Issuances
  Ltd. (Cayman Islands), Unsec.
  Gtd. Sub. Yankee Notes, 7.25%,
  11/01/15                           5,000,000        4,688,000
---------------------------------------------------------------
Sanwa Finance Aruba AEC (Aruba),
  Gtd. Unsec. Sub. Notes, 8.35%,
  07/15/09                           2,550,000        2,666,724
===============================================================
                                                     41,840,539
===============================================================

BANKS (REGIONAL)-1.55%

Bank of Tokyo-Mitsubishi Ltd.
  (The) (Japan), Sr. Sub. Yankee
  Notes, 8.40%, 04/15/10             1,700,000        1,814,395
---------------------------------------------------------------
Bank United-Series A, Medium
  Term Notes, 8.00%, 03/15/09        4,050,000        4,080,658
---------------------------------------------------------------
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27             5,960,000        5,301,837
---------------------------------------------------------------
Mercantile Bancorp. Inc., Jr.
  Unsec. Sub. Notes, 7.30%,
  06/15/07                          10,405,000       10,624,754
---------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Unsec. Sub. Deb., 8.25%,
  11/01/24                          16,150,000       17,393,227
---------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%,
  03/15/27                           9,550,000        6,091,658
---------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08        6,000,000        5,502,120
---------------------------------------------------------------
Union Planters Capital Trust,
  Gtd. Bonds, 8.20%, 12/15/26        5,200,000        4,460,716
---------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                          10,000,000       10,247,400
===============================================================
                                                     65,516,765
===============================================================

BROADCASTING (TELEVISION, RADIO
  & CABLE)-3.36%

AT&T Corp., Gtd. Bonds, 9.65%,
  03/31/27                          10,400,000       11,234,184
---------------------------------------------------------------
AT&T Corp.-Liberty Media Corp.,
  Sr. Unsec., Bonds, 7.88%,
  07/15/09                           2,150,000        2,117,922
---------------------------------------------------------------
  Deb., 8.25%, 02/01/30              7,750,000        7,106,052
---------------------------------------------------------------
British Sky Broadcasting Group
  PLC (United Kingdom), Sr.
  Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                   14,370,000       13,635,262
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Clear Channel Communications,
  Inc., Unsec. Deb., 7.25%,
  10/15/27                        $ 11,055,000   $    9,958,676
---------------------------------------------------------------
Comcast Cable Communications,
  Unsec. Unsub. Notes, 8.50%,
  05/01/27                          10,275,000       11,228,725
---------------------------------------------------------------
Continental Cablevision, Inc.,
  Sr. Deb., 9.50%, 08/01/13         14,000,000       15,373,540
---------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00-03/23/00; Cost
  $6,530,542)(b)                     6,550,000        6,744,404
---------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.,
  Deb., 7.88%, 02/15/18              7,100,000        6,705,524
---------------------------------------------------------------
  Notes, 7.88%, 12/15/07            12,730,000       12,869,139
---------------------------------------------------------------
  Series B, Notes, 8.13%,
    07/15/09                         8,300,000        8,526,756
---------------------------------------------------------------
Lenfest Communications, Inc.,
  Sr. Unsec., Notes, 8.38%,
  11/01/05                           7,400,000        7,936,648
---------------------------------------------------------------
Sub. Notes, 8.25%, 02/15/08
  (Acquired 11/17/99-02/25/00;
  Cost $2,588,325)(b)                2,550,000        2,657,635
---------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec.
  Deb., 6.53%, 02/01/28              4,350,000        4,203,883
---------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Deb., 8.75%, 08/01/15          2,100,000        2,303,637
---------------------------------------------------------------
  Sr. Unsec. Deb., 9.80%,
    02/01/12                        16,650,000       19,479,334
===============================================================
                                                    142,081,321
===============================================================

CHEMICALS-0.31%

Airgas, Inc., Medium Term Notes,
  7.14%, 03/08/04                    6,700,000        6,163,263
---------------------------------------------------------------
Union Carbide Corp., Deb.,
  6.79%, 06/01/25                    6,750,000        6,819,862
===============================================================
                                                     12,983,125
===============================================================

COMMUNICATIONS EQUIPMENT-1.13%

Comverse Technology, Inc., Conv.
  Unsec. Sub. Deb., 4.50%,
  07/01/05                           7,700,000       39,125,625
---------------------------------------------------------------
Corning Inc., Sr. Conv. Unsec.
  Deb., 2.07%, 11/08/15(c)          12,000,000        8,565,000
===============================================================
                                                     47,690,625
===============================================================

COMPUTERS (HARDWARE)-0.38%

Candescent Technologies Corp.,
  Sr. Conv. Unsec. Gtd. Sub.
  Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-08/31/00;
  Cost $18,727,750)(b)(d)           22,262,000       16,251,260
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-0.59%

VERITAS Software Corp., Conv.
  Unsec. Disc. Notes, 1.86%,
  08/13/06(e)                       10,000,000       24,950,000
===============================================================

CONSUMER FINANCE-1.72%

American General Finance Corp.,
  Sr. Putable Notes, 8.45%,
  10/15/09                          10,900,000       11,859,745
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
CONSUMER FINANCE-(CONTINUED)

Capital One Financial Corp.,
  Unsec. Notes, 6.63%, 06/01/15   $  2,000,000   $    2,005,860
---------------------------------------------------------------
  7.25%, 05/01/06                   10,790,000       10,074,515
---------------------------------------------------------------
  7.88%, 02/01/25                    5,865,000        6,174,379
---------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 6.85%, 06/17/04            18,160,000       18,328,343
---------------------------------------------------------------
  Putable Notes, 9.00%,
    10/15/02(e)                      4,175,000        4,355,569
---------------------------------------------------------------
Household Finance Corp.,
  Sr. Unsec. Notes, 6.88%,
  03/01/07                           5,450,000        5,370,266
---------------------------------------------------------------
  Unsec. Notes, 8.00%, 07/15/10      5,850,000        6,187,077
---------------------------------------------------------------
MBNA Capital-Series A, Gtd.
  Bonds, 8.28%, 12/01/26            10,110,000        8,422,338
===============================================================
                                                     72,778,092
===============================================================

ELECTRIC COMPANIES-2.65%

Arizona Public Service Co.,
  Unsec. Notes, 6.25%, 01/15/05      5,000,000        4,913,200
---------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds,
  9.38%, 10/15/29                    9,000,000        9,995,760
---------------------------------------------------------------
Cleveland Electric Illuminating
  Co. (The), First Mortgage
  Bonds, 6.86%, 10/01/08             6,080,000        6,004,426
---------------------------------------------------------------
  Series D, Sr. Sec. Notes,
    7.88%, 11/01/17                  7,300,000        7,412,055
---------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02             4,950,000        4,928,418
---------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sec. First Mortgage
    Bonds, 8.90%, 02/01/06           7,550,000        8,146,676
---------------------------------------------------------------
  Series E, Sec. First Mortgage
    Bonds, 9.40%, 05/01/11           5,438,000        5,908,006
---------------------------------------------------------------
Empire District Electric Co.
  (The), Sr. Notes, 7.70%,
  11/15/04                           8,550,000        8,883,877
---------------------------------------------------------------
Indiana Michigan Power Co.-Series F,
  Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                    4,469,652        5,074,172
---------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H,
  Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(e)                       11,000,000        9,520,280
---------------------------------------------------------------
Public Service Company of New
  Mexico-Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05             7,850,000        7,606,022
---------------------------------------------------------------
Southern Energy, Inc., Sr.
  Notes, 7.90%, 07/15/09
  (Acquired 12/03/99-02/11/00;
  Cost $4,101,691)(b)                4,225,000        4,237,548
---------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09        5,800,000        5,346,208
---------------------------------------------------------------
Unicom Corp.-Series 94, First
  Mortgage Notes, 7.50%,
  07/01/13                           9,300,000        9,697,017
---------------------------------------------------------------
UtiliCorp United Inc., Sr.
  Unsec. Putable Notes, 6.70%,
  10/15/06                           6,350,000        6,314,694
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ELECTRIC COMPANIES-(CONTINUED)

Western Resources, Inc., Sr.
  Unsec. Putable Notes,
  6.25%, 08/15/03                 $  1,575,000   $    1,496,486
---------------------------------------------------------------
  7.13%, 08/01/09                    7,000,000        6,451,970
===============================================================
                                                    111,936,815
===============================================================

ELECTRICAL EQUIPMENT-0.31%

General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 6.70%, 10/01/02            12,800,000       12,970,240
===============================================================

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.09%

Israel Electric Corp. Ltd.
  (Israel), Yankee Deb., 7.75%,
  12/15/27(a)                        4,350,000        3,870,847
===============================================================

ENTERTAINMENT-0.75%

Time Warner Inc., Sr. Unsec.
  Gtd. Deb., 7.57%, 02/01/24        10,715,000       10,715,321
---------------------------------------------------------------
  Unsec. Deb., 8.05%, 01/15/16       6,500,000        6,811,090
---------------------------------------------------------------
  Unsec. Deb., 9.13%, 01/15/13       5,420,000        6,288,663
---------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23       6,850,000        7,959,084
===============================================================
                                                     31,774,158
===============================================================

FINANCIAL (DIVERSIFIED)-2.82%

AIG SunAmerica Global Financing I,
  Sr. Unsec. Unsub. Notes,
  7.40%, 05/05/03 (Acquired
  10/17/00; Cost $11,790,356)(b)    11,600,000       11,941,272
---------------------------------------------------------------
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $9,100,000)(b)                9,100,000        9,614,605
---------------------------------------------------------------
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18          3,900,000        3,689,127
---------------------------------------------------------------
Beaver Valley II Funding Corp.,
  Sec. Lease Obligations Deb.,
  9.00%, 06/01/17                   12,500,000       13,731,625
---------------------------------------------------------------
CIT Group, Inc. (The), Sr.
  Medium Term Notes, 5.91%,
  11/23/05                           8,100,000        7,669,242
---------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-09/19/00; Cost
  $15,549,112)(b)                   15,600,000       15,881,424
---------------------------------------------------------------
Citigroup Inc.,
  Deb., 6.63%, 01/15/28              7,700,000        6,871,018
---------------------------------------------------------------
  Unsec. Sub. Notes, 7.25%,
    10/01/10                         6,955,000        7,202,389
---------------------------------------------------------------
Dow Capital B.V. (Netherlands),
  Gtd. Yankee Deb., 9.20%,
  06/01/10                          10,250,000       11,748,653
---------------------------------------------------------------
Ford Holdings, Inc., Unsec.
  Unsub. Gtd. Deb., 9.30%,
  03/01/30                           6,000,000        6,828,300
---------------------------------------------------------------
Heller Financial, Inc., Sr.
  Unsec. Notes, 8.00%, 06/15/05      5,780,000        5,988,774
---------------------------------------------------------------
Hutchison Delta Finance Ltd.-Series
  REGS (Cayman Islands), Conv. Gtd.
  Unsec. Euro Notes, 7.00%, 11/08/02 2,250,000        2,694,375
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

Pinnacle Partners, Sr. Notes,
  8.83%, 08/15/04 (Acquired
  08/02/00; Cost $7,000,000)(b)   $  7,000,000   $    7,243,810
---------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12       5,700,000        6,555,160
---------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $1,402,095)(b)                     1,500,000        1,495,316
===============================================================
                                                    119,155,090
===============================================================

FOODS-0.58%

ConAgra, Inc., Sr. Putable
  Notes, 6.70%, 08/01/27             7,500,000        7,459,500
---------------------------------------------------------------
ConAgra, Inc., Sr. Unsec.
  Putable Notes, 7.13%, 10/01/26    12,755,000       13,091,349
---------------------------------------------------------------
Grand Metropolitan Investment
  Corp, Gtd. Bonds, 7.45%,
  04/15/35                           4,000,000        4,186,600
===============================================================
                                                     24,737,449
===============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.15%

Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24      5,650,000        6,456,538
===============================================================

INSURANCE (LIFE/HEALTH)-0.27%

Torchmark Corp., Notes, 7.38%,
  08/01/13                           3,000,000        2,844,030
---------------------------------------------------------------
  7.88%, 05/15/23                    9,200,000        8,417,264
===============================================================
                                                     11,261,294
===============================================================

INSURANCE (PROPERTY-CASUALTY)-0.39%

GE Global Insurance Holdings
  Corp., Unsec. Notes,
  7.75%, 06/15/30                    7,000,000        7,450,730
---------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes,
  7.00%, 05/15/08                    2,350,000        2,278,231
---------------------------------------------------------------
  7.20%, 08/15/07                    7,000,000        6,876,170
===============================================================
                                                     16,605,131
===============================================================

INVESTMENT BANKING/BROKERAGE-1.00%

Bear Stearns Cos., Inc., Notes,
  7.80%, 08/15/07                    6,450,000        6,645,306
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%,
    12/07/09                         4,280,000        4,349,422
---------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Bonds, 7.88%, 08/15/10             4,250,000        4,391,143
---------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                         9,855,000       10,692,774
---------------------------------------------------------------
  Unsec. Notes, 8.50%, 08/01/15      9,460,000       10,033,276
---------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub.
  Notes, 7.38%, 01/15/07             3,485,000        3,512,532
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
INVESTMENT BANKING/BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.,
  Unsec. Notes, 6.88%, 11/15/18   $  2,650,000   $    2,484,799
===============================================================
                                                     42,109,252
===============================================================

MANUFACTURING (DIVERSIFIED)-0.37%

Honeywell International Inc.,
  Unsec. Unsub. Notes, 7.50%,
  03/01/10                          14,500,000       15,710,170
===============================================================

NATURAL GAS-2.31%

CMS Panhandle Holding Co., Sr.
  Notes, 6.13%, 03/15/04             6,600,000        6,447,342
---------------------------------------------------------------
Coastal Corp. (The), Sr. Putable
  Unsec. Deb., 6.70%, 02/15/27       9,675,000        9,609,597
---------------------------------------------------------------
Ferrellgas Partners L.P.,-Series
  B, Sr. Sec. Gtd. Notes, 9.38%,
  06/15/06                           4,950,000        4,628,250
---------------------------------------------------------------
Kinder Morgan Energy Partners,
  L.P., Sr. Unsec. Notes, 6.30%,
  02/01/09                           8,400,000        8,060,976
---------------------------------------------------------------
Kinder Morgan, Inc., Unsec.
  Deb., 7.35%, 08/01/26              7,800,000        8,080,722
---------------------------------------------------------------
KN Capital Trust I-Series B,
  Unsec. Gtd. Bonds, 8.56%,
  04/15/27                           6,250,000        5,858,563
---------------------------------------------------------------
National Fuel Gas Co.-Series D,
  Medium Term Notes, 6.30%,
  05/27/08                           8,600,000        8,215,322
---------------------------------------------------------------
Northern Border Partners,
  L.P.-Series A, Sr. Gtd. Unsec.
  Unsub. Notes, 8.88%, 06/15/10     11,700,000       12,727,845
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                           5,015,000        5,615,797
---------------------------------------------------------------
Panhandle Eastern Pipe Line,
  Notes, 7.88%, 08/15/04             1,500,000        1,536,930
---------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes,
  7.63%, 07/15/11                    5,515,000        5,773,378
---------------------------------------------------------------
Tennessee Gas Pipeline Co.,
  Unsec. Deb., 7.50%, 04/01/17      12,800,000       12,664,704
---------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.63%, 07/15/19             8,650,000        8,666,262
===============================================================
                                                     97,885,688
===============================================================

OIL & GAS (DRILLING & EQUIPMENT)-0.30%

NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09             5,000,000        4,977,750
---------------------------------------------------------------
Petroleum Geo-Services A.S.A.
  (Norway), Sr. Unsec. Yankee
  Notes, 7.13%, 03/30/28             2,200,000        1,778,612
---------------------------------------------------------------
  Yankee Notes, 7.50%, 03/31/07      5,960,000        5,980,920
===============================================================
                                                     12,737,282
===============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.70%

Anadarko Petroleum Corp., Unsec.
  Deb., 7.73%, 09/15/96              8,250,000        8,616,300
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Louis Dreyfus Natural Gas Corp.,
  Unsec. Notes, 6.88%, 12/01/07   $  8,300,000   $    8,214,261
---------------------------------------------------------------
ONEOK, Inc., Unsec. Notes,
  7.75%, 08/15/06                    3,100,000        3,225,209
---------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Unsec. Unsub. Yankee Deb.,
  7.13%, 06/01/07                    1,500,000        1,514,580
---------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                           8,100,000        8,255,844
===============================================================
                                                     29,826,194
===============================================================

OIL & GAS (REFINING & MARKETING)-0.21%

Petroleos Mexicanos (Mexico)-
  Series P, Putable Unsec. Unsub.
  Yankee Notes, 9.50%, 09/15/27      8,500,000        8,953,730
===============================================================

OIL (DOMESTIC INTEGRATED)-0.40%

Amerada Hess Corp., Bonds,
  7.88%, 10/01/29                    9,255,000       10,160,324
---------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Unsec. Notes, 8.45%, 02/15/29      6,150,000        6,795,873
===============================================================
                                                     16,956,197
===============================================================

OIL (INTERNATIONAL INTEGRATED)-0.27%

YPF Sociedad Anonima (Argentina),
  Yankee, Bonds, 9.13%, 02/24/09     4,550,000        4,668,528
---------------------------------------------------------------
  Notes, 8.00%, 02/15/04             6,900,000        6,842,868
===============================================================
                                                     11,511,396
===============================================================

POWER PRODUCERS (INDEPENDENT)-0.36%

AES Corp. (The), Sr. Unsec. Sub.
  Notes, 8.38%, 08/15/07             3,000,000        2,895,000
---------------------------------------------------------------
  10.25%, 07/15/06                   1,800,000        1,867,500
---------------------------------------------------------------
CE Generation LLC, Sr. Sec. Sub.
  Deb., 7.42%, 12/15/18              7,597,200        7,307,367
---------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20
  (Acquired 04/30/98; Cost
  $3,425,614)(b)                     3,417,174        3,308,815
===============================================================
                                                     15,378,682
===============================================================

PUBLISHING (NEWSPAPERS)-0.41%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34     3,325,000        3,452,846
---------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13     8,250,000        8,830,470
---------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                  4,950,000        4,852,683
===============================================================
                                                     17,135,999
===============================================================

RAILROADS-0.24%

Norfolk Southern Corp., Notes,
  7.05%, 05/01/37                   10,000,000       10,170,000
===============================================================

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

REAL ESTATE INVESTMENT TRUSTS-0.19%

ERP Operating L.P., Unsec.
  Notes, 7.13%, 10/15/17          $  3,250,000   $    2,881,970
---------------------------------------------------------------
Health Care REIT, Inc., Sr.
  Unsec. Notes, 7.63%, 03/15/08      1,150,000          997,246
---------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Unsub. Deb., 7.35%, 12/01/17       4,600,000        4,288,672
===============================================================
                                                      8,167,888
===============================================================

SAVINGS & LOAN COMPANIES-0.67%

Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27        9,700,000        8,358,393
---------------------------------------------------------------
St. Paul Bancorp, Inc., Sr.
  Unsec. Unsub. Notes, 7.13%,
  02/15/04                           5,500,000        5,473,325
---------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%,
  03/15/03                           5,330,000        5,141,851
---------------------------------------------------------------
Washington Mutual Capital I,
  Sec. Gtd. Sub. Bonds, 8.38%,
  06/01/27                           4,285,000        3,964,911
---------------------------------------------------------------
Washington Mutual, Inc., Jr.
  Unsec. Sub. Notes, 8.25%,
  04/01/10                           5,000,000        5,271,400
===============================================================
                                                     28,209,880
===============================================================

SOVEREIGN DEBT-0.91%

British Columbia (Province of)
  (Canada), Unsec. Unsub. Yankee
  Notes, 5.38%, 10/29/08             2,750,000        2,635,325
---------------------------------------------------------------
Hydro-Quebec-Series B (Canada),
  Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                    5,000,000        5,867,400
---------------------------------------------------------------
Manitoba (Province of)-Series AZ
  (Canada), Putable Yankee Deb.,
  7.75%, 07/17/16                    9,850,000       10,954,875
---------------------------------------------------------------
Newfoundland (Province of)
  (Canada), Yankee Deb., 9.00%,
  06/01/19                           3,960,000        4,674,503
---------------------------------------------------------------
Quebec (Province of) (Canada),
  Unsec. Yankee Deb., 6.50%,
  01/17/06                           4,900,000        5,023,382
---------------------------------------------------------------
  Series A, Medium Term Putable Yankee
  Notes, 7.37%, 03/06/26(e)          9,300,000        9,423,876
===============================================================
                                                     38,579,361
===============================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.20%

Vodafone AirTouch PLC (United
  Kingdom), Unsec. Unsub. Yankee
  Notes, 7.75%, 02/15/10(a)          8,350,000        8,633,065
===============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.33%

MCI Communications Corp., Sr.
  Unsec. Putable Deb., 7.13%,
  06/15/27                           2,150,000        2,176,875
---------------------------------------------------------------
Sprint Corp., Putable Deb.,
  9.00%, 10/15/19                    2,200,000        2,309,296
---------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                           9,215,000        9,393,495
===============================================================
                                                     13,879,666
===============================================================

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

TELEPHONE-0.98%

AT&T Canada Inc. (Canada), Sr.
  Unsec., Sub. Yankee Notes,
  7.63%, 03/15/05                 $ 10,100,000   $   10,076,669
---------------------------------------------------------------
  Yankee Notes 7.65%, 09/15/06       5,200,000        5,169,996
---------------------------------------------------------------
BellSouth Capital Funding,
  Putable Deb., 6.04%, 11/15/26      4,000,000        3,982,240
---------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                    5,930,000        6,053,937
---------------------------------------------------------------
GTE Corp., Unsec. Deb., 6.84%,
  04/15/18                           5,500,000        5,112,635
---------------------------------------------------------------
Koninklijke (Royal) KPN N.V.
  (Netherlands), Sr. Unsec.
  Unsub. Yankee Notes, 7.50%,
  10/01/05(a)                        2,850,000        2,765,042
---------------------------------------------------------------
Qwest Capital Funding Inc.,
  Unsec. Gtd. Notes, 7.90%,
  08/15/10 (Acquired 08/24/00;
  Cost $7,925,438)(b)                7,900,000        8,180,766
===============================================================
                                                     41,341,285
===============================================================

WASTE MANAGEMENT-0.31%

Browning-Ferris Industries,
  Inc., Unsec. Deb., 7.40%,
  09/15/35                           4,170,000        3,023,250
---------------------------------------------------------------
Waste Management, Inc.,
  Putable Unsec. Notes, 7.10%,
    08/01/26                         9,900,000        9,813,672
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.13%,
    12/15/17                           520,000          464,974
===============================================================
                                                     13,301,896
===============================================================
    Total U.S. Dollar
      Denominated Bonds & Notes
      (Cost $1,261,331,197)                       1,314,676,549
===============================================================

                                     SHARES
COMMON STOCKS & OTHER EQUITY
  INTERESTS-48.91%

AEROSPACE/DEFENSE-1.18%

General Dynamics Corp.                 385,000       30,030,000
---------------------------------------------------------------
Northrop Grumman Corp.                 238,000       19,754,000
===============================================================
                                                     49,784,000
===============================================================

BANKS (MAJOR REGIONAL)-0.40%

Bank of New York Co., Inc. (The)       307,000       16,942,562
===============================================================

BANKS (MONEY CENTER)-0.80%

J.P. Morgan Chase & Co.                743,500       33,782,781
===============================================================

BIOTECHNOLOGY-0.75%

Genzyme Corp.(f)                       355,100       31,936,806
===============================================================

BROADCASTING (TELEVISION, RADIO
  & CABLE)-2.43%

Clear Channel Communications, Inc.(f)  333,000       16,129,687
---------------------------------------------------------------
Entravision Communications
  Corp.-Class A(f)                     423,400        7,779,975
---------------------------------------------------------------
General Motors Corp.-Class H(f)        567,000       13,041,000
---------------------------------------------------------------
Hispanic Broadcasting Corp.(f)         565,000       14,407,500
---------------------------------------------------------------
Infinity Broadcasting Corp.
  -Class A(f)                          526,250       14,702,109
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-(CONTINUED)

Univision Communications
  Inc.-Class A(f)                 $    895,000   $   36,639,062
===============================================================
                                                    102,699,333
===============================================================

COMMUNICATIONS EQUIPMENT-1.44%

Corning Inc.                           243,900       12,880,969
---------------------------------------------------------------
JDS Uniphase Corp.(f)                  131,000        5,461,062
---------------------------------------------------------------
Nokia Oyj-ADR (Finland)                400,000       17,400,000
---------------------------------------------------------------
Nortel Networks Corp. (Canada)         499,100       16,002,394
---------------------------------------------------------------
Redback Networks Inc.(f)               221,000        9,061,000
===============================================================
                                                     60,805,425
===============================================================

COMPUTERS (HARDWARE)-0.81%

Sun Microsystems, Inc.(f)              898,000       25,031,750
---------------------------------------------------------------
Sycamore Networks, Inc.(f)             250,000        9,312,500
===============================================================
                                                     34,344,250
===============================================================

COMPUTERS (NETWORKING)-1.58%

Cisco Systems, Inc.(f)                 963,000       36,834,750
---------------------------------------------------------------
Juniper Networks, Inc.(f)              165,000       20,800,312
---------------------------------------------------------------
VeriSign, Inc.(f)                      122,500        9,087,969
===============================================================
                                                     66,723,031
===============================================================

COMPUTERS (PERIPHERALS)-1.41%

Brocade Communications Systems,
  Inc.(f)                              201,400       18,491,037
---------------------------------------------------------------
EMC Corp.(f)                           618,000       41,097,000
===============================================================
                                                     59,588,037
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-3.23%

America Online, Inc.(f)                499,200       17,372,160
---------------------------------------------------------------
Ariba, Inc.(f)                         253,000       13,598,750
---------------------------------------------------------------
BEA Systems, Inc.(f)                   306,500       20,631,281
---------------------------------------------------------------
Check Point Software
  Technologies Ltd. (Israel)(f)        187,000       24,976,188
---------------------------------------------------------------
Internet Security Systems, Inc.(f)     251,000       19,687,813
---------------------------------------------------------------
i2 Technologies, Inc.(f)               246,000       13,376,250
---------------------------------------------------------------
Oracle Corp.(f)                        750,000       21,796,875
---------------------------------------------------------------
VERITAS Software Corp.(f)               59,100        5,171,250
===============================================================
                                                    136,610,567
===============================================================

ELECTRIC COMPANIES-0.32%

Southern Co. (The)                     405,900       13,496,175
===============================================================

ELECTRICAL EQUIPMENT-0.74%

General Electric Co.                   650,000       31,159,375
===============================================================

ELECTRONICS (DEFENSE)-0.53%

Raytheon Co.-Class B                   725,000       22,520,313
===============================================================

ELECTRONICS (SEMICONDUCTORS)-2.14%

Analog Devices, Inc.(f)                496,300       25,404,356
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

Intel Corp.                       $    575,000   $   17,393,750
---------------------------------------------------------------
Microchip Technology Inc.(f)           306,000        6,712,875
---------------------------------------------------------------
SDL, Inc.(f)                           140,400       20,805,525
---------------------------------------------------------------
Vitesse Semiconductor Corp.(f)         363,300       20,095,031
===============================================================
                                                     90,411,537
===============================================================

ENGINEERING & CONSTRUCTION-0.45%

Quanta Services, Inc.(f)               588,000       18,926,250
===============================================================

ENTERTAINMENT-0.64%

Time Warner Inc.                       165,000        8,619,600
---------------------------------------------------------------
Viacom Inc.-Class B(f)                 392,119       18,331,563
===============================================================
                                                     26,951,163
===============================================================

EQUIPMENT (SEMICONDUCTOR)-0.24%

Applied Materials, Inc.(f)             270,000       10,310,625
===============================================================

FINANCIAL (DIVERSIFIED)-2.55%

American Express Co.                   413,000       22,689,188
---------------------------------------------------------------
Citigroup Inc.                         816,433       41,689,110
---------------------------------------------------------------
Fannie Mae                             134,000       11,624,500
---------------------------------------------------------------
Freddie Mac                            180,000       12,397,500
---------------------------------------------------------------
MGIC Investment Corp.                  292,000       19,691,750
===============================================================
                                                    108,092,048
===============================================================

HEALTH CARE (DIVERSIFIED)-1.11%

Abbott Laboratories                    444,000       21,506,250
---------------------------------------------------------------
American Home Products Corp.           400,000       25,420,000
===============================================================
                                                     46,926,250
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.25%

Medicis Pharmaceutical
  Corp.-Class A(f)                     177,000       10,465,125
===============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.16%

Allergan, Inc.                         200,000       19,362,529
---------------------------------------------------------------
Merck & Co., Inc.                      312,000       29,211,000
---------------------------------------------------------------
Pfizer Inc.                            541,200       24,895,200
---------------------------------------------------------------
Pharmacia Corp.                        296,000       18,056,000
===============================================================
                                                     91,524,729
===============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.33%

Baxter International, Inc.             302,400       26,705,700
---------------------------------------------------------------
Medtronic, Inc.                        490,000       29,583,750
===============================================================
                                                     56,289,450
===============================================================

INSURANCE (MULTI-LINE)-0.89%

American International Group, Inc.     382,500       37,700,156
===============================================================

                                                     MARKET
                                     SHARES          VALUE

INSURANCE BROKERS-0.78%

Marsh & McLennan Cos., Inc.       $    281,000   $   32,877,000
===============================================================

INVESTMENT BANKING/BROKERAGE-2.63%

Goldman Sachs Group, Inc. (The)        299,000       31,974,313
---------------------------------------------------------------
Merrill Lynch & Co., Inc.              392,000       26,729,500
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.       391,000       30,986,750
---------------------------------------------------------------
Schwab (Charles) Corp. (The)           764,750       21,699,781
===============================================================
                                                    111,390,344
===============================================================

INVESTMENT MANAGEMENT-0.46%

Stilwell Financial, Inc.               493,000       19,442,688
===============================================================

MANUFACTURING (DIVERSIFIED)-0.37%

Tyco International Ltd. (Bermuda)      284,000       15,762,000
===============================================================

NATURAL GAS-2.12%

Dynegy Inc.-Class A                    535,000       29,993,438
---------------------------------------------------------------
Enron Corp.                            356,000       29,592,500
---------------------------------------------------------------
Williams Cos., Inc. (The)              757,000       30,232,688
===============================================================
                                                     89,818,626
===============================================================

OIL & GAS (EXPLORATION & PRODUCTION)-1.32%

Apache Corp.                           468,900       32,852,306
---------------------------------------------------------------
Kerr-McGee Corp.                       344,900       23,086,744
===============================================================
                                                     55,939,050
===============================================================

OIL (INTERNATIONAL INTEGRATED)-1.19%

Exxon Mobil Corp.                      257,700       22,403,794
---------------------------------------------------------------
TotalFinaElf S.A. (France)             187,000       27,815,412
===============================================================
                                                     50,219,206
===============================================================

POWER PRODUCERS (INDEPENDENT)-0.56%

AES Corp. (The)(f)                     430,000       23,811,250
===============================================================

RETAIL (BUILDING SUPPLIES)-0.32%

Home Depot, Inc. (The)                 295,500       13,500,656
===============================================================

RETAIL (FOOD CHAINS)-0.80%

Safeway Inc.(f)                        541,000       33,812,500
===============================================================

RETAIL (GENERAL MERCHANDISE)-0.75%

Target Corp.                           983,200       31,708,200
===============================================================

RETAIL (SPECIALTY)-0.70%

Bed Bath & Beyond Inc.(f)              949,000       21,233,875
---------------------------------------------------------------
Linens 'n Things, Inc.(f)              305,200        8,431,150
===============================================================
                                                     29,665,025
===============================================================

SERVICES (ADVERTISING/MARKETING)-1.31%

Lamar Advertising Co.(f)               500,000       19,296,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

Omnicom Group Inc.                $    437,000   $   36,216,375
===============================================================
                                                     55,513,250
===============================================================

SERVICES (COMPUTER SYSTEMS)-0.17%

Critical Path, Inc.(f)                 241,100        7,413,825
===============================================================

SERVICES (DATA PROCESSING)-0.33%

DST Systems, Inc.(f)                   212,000       14,204,000
===============================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.82%

Amdocs Ltd. (United Kingdom)(f)        451,000       29,878,750
---------------------------------------------------------------
Level 3 Communications, Inc.(f)        269,140        8,831,156
---------------------------------------------------------------
NTT DoCoMo, Inc. (Japan)                   844       14,541,543
---------------------------------------------------------------
Openwave Systems Inc.(f)               290,000       13,901,875
---------------------------------------------------------------
Western Wireless Corp.-Class A(f)      247,300        9,691,069
===============================================================
                                                     76,844,393
===============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.13%

Global Crossings Ltd. (Bermuda)(f)     393,852        5,637,007
===============================================================

TELEPHONE-5.77%

BellSouth Corp.                        500,000       20,468,750
---------------------------------------------------------------
Broadwing Inc.(f)                      609,520       13,904,675
---------------------------------------------------------------
Korea Telecom Corp.-ADR (South
  Korea)                               189,796        5,883,676
---------------------------------------------------------------
McLeodUSA, Inc.-Class A(f)           1,371,000       19,365,375
---------------------------------------------------------------
Qwest Communications
  International Inc.(f)                665,000       27,265,000
---------------------------------------------------------------
SBC Communications Inc.                744,000       35,526,000
---------------------------------------------------------------
Telecom Italia S.p.A. (Italy)        2,642,300       15,880,012
---------------------------------------------------------------
Telefonica S.A. (Spain)(f)           1,296,993       21,435,766
---------------------------------------------------------------
Time Warner Telecom Inc.-Class A(f)    358,200       22,723,313
---------------------------------------------------------------
Verizon Communications Inc.            800,000       40,100,000
---------------------------------------------------------------
Vodafone Group PLC (United
  Kingdom)                           5,907,285       21,685,415
===============================================================
                                                    244,237,982
===============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $1,681,688,527)                             2,069,786,990
===============================================================

PREFERRED STOCKS-1.36%

OIL & GAS (EXPLORATION & PRODUCTION)-0.58%

Kerr-McGee Corp.-$1.83 Pfd. DECS       445,000       24,530,625
===============================================================

POWER PRODUCERS (INDEPENDENT)-0.78%

AES Trust III-$3.38 Conv. Pfd.         108,600        9,339,600
---------------------------------------------------------------
Calpine Capital Trust III-$2.50
  Conv. Pfd. (Acquired 08/03/00;
  Cost $19,775,000)(b)                 395,500       23,878,312
===============================================================
                                                     33,217,912
===============================================================
    Total Preferred Stocks (Cost
      $44,423,431)                                   57,748,537
===============================================================

                                   PRINCIPAL         MARKET
                                   AMOUNT(g)         VALUE
NON-U.S. DOLLAR DENOMINATED
  BONDS & NOTES-0.86%

CANADA-0.37%

AT&T Canada Inc. (Telephone),
  Sr. Unsec. Unsub. Notes,
  7.15%, 09/23/04              CAD   1,200,000   $      790,091
---------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-(Cellular/
  Wireless), Unsec. Deb., 6.55%,
  06/02/08                     CAD     2,500,000      1,637,441
---------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Unsec. Disc. Notes,
  10.75%, 02/15/09(e)          CAD   5,000,000        2,674,822
---------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Bonds, 6.50%,
  12/21/04                     NZD     6,000,000      2,615,000
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas-
  Exploration & Production),
  Medium Term Notes, 6.60%,
  09/11/07                     CAD   4,800,000        3,208,106
---------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08              NZD   2,500,000        1,071,181
---------------------------------------------------------------
Teleglobe Canada Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03              CAD   1,000,000          689,207
---------------------------------------------------------------
TransCanada PipeLines Ltd.
  (Natural Gas)-Series Q, Deb.,
  10.63%, 10/20/09             CAD   1,100,000          932,217
---------------------------------------------------------------
Westcoast Energy Inc. (Natural
  Gas)- Series V, Unsec. Deb.,
  6.45%, 12/18/06(a)           CAD   3,000,000        2,028,465
===============================================================
                                                     15,646,530
===============================================================

CAYMAN ISLANDS-0.11%

Sutton Bridge Financing Ltd.
  (Electric Companies), Gtd.
  Notes, 8.63%, 06/30/22(a)    GBP   3,000,000        4,811,612
===============================================================

NETHERLANDS-0.10%

Mannesmann Finance B.V.
  (Machinery- Diversified), Gtd.
  Unsec. Unsub. Euro Notes,
  4.75%, 05/27/09              EUR   1,300,000        1,109,540
---------------------------------------------------------------
Tecnost International Finance
  N.V. (Telephone)-Series E,
  Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09              EUR   3,210,000        2,878,729
===============================================================
                                                      3,988,269
===============================================================

                                   PRINCIPAL         MARKET
                                   AMOUNT(g)         VALUE

NEW ZEALAND-0.07%

International Bank for Reconstruction &
  Development-Class E (Banks-Money Center),
  Unsec. Medium Term Notes,
  5.50%, 04/15/04              NZD   7,050,000   $    3,004,735
===============================================================

UNITED KINGDOM-0.07%

British Sky Broadcasting Group
  PLC (Broadcasting-Television,
  Radio & Cable), Sr. Gtd.
  Unsec. Unsub. Bonds, 7.75%,
  07/09/09                     GBP   2,100,000        2,947,251
===============================================================

UNITED STATES OF AMERICA-0.14%

John Hancock Global Funding Ltd.
  (Insurance-Life/Health)-Series
  99-H, Sr. Sec. Sub. Medium
  Term Notes, 6.75%, 02/15/06  AUD  10,700,000        6,056,669
===============================================================
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $38,990,649)                             36,455,066
===============================================================
U.S. TREASURY SECURITIES-9.20%

U.S. TREASURY BONDS-0.16%

6.13%, 11/15/27                   $  6,400,000        6,890,113
===============================================================

U.S. TREASURY NOTES-9.04%

6.63%, 05/31/02                     26,700,000       27,162,978
---------------------------------------------------------------
7.25%, 08/15/04                     33,800,000       36,152,142
---------------------------------------------------------------
5.88%, 11/15/04(h)                  13,000,000       13,343,070
---------------------------------------------------------------
6.75%, 05/15/05                     45,730,000       48,713,882
---------------------------------------------------------------
6.50%, 08/15/05 to 10/15/06(h)     121,000,000      128,559,740
---------------------------------------------------------------
6.50%, 02/15/10                     25,700,000       28,130,449
---------------------------------------------------------------
9.38%, 02/15/06(h)                  20,000,000       23,800,400
---------------------------------------------------------------
6.88%, 05/15/06                     34,500,000       37,326,930
---------------------------------------------------------------
5.75%, 08/15/10(h)                  37,500,000       39,310,500
===============================================================
                                                    382,500,091
===============================================================
    Total U.S. Treasury
      Securities (Cost
      $373,413,528)                                 389,390,204
===============================================================

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. GOVERNMENT AGENCY SECURITIES-1.58%

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.86%

Pass through Ctfs.-TBA, 7.50%,
  01/01/31(i)                     $ 36,000,000   $   36,495,000
===============================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-0.72%

Pass through Ctfs.-TBA, 7.50%,
  01/01/31(i)                       30,000,000       30,403,125
===============================================================
    Total U.S. Government Agency
      Securities (Cost
      $66,617,812)                                   66,898,125
===============================================================

                                                     MARKET
                                     SHARES          VALUE
MONEY MARKET FUNDS-7.89%

STIC Liquid Assets Portfolio(j)    166,938,462   $  166,938,462
---------------------------------------------------------------
STIC Prime Portfolio(j)            166,938,462      166,938,462
===============================================================
    Total Money Market Funds
      (Cost $333,876,924)                           333,876,924
===============================================================
TOTAL INVESTMENTS-100.87% (Cost
  $3,800,342,068)                                 4,268,832,395
===============================================================
LIABILITIES LESS OTHER
  ASSETS-(0.87%)                                    (36,858,531)
===============================================================
NET ASSETS-100.00%                               $4,231,973,864
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
REGS    - Regulation S
Pfd.    - Preferred
RAPS    - Redeemable and Putable Security
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/00 was $97,473,610, which represents 2.30% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)  Non-income producing security.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(i) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost
  $3,800,342,068)*                             $4,268,832,395
-------------------------------------------------------------
Foreign currencies, at value (cost $153,007)          161,330
-------------------------------------------------------------
Receivables for:
  Investments sold                                  9,166,272
-------------------------------------------------------------
  Fund shares sold                                 21,663,409
-------------------------------------------------------------
  Dividends and interest                           36,143,797
-------------------------------------------------------------
Investment for deferred compensation plan              59,463
-------------------------------------------------------------
Collateral for securities loaned                  360,562,435
-------------------------------------------------------------
Other assets                                          160,149
=============================================================
    Total assets                                4,696,749,250
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            66,824,062
-------------------------------------------------------------
  Fund shares reacquired                           24,098,909
-------------------------------------------------------------
  Foreign currency contracts outstanding              217,630
-------------------------------------------------------------
  Deferred compensation plan                           59,463
-------------------------------------------------------------
  Collateral upon return of securities loaned     360,562,435
-------------------------------------------------------------
  Variation margin                                  5,721,300
-------------------------------------------------------------
Accrued advisory fees                               1,790,313
-------------------------------------------------------------
Accrued administrative services fees                   19,732
-------------------------------------------------------------
Accrued distribution fees                           3,661,859
-------------------------------------------------------------
Accrued trustees' fees                                    510
-------------------------------------------------------------
Accrued transfer agent fees                           655,684
-------------------------------------------------------------
Accrued operating expenses                          1,163,489
=============================================================
    Total liabilities                             464,775,386
_____________________________________________________________
=============================================================
Net assets applicable to shares outstanding    $4,231,973,864
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $2,507,641,121
_____________________________________________________________
=============================================================
Class B                                        $1,358,823,117
_____________________________________________________________
=============================================================
Class C                                        $  365,509,626
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            83,321,309
_____________________________________________________________
=============================================================
Class B                                            45,275,689
_____________________________________________________________
=============================================================
Class C                                            12,164,233
_____________________________________________________________
=============================================================
Class A:
  Net asset value and redemption price per
    share                                      $        30.10
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.10 divided by
      95.25)%                                  $        31.60
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        30.01
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        30.05
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $72,584)                                     $  10,689,712
------------------------------------------------------------
Dividends from affiliated money market funds      15,690,645
------------------------------------------------------------
Interest                                         115,613,578
------------------------------------------------------------
Security lending                                     340,426
============================================================
    Total investment income                      142,334,361
============================================================
EXPENSES:

Advisory fees                                     19,294,478
------------------------------------------------------------
Administrative services fees                         219,636
------------------------------------------------------------
Custodian fees                                       343,545
------------------------------------------------------------
Distribution fees -- Class A                       5,444,457
------------------------------------------------------------
Distribution fees -- Class B                      13,096,097
------------------------------------------------------------
Distribution fees -- Class C                       2,965,032
------------------------------------------------------------
Transfer agent fees -- Class A                     3,182,744
------------------------------------------------------------
Transfer agent fees -- Class B                     2,211,768
------------------------------------------------------------
Transfer agent fees -- Class C                       500,757
------------------------------------------------------------
Trustees' fees                                        17,643
------------------------------------------------------------
Other                                              1,450,711
============================================================
    Total expenses                                48,726,868
============================================================
Less: Expenses paid indirectly                       (89,514)
------------------------------------------------------------
    Net expenses                                  48,637,354
============================================================
Net investment income                             93,697,007
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           54,210,438
------------------------------------------------------------
  Foreign currencies                              (1,875,882)
------------------------------------------------------------
  Foreign currency contracts                       3,219,193
------------------------------------------------------------
  Futures contracts                              (50,478,496)
------------------------------------------------------------
  Option contracts written                         2,961,757
============================================================
                                                   8,037,010
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (300,175,547)
------------------------------------------------------------
  Foreign currencies                                  25,677
------------------------------------------------------------
  Foreign currency contracts                        (873,273)
------------------------------------------------------------
  Futures contracts                              (14,096,431)
------------------------------------------------------------
  Option contracts written                          (326,547)
============================================================
                                                (315,446,121)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                     (307,409,111)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(213,712,104)
____________________________________________________________
============================================================

* At December 31, 2000, securities with an aggregate market value of $344,033,650 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999

                                                                   2000              1999
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   93,697,007    $   65,090,620
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts, futures
    contracts and option contracts                                 8,037,010        46,845,306
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts, futures contracts and option
    contracts                                                   (315,446,121)      374,938,596
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (213,712,104)      486,874,522
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (54,663,293)      (42,749,278)
----------------------------------------------------------------------------------------------
  Class B                                                        (22,292,342)      (20,909,084)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,320,796)       (3,188,689)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (39,511,188)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (21,396,291)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (5,732,223)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        922,806,014       243,729,476
----------------------------------------------------------------------------------------------
  Class B                                                        291,069,331       132,034,584
----------------------------------------------------------------------------------------------
  Class C                                                        196,576,584        61,800,642
==============================================================================================
    Net increase in net assets                                 1,047,823,692       857,592,173
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,184,150,172     2,326,557,999
==============================================================================================
  End of year                                                 $4,231,973,864    $3,184,150,172
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,809,280,125    $2,395,161,389
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,041,061           404,927
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (36,532,402)       14,952,655
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts, futures
    contracts and option contracts                               458,185,080       773,631,201
==============================================================================================
                                                              $4,231,973,864    $3,184,150,172
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis.

     The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with varying prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     On December 31, 2000, undistributed net investment income was decreased by $10,784,442, undistributed net realized gains increased by $7,117,635 and paid in capital increased $3,666,807 as a result of differing book/tax treatment of foreign currency transactions and utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding foreign currency contracts at December 31, 2000 were as follows:

                                                                      UNREALIZED
   SETTLEMENT                    CONTRACT TO                         APPRECIATION
      DATE      CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
   ----------   --------   ----------   -----------   -----------   --------------
    03/09/01      AUD      10,500,000   $ 5,723,025   $ 5,844,405     $(121,380)
   -------------------------------------------------------------------------------
    03/30/01      NZD      14,600,000     6,361,220     6,457,470       (96,250)
   ===============================================================================
                                        $12,084,245   $12,301,875     $(217,630)
    ______________________________________________________________________________
   ===============================================================================

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

I. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

J. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

K. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $219,636 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $2,257,435 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $5,444,457, $13,096,097 and $2,965,032, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,348,605 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $284,148 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2000, the Fund paid legal fees of $10,428 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $62,520 and reductions in custodian fees of $26,994 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $89,514.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $344,033,650 were on loan to brokers. The loans were secured by cash collateral of $360,562,435 received by the Fund and invested in affiliated money market funds as follows:
$180,281,218 in STIC Liquid Assets Portfolio and $180,281,217 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $340,426 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $3,249,323,181 and $1,965,643,456, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 634,329,659
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (167,683,067)
=========================================================
Net unrealized appreciation of investment
  securities                                $ 466,646,592
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $3,802,185,803

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2000 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  -----------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    ----------
Beginning of year                   3,490      $1,494,360
---------------------------------------------------------
Written                             7,912       3,383,264
---------------------------------------------------------
Closed                             (8,872)     (3,537,089)
---------------------------------------------------------
Exercised                          (1,280)       (642,433)
---------------------------------------------------------
Expired                            (1,250)       (698,102)
=========================================================
End of year                            --      $       --
_________________________________________________________
=========================================================

NOTE 9-FUTURES CONTRACTS

On December 31, 2000, $24,443,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                 UNREALIZED
                        NO. OF       MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT      VALUE       (DEPRECIATION)
--------               ---------   ----------   ------------   --------------
Nasdaq 100 Index          156      Mar-01/Buy   $ 37,042,200    $ (6,107,669)
-----------------------------------------------------------------------------
S&P 500 Index             822      Mar-01/Buy    274,342,500      (4,011,309)
=============================================================================
                                                $311,384,700    $(10,118,978)
_____________________________________________________________________________
=============================================================================

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                          2000                             1999
                                                              -----------------------------    -----------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
                                                              -----------    --------------    -----------    --------------
Sold:
  Class A                                                      44,686,844    $1,459,628,858     24,207,279    $  705,353,097
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      13,281,625       433,100,994      9,923,280       287,877,047
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,345,840       240,137,040      3,295,250        96,614,771
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,771,578        87,115,195      1,334,538        39,562,999
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,260,443        39,350,153        652,505        19,306,388
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         313,857         9,736,859         92,159         2,744,998
============================================================================================================================
Reacquired:
  Class A                                                     (19,211,948)     (623,938,039)   (17,165,067)     (501,186,620)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,548,847)     (181,381,816)    (6,020,681)     (175,148,851)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,639,854)      (53,297,315)    (1,289,864)      (37,559,127)
============================================================================================================================
                                                               43,259,538    $1,410,451,929     15,029,399    $  437,564,702
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2000(a)       1999(a)       1998(a)        1997        1996
                                                              ----------    ----------    ----------    --------    --------
Net asset value, beginning of period                          $    32.69    $    28.23    $    25.78    $  21.84    $  19.22
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.92          0.82          0.71        0.60        0.66
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.23)         4.46          2.45        4.66        2.99
============================================================================================================================
    Total from investment operations                               (1.31)         5.28          3.16        5.26        3.65
============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.79)        (0.82)        (0.65)      (0.55)      (0.55)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.49)           --         (0.06)      (0.77)      (0.48)
============================================================================================================================
    Total distributions                                            (1.28)        (0.82)        (0.71)      (1.32)      (1.03)
============================================================================================================================
Net asset value, end of period                                $    30.10    $    32.69    $    28.23    $  25.78    $  21.84
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                    (4.18)%       19.04%        12.46%      24.41%      19.25%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,507,641    $1,800,350    $1,318,230    $683,633    $334,189
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                             0.96%(c)       0.94%        0.95%       0.98%       1.15%
============================================================================================================================
Ratio of net investment income to average net assets                2.80%(c)       2.81%        2.81%       2.48%       2.97%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                               55%           65%           43%         66%         72%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,177,782,695.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2000(a)       1999(a)      1998(a)       1997        1996
                                                              ----------    ----------    --------    --------    --------
Net asset value, beginning of period                          $    32.61    $    28.18    $  25.75    $  21.83    $  19.22
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.66          0.58        0.42        0.38        0.48
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.23)         4.45        2.51        4.68        2.99
==========================================================================================================================
    Total from investment operations                               (1.57)         5.03        2.93        5.06        3.47
==========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.54)        (0.60)      (0.44)      (0.37)      (0.38)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.49)           --       (0.06)      (0.77)      (0.48)
==========================================================================================================================
    Total distributions                                            (1.03)        (0.60)      (0.50)      (1.14)      (0.86)
==========================================================================================================================
Net asset value, end of period                                $    30.01    $    32.61    $  28.18    $  25.75    $  21.83
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    (4.93)%       18.08%      11.53%      23.42%      18.28%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,358,823    $1,183,215    $894,165    $486,506    $237,082
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                             1.73%(c)       1.75%      1.76%       1.79%       1.97%
==========================================================================================================================
Ratio of net investment income to average net assets                2.03%(c)       2.00%      2.00%       1.67%       2.15%
==========================================================================================================================
Portfolio turnover rate                                               55%           65%         43%         66%         72%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $1,309,609,673.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                      AUGUST 4, 1997
                                                                  YEAR ENDED DECEMBER 31,         (DATE SALES COMMENCED)
                                                              --------------------------------       TO DECEMBER 31,
                                                              2000(a)     1999(a)     1998(a)              1997
                                                              --------    --------    --------    ----------------------
Net asset value, beginning of period                          $  32.65    $  28.21    $  25.76            $25.55
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.66        0.58        0.42              0.16
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.23)       4.46        2.53              1.01
========================================================================================================================
    Total from investment operations                             (1.57)       5.04        2.95              1.17
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.54)      (0.60)      (0.44)            (0.19)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.49)         --       (0.06)            (0.77)
========================================================================================================================
    Total distributions                                          (1.03)      (0.60)      (0.50)            (0.96)
========================================================================================================================
Net asset value, end of period                                $  30.05    $  32.65    $  28.21            $25.76
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  (4.93)%     18.09%      11.60%             4.67%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $365,510    $200,585    $114,163            $9,394
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.73%(c)     1.75%      1.73%             1.78%(d)
========================================================================================================================
Ratio of net investment income to average net assets              2.03%(c)     2.00%      2.03%             1.68%(d)
========================================================================================================================
Portfolio turnover rate                                             55%         65%         43%               66%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $296,503,243.
(d)  Annualized.

NOTE 12-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                  REPORT OF INDEPENDENT ACCOUNTANTS

                  To the Shareholders of AIM European Small Company Fund and Board of Trustees of AIM Funds Group:

                  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM European Small Company (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                  /s/ PRICEWATERHOUSECOOPERS LLP

                  Boston, Massachusetts
                  February 19, 2001

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

                                                         MARKET
                                            SHARES        VALUE
FOREIGN STOCKS-90.77%

AUSTRIA-1.04%

Palfinger A.G.
  (Manufacturing-Specialized)                   4,400  $   130,152
==================================================================

BELGIUM-1.50%

Omega Pharma S.A. (Health
  Care-Drugs-Generic & Other)                   4,600      187,472
==================================================================

FINLAND-3.52%

Amer Group Ltd. (Leisure Time-Products)         6,000      157,760
------------------------------------------------------------------
Elcoteq Network Corp.-Class A
  (Manufacturing-Specialized)                   4,840      152,258
------------------------------------------------------------------
Vacon Oyj (Electrical Equipment)
  (Acquired 12/08/00-12/19/00; Cost
  $105,077)(a)(b)                              16,800      130,941
==================================================================
                                                           440,959
==================================================================

FRANCE-26.31%

Altedia (Computers-Software &
  Services)(a)                                  4,070      172,216
------------------------------------------------------------------
Arkopharma (Health Care-Drugs-Generic &
  Other)                                        1,100      160,108
------------------------------------------------------------------
Beneteau (Manufacturing-Specialized)            1,500      190,158
------------------------------------------------------------------
Egide S.A. (Electronics-Component
  Distributors)(a)                                500      259,178
------------------------------------------------------------------
HighWave Optical Technologies
  (Communications Equipment)(a)                 1,100      149,675
------------------------------------------------------------------
LVL Medical S.A. (Health Care-Medical
  Products & Supplies)                          2,400      179,171
------------------------------------------------------------------
Manitou B.F. S.A.
  (Machinery-Diversified)                       1,720      165,393
------------------------------------------------------------------
Marionnaud Parfumeries
  (Retail-Specialty)(a)                         1,900      247,646
------------------------------------------------------------------
Metrologic Group (Computers-Software &
  Services)                                     2,090      176,635
------------------------------------------------------------------
Net2S (Computers-Networking)(a)                 7,290      184,833
------------------------------------------------------------------
Pinguely-Haulotte (Engineering &
  Construction)                                10,830      315,267
------------------------------------------------------------------
Radiall S.A. (Communications Equipment)         1,400      236,641
------------------------------------------------------------------
Riber S.A. (Electrical Equipment)(a)           10,150      185,861
------------------------------------------------------------------
Royal Canin S.A. (Foods)                          630       67,443
------------------------------------------------------------------
Seche Environnement (Waste Management)          2,600      233,899
------------------------------------------------------------------
Silicon-On-Insulator Technologies
  (SOITEC) (Electronics-Component
  Distributors)(a)                              6,950      169,686
------------------------------------------------------------------
Trigano (Leisure Time-Products)                 6,000      202,835
==================================================================
                                                         3,296,645
==================================================================

GERMANY-9.03%

AMB Aachener & Muenchener Beteiligungs A.G.
  (Insurance-Multi-Line)                        1,200      109,305
------------------------------------------------------------------
Comroad A.G.
  (Communications Equipment)(a)                 2,410       81,472
------------------------------------------------------------------
ELMOS Semiconductor A.G.
  (Electronics-Semiconductors)(a)               2,100       50,286
------------------------------------------------------------------
Gfk A.G. (Services-Commercial &
  Consumer)                                     3,160       92,880
------------------------------------------------------------------
Hugo Boss A.G.-Pfd
  (Manufacturing-Specialized)                   1,145      306,436
------------------------------------------------------------------
IPC Archtec A.G. (Retail-Computers &
  Electronics)(a)                               3,120      174,325
------------------------------------------------------------------
Tecis Holding A.G.
  (Investment Management)                       3,120      199,229
------------------------------------------------------------------


                                                         MARKET
                                            SHARES        VALUE
GERMANY (CONTINUED)

Umweltkontor Renewable Energy A.G.
  (Engineering & Construction)(a)               2,700  $   117,898
==================================================================
                                                         1,131,831
==================================================================

NETHERLANDS-2.78%

Nutreco Holding N.V. (Agricultural
  Products)                                     3,818      202,928
------------------------------------------------------------------
Van der Moolen Holding N.V.
  (Investment Banking/Brokerage)                1,700      145,590
==================================================================
                                                           348,518
==================================================================

NORWAY-1.07%

TGS Nopec Geophysical Co. A.S.A (Oil &
  Gas-Exploration & Production)(a)             11,300      134,413
==================================================================

SPAIN-4.53%

Grupo Auxiliar Metalurgico, S.A.
  (Gamesa) (Manufacturing-Specialized)
  (Acquired 10/30/00-12/18/00; Cost
  $180,118)(a)(b)                              14,500      348,575
------------------------------------------------------------------
NH Hoteles, S.A. (Investment Management)       17,830      219,337
==================================================================
                                                           567,912
==================================================================

SWEDEN-16.19%

Biacore International A.B.
  (Electronics-Instrumentation)(a)              5,900      269,006
------------------------------------------------------------------
HiQ International A.B.
  (Services-Data Processing)                   24,600      182,589
------------------------------------------------------------------
Micronic Laser Systems A.B.
  (Electronics-Semiconductors)(a)               9,320      275,716
------------------------------------------------------------------
PartnerTech A.B. (Communications
  Equipment)                                   10,200      141,682
------------------------------------------------------------------
POOLiA A.B.-B Shares
  (Services-Employment)                         6,100      294,295
------------------------------------------------------------------
Proffice A.B.-B Shares
  (Services-Employment)                         7,480      213,352
------------------------------------------------------------------
Protect Data A.B. (Computers-Software &
  Services)                                    17,500      205,970
------------------------------------------------------------------
Q-Med A.B. (Healthcare-Medical Products
  & Supplies)(a)                               14,700      299,268
------------------------------------------------------------------
TV 4 A.B. (Broadcasting-Television,
  Radio & Cable)                                4,590      146,008
==================================================================
                                                         2,027,886
==================================================================

SWITZERLAND-7.64%

Huber & Suhner A.G. (Metal Fabricators)           240      205,862
------------------------------------------------------------------
Micronas Semiconductor Holding A.G.
  (Electronics-Semiconductors)(a)                 275      115,057
------------------------------------------------------------------
SAIA-Burgess Electronics A.G.
  (Electrical Equipment)(a)                       472      183,499
------------------------------------------------------------------
Straumann A.G. (Health Care-Specialized
  Services)                                        96      171,799
------------------------------------------------------------------
Synthes Stratec, Inc. (Health
  Care-Medical Products & Supplies)(c)             30       22,160
------------------------------------------------------------------
Synthes Stratec, Inc. (Health Care-Medical
  Products & Supplies)(b)(c)                      100       73,866
------------------------------------------------------------------
Tecan Group A.G. (Health Care-Medical
  Products & Supplies)                            178      184,646
==================================================================
                                                           956,889
==================================================================

                                                         MARKET
                                            SHARES        VALUE
UNITED KINGDOM-17.16%

Acal PLC (Electronics-Component
  Distributors)                                18,910  $   196,731
------------------------------------------------------------------
Chloride Group PLC (Electrical
  Equipment)                                   89,600      218,386
------------------------------------------------------------------
CML Microsystems PLC
  (Electronics-Semiconductors)                 23,700      274,029
------------------------------------------------------------------
easyJet PLC (Airlines)(a)                      15,000       88,316
------------------------------------------------------------------
First Technology PLC (Auto Parts &
  Equipment)                                   24,550      193,093
------------------------------------------------------------------
Genetix Group PLC (Healthcare-Medical
  Products & Supplies)(a)                      77,200      280,512
------------------------------------------------------------------
HIT Entertainment PLC
  (Broadcasting-Television, Radio &
  Cable)                                       26,800      160,897
------------------------------------------------------------------
Horizon Technology Group PLC
  (Computers-Software & Services)(a)           21,700      136,528
------------------------------------------------------------------
John David Sports PLC
  (Retail-Specialty-Apparel)(a)                40,100      155,900
------------------------------------------------------------------
NSB Retail Systems PLC
  (Computers-Software & Services)              37,400       94,512
------------------------------------------------------------------
Pace Micro Technology PLC
  (Communications Equipment)                   12,400       84,365
------------------------------------------------------------------
Volex Group PLC (Electrical Equipment)          9,130      266,216
==================================================================
                                                         2,149,485
==================================================================
    Total Foreign Stocks
      (Cost $11,133,378)                                11,372,162
==================================================================

                                                         MARKET
                                            SHARES        VALUE
MONEY MARKET FUNDS-7.63%

STIC Liquid Assets Portfolio(d)               478,262  $   478,262
------------------------------------------------------------------
STIC Prime Portfolio(d)                       478,262      478,262
==================================================================
    Total Money Market Funds
      (Cost $956,524)                                      956,524
==================================================================
TOTAL INVESTMENTS-98.40%
  (Cost $12,089,902)                                    12,328,686
==================================================================
OTHER ASSETS LESS LIABILITIES-1.60%                        200,626
==================================================================
NET ASSETS-100.00%                                     $12,529,312
__________________________________________________________________
==================================================================


Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/00 was $553,382, which represented 4.42% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost $12,089,902)    $12,328,686
--------------------------------------------------------------
Foreign currencies, at value (cost $132,494)           134,992
--------------------------------------------------------------
Receivables for:
  Investments sold                                      55,260
--------------------------------------------------------------
  Fund shares sold                                      57,808
--------------------------------------------------------------
  Dividends                                              5,003
--------------------------------------------------------------
Investment for deferred compensation plan                2,546
--------------------------------------------------------------
Due from advisor                                        20,780
--------------------------------------------------------------
Other assets                                            89,168
==============================================================
    Total assets                                    12,694,243
==============================================================

LIABILITIES:

Payables for:
  Investments purchased                                 83,133
--------------------------------------------------------------
  Fund shares reacquired                                27,535
--------------------------------------------------------------
  Deferred compensation plan                             2,546
--------------------------------------------------------------
Accrued administrative services fees                     4,235
--------------------------------------------------------------
Accrued distribution fees                                9,273
--------------------------------------------------------------
Accrued trustees' fees                                     239
--------------------------------------------------------------
Accrued transfer agent fees                              3,615
--------------------------------------------------------------
Accrued operating expenses                              34,355
==============================================================
    Total liabilities                                  164,931
==============================================================
Net assets applicable to shares outstanding        $12,529,312
==============================================================

NET ASSETS:

Class A                                             $8,605,874
--------------------------------------------------------------
Class B                                             $2,850,696
--------------------------------------------------------------
Class C                                             $1,072,742
--------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                938,301
--------------------------------------------------------------
Class B                                                310,725
--------------------------------------------------------------
Class C                                                116,989
--------------------------------------------------------------
Class A :
--------------------------------------------------------------
  Net asset value and redemption price per share    $     9.17
==============================================================
  Offering price per share:
    (Net asset value of $9.17 divided by 94.50%)    $     9.70
==============================================================
  Class B :
    Net asset value and offering price per share    $     9.17
==============================================================
  Class C :
    Net asset value and offering price per share    $     9.17
______________________________________________________________
==============================================================

STATEMENT OF OPERATIONS
For the Period August 31, 2000 (date operations commenced) through December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $153)  $  1,541
------------------------------------------------------------
Dividends from affiliated money market funds          12,493
------------------------------------------------------------
Interest                                               6,900
============================================================
    Total investment income                           20,934
============================================================

EXPENSES:

Advisory fees                                         27,495
------------------------------------------------------------
Administrative services fees                          16,667
------------------------------------------------------------
Custodian fees                                        38,405
------------------------------------------------------------
Distribution fees-Class A                              6,979
------------------------------------------------------------
Distribution fees-Class B                              6,509
------------------------------------------------------------
Distribution fees-Class C                              2,492
------------------------------------------------------------
Transfer agent fees-Class A                            6,102
------------------------------------------------------------
Transfer agent fees-Class B                            2,438
------------------------------------------------------------
Transfer agent fees-Class C                              933
------------------------------------------------------------
Trustees' fees                                         3,324
------------------------------------------------------------
Registration and filing fees                          48,889
------------------------------------------------------------
Professional Fees                                     18,782
------------------------------------------------------------
Other                                                  8,948
============================================================
    Total expenses                                   187,963
============================================================
Less: Fees waived and expenses reimbursed           (121,631)
------------------------------------------------------------
    Expenses paid indirectly                          (2,160)
============================================================
    Net expenses                                      64,172
============================================================
Net investment income (loss)                         (43,238)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                             (632,788)
------------------------------------------------------------
  Foreign currencies                                  43,810
============================================================
                                                    (588,978)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              238,784
------------------------------------------------------------
  Foreign currencies                                     160
============================================================
                                                     238,944
============================================================
Net gain (loss) from investment securities and
  foreign currencies                                (350,034)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(393,272)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period August 31, 2000 (date operations commenced) through December 31, 2000

                                                       2000
                                                    -----------
OPERATIONS:

  Net investment income (loss)                      $   (43,238)
---------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, and foreign currencies                 (588,978)
---------------------------------------------------------------
  Change in net unrealized appreciation of
    investment securities and foreign currencies        238,944
===============================================================
      Net increase (decrease) in net assets
       resulting from operations                       (393,272)
===============================================================
Distributions to shareholders from net investment
  income:
  Class A                                               (38,008)
---------------------------------------------------------------
  Class B                                                (9,040)
---------------------------------------------------------------
  Class C                                                (3,158)
---------------------------------------------------------------
Share transactions-net:
  Class A                                             8,921,798
---------------------------------------------------------------
  Class B                                             2,932,808
---------------------------------------------------------------
  Class C                                             1,118,184
===============================================================
    Net increase in net assets                       12,529,312
===============================================================

NET ASSETS:

  Beginning of year                                        ----
---------------------------------------------------------------
  End of year                                       $12,529,312
===============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $12,962,197
---------------------------------------------------------------
  Undistributed net investment income (loss)            (39,040)
---------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities and foreign currencies       (632,789)
---------------------------------------------------------------
  Unrealized appreciation of investment securities
    and foreign currencies                              238,944
===============================================================
                                                    $12,529,312
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations on August 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trusts officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Funds shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Funds net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $54,404, undistributed net realized gains decreased by $43,811, and paid-in capital decreased by $10,593 as a result of differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $220,935 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. For the period August 31, 2000 (date operation commenced) through December 31, 2000, AIM waived fees of $27,495 and reimbursed expenses of $94,136.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000 AIM was paid $16,667 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 31, 2000 (date operations commenced) through December 31, 2000 AFS was paid $3,923 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $6,979, $6,509 and $2,492, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $18,828 from sales of the Class A shares of the Fund during the period August 31, 2000 (date operations commenced) through December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the same period, AIM Distributors received $47 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund paid legal fees of $976 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $65 and reductions in custodian fees of $2,095 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,160.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period August 31, 2000 through December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 31, 2000 (date operations commenced) through December 31, 2000 was $14,023,278 and $2,257,111, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $953,700
------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                        (750,372)
============================================================
Net unrealized appreciation of investment
  securities                                        $203,328
____________________________________________________________
============================================================

Cost of investments for tax purposes is $12,125,358.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the period August 31, 2000 (date operations commenced) and December 31, 2000 were as follows:

                                                   2000
                                          ----------------------
                                           SHARES      AMOUNT
                                          ---------  -----------
Sold:
  Class A                                 1,020,627  $ 9,668,343
----------------------------------------------------------------
  Class B                                   314,840    2,969,953
----------------------------------------------------------------
  Class C                                   119,558    1,140,988
================================================================
Issued as reinvestment of dividends:
  Class A                                     4,177       37,222
----------------------------------------------------------------
  Class B                                     1,014        9,037
----------------------------------------------------------------
  Class C                                       353        3,141
================================================================
Reacquired:
  Class A                                   (86,503)    (783,767)
----------------------------------------------------------------
  Class B                                    (5,129)     (46,182)
----------------------------------------------------------------
  Class C                                    (2,922)     (25,945)
================================================================
                                          1,366,015  $12,972,790
________________________________________________________________
================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CLASS A
                                                    ----------------
                                                       AUGUST 31,
                                                          2000
                                                    (DATE OPERATIONS
                                                     COMMENCED) TO
                                                      DECEMBER 31,
                                                        2000(a)
                                                    ----------------
Net asset value, beginning of period                    $10.00
--------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.04)
--------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (0.74)
====================================================================
    Total from investment operations                     (0.78)
====================================================================
Less Dividends from net investment income                (0.05)
--------------------------------------------------------------------
Net asset value, end of period                          $ 9.17
____________________________________________________________________
====================================================================
Total return(b)                                          (7.84)%
____________________________________________________________________
====================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $8,606
____________________________________________________________________
====================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.07%(c)
____________________________________________________________________
====================================================================
  Without fee waivers                                     6.28%(c)
____________________________________________________________________
====================================================================
Ratio of net investment loss to average net assets       (1.28)%(c)
____________________________________________________________________
====================================================================
Portfolio turnover rate                                     25%
____________________________________________________________________
====================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $5,933,538.

                                                        CLASS B
                                                    ----------------
                                                       AUGUST 31,
                                                          2000
                                                    (DATE OPERATIONS
                                                     COMMENCED) TO
                                                      DECEMBER 31,
                                                        2000(a)
                                                    ----------------
Net asset value, beginning of period                    $10.00
--------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.06)
--------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (0.74)
====================================================================
    Total from investment operations                     (0.80)
====================================================================
Less Dividends from net investment income                (0.03)
--------------------------------------------------------------------
Net asset value, end of period                          $ 9.17
____________________________________________________________________
====================================================================
Total return(b)                                          (7.99)%
____________________________________________________________________
====================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $2,851
____________________________________________________________________
====================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.77%(c)
--------------------------------------------------------------------
  Without fee waivers                                     6.98%(c)
____________________________________________________________________
====================================================================
Ratio of net investment income (loss) to average
  net assets                                             (1.98)%(c)
____________________________________________________________________
====================================================================
Portfolio turnover rate                                     25%
____________________________________________________________________
====================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,936,757.

                                                        CLASS C
                                                    ----------------
                                                       AUGUST 31,
                                                          2000
                                                    (DATE OPERATIONS
                                                     COMMENCED) TO
                                                      DECEMBER 31,
                                                        2000(a)
                                                    ----------------
Net asset value, beginning of period                    $10.00
--------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.06)
--------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (0.74)
====================================================================
    Total from investment operations                     (0.80)
====================================================================
Less Dividends from net investment income                (0.03)
--------------------------------------------------------------------
Net asset value, end of period                          $ 9.17
____________________________________________________________________
====================================================================
Total return(b)                                          (7.99)%
____________________________________________________________________
====================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,073
____________________________________________________________________
====================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.77%(c)
--------------------------------------------------------------------
  Without fee waivers                                     6.98%(c)
____________________________________________________________________
====================================================================
Ratio of net investment income (loss) to average
  net assets                                             (1.98)%(c)
____________________________________________________________________
====================================================================
Portfolio turnover rate                                     25%
____________________________________________________________________
====================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $741,680.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Utilities Fund and Board of Trustees of AIM Funds Group:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Utilities Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Fund for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-69.62%

BROADCASTING (TELEVISION, RADIO & CABLE)-1.34%

General Motors Corp.-Class H(a)          58,500   $  1,345,500
--------------------------------------------------------------
Univision Communications
  Inc.-Class A(a)                       113,100      4,630,031
==============================================================
                                                     5,975,531
==============================================================

COMMUNICATIONS EQUIPMENT-0.83%

Corning Inc.                             23,400      1,235,812
--------------------------------------------------------------
JDS Uniphase Corp.(a)                    16,300        679,506
--------------------------------------------------------------
Redback Networks Inc.(a)                 43,800      1,795,800
==============================================================
                                                     3,711,118
==============================================================

COMPUTERS (HARDWARE)-0.23%

Sycamore Networks, Inc.(a)               27,500      1,024,375
==============================================================

COMPUTERS (NETWORKING)-1.18%

Cisco Systems, Inc.(a)                   70,700      2,704,275
--------------------------------------------------------------
Juniper Networks, Inc.(a)                20,200      2,546,462
==============================================================
                                                     5,250,737
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-0.60%

Ariba, Inc.(a)                           26,600      1,429,750
--------------------------------------------------------------
Henry (Jack) & Associates, Inc.          20,000      1,242,500
==============================================================
                                                     2,672,250
==============================================================

ELECTRIC COMPANIES-31.00%

Allegheny Energy, Inc.                  286,000     13,781,625
--------------------------------------------------------------
Constellation Energy Group              268,000     12,076,750
--------------------------------------------------------------
DTE Energy Co.                          172,000      6,697,250
--------------------------------------------------------------
Duke Energy Corp.                       141,000     12,020,250
--------------------------------------------------------------
Edison International                    216,000      3,374,999
--------------------------------------------------------------
Energy East Corp.                       475,200      9,355,500
--------------------------------------------------------------
Exelon Corp.                            185,000     12,988,850
--------------------------------------------------------------
FPL Group, Inc.                         175,000     12,556,250
--------------------------------------------------------------
Montana Power Co. (The)                 141,100      2,927,825
--------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)         510,300      8,515,631
--------------------------------------------------------------
NRG Energy, Inc.(a)                     283,300      7,879,281
--------------------------------------------------------------
PG&E Corp.                              170,000      3,400,000
--------------------------------------------------------------
Pinnacle West Capital Corp.             273,600     13,030,200
--------------------------------------------------------------
Reliant Energy, Inc.                    163,000      7,059,938
--------------------------------------------------------------
Southern Co. (The)                       62,500      2,078,125
--------------------------------------------------------------
Southern Energy, Inc.(a)                137,000      3,878,813
--------------------------------------------------------------
Xcel Energy, Inc.                       226,000      6,568,125
==============================================================
                                                   138,189,412
==============================================================

ELECTRICAL EQUIPMENT-0.65%

Active Power, Inc.(a)                    65,500      1,436,906
--------------------------------------------------------------

--------------------------------------------------------------
                                                     MARKET
                                      SHARES         VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

Capstone Turbine Corp.(a)                51,900   $  1,453,200
==============================================================
                                                     2,890,106
==============================================================

ELECTRONICS (SEMICONDUCTORS)-1.07%

SDL, Inc.(a)                             22,000      3,260,125
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)           27,100      1,498,969
==============================================================
                                                     4,759,094
==============================================================

ENGINEERING & CONSTRUCTION-0.82%

Quanta Services, Inc.(a)                114,000      3,669,375
==============================================================

NATURAL GAS-12.45%

Dynegy Inc.-Class A                     272,000     15,249,000
--------------------------------------------------------------
El Paso Energy Corp.                     72,900      5,221,463
--------------------------------------------------------------
Enron Corp.                             100,200      8,329,125
--------------------------------------------------------------
KeySpan Corp.                            45,000      1,906,875
--------------------------------------------------------------
NiSource Inc.                           431,000     13,253,250
--------------------------------------------------------------
Williams Cos., Inc. (The)               289,200     11,549,925
==============================================================
                                                    55,509,638
==============================================================

OIL & GAS (EXPLORATION & PRODUCTION)-0.73%

Apache Corp.                             46,100      3,229,881
==============================================================

POWER PRODUCERS (INDEPENDENT)-1.43%

AES Corp. (The)(a)                      114,800      6,357,050
==============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-0.78%

Convergys Corp.(a)                       77,000      3,489,063
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.40%

Level 3 Communications, Inc.(a)          47,900      1,571,719
--------------------------------------------------------------
Openwave Systems Inc.(a)                 65,100      3,120,731
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)        39,700      1,555,744
==============================================================
                                                     6,248,194
==============================================================

TELEPHONE-15.11%

BellSouth Corp.                         127,600      5,223,625
--------------------------------------------------------------
Broadwing Inc.(a)                       383,344      8,745,035
--------------------------------------------------------------
CenturyTel, Inc.                        146,000      5,219,500
--------------------------------------------------------------
McLeodUSA, Inc.-Class A(a)              395,400      5,585,025
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                               152,100      6,236,100
--------------------------------------------------------------
SBC Communications Inc.                 366,693     17,509,591
--------------------------------------------------------------
Time Warner Telecom Inc.-Class
  A(a)                                   91,700      5,817,219
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TELEPHONE-(CONTINUED)

Verizon Communications Inc.             259,462   $ 13,005,533
==============================================================
                                                    67,341,628
==============================================================
    Total Domestic Common Stocks
      (Cost $212,484,051)                          310,317,452
==============================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-15.70%

BERMUDA-0.11%

Global Crossing Ltd.
  (Telecommunications- Long
  Distance)(a)                           32,523        465,486
==============================================================

BRAZIL-0.70%

Companhia Paranaense de
  Energia-Copel-ADR (Electric
  Companies)                            370,000      3,121,875
==============================================================

CANADA-1.42%

Nortel Networks Corp.
  (Communications Equipment)             53,500      1,715,344
--------------------------------------------------------------
TELUS Corp. (Telephone)                  55,382      1,533,979
--------------------------------------------------------------
TELUS Corp.-Class A (Telephone)          18,460        483,005
--------------------------------------------------------------
Westcoast Energy Inc. (Natural
  Gas)                                  106,300      2,597,706
==============================================================
                                                     6,330,034
==============================================================

FINLAND-0.97%

Nokia Oyj-ADR (Communications
  Equipment)                             99,600      4,332,600
==============================================================

FRANCE-1.49%

Suez Lyonnaise des Eaux S.A.
  (Manufacturing- Diversified)           24,900      4,547,866
--------------------------------------------------------------
TotalFinaElf S.A.
  (Oil-International Integrated)         14,000      2,082,437
==============================================================
                                                     6,630,303
==============================================================

GERMANY-0.69%

E.On A.G.
  (Manufacturing-Diversified)(a)         50,560      3,076,598
==============================================================

ITALY-2.00%

ACEA S.p.A. (Water Utilities)           388,800      4,600,293
--------------------------------------------------------------
AEM S.p.A. (Electric Companies)         645,000      1,895,801
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)       400,400      2,406,372
==============================================================
                                                     8,902,466
==============================================================

JAPAN-1.13%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                                 125        899,729
--------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp.-ADR
  (Telecommunications-Long
  Distance)                              30,000      1,070,625
--------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                        179      3,084,048
==============================================================
                                                     5,054,402
==============================================================

SOUTH KOREA-0.54%

Korea Telecom Corp.-ADR
  (Telephone)                            77,800      2,411,800
==============================================================

SPAIN-2.19%

Endesa S.A. (Electric Companies)        227,000      3,868,933
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          355,838   $  5,881,034
==============================================================
                                                     9,749,967
==============================================================

UNITED KINGDOM-4.46%

Amdocs Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                           36,300      2,404,875
--------------------------------------------------------------
COLT Telecom Group PLC
  (Telephone)(a)                        120,800      2,601,104
--------------------------------------------------------------
Kelda Group PLC (Water Utilities)       538,407      3,131,761
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                            131,526      1,196,742
--------------------------------------------------------------
ScottishPower PLC (Electric
  Companies)                            711,850      5,630,831
--------------------------------------------------------------
United Utilities PLC (Water
  Utilities)                            151,936      1,510,813
--------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                    930,665      3,416,435
==============================================================
                                                    19,892,561
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $63,871,661)                                  69,968,092
==============================================================

DOMESTIC CONVERTIBLE PREFERRED STOCKS-3.65%

ELECTRIC COMPANIES-0.42%

SEI Trust I-Series A, $3.13 Conv.
  Pfd.                                   30,600      1,897,200
==============================================================

NATURAL GAS-1.49%

El Paso Energy Cap Trust I-$2.38
  Conv. Pfd.                             74,500      6,630,500
==============================================================

POWER PRODUCERS
  (INDEPENDENT)-1.51%

Calpine Capital Trust III-$2.50
  Conv. Pfd. (Acquired 08/03/00;
  Cost $5,575,000)(b)                   111,500      6,731,813
==============================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.23%

MediaOne Group, Inc.-$3.04 Conv.
  Pfd.                                   29,200      1,040,250
==============================================================
    Total Domestic Convertible
      Preferred Stocks (Cost
      $12,366,940)                                  16,299,763
==============================================================

                                     PRINCIPAL
                                      AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-4.25%

COMMUNICATIONS EQUIPMENT-0.21%

Corning Inc., Sr. Conv. Unsec.
  Deb., 2.07%, 11/08/15(c)          $ 1,317,000        940,009
==============================================================

COMPUTERS (HARDWARE)-0.75%

Candescent Technologies Corp., Sr.
  Conv. Unsec. Gtd. Sub. Deb.,
  8.00%, 05/01/03 (Acquired
  04/17/98-11/30/98; Cost
  $4,509,350)(b)(d)                   4,605,000      3,361,650
==============================================================

ELECTRIC COMPANIES-1.29%

Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  10/16/00; Cost $5,422,184)(b)       5,730,000      5,747,018
==============================================================

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

FINANCIAL (DIVERSIFIED)-1.05%

Limestone Electron Trust, Sr.
  Notes, 8.63%, 03/15/03 (Acquired
  03/15/00; Cost $4,550,000)(b)     $ 4,550,000   $  4,685,590
==============================================================

NATURAL GAS-0.30%

Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     1,400,000      1,321,852
==============================================================

POWER PRODUCERS (INDEPENDENT)-0.23%

AES Corp. (The), Sr. Unsec. Sub.
  Notes, 10.25%, 07/15/06             1,000,000      1,037,500
==============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.42%

AT&T Corp., Sr. Unsec. Notes,
  7.75%, 03/01/07                     1,850,000      1,846,522
==============================================================
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $19,767,949)                                  18,940,141
==============================================================

                                     PRINCIPAL
                                     AMOUNT(e)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-2.45%

CANADA-1.06%

Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Unsec. Disc. Notes, 10.75%,
  02/15/09(f)                  CAD    3,000,000      1,604,893
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(e)       VALUE
CANADA-(CONTINUED)

Teleglobe Canada Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03 CAD    2,400,000   $  1,654,098
--------------------------------------------------------------
TransCanada PipeLines Ltd.
  (Natural Gas)- Series Q, Deb.,
  10.63%, 10/20/09     CAD            1,750,000      1,483,073
==============================================================
                                                     4,742,064
==============================================================

UNITED KINGDOM-1.39%

National Grid Co. PLC (Electric
  Companies), Conv. Bonds, 4.25%,
  02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)          GBP    2,760,000      6,169,700
==============================================================
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $9,264,061)                             10,911,764
==============================================================

                                      SHARES
MONEY MARKET FUNDS-6.61%

STIC Liquid Assets Portfolio(g)      14,742,379     14,742,379
==============================================================
STIC Prime Portfolio(g)              14,742,379     14,742,379
==============================================================
    Total Money Market Funds (Cost
      $29,484,758)                                  29,484,758
==============================================================
TOTAL INVESTMENTS-102.28% (Cost
  $347,239,420)                                    455,921,970
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(2.28)%                                   (10,175,111)
==============================================================
NET ASSETS-100.00%                                $445,746,859
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Deb.    - Debentures
Disc.   - Discounted
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/00 was $26,695,771, which represented 5.99% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d) Security fair valued in accordance with procedures established by the Board of Trustees.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $347,239,420)                                 $455,921,970
------------------------------------------------------------
Foreign currencies, at value (cost $65,830)           66,796
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,378,548
------------------------------------------------------------
  Fund shares sold                                 1,078,674
------------------------------------------------------------
  Dividends and interest                           1,280,084
------------------------------------------------------------
Investment for deferred compensation plan             42,905
------------------------------------------------------------
Other assets                                          25,845
============================================================
    Total assets                                 460,794,822
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           13,010,170
------------------------------------------------------------
  Fund shares reacquired                           1,234,381
------------------------------------------------------------
  Dividends                                              190
------------------------------------------------------------
  Deferred compensation plan                          42,905
------------------------------------------------------------
Accrued advisory fees                                198,516
------------------------------------------------------------
Accrued administrative services fees                   9,198
------------------------------------------------------------
Accrued distribution fees                            388,318
------------------------------------------------------------
Accrued trustees' fees                                   699
------------------------------------------------------------
Accrued transfer agent fees                           70,815
------------------------------------------------------------
Accrued operating expenses                            92,771
============================================================
    Total liabilities                             15,047,963
============================================================
Net assets applicable to shares outstanding     $445,746,859
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $267,200,005
____________________________________________________________
============================================================
Class B                                         $160,819,512
____________________________________________________________
============================================================
Class C                                         $ 17,727,342
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           11,901,001
____________________________________________________________
============================================================
Class B                                            7,184,513
____________________________________________________________
============================================================
Class C                                              792,423
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      22.45
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $22.45 divided by
      94.50%)                                   $      23.76
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      22.38
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      22.37
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $215,288)                                     $  5,913,082
------------------------------------------------------------
Dividends from affiliated money market funds       2,062,580
------------------------------------------------------------
Interest                                           2,234,860
============================================================
    Total investment income                       10,210,522
============================================================

EXPENSES:

Advisory fees                                      2,457,103
------------------------------------------------------------
Administrative services fees                         111,177
------------------------------------------------------------
Custodian fees                                       141,732
------------------------------------------------------------
Distribution fees -- Class A                         684,300
------------------------------------------------------------
Distribution fees -- Class B                       1,637,899
------------------------------------------------------------
Distribution fees -- Class C                         139,107
------------------------------------------------------------
Transfer agent fees -- Class A                       335,456
------------------------------------------------------------
Transfer agent fees -- Class B                       231,569
------------------------------------------------------------
Transfer agent fees -- Class C                        19,667
------------------------------------------------------------
Trustees' fees                                         8,716
------------------------------------------------------------
Other                                                248,675
============================================================
    Total expenses                                 6,015,401
------------------------------------------------------------
Less: Expenses paid indirectly                        (7,999)
============================================================
    Net expenses                                   6,007,402
============================================================
Net investment income                              4,203,120
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           45,179,023
------------------------------------------------------------
  Foreign currencies                                (243,063)
------------------------------------------------------------
  Option contracts written                           206,772
============================================================
                                                  45,142,732
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (68,134,842)
------------------------------------------------------------
  Foreign currencies                                   8,924
============================================================
                                                 (68,125,918)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (22,983,186)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(18,780,066)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  4,203,120    $  4,536,854
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             45,142,732      30,572,537
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (68,125,918)     64,063,548
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (18,780,066)     99,172,939
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,905,816)     (3,130,474)
------------------------------------------------------------------------------------------
  Class B                                                         (587,054)       (980,604)
------------------------------------------------------------------------------------------
  Class C                                                          (56,822)        (28,383)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (28,679,886)    (13,462,484)
------------------------------------------------------------------------------------------
  Class B                                                      (17,296,532)     (8,054,908)
------------------------------------------------------------------------------------------
  Class C                                                       (1,858,159)       (355,717)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       70,873,896      (3,558,143)
------------------------------------------------------------------------------------------
  Class B                                                       43,074,650       3,957,825
------------------------------------------------------------------------------------------
  Class C                                                       14,197,274       2,679,799
==========================================================================================
    Net increase in net assets                                  57,981,485      76,239,850
==========================================================================================

NET ASSETS:

  Beginning of year                                            387,765,374     311,525,524
==========================================================================================
  End of year                                                 $445,746,859    $387,765,374
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $333,805,771    $203,276,266
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       126,568         (41,312)
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts          3,125,318       7,715,300
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                         108,689,202     176,815,120
==========================================================================================
                                                              $445,746,859    $387,765,374
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was decreased by $485,548, undistributed net realized gains decreased by $1,898,137, and paid-in capital increased by $2,383,685 as a result of differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $111,177 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $360,224 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $684,300, $1,637,899 and $139,107, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $174,240 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $16,641 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2000, the Fund paid legal fees of $5,062 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,280 and reductions in custodian fees of $719 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $7,999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $294,824,301 and $214,909,290, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $127,154,099
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (18,471,549)
=========================================================
Net unrealized appreciation of investment
  securities                                 $108,682,550
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2000 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               918         226,738
---------------------------------------------------------
Closed                               (918)       (226,738)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      3,794,538    $106,076,315     1,548,711    $ 34,438,387
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,986,260      53,880,447       884,404      19,574,340
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        558,391      15,179,433       183,463       4,121,099
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,299,861      29,276,481       636,523      15,200,629
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        717,979      15,980,083       332,374       7,978,341
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         81,046       1,800,992        14,370         346,523
======================================================================================================================
Reacquired:
  Class A                                                     (2,334,702)    (64,478,900)   (2,406,262)    (53,197,159)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (998,532)    (26,785,880)   (1,070,971)    (23,594,856)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (104,539)     (2,783,151)      (83,100)     (1,787,823)
======================================================================================================================
                                                               5,000,302    $128,145,820        39,512    $  3,079,481
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)       1998        1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  26.08    $  21.01    $  19.26    $  16.01    $  14.59
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.33        0.38        0.48        0.47        0.55
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.00)       6.60        2.53        3.26        1.43
======================================================================================================================
    Total from investment operations                             (0.67)       6.98        3.01        3.73        1.98
======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.28)      (0.35)      (0.46)      (0.47)      (0.56)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (2.68)      (1.56)      (0.80)      (0.01)         --
======================================================================================================================
    Total distributions                                          (2.96)      (1.91)      (1.26)      (0.48)      (0.56)
======================================================================================================================
Net asset value, end of period                                $  22.45    $  26.08    $  21.01    $  19.26    $  16.01
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  (2.54)%     34.15%      16.01%      23.70%      13.88%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $267,200    $238,432    $196,665    $179,456    $164,001
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.03%(c)    1.10%       1.06%       1.13%       1.17%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets              1.23%(c)    1.69%       2.39%       2.79%       3.62%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             52%         37%         38%         26%         48%
______________________________________________________________________________________________________________________
======================================================================================================================

()(a)Calculated using average shares outstanding.
()(b)Does not include sales charges.
()(c)Ratios are based on average daily net assets of $273,719,975.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                              2000(a)     1999(a)       1998       1997       1996
                                                              --------    --------    --------    -------    -------
Net asset value, beginning of period                          $  26.03    $  20.98    $  19.24    $ 16.01    $ 14.60
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.13        0.21        0.33       0.34       0.42
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.01)       6.59        2.53       3.25       1.44
====================================================================================================================
    Total from investment operations                             (0.88)       6.80        2.86       3.59       1.86
====================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.09)      (0.19)      (0.32)     (0.35)     (0.45)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (2.68)      (1.56)      (0.80)     (0.01)        --
====================================================================================================================
    Total distributions                                          (2.77)      (1.75)      (1.12)     (0.36)     (0.45)
====================================================================================================================
Net asset value, end of period                                $  22.38    $  26.03    $  20.98    $ 19.24    $ 16.01
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  (3.28)%     33.16%      15.14%     22.74%     12.98%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $160,820    $142,632    $111,866    $94,227    $79,530
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                           1.80%(c)    1.84%       1.81%      1.91%      1.96%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets              0.46%(c)    0.95%       1.64%      2.01%      2.83%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                             52%         37%         38%        26%        48%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $163,789,916.

                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                                              AUGUST 4, 1997
                                                                                                (DATE SALES
                                                                YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                              ----------------------------     DECEMBER 31,
                                                              2000(a)    1999(a)     1998          1997
                                                              -------    -------    ------    ---------------
Net asset value, beginning of period                          $ 26.02    $20.97     $19.24        $17.67
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.13      0.21       0.33          0.13
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.01)     6.59       2.52          1.58
=============================================================================================================
    Total from investment operations                            (0.88)     6.80       2.85          1.71
=============================================================================================================
Less distributions:
  Dividends from net investment income                          (0.09)    (0.19)     (0.32)        (0.13)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (2.68)    (1.56)     (0.80)        (0.01)
=============================================================================================================
    Total distributions                                         (2.77)    (1.75)     (1.12)        (0.14)
=============================================================================================================
Net asset value, end of period                                $ 22.37    $26.02     $20.97        $19.24
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 (3.28)%   33.18%     15.09%         9.74%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,727    $6,702     $2,994        $1,183
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                          1.80%(c)  1.84%      1.81%         1.90%(d)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets             0.46%(c)  0.95%      1.64%         2.02%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                            52%       37%        38%           26%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $13,910,666.
(d) Annualized.

NOTE 10- CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinions that might be rendered on the Fund's financial statements.

                    REPORT OF INDEPENDENT ACCOUNTANTS

                    To the Shareholders of AIM International Emerging Growth Fund and Board of Trustees of AIM Funds Group:

                    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Emerging Growth Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                    /s/ PRICEWATERHOUSECOOPERS LLP

                    Boston, Massachusetts
                    February 19, 2001

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

                                                      MARKET
                                           SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS-87.45%

AUSTRALIA-4.13%

ERG Ltd. (Electrical Equipment)             89,700  $   136,689
---------------------------------------------------------------
Open Telecommunications Ltd. (Computers-
  Software & Services)(a)                  208,700      130,624
---------------------------------------------------------------
Securenet Ltd. (Services-Computer
  Systems)(a)                               58,500      156,451
---------------------------------------------------------------
                                                        423,764
===============================================================

AUSTRIA-1.04%

Palfinger A.G.
  (Manufacturing-Specialized)                3,600      106,488
===============================================================

BELGIUM-1.47%

Omega Pharma S.A. (Health
  Care-Drugs-Generic & Other)                3,700      150,793
===============================================================

CANADA-7.18%

Descartes Systems Group Inc. (The)
  (Computers-Software & Services)(a)         3,120       73,835
---------------------------------------------------------------
Exfo Electro-Optical Engineering Inc.
  (Communications Equipment)(a)              4,900      128,013
---------------------------------------------------------------
Forzani Group Ltd. (The)-Class A
  (Retail-Specialty-Apparel)(a)             36,400       94,634
---------------------------------------------------------------
MOSAID Technologies Inc. (Electronics-
  Semiconductors)(a)                         4,010       89,016
---------------------------------------------------------------
Patheon, Inc. (Health Care-Specialized
  Services)(a)                               9,100       90,084
---------------------------------------------------------------
Research in Motion Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)                        700       56,000
---------------------------------------------------------------
Sierra Wireless (Communications
  Equipment)(a)                              1,800       86,394
---------------------------------------------------------------
Tundra Semiconductor Corp. (Electronics-
  Semiconductors)                            4,200      118,992
===============================================================
                                                        736,968
===============================================================

CHINA-1.44%

AsiaInfo Holdings, Inc. (Telephone)(a)      15,800      148,125
===============================================================

DENMARK-1.68%

Vestas Wind Systems A.S. (Manufacturing-
  Specialized)                               3,180      172,166
===============================================================

FINLAND-3.08%

Amer Group Ltd. (Leisure Time-Products)      4,700      123,579
---------------------------------------------------------------
Elcoteq Network-Class A
  (Manufacturing-Specialized)                3,030       95,318
---------------------------------------------------------------
Vacon Oyj (Electrical Equipment)(a)         12,500       97,426
===============================================================
                                                        316,323
===============================================================

FRANCE-16.41%

Altedia (Computers-Software &
  Services)(a)                               3,700      156,560
---------------------------------------------------------------
Arkopharma (Health Care-Drugs-Generic &
  Other)                                     1,200      174,663
---------------------------------------------------------------
Beneteau (Manufacturing-Specialized)         1,300      164,803
---------------------------------------------------------------
Egide S.A. (Electronics-Component
  Distributors)(a)                             480      248,811
---------------------------------------------------------------
Gemplus International S.A.
  (Services-Computer Systems)(a)             6,600       58,878
---------------------------------------------------------------
HighWave Optical Technologies
  (Communications Equipment)(a)                600       81,641
===============================================================

FRANCE

LVL Medical S.A. (Health Care-Medical
  Products & Supplies)                       2,200  $   164,240
---------------------------------------------------------------
Marionnaud Parfumeries
  (Retail-Specialty)(a)                      1,000      130,340
---------------------------------------------------------------
Metrologic Group (Computers-Software &
  Services)                                  1,610      136,068
---------------------------------------------------------------
Riber S.A. (Electrical Equipment)(a)         6,050      110,784
---------------------------------------------------------------
Seche Environnement (Waste Management)       1,300      116,949
---------------------------------------------------------------
Silicon-On-Insulator Technologies
  (SOITEC) (Electronics-Component
  Distributors)(a)                           5,755      140,510
===============================================================
                                                      1,684,247
===============================================================

GERMANY-7.27%

ADVA A.G. Optical Networking
  (Communications Equipment)(a)                990       57,174
---------------------------------------------------------------
Comroad A.G. (Communications
  Equipment)(a)                              1,360       45,976
---------------------------------------------------------------
ELMOS Semiconductor A.G. (Electronics-
  Semiconductors)(a)                         1,580       37,834
---------------------------------------------------------------
Hugo Boss A.G.-Pfd
  (Manufacturing-Specialized)                  900      240,866
---------------------------------------------------------------
IPC Archtec A.G. (Retail-Computers &
  Electronics)(a)                            1,800      100,572
---------------------------------------------------------------
Tecis Holding A.G. (Investment
  Management)                                2,500      159,639
---------------------------------------------------------------
Umweltkontor Renewable Energy A.G.
  (Engineering & Construction)(a)            2,400      104,798
===============================================================
                                                        746,859
===============================================================

HONG KONG-5.45%

Asia Satellite Telecommunications
  Holdings Ltd.
  (Telecommunications-Cellular/Wireless)    79,000      164,083
---------------------------------------------------------------
China Mobile Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                               2,500       13,654
---------------------------------------------------------------
Computer & Technologies Holdings Ltd.
  (Computers-Software & Services)          226,000      122,421
---------------------------------------------------------------
Denway Motors Ltd. (Auto Parts &
  Equipment)(a)                            924,000      161,114
---------------------------------------------------------------
SINA.com (Computers-Software &
  Services)(a)                              18,960       59,250
---------------------------------------------------------------
Sunevision Holdings Ltd.
  (Computers-Software & Services)(a)       109,000       39,130
===============================================================
                                                        559,652
===============================================================

ISRAEL-1.07%

Orbotech, Ltd. (Computers-Software &
  Services)(a)                               2,955      110,258
---------------------------------------------------------------

JAPAN-2.11%

Bellsystem24, Inc. (Services-Commercial
  & Consumer)                                  400      160,924
---------------------------------------------------------------
Softbank Corp. (Computers-Software &
  Services)                                  1,600       55,554
===============================================================
                                                        216,478
===============================================================

NETHERLANDS-1.00%

Van der Moolen Holding N.V. (Investment
  Banking/ Brokerage)                        1,200      102,770
===============================================================

SINGAPORE-1.87%

Datacraft Asia Ltd. (Communications
  Equipment)                                33,000      155,760
---------------------------------------------------------------

                                                      MARKET
                                           SHARES      VALUE

SINGAPORE (CONTINUED)

Singapore Exchange Ltd. (Services-Data
  Processing)(a)                            49,000  $    36,778
===============================================================
                                                        192,538
===============================================================

SPAIN-2.27%

Grupo Auxiliar Metalurgico, S.A.
  (Gamesa)
  (Manufacturing-Specialized)(a)             9,700      233,185
===============================================================

SWEDEN-9.78%

Biacore International A.B. (Electronics-
  Instrumentation)(a)                        4,410      201,071
---------------------------------------------------------------
HiQ International A.B. (Services-Data
  Processing)                               17,000      126,180
---------------------------------------------------------------
Micronic Laser Systems A.B.
  (Electronics-Semiconductors)(a)            6,690      197,912
---------------------------------------------------------------
POOLiA A.B.-B Shares
  (Services-Employment)                      3,160      152,455
---------------------------------------------------------------
Protect Data A.B. (Computers-Software &
  Services)(a)                              12,130      142,766
---------------------------------------------------------------
Q-Med A.B. (Health Care-Medical Products
  & Supplies)(a)                             9,000      183,226
===============================================================
                                                      1,003,610
===============================================================

SWITZERLAND-4.98%

Huber & Suhner A.G. (Metal Fabricators)        181      155,255
---------------------------------------------------------------
Micronas Semiconductor Holding A.G.
  (Electronics-Semiconductors)(a)              292      122,170
---------------------------------------------------------------
Straumann A.G. (Health Care-Specialized
  Services)                                     46       82,320
---------------------------------------------------------------
Tecan Group A.G. (Health Care-Medical
  Products & Supplies)                         146      151,451
===============================================================
                                                        511,196
===============================================================

UNITED KINGDOM-14.71%

Acal PLC (Electronics-Component
  Distributors)                             11,360      118,184
---------------------------------------------------------------
ARM Holdings PLC
  (Electronics-Semiconductors)(a)           13,750      104,036
---------------------------------------------------------------
Chloride Group PLC (Electrical
  Equipment)                                48,200      117,480
---------------------------------------------------------------
CML Microsystems PLC (Electronics-
  Semiconductors)                           15,800      182,686
---------------------------------------------------------------

UNITED KINGDOM

easyJet PLC (Airlines)(a)                   10,300  $    60,644
---------------------------------------------------------------
First Technology PLC (Auto Parts &
  Equipment)                                15,140      119,080
---------------------------------------------------------------
Genetix Group PLC (Health Care-Medical
  Products & Supplies)(a)                   56,100      203,844
---------------------------------------------------------------
HIT Entertainment PLC
  (Broadcasting-Television, Radio &
  Cable)                                    18,800      112,868
---------------------------------------------------------------
Horizon Technology Group PLC (Computers-
  Software & Services)(a)                   15,900      100,037
---------------------------------------------------------------
John David Sports PLC
  (Retail-Specialty-Apparel)(a)             29,200      113,523
---------------------------------------------------------------
NDS Group PLC-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)                                  1,070       58,449
---------------------------------------------------------------
NSB Retail Systems PLC
  (Computers-Software & Services)           18,500       46,751
---------------------------------------------------------------
Volex Group PLC (Electrical Equipment)       5,930      172,909
===============================================================
                                                      1,510,491
===============================================================

UNITED STATES OF AMERICA-0.51%

Siebel Systems, Inc. (Computers-Software
  & Services)(a)                               770       52,071
---------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests
      (Cost $9,735,235)                               8,977,982
===============================================================

                                          PRINCIPAL
                                           AMOUNT

MONEY MARKET FUNDS-10.89%

STIC Liquid Assets Portfolio(b)            558,849      558,849
---------------------------------------------------------------
STIC Prime Portfolio(b)                    558,849      558,849
===============================================================
    Total Money Market Funds
      (Cost $1,117,698)                               1,117,698
===============================================================
TOTAL INVESTMENTS-98.34%
  (Cost $10,852,933)                                 10,095,680
===============================================================
OTHER ASSETS LESS LIABILITIES-1.66%                     170,718
===============================================================
NET ASSETS-100.00%                                  $10,266,398
_______________________________________________________________
===============================================================

Investment Abbreviations:


ADR   -  American Depositary Receipt
Pfd   -  Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


ASSETS:

Investments, at market value (cost $10,852,933)    $10,095,680
--------------------------------------------------------------
Foreign currencies, at value (cost $198,220)           201,356
--------------------------------------------------------------
Receivables for:
  Investments sold                                       7,780
--------------------------------------------------------------
  Fund shares sold                                     165,752
--------------------------------------------------------------
  Dividends                                              7,249
--------------------------------------------------------------
Investment for deferred compensation plan                2,546
--------------------------------------------------------------
Due from advisor                                        12,224
--------------------------------------------------------------
Other assets                                            59,279
==============================================================
    Total assets                                    10,551,866
==============================================================

LIABILITIES:

Payables for:
  Investments purchased                                214,594
--------------------------------------------------------------
  Fund shares reacquired                                23,746
--------------------------------------------------------------
  Deferred compensation plan                             2,546
--------------------------------------------------------------
Accrued administrative services fees                     4,235
--------------------------------------------------------------
Accrued custodian fees                                   5,026
--------------------------------------------------------------
Accrued distribution fees                                7,742
--------------------------------------------------------------
Accrued printing fees                                    6,838
--------------------------------------------------------------
Accrued professional fees                               16,307
--------------------------------------------------------------
Accrued trustees' fees                                     156
--------------------------------------------------------------
Accrued transfer agent fees                              1,955
--------------------------------------------------------------
Accrued operating expenses                               2,323
==============================================================
    Total liabilities                                  285,468
==============================================================
Net assets applicable to shares outstanding        $10,266,398
______________________________________________________________
==============================================================

NET ASSETS:

Class A                                             $5,625,367
______________________________________________________________
==============================================================
Class B                                             $1,992,095
______________________________________________________________
==============================================================
Class C                                             $2,648,936
______________________________________________________________
==============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

  Class A                                              706,144
______________________________________________________________
==============================================================
  Class B                                              250,695
______________________________________________________________
==============================================================
  Class C                                              333,146
______________________________________________________________
==============================================================
Class A:
  Net asset value and redemption price per share    $     7.97
--------------------------------------------------------------
  Offering price per share:
  (Net asset value of $7.97  DIVIDED BY 94.50%)     $     8.43
______________________________________________________________
==============================================================
Class B:
  Net asset value and offering price per share      $     7.95
______________________________________________________________
==============================================================
Class C:
  Net asset value and offering price per share      $     7.95
______________________________________________________________
==============================================================

STATEMENT OF OPERATIONS

FOR THE PERIOD AUGUST 31, 2000 (DATE OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2000


INVESTMENT INCOME:

Dividends from affiliated money market funds        $   11,787
--------------------------------------------------------------
Dividends (net of foreign withholding tax of $200)       1,950
--------------------------------------------------------------
Interest                                                 6,096
--------------------------------------------------------------
    Total investment income                             19,833
==============================================================

EXPENSES:

Advisory fees                                           20,500
--------------------------------------------------------------
Administrative services fees                            16,667
--------------------------------------------------------------
Custodian fees                                          30,863
--------------------------------------------------------------
Distribution fees--Class A                               4,291
--------------------------------------------------------------
Distribution fees--Class B                               4,682
--------------------------------------------------------------
Distribution fees--Class C                               4,636
--------------------------------------------------------------
Transfer agent fees--Class A                             3,341
--------------------------------------------------------------
Transfer agent fees--Class B                             1,524
--------------------------------------------------------------
Transfer agent fees--Class C                             1,509
--------------------------------------------------------------
Trustees' fees                                           3,240
--------------------------------------------------------------
Registration and filing fees                            31,319
--------------------------------------------------------------
Printing                                                 8,955
--------------------------------------------------------------
Professional fees                                       19,536
--------------------------------------------------------------
Other                                                    2,772
==============================================================
    Total expenses                                     153,835
==============================================================
Less: Fees waived and expenses reimbursed             (101,909)
--------------------------------------------------------------
    Expenses paid indirectly                            (2,144)
==============================================================
    Net expenses                                        49,782
==============================================================
Net investment income (loss)                           (29,949)
==============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                               (516,537)
--------------------------------------------------------------
  Foreign currencies                                    16,081
==============================================================
                                                      (500,456)
==============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                               (757,253)
--------------------------------------------------------------
  Foreign currencies                                    (2,052)
--------------------------------------------------------------
                                                      (759,305)
==============================================================
Net gain (loss) from investment securities and
  foreign currencies                                (1,259,761)
==============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(1,289,710)
______________________________________________________________
==============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 31, 2000 (DATE OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2000

                                                       2000
                                                    -----------

OPERATIONS:

  Net investment income (loss)                      $   (29,949)
---------------------------------------------------------------
  Net realized gain (loss) from investment
    securities and foreign currencies                  (500,456)
---------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities and
    foreign currencies                                 (759,305)
===============================================================
  Net increase (decrease) in net assets resulting
    from operations                                  (1,289,710)
===============================================================
Share transactions-net:
  Class A                                             6,385,964
---------------------------------------------------------------
  Class B                                             2,274,262
---------------------------------------------------------------
  Class C                                             2,895,882
===============================================================
    Net increase in net assets                       10,266,398
===============================================================

NET ASSETS:

  Beginning of period                                        --
===============================================================
  End of period                                     $10,266,398
_______________________________________________________________
===============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $11,550,792
---------------------------------------------------------------
  Undistributed net investment income (loss)             (8,552)
---------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities and foreign currencies       (516,537)
---------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities and foreign currencies       (759,305)
===============================================================
                                                    $10,266,398
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations on August 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

    On December 31, 2000, undistributed net investment income was increased by $21,397, undistributed net realized gains decreased by $16,081, and paid-in capital decreased by $5,316 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $161,713 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. For the period August 31, 2000 (date operations commenced) through December 31, 2000, AIM waived fees of $20,500 and reimbursed expenses of $81,409.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000, AIM was paid $16,667 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 31, 2000 (date operations commenced) through December 31, 2000, AFS was paid $2,994 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Funds average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $4,291, $4,682 and $4,636, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $8,538 from sales of the Class A shares of the Fund during the period August 31, 2000 (date operations commenced) through December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the same period, AIM Distributors received $364 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
    During the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund paid legal fees of $976 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $49 and reductions in custodian fees of $2,095 under expense offset arrangements which resulted in a reduction of the Funds total expenses of $2,144.

NOTE 4-TRUSTEES FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period August 31, 2000 through December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 31, 2000 through December 31, 2000 was $11,781,786 and $1,530,013, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $  581,265
--------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                        (1,382,689)
==============================================================
Net unrealized appreciation (depreciation) of
  investment securities                             $ (801,424)
______________________________________________________________
==============================================================
Cost of investments for tax purposes is $10,897,104.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the period August 31, 2000 (date operations commenced) and December 31, 2000 were as follows:

                                                   2000
                                          ----------------------
                                           SHARES      AMOUNT
                                          ---------  -----------
Sold:
  Class A                                   745,389  $ 6,717,335
----------------------------------------------------------------
  Class B                                   271,186    2,438,175
----------------------------------------------------------------
  Class C                                   339,960    2,953,136
================================================================
Reacquired:
  Class A                                   (39,245)    (331,371)
----------------------------------------------------------------
  Class B                                   (20,491)    (163,913)
----------------------------------------------------------------
  Class C                                    (6,814)     (57,254)
================================================================
                                          1,289,985  $11,556,108
________________________________________________________________
================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                           CLASS A
                                                    ---------------------
                                                       AUGUST 31, 2000
                                                      (DATE OPERATIONS
                                                         COMMENCED)
                                                             TO
                                                    DECEMBER 31, 2000(a)
                                                    ---------------------
Net asset value, beginning of period                       $10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.03)
-------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (2.00)
=========================================================================
    Total from investment operations                        (2.03)
=========================================================================
Net asset value, end of period                             $ 7.97
_________________________________________________________________________
=========================================================================
Total return(b)                                            (20.30)%
_________________________________________________________________________
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $5,625
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                2.11 %(c)
-------------------------------------------------------------------------
  Without fee waivers and expense reimbursements             6.83 %(c)
=========================================================================
Ratio of net investment income (loss) to average
  net assets                                                (1.09)%(c)
_________________________________________________________________________
=========================================================================
Portfolio turnover rate                                        30 %
_________________________________________________________________________
=========================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $3,648,357.

                                                           CLASS B
                                                    ---------------------
                                                       AUGUST 31, 2000
                                                      (DATE OPERATIONS
                                                         COMMENCED)
                                                             TO
                                                    DECEMBER 31, 2000(A)
                                                    ---------------------
Net asset value, beginning of period                       $10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.05)
-------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (2.00)
=========================================================================
    Total from investment operations                        (2.05)
=========================================================================
Net asset value, end of period                             $ 7.95
_________________________________________________________________________
=========================================================================
Total return(b)                                            (20.50)%
_________________________________________________________________________
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $1,992
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                2.81 %(c)
-------------------------------------------------------------------------
  Without fee waivers and expense reimbursements             7.53 %(c)
=========================================================================
Ratio of net investment income (loss) to average
  net assets                                                (1.79)%(c)
_________________________________________________________________________
=========================================================================
Portfolio turnover rate                                        30 %
_________________________________________________________________________
=========================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,393,313.

                                                           CLASS C
                                                    ---------------------
                                                       AUGUST 31, 2000
                                                      (DATE OPERATIONS
                                                         COMMENCED)
                                                             TO
                                                    DECEMBER 31, 2000(A)
                                                    ---------------------
Net asset value, beginning of period                       $10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.05)
-------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (2.00)
=========================================================================
    Total from investment operations                        (2.05)
=========================================================================
Net asset value, end of period                             $ 7.95
_________________________________________________________________________
=========================================================================
Total return(b)                                            (20.50)%
_________________________________________________________________________
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $2,649
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                2.81 %(c)
-------------------------------------------------------------------------
  Without fee waivers and expense reimbursements             7.53 %(c)
=========================================================================
Ratio of net investment income (loss) to average
  net assets                                                (1.79)%(c)
_________________________________________________________________________
=========================================================================
Portfolio turnover rate                                        30 %
_________________________________________________________________________
=========================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,379,510.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
    Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinions that might be rendered on the Funds financial statements.

                         REPORT OF INDEPENDENT ACCOUNTANTS

                         To the Shareholders and Board of Trustees of AIM Funds Group of AIM New Technology Fund:

                         In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM New Technology Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                         /s/ PRICEWATERHOUSECOOPERS LLP

                         Boston, Massachusetts
                         February 19, 2001

SCHEDULE OF INVESTMENTS
December 31, 2000

                                                          MARKET
                                            SHARES        VALUE
COMMON STOCKS-88.29%

BIOTECHNOLOGY-11.53%

Celgene Corp.(a)                               39,400  $   1,280,500
--------------------------------------------------------------------
Cephalon, Inc.(a)                              17,300      1,095,306
--------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                  29,000        384,250
--------------------------------------------------------------------
COR Therapeutics, Inc.(a)                      20,500        721,344
--------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                 12,000        831,750
--------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                   8,900      1,687,106
--------------------------------------------------------------------
Incyte Genomics, Inc.(a)                       29,000        721,375
--------------------------------------------------------------------
Invitrogen Corp.(a)                            12,500      1,079,687
--------------------------------------------------------------------
Lexicon Genetics Inc.(a)                       25,400        422,275
--------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)             7,600        470,250
====================================================================
                                                           8,693,843
====================================================================

COMMUNICATIONS EQUIPMENT-7.82%

CIENA Corp.(a)                                 12,100        984,637
--------------------------------------------------------------------
Comverse Technology, Inc.(a)                   11,800      1,281,775
--------------------------------------------------------------------
Corning Inc.                                   20,900      1,103,781
--------------------------------------------------------------------
Digital Lightwave, Inc.(a)                     25,000        792,187
--------------------------------------------------------------------
Finisar Corp.(a)                               49,100      1,423,900
--------------------------------------------------------------------
UTStarcom, Inc.(a)                             20,000        310,000
====================================================================
                                                           5,896,280
====================================================================

COMPUTERS (HARDWARE)-3.59%

Handspring, Inc.(a)                            30,200      1,175,913
--------------------------------------------------------------------
Palm, Inc.(a)                                  54,000      1,528,875
====================================================================
                                                           2,704,788
====================================================================

COMPUTERS (NETWORKING)-8.05%

Emulex Corp.(a)                                34,700      2,773,831
--------------------------------------------------------------------
Juniper Networks, Inc.(a)                      19,300      2,433,006
--------------------------------------------------------------------
VeriSign, Inc.(a)                              11,600        860,575
====================================================================
                                                           6,067,412
====================================================================

COMPUTERS (PERIPHERALS)-5.32%

Brocade Communications Systems, Inc.(a)        24,900      2,286,131
--------------------------------------------------------------------
Network Appliance, Inc.(a)                     26,800      1,721,481
====================================================================
                                                           4,007,612
====================================================================

COMPUTERS (SOFTWARE & SERVICES)-20.38%

Agile Software Corp.(a)                        37,550      1,854,031
--------------------------------------------------------------------
Ariba, Inc.(a)                                 12,900        693,375
--------------------------------------------------------------------
BEA Systems, Inc.(a)                           29,400      1,978,988
--------------------------------------------------------------------
Check Point Software Technologies Ltd.
  (Israel)(a)                                  16,600      2,217,138
--------------------------------------------------------------------
Interwoven, Inc.(a)                            10,700        705,531
--------------------------------------------------------------------
i2 Technologies, Inc.(a)                       38,200      2,077,125
--------------------------------------------------------------------
Macrovision Corp.(a)                           17,200      1,273,069
--------------------------------------------------------------------

                                                          MARKET
                                            SHARES        VALUE
Siebel Systems, Inc.(a)                        21,500  $   1,453,938
--------------------------------------------------------------------
VERITAS Software Corp.(a)                      25,600      2,240,000
--------------------------------------------------------------------
Websense, Inc.(a)                              60,000        870,000
====================================================================
                                                          15,363,195
====================================================================

ELECTRONICS (DEFENSE)-1.92%

Anaren Microwave, Inc.(a)                      21,500      1,444,531
====================================================================

ELECTRONICS (INSTRUMENTATION)-3.21%

Alpha Industries, Inc.(a)                      26,500        980,500
--------------------------------------------------------------------
Newport Corp.                                   8,000        628,875
--------------------------------------------------------------------
Waters Corp.(a)                                 9,700        809,950
====================================================================
                                                           2,419,325
====================================================================

ELECTRONICS (SEMICONDUCTORS)-9.99%

Applied Micro Circuits Corp.(a)                26,800      2,011,256
--------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                 10,000        277,500
--------------------------------------------------------------------
Exar Corp.(a)                                  24,500        759,117
--------------------------------------------------------------------
SDL, Inc.(a)                                   10,300      1,526,331
--------------------------------------------------------------------
TranSwitch Corp.(a)                            20,300        794,238
--------------------------------------------------------------------
Triquint Semiconductor, Inc.(a)                49,400      2,158,163
====================================================================
                                                           7,526,605
====================================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.06%

Gilead Sciences, Inc.(a)                       11,500        953,781
--------------------------------------------------------------------
Sepracor Inc.(a)                                7,500        600,938
====================================================================
                                                           1,554,719
====================================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-4.56%

Applera Corp.-Applied Biosystems Group         16,900      1,589,656
--------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                    19,300        780,444
--------------------------------------------------------------------
Cytyc Corp.(a)                                  5,400        337,838
--------------------------------------------------------------------
Molecular Devices Corp.(a)                     10,700        732,281
====================================================================
                                                           3,440,219
====================================================================

SERVICES (ADVERTISING/MARKETING)-1.57%

TMP Worldwide, Inc.(a)                         21,500      1,182,500
====================================================================

SERVICES (DATA PROCESSING)-3.59%

CheckFree Corp.(a)                             26,800      1,139,000
--------------------------------------------------------------------
Paychex, Inc.                                  32,200      1,565,725
====================================================================
                                                           2,704,725
====================================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-4.70%

Amdocs Ltd. (United Kingdom)(a)                24,450      1,619,813
--------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                32,900      1,924,650
====================================================================
                                                           3,544,463
====================================================================
    Total Common Stocks
      (Cost $77,001,069)                                  66,550,217
====================================================================

                                          PRINCIPAL       MARKET
                                            AMOUNT        VALUE
MONEY MARKET FUNDS-16.95%

MUTUAL FUNDS-16.95%

STIC Liquid Assets Portfolio(b)           $ 6,387,287  $   6,387,287
--------------------------------------------------------------------
STIC Prime Portfolio(b)                     6,387,287      6,387,287
====================================================================
    Total Money Market Funds
      (Cost $12,774,574)                                  12,774,574
====================================================================
TOTAL INVESTMENTS-105.24%
  (Cost $89,775,643)                                      79,324,791
====================================================================
LIABILITIES LESS OTHER ASSETS-(5.24%)                     (3,948,414)
====================================================================
NET ASSETS-100.00%                                     $  75,376,377
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost $89,775,643)    $79,324,791
--------------------------------------------------------------
Cash                                                   184,601
--------------------------------------------------------------
Receivables for:
  Investments sold                                      71,880
--------------------------------------------------------------
  Fund shares sold                                   1,954,667
--------------------------------------------------------------
  Dividends                                             66,587
--------------------------------------------------------------
Investment for deferred compensation plan                2,550
--------------------------------------------------------------
Other assets                                           115,995
==============================================================
    Total assets                                   $81,721,071
==============================================================

LIABILITIES:

Payables for:
  Investments purchased                              5,327,189
--------------------------------------------------------------
  Fund shares reacquired                               812,506
--------------------------------------------------------------
  Deferred compensation plan                             2,550
--------------------------------------------------------------
Accrued advisory fees                                   61,452
--------------------------------------------------------------
Accrued administrative services fees                     4,235
--------------------------------------------------------------
Accrued distribution fees                               63,130
--------------------------------------------------------------
Accrued transfer agent fees                             23,862
--------------------------------------------------------------
Accrued operating expenses                              49,770
==============================================================
    Total liabilities                                6,344,694
==============================================================
Net assets applicable to shares outstanding        $75,376,377
==============================================================

NET ASSETS:

Class A                                            $43,731,669
==============================================================
Class B                                            $21,295,506
==============================================================
Class C                                            $10,349,202
==============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              6,485,636
==============================================================
Class B                                              3,166,874
==============================================================
Class C                                              1,538,259
==============================================================
Class A:
  Net asset value and redemption price per share    $     6.74
==============================================================
  Offering price per share:
    (Net asset value of $6.74  divided by 94.50%)   $     7.13
==============================================================
Class B:
  Net asset value and offering price per share      $     6.72
==============================================================
Class C:
  Net asset value and offering price per share      $     6.73
==============================================================

STATEMENT OF OPERATIONS
For the period August 31, 2000 (date operations commenced) through December 31, 2000

INVESTMENT INCOME:

Dividends                                           $     1,689
---------------------------------------------------------------
Dividends from affiliated money market funds            132,348
---------------------------------------------------------------
Interest                                                 43,519
===============================================================
    Total investment income                             177,556
===============================================================

EXPENSES:

Advisory fees                                           169,735
---------------------------------------------------------------
Administrative services fees                             16,667
---------------------------------------------------------------
Custodian fees                                           10,983
---------------------------------------------------------------
Distribution fees -- Class A                             35,318
---------------------------------------------------------------
Distribution fees -- Class B                             43,533
---------------------------------------------------------------
Distribution fees -- Class C                             25,294
---------------------------------------------------------------
Transfer agent fees -- Class A                           33,834
---------------------------------------------------------------
Transfer agent fees -- Class B                           16,389
---------------------------------------------------------------
Transfer agent fees -- Class C                            9,523
---------------------------------------------------------------
Trustees' fees                                            3,118
---------------------------------------------------------------
Registration and filing fees                             70,653
---------------------------------------------------------------
Other                                                    31,763
===============================================================
    Total expenses                                      466,810
===============================================================
Less: Fees waived                                      (126,575)
===============================================================
    Expenses paid indirectly                             (2,481)
===============================================================
    Net expenses                                        337,754
===============================================================
Net investment income (loss)                           (160,198)
===============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES

Net realized gain (loss) from investment
  securities                                        (11,533,886)
===============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities           (10,450,852)
---------------------------------------------------------------
Net gain (loss) from investment securities          (21,984,738)
===============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(22,144,936)
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                        2000
                                                    ------------
OPERATIONS:

  Net investment income (loss)                      $   (160,198)
----------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                       (11,533,886)
----------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities          (10,450,852)
----------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                       (22,144,936)
================================================================
Share transactions--net:
  Class A                                             56,708,694
----------------------------------------------------------------
  Class B                                             27,020,002
----------------------------------------------------------------
  Class C                                             13,792,617
----------------------------------------------------------------
    Net increase in net assets                        75,376,377
================================================================

NET ASSETS:

  Beginning of period                                          0
================================================================
  End of period                                     $ 75,376,377
________________________________________________________________
================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $ 97,390,471
----------------------------------------------------------------
  Undistributed net investment income (loss)             (29,356)
----------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities                            (11,533,886)
----------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities                            (10,450,852)
================================================================
                                                    $ 75,376,377
________________________________________________________________
================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations on August 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $130,842 and paid-in capital decreased by $130,842 as a result of net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,713,194 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. During the period August 31, 2000 (date operation commenced) through December 31, 2000, AIM waived fees of $126,575.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000 AIM was paid $16,667 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 31, 2000 (date operations commenced) through December 31, 2000 AFS was paid $25,273 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period August 31, 2000 (date operations commenced) through December 31, 2000 the Class A, Class B and Class C shares paid AIM Distributors $35,318, $43,533 and $25,294, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $142,151 from sales of the Class A shares of the Fund for the period August 31, 2000 (date operations commenced) through December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. For the same period, AIM Distributors received $16,403 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund paid legal fees of $980 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $386 and reductions in custodian fees of $2,095 under expense offset arrangements which resulted in a reduction of the Funds total expenses of $2,481.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. For the period August 31, 2000 through December 31, 2000 the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund for the period August 31, 2000 through December 31, 2000 was $110,127,765 and $21,592,810, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of investment
  securities                                       $  2,235,613
---------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                        (14,035,450)
===============================================================
Net unrealized appreciation (depreciation) of
  investment securities                            $(11,799,837)
_______________________________________________________________
===============================================================

Cost of investments for tax purposes is $91,124,628.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding for the period August 31, 2000 (date operations commenced) through December 31, 2000 were as follows:

                                                   2000
                                          -----------------------
                                            SHARES      AMOUNT
                                          ----------  -----------
Sold:
  Class A                                  7,406,952  $63,371,172
-----------------------------------------------------------------
  Class B                                  3,305,594   28,031,799
-----------------------------------------------------------------
  Class C                                  1,784,951   15,613,560
=================================================================
Reacquired:
  Class A                                   (921,316)  (6,662,478)
-----------------------------------------------------------------
  Class B                                   (138,720)  (1,011,797)
-----------------------------------------------------------------
  Class C                                   (246,692)  (1,820,943)
=================================================================
                                          11,190,769  $97,521,313
_________________________________________________________________
=================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                  CLASS A
                                                  -----------------------------------
                                                     AUGUST 31, 2000 (DATE OPERATIONS
                                                  COMMENCED) TO DECEMBER 31, 2000(a)
                                                  -----------------------------------
Net asset value, beginning of period                              $ 10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             (0.02)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                                 (3.24)
=======================================================================================
    Total from investment operations                                (3.26)
=======================================================================================
Net asset value, end of period                                    $  6.74
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                    (32.60)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $43,732
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.72%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                2.47%(c)
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                                        (0.66)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                54%
_______________________________________________________________________________________
=======================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include sales charge and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $30,026,225.

                                                                  CLASS B
                                                    -----------------------------------
                                                     AUGUST 31, 2000 (DATE OPERATIONS
                                                    COMMENCED) TO DECEMBER 31, 2000(a)
                                                    -----------------------------------
Net asset value, beginning of period                              $ 10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                                 (3.24)
=======================================================================================
    Total from investment operations                                (3.28)
=======================================================================================
Net asset value, end of period                                    $  6.72
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                    (32.80)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $21,296
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.41%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                3.16%(c)
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                                        (1.36)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                54%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $12,953,782.

                                                                 CLASS C
                                                    -----------------------------------
                                                     AUGUST 31, 2000 (DATE OPERATIONS
                                                    COMMENCED) TO DECEMBER 31, 2000(a)
                                                    -----------------------------------
Net asset value, beginning of period                              $ 10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                                 (3.23)
=======================================================================================
    Total from investment operations                                (3.27)
=======================================================================================
Net asset value, end of period                                    $  6.73
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                    (32.70)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $10,349
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.41%(c)
---------------------------------------------------------------------------------------
  Without fee waivers                                                3.16%(c)
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                                        (1.35)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate                                                54%
_______________________________________________________________________________________
=======================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $7,526,683.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Funds financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Select Growth Fund and Board of Trustees of AIM Funds Group:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Select Growth Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Fund for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS
December 31, 2000

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-94.43%

BIOTECHNOLOGY-1.31%

Amgen Inc.(a)                          120,000   $    7,672,500
---------------------------------------------------------------
Celgene Corp.(a)                       272,000        8,840,000
===============================================================
                                                     16,512,500
===============================================================

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.52%

Univision Communications
  Inc.-Class A(a)                      162,000        6,631,875
===============================================================

COMMUNICATIONS EQUIPMENT-4.84%

Comverse Technology, Inc.(a)           429,900       46,697,887
---------------------------------------------------------------
Finisar Corp.(a)                        49,200        1,426,800
---------------------------------------------------------------
JDS Uniphase Corp.(a)                   62,800        2,617,975
---------------------------------------------------------------
Redback Networks Inc.(a)                66,000        2,706,000
---------------------------------------------------------------
UTStarcom, Inc.(a)                     500,000        7,750,000
===============================================================
                                                     61,198,662
===============================================================

COMPUTERS (HARDWARE)-2.16%

National Instruments Corp.(a)          165,000        8,012,812
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              624,000       17,394,000
---------------------------------------------------------------
Sycamore Networks, Inc.(a)              52,200        1,944,450
===============================================================
                                                     27,351,262
===============================================================

COMPUTERS (NETWORKING)-3.19%

Cisco Systems, Inc.(a)                 288,000       11,016,000
---------------------------------------------------------------
Extreme Networks, Inc.(a)              262,000       10,250,750
---------------------------------------------------------------
Juniper Networks, Inc.(a)              129,600       16,337,700
---------------------------------------------------------------
VeriSign, Inc.(a)                       38,000        2,819,125
===============================================================
                                                     40,423,575
===============================================================

COMPUTERS (PERIPHERALS)-5.65%

Brocade Communications Systems,
  Inc.(a)                              232,000       21,300,500
---------------------------------------------------------------
EMC Corp.(a)                           636,280       42,312,620
---------------------------------------------------------------
QLogic Corp.(a)                        103,000        7,931,000
===============================================================
                                                     71,544,120
===============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-12.84%

America Online, Inc.(a)                162,000        5,637,600
---------------------------------------------------------------
Ariba, Inc.(a)                         110,000        5,912,500
---------------------------------------------------------------
BEA Systems, Inc.(a)                   484,100       32,585,981
---------------------------------------------------------------
BMC Software, Inc.(a)                  325,000        4,550,000
---------------------------------------------------------------
Check Point Software Technologies
  Ltd. (Israel)(a)                     160,000       21,370,000
---------------------------------------------------------------
i2 Technologies, Inc.(a)               170,000        9,243,750
---------------------------------------------------------------
Oracle Corp.(a)                        864,000       25,110,000
---------------------------------------------------------------
PeopleSoft, Inc.(a)                    163,000        6,061,562
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Peregrine Systems, Inc.(a)             273,800   $    5,407,550
---------------------------------------------------------------
Retek Inc.(a)                          320,000        7,800,000
---------------------------------------------------------------
Secure Computing Corp.(a)              606,100        5,985,237
---------------------------------------------------------------
Siebel Systems, Inc.(a)                148,000       10,008,500
---------------------------------------------------------------
VERITAS Software Corp.(a)              260,950       22,833,125
===============================================================
                                                    162,505,805
===============================================================

DISTRIBUTORS (FOOD &
  HEALTH)-1.52%

AmeriSource Health Corp.-Class
  A(a)                                 125,000        6,312,500
---------------------------------------------------------------
McKesson HBOC, Inc.                    360,000       12,920,400
===============================================================
                                                     19,232,900
===============================================================

ELECTRIC COMPANIES-0.99%

PG&E Corp.                             390,000        7,800,000
---------------------------------------------------------------
TXU Corp.                              107,000        4,741,437
===============================================================
                                                     12,541,437
===============================================================

ELECTRICAL EQUIPMENT-2.85%

General Electric Co.                   270,000       12,943,125
---------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V.- ADR
  (Netherlands)                        167,207        6,061,254
---------------------------------------------------------------
Sanmina Corp.(a)                       174,400       13,363,400
---------------------------------------------------------------
Viasystems Group, Inc.(a)              450,000        3,740,625
===============================================================
                                                     36,108,404
===============================================================

ELECTRONICS
  (INSTRUMENTATION)-2.45%

Tektronix, Inc.                        512,000       17,248,000
---------------------------------------------------------------
Waters Corp.(a)                        164,000       13,694,000
===============================================================
                                                     30,942,000
===============================================================

ELECTRONICS
  (SEMICONDUCTORS)-4.67%

Altera Corp.(a)                        561,600       14,777,100
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)        132,000        9,906,187
---------------------------------------------------------------
Celestica Inc. (Canada)(a)             190,000       10,307,500
---------------------------------------------------------------
Linear Technology Corp.                177,600        8,214,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                              140,000        6,693,750
---------------------------------------------------------------
PMC-Sierra, Inc. (Canada)(a)            93,200        7,327,850
---------------------------------------------------------------
Zoran Corp.(a)                         117,000        1,813,500
===============================================================
                                                     59,039,887
===============================================================

ENGINEERING & CONSTRUCTION-1.48%

Quanta Services, Inc.(a)               582,500       18,749,219
===============================================================

ENTERTAINMENT-0.85%

Time Warner Inc.                       205,000       10,709,200
===============================================================

FINANCIAL (DIVERSIFIED)-5.63%

American Express Co.                   248,300       13,640,981
---------------------------------------------------------------
Citigroup Inc.                         591,500       30,203,469
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

Freddie Mac                            226,860   $   15,624,983
---------------------------------------------------------------
MGIC Investment Corp.                  174,300       11,754,356
===============================================================
                                                     71,223,789
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-3.42%

Forest Laboratories, Inc.(a)           105,200       13,978,450
---------------------------------------------------------------
Genentech, Inc.(a)                      86,000        7,009,000
---------------------------------------------------------------
Gilead Sciences, Inc.(a)               106,000        8,791,375
---------------------------------------------------------------
ICN Pharmaceuticals, Inc.              215,000        6,597,813
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                     117,000        6,917,625
===============================================================
                                                     43,294,263
===============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-3.98%

Allergan, Inc.                          88,000        8,519,500
---------------------------------------------------------------
Pfizer Inc.                            736,200       33,865,200
---------------------------------------------------------------
Pharmacia Corp.                        131,000        7,991,000
===============================================================
                                                     50,375,700
===============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-3.57%

Health Management Associates,
  Inc.- Class A(a)                     690,000       14,317,500
---------------------------------------------------------------
LifePoint Hospitals, Inc.(a)           360,000       18,045,000
---------------------------------------------------------------
Tenet Healthcare Corp.(a)              150,000        6,665,625
---------------------------------------------------------------
Triad Hospitals, Inc.(a)               190,000        6,186,875
===============================================================
                                                     45,215,000
===============================================================

HEALTH CARE (MANAGED CARE)-1.55%

CIGNA Corp.                             47,300        6,257,790
---------------------------------------------------------------
UnitedHealth Group Inc.                218,200       13,392,025
===============================================================
                                                     19,649,815
===============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-4.40%

Applera Corp.-Applied Biosystems
  Group                                120,000       11,287,500
---------------------------------------------------------------
Beckman Coulter, Inc.                  104,000        4,361,500
---------------------------------------------------------------
Biomet, Inc.                           180,900        7,179,469
---------------------------------------------------------------
Edwards Lifesciences Corp.(a)          440,000        7,810,000
---------------------------------------------------------------
Medtronic, Inc.                        300,000       18,112,500
---------------------------------------------------------------
Syncor International Corp.(a)          190,000        6,911,250
===============================================================
                                                     55,662,219
===============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-1.14%

Alza Corp.(a)                          180,000        7,650,000
---------------------------------------------------------------
Quest Diagnostics Inc.(a)               47,500        6,745,000
===============================================================
                                                     14,395,000
===============================================================

INSURANCE (MULTI-LINE)-0.60%

American International Group,
  Inc.                                  77,000        7,589,313
===============================================================

                                                     MARKET
                                     SHARES          VALUE

INSURANCE
  (PROPERTY-CASUALTY)-1.77%

Radian Group Inc.                      182,000   $   13,661,375
---------------------------------------------------------------
XL Capital Ltd.-Class A                100,000        8,737,500
===============================================================
                                                     22,398,875
===============================================================

INSURANCE BROKERS-0.65%

Marsh & McLennan Cos., Inc.             70,000        8,190,000
===============================================================

INVESTMENT
  BANKING/BROKERAGE-0.50%

Lehman Brothers Holdings Inc.           92,800        6,275,600
===============================================================

INVESTMENT MANAGEMENT-0.64%

Stilwell Financial, Inc.               206,000        8,124,125
===============================================================

LEISURE TIME (PRODUCTS)-0.47%

Harley-Davidson, Inc.                  151,000        6,002,250
===============================================================

MANUFACTURING (DIVERSIFIED)-0.50%

Tyco International Ltd. (Bermuda)      115,000        6,382,500
===============================================================

MANUFACTURING (SPECIALIZED)-1.38%

CTS Corp.                              200,000        7,287,500
---------------------------------------------------------------
Flextronics International Ltd.
  (Singapore)(a)                       357,420       10,186,470
===============================================================
                                                     17,473,970
===============================================================

NATURAL GAS-2.57%

Dynegy Inc.-Class A                    290,000       16,258,125
---------------------------------------------------------------
Enron Corp.                            195,000       16,209,375
===============================================================
                                                     32,467,500
===============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-2.35%

Cooper Cameron Corp.(a)                120,000        7,927,500
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.        125,000        5,000,000
---------------------------------------------------------------
ENSCO International Inc.               164,600        5,606,688
---------------------------------------------------------------
Schlumberger Ltd.                       53,400        4,268,663
---------------------------------------------------------------
Transocean Sedco Forex Inc.            150,210        6,909,660
===============================================================
                                                     29,712,511
===============================================================

PAPER & FOREST PRODUCTS-0.31%

International Paper Co.                 96,700        3,946,569
===============================================================

RESTAURANTS-0.88%

CEC Entertainment Inc.(a)              328,000       11,193,000
===============================================================

RETAIL (BUILDING SUPPLIES)-0.71%

Sherwin-Williams Co. (The)             340,000        8,946,250
===============================================================

RETAIL (COMPUTERS &
  ELECTRONICS)-0.47%

Best Buy Co., Inc.(a)                  200,000        5,912,500
===============================================================

RETAIL (FOOD CHAINS)-0.75%

Kroger Co. (The)(a)                    350,000        9,471,875
===============================================================

RETAIL (SPECIALTY)-1.30%

Rent-A-Center, Inc.(a)                 221,000        7,624,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY)-(CONTINUED)

Zale Corp.(a)                          304,000   $    8,835,000
===============================================================
                                                     16,459,500
===============================================================

RETAIL (SPECIALTY-APPAREL)-1.57%

Men's Wearhouse, Inc. (The)(a)         596,000       16,241,000
---------------------------------------------------------------
Too Inc.(a)                            290,000        3,625,000
===============================================================
                                                     19,866,000
===============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-2.22%

Convergys Corp.(a)                      98,000        4,440,625
---------------------------------------------------------------
H&R Block, Inc.                        270,000       11,171,250
---------------------------------------------------------------
Iron Mountain Inc.(a)                  161,000        5,977,125
---------------------------------------------------------------
TeleTech Holdings, Inc.(a)             355,100        6,524,963
===============================================================
                                                     28,113,963
===============================================================

SERVICES (COMPUTER SYSTEMS)-0.99%

Critical Path, Inc.(a)                  53,000        1,629,750
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           230,000       10,838,750
===============================================================
                                                     12,468,500
===============================================================

SERVICES (DATA PROCESSING)-2.89%

Concord EFS, Inc.(a)                   174,825        7,681,373
---------------------------------------------------------------
DST Systems, Inc.(a)                   116,200        7,785,400
---------------------------------------------------------------
First Data Corp.                       122,000        6,427,875
---------------------------------------------------------------
Fiserv, Inc.(a)                         85,275        4,045,233
---------------------------------------------------------------
Learning Tree International,
  Inc.(a)                              117,800        5,831,100
---------------------------------------------------------------
Paychex, Inc.                          100,000        4,862,500
===============================================================
                                                     36,633,481
===============================================================

                                                     MARKET
                                     SHARES          VALUE

TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-0.59%

Amdocs Ltd. (United Kingdom)(a)         66,700   $    4,418,875
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(a)                                 122,000        3,019,500
===============================================================
                                                      7,438,375
===============================================================

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.11%

Global Crossing Ltd. (Bermuda)(a)       98,842        1,414,676
===============================================================

WASTE MANAGEMENT-1.20%

Waste Management, Inc.                 546,600       15,168,150
===============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $868,657,168)                               1,194,956,115
===============================================================

                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY SECURITIES-0.39%

U.S. TREASURY BILLS-0.39%

5.77%, 03/22/01 (Cost
  $4,938,667)(b)                   $ 5,000,000        4,939,500
===============================================================

                                     SHARES
MONEY MARKET FUNDS-13.13%

STIC Liquid Assets Portfolio(c)     83,123,492       83,123,492
---------------------------------------------------------------
STIC Prime Portfolio(c)             83,123,492       83,123,492
===============================================================
    Total Money Market Funds
      (Cost $166,246,984)                           166,246,984
===============================================================
TOTAL INVESTMENTS-107.95% (Cost
  $1,039,842,819)                                 1,366,142,599
===============================================================
LIABILITIES LESS OTHER
  ASSETS-(7.95%)                                   (100,666,536)
===============================================================
NET ASSETS-100.00%                               $1,265,476,063
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost
  $1,039,842,819)                              $1,366,142,599
-------------------------------------------------------------
Receivables for:
  Investments sold                                 14,844,357
-------------------------------------------------------------
  Fund shares sold                                  6,120,758
-------------------------------------------------------------
  Dividends                                         1,442,654
-------------------------------------------------------------
Investment for deferred compensation plan              79,983
-------------------------------------------------------------
Other assets                                           93,794
=============================================================
    Total assets                                1,388,724,145
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                           117,468,895
-------------------------------------------------------------
  Fund shares reacquired                            3,439,848
-------------------------------------------------------------
  Deferred compensation plan                           79,983
-------------------------------------------------------------
Accrued advisory fees                                 677,736
-------------------------------------------------------------
Accrued administrative services fees                   12,142
-------------------------------------------------------------
Accrued distribution fees                           1,301,215
-------------------------------------------------------------
Accrued trustees' fees                                    190
-------------------------------------------------------------
Accrued transfer agent fees                           131,510
-------------------------------------------------------------
Accrued operating expenses                            136,563
=============================================================
    Total liabilities                             123,248,082
=============================================================
Net assets applicable to shares outstanding    $1,265,476,063
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $  532,042,366
_____________________________________________________________
=============================================================
Class B                                        $  661,444,891
_____________________________________________________________
=============================================================
Class C                                        $   71,988,806
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.010 PAR VALUE PER
  SHARE:

Class A                                            23,253,557
_____________________________________________________________
=============================================================
Class B                                            31,391,795
_____________________________________________________________
=============================================================
Class C                                             3,420,579
_____________________________________________________________
=============================================================
Class A:
  Net asset value and redemption price per
    share                                      $        22.88
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $22.88 divided by
      94.50%)                                  $        24.21
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        21.07
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        21.05
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $56,829)                                     $   3,070,333
------------------------------------------------------------
Dividends from affiliated money market funds      10,362,176
------------------------------------------------------------
Interest                                             178,800
============================================================
    Total investment income                       13,611,309
============================================================

EXPENSES:

Advisory fees                                      8,431,513
------------------------------------------------------------
Administrative services fees                         144,211
------------------------------------------------------------
Custodian fees                                       115,732
------------------------------------------------------------
Distribution fees -- Class A                       1,370,376
------------------------------------------------------------
Distribution fees -- Class B                       7,047,426
------------------------------------------------------------
Distribution fees -- Class C                         541,490
------------------------------------------------------------
Transfer agent fees -- Class A                       633,578
------------------------------------------------------------
Transfer agent fees -- Class B                       997,339
------------------------------------------------------------
Transfer agent fees -- Class C                        76,631
------------------------------------------------------------
Trustees' fees                                         8,543
------------------------------------------------------------
Other                                                484,783
============================================================
    Total expenses                                19,851,622
============================================================
Less: Expenses paid indirectly                       (48,211)
------------------------------------------------------------
    Net expenses                                  19,803,411
============================================================
Net investment income (loss)                      (6,192,102)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          163,108,296
------------------------------------------------------------
  Futures contracts                               (9,703,339)
============================================================
                                                 153,404,957
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (209,245,233)
============================================================
Net gain (loss) from investment securities
  and futures contracts                          (55,840,276)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $ (62,032,378)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999

                                                                   2000              1999
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (6,192,102)   $   (6,500,213)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                    153,404,957        46,613,838
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (209,245,233)      268,442,968
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (62,032,378)      308,556,593
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (59,353,657)      (17,929,351)
----------------------------------------------------------------------------------------------
  Class B                                                        (80,285,223)      (24,484,976)
----------------------------------------------------------------------------------------------
  Class C                                                         (8,275,783)         (997,756)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        150,959,050        25,912,665
----------------------------------------------------------------------------------------------
  Class B                                                        181,653,821        19,950,492
----------------------------------------------------------------------------------------------
  Class C                                                         63,351,899        11,803,897
==============================================================================================
    Net increase in net assets                                   186,017,729       322,811,564
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,079,458,334       756,646,770
==============================================================================================
  End of year                                                 $1,265,476,063    $1,079,458,334
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  945,455,716    $  548,170,108
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (101,758)          (88,818)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                              (6,177,675)       (4,167,969)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                            326,299,780       535,545,013
==============================================================================================
                                                              $1,265,476,063    $1,079,458,334
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Select Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     On December 31, 2000, undistributed net investment income was increased by $6,179,162, undistributed net realized gains decreased by $7,500,000, and paid-in capital increased by $1,320,838 as a result of differences due to utilization of a portion of the proceed from redemptions as distributions for federal income tax purposes and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $144,211 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2000, AFS was paid $1,049,302 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,370,376, $7,047,426 and $541,490, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $511,968 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $32,980 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. During the year ended December 31, 2000, the Fund paid legal fees of $6,463 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $21,267 and reductions in custodian fees of $26,944 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $48,211.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $863,902,291 and $641,595,238, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $413,280,245
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (87,118,532)
=========================================================
Net unrealized appreciation of investment
  securities                                 $326,161,713
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,039,980,886.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                         2000                           1999
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    -------------
Sold:
  Class A                                                      6,779,004    $ 198,529,121     8,174,582    $ 169,122,203
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      7,978,650      219,786,359     5,441,024      110,096,224
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,377,973       64,756,969       820,566       16,761,504
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,458,664       56,574,104       702,598       17,072,219
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,538,127       74,996,759       996,161       22,682,713
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        377,111        7,983,463        41,870          952,496
========================================================================================================================
Reacquired:
  Class A                                                     (3,586,000)    (104,144,175)   (7,818,939)    (160,281,757)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,240,494)    (113,129,297)   (5,672,316)    (112,828,445)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (364,164)      (9,388,533)     (296,926)      (5,910,103)
========================================================================================================================
                                                              15,318,871    $ 395,964,770     2,388,620    $  57,667,054
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)       1999        1998      1997(a)       1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  26.23    $  19.35    $  15.67    $  14.78    $  13.05
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)      (0.06)      (0.04)       0.01        0.07
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.44)       8.00        4.24        2.82        2.34
======================================================================================================================
    Total from investment operations                             (0.45)       7.94        4.20        2.83        2.41
======================================================================================================================
Less distributions:
  Dividends from net investment income                              --          --          --       (0.01)         --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (2.90)      (1.06)      (0.52)      (1.93)      (0.68)
======================================================================================================================
    Total distributions                                          (2.90)      (1.06)      (0.52)      (1.94)      (0.68)
======================================================================================================================
Net asset value, end of period                                $  22.88    $  26.23    $  19.35    $  15.67    $  14.78
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  (1.77)%     41.48%      27.09%      19.54%      18.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $532,042    $461,628    $320,143    $266,168    $227,882
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.07%(c)    1.09%       1.11%       1.13%       1.18%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.02)%(c)  (0.31)%     (0.22)%      0.04%       0.46%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             56%         31%         68%        110%         97%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $548,150,411.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)       1998      1997(a)       1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  24.57    $  18.33    $  14.98    $  14.32    $  12.77
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.22)      (0.23)      (0.17)      (0.13)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.38)       7.53        4.04        2.72        2.28
======================================================================================================================
    Total from investment operations                             (0.60)       7.30        3.87        2.59        2.23
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (2.90)      (1.06)      (0.52)      (1.93)      (0.68)
______________________________________________________________________________________________________________________
======================================================================================================================
Net asset value, end of period                                $  21.07    $  24.57    $  18.33    $  14.98    $  14.32
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  (2.50)%     40.29%      26.13%      18.50%      17.60%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $661,445    $592,555    $428,002    $356,186    $280,807
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.84%(c)    1.90%       1.93%       1.99%       2.03%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.80)%(c)  (1.12)%     (1.04)%     (0.82)%     (0.39)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             56%         31%         68%        110%         97%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $704,742,549.

                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                                               AUGUST 4, 1997
                                                                                                (DATE SALES
                                                                 YEAR ENDED DECEMBER 31,       COMMENCED) TO
                                                              -----------------------------     DECEMBER 31,
                                                              2000(a)    1999(a)    1998(a)       1997(a)
                                                              -------    -------    -------    --------------
Net asset value, beginning of period                          $ 24.55    $ 18.32    $14.98         $17.65
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.22)     (0.23)    (0.17)         (0.04)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.38)      7.52      4.03          (0.70)
=============================================================================================================
    Total from investment operations                            (0.60)      7.29      3.86          (0.74)
=============================================================================================================
Less distributions:
  Distributions from net realized gains                         (2.90)     (1.06)    (0.52)         (1.93)
=============================================================================================================
Net asset value, end of period                                $ 21.05    $ 24.55    $18.32         $14.98
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 (2.50)%    40.26%    26.07%         (3.86)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $71,989    $25,275    $8,501         $1,189
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                          1.84%(c)    1.90%    1.93%          1.95%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.80)%(c)   (1.12)%  (1.04)%       (0.77)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                            56%        31%       68%           110%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $54,149,044.
(d)  Annualized.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.

  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed,or the type of audit opinions that might be rendered on the Fund's financial statements.

                      REPORT OF INDEPENDENT ACCOUNTANTS

                      To the Shareholders of AIM Small Cap Equity Fund and Board of Trustees of AIM Funds Group:

                      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Equity Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                      /s/ PRICEWATERHOUSECOOPERS LLP

                      Boston, Massachusetts
                      February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                        MARKET
                                            SHARES       VALUE
DOMESTIC COMMON STOCKS-93.05%

AEROSPACE/DEFENSE-0.87%

BE Aerospace, Inc.(a)                         31,600  $   505,600
=================================================================

AGRICULTURAL PRODUCTS-0.35%

Eden Bioscience Corp.(a)                       6,800      203,575
=================================================================

BANKS (REGIONAL)-2.86%

Bank United Corp.-Class A                      8,600      586,412
-----------------------------------------------------------------
Commerce Bancshares, Inc.                     13,130      558,025
-----------------------------------------------------------------
TCF Financial Corp.                           11,700      521,381
=================================================================
                                                        1,665,818
=================================================================

BEVERAGES (ALCOHOLIC)-0.94%

Constellation Brands, Inc.-Class A(a)          9,300      546,375
=================================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-1.93%

Cox Radio, Inc.-Class A(a)                    23,700      534,731
-----------------------------------------------------------------
Entercom Communications Corp.(a)              17,100      588,881
=================================================================
                                                        1,123,612
=================================================================

COMMUNICATIONS EQUIPMENT-1.41%

Digital Lightwave, Inc.(a)                    11,200      354,900
-----------------------------------------------------------------
UTStarcom, Inc.(a)                            29,900      463,450
=================================================================
                                                          818,350
=================================================================

COMPUTERS (PERIPHERALS)-1.01%

Actel Corp.(a)                                24,200      585,337
=================================================================

COMPUTERS (SOFTWARE & SERVICES)-8.50%

Affiliated Computer Services, Inc.-Class
  A(a)                                         6,800      412,675
-----------------------------------------------------------------
Eclipsys Corp.(a)                             19,900      487,550
-----------------------------------------------------------------
IntraNet Solutions, Inc.(a)                   11,400      581,400
-----------------------------------------------------------------
Moldflow Corp.(a)                             27,500      629,062
-----------------------------------------------------------------
Natural MicroSystems Corp.(a)                 12,000      118,500
-----------------------------------------------------------------
Peregrine Systems, Inc.(a)                    24,000      474,000
-----------------------------------------------------------------
Retek Inc.(a)                                 12,900      314,437
-----------------------------------------------------------------
Secure Computing Corp.(a)                     31,200      308,100
-----------------------------------------------------------------
SERENA Software, Inc.(a)                      14,600      499,822
-----------------------------------------------------------------
Sybase, Inc.(a)                               27,700      548,806
-----------------------------------------------------------------
Titan Corp. (The)(a)                          35,200      572,000
=================================================================
                                                        4,946,352
=================================================================

CONSUMER FINANCE-1.90%

American Capital Strategies, Ltd.             21,200      533,975
-----------------------------------------------------------------
AmeriCredit Corp.(a)                          20,900      569,525
=================================================================
                                                        1,103,500
=================================================================

ELECTRIC COMPANIES-0.93%

UtiliCorp United Inc.                         17,500      542,500
=================================================================

ELECTRICAL EQUIPMENT-5.68%

APW Ltd.(a)                                   19,500      658,125
-----------------------------------------------------------------
                                                        MARKET
                                            SHARES       VALUE
ELECTRICAL EQUIPMENT (CONTINUED)

Artesyn Technologies, Inc.(a)                 35,400  $   561,975
-----------------------------------------------------------------
Black Box Corp.(a)                            11,600      560,425
-----------------------------------------------------------------
C & D Technologies, Inc.                       9,900      427,556
-----------------------------------------------------------------
Sensormatic Electronics Corp.(a)              26,200      525,637
-----------------------------------------------------------------
Viasystems Group, Inc.(a)                     68,700      571,069
=================================================================
                                                        3,304,787
=================================================================

ELECTRONICS (DEFENSE)-0.71%

Aeroflex Inc.(a)                              14,400      415,125
=================================================================

ELECTRONICS (INSTRUMENTATION)-5.05%

Alpha Industries, Inc.(a)                     12,400      458,800
-----------------------------------------------------------------
Coherent, Inc.(a)                             17,300      562,250
-----------------------------------------------------------------
Garmin Ltd.(a)                                29,400      580,650
-----------------------------------------------------------------
Methode Electronics, Inc.-Class A             16,700      383,056
-----------------------------------------------------------------
Photon Dynamics, Inc.(a)                      17,600      396,000
-----------------------------------------------------------------
Varian Inc.(a)                                16,600      562,325
=================================================================
                                                        2,943,081
=================================================================

ENGINEERING & CONSTRUCTION-1.64%

Granite Construction, Inc.                    18,000      520,875
-----------------------------------------------------------------
Quanta Services, Inc.(a)                      13,420      431,956
=================================================================
                                                          952,831
=================================================================

EQUIPMENT (SEMICONDUCTOR)-0.52%

Varian Semiconductor Equipment
  Associates, Inc.(a)                         12,700      301,625
-----------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-1.75%
Allied Capital Corp.                          24,000      501,000
-----------------------------------------------------------------
IndyMac Mortgage Holdings, Inc.(a)            17,600      519,200
=================================================================
                                                        1,020,200
=================================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.87%

Alpharma Inc.-Class A                         12,900      565,987
-----------------------------------------------------------------
Angiotech Pharmaceuticals, Inc.
  (Canada)(a)                                  5,500      253,000
-----------------------------------------------------------------
Noven Pharmaceuticals, Inc.(a)                 7,150      267,231
=================================================================
                                                        1,086,218
=================================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-0.84%

Community Health Systems(a)                   13,950      488,250
=================================================================

HEALTH CARE (MANAGED CARE)-1.06%

First Health Group Corp.(a)                    8,350      388,797
-----------------------------------------------------------------
Trigon Healthcare, Inc.(a)                     2,900      225,656
=================================================================
                                                          614,453
=================================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.12%

Apogent Technologies Inc.(a)                  23,800      487,900
-----------------------------------------------------------------
Henry Schein, Inc.(a)                         16,400      567,850
-----------------------------------------------------------------
PolyMedica Corp.(a)                            5,500      183,562
-----------------------------------------------------------------

                                                        MARKET
                                            SHARES       VALUE

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) (CONTINUED)

Sybron Dental Specialties, Inc.(a)             5,333  $    89,994
-----------------------------------------------------------------
Vital Signs, Inc.                             15,200      488,300
=================================================================
                                                        1,817,606
=================================================================

HEALTH CARE (SPECIALIZED SERVICES)-3.88%

Advance Paradigm, Inc.(a)                     12,000      546,000
-----------------------------------------------------------------
Laboratory Corp. of America Holdings(a)        3,000      528,000
-----------------------------------------------------------------
Lincare Holdings, Inc.(a)                      9,500      542,094
-----------------------------------------------------------------
RehabCare Group, Inc.(a)                      12,500      642,187
=================================================================
                                                        2,258,281
=================================================================

INSURANCE (LIFE/HEALTH)-0.98%

Annuity and Life Re (Holdings), Ltd.
  (Bermuda)                                   17,800      568,487
=================================================================

INSURANCE (PROPERTY-CASUALTY)-1.91%

HCC Insurance Holdings, Inc.                  20,400      549,525
-----------------------------------------------------------------
Radian Group Inc.                              7,500      562,969
=================================================================
                                                        1,112,494
=================================================================

INVESTMENT BANKING/BROKERAGE-0.98%

LaBranche & Co. Inc.(a)                       18,600      568,463
=================================================================

INVESTMENT MANAGEMENT-0.92%

Affiliated Managers Group, Inc.(a)             9,800      537,775
=================================================================

INVESTMENTS-3.84%

S&P Mid-Cap 400 Depositary Receipts           23,700    2,236,688
=================================================================

LAND DEVELOPMENT-0.90%

Mission West Properties Inc.                  37,600      521,700
=================================================================

LEISURE TIME (PRODUCTS)-0.93%

Speedway Motorsports, Inc.(a)                 22,500      540,000
=================================================================

MANUFACTURING (SPECIALIZED)-0.52%

CTS Corp.                                      8,300      302,431
=================================================================

NATURAL GAS-0.95%

MDU Resources Group, Inc.                     17,100      555,750
=================================================================

OFFICE EQUIPMENT & SUPPLIES-0.94%

Reynolds & Reynolds Co. (The)- Class A        26,900      544,725
=================================================================

OIL & GAS (DRILLING & EQUIPMENT)-3.01%

Grant Prideco, Inc.(a)                        27,400      601,088
-----------------------------------------------------------------
Key Energy Services, Inc.(a)                  58,700      612,681
-----------------------------------------------------------------
Pride International, Inc.(a)                  22,000      541,750
=================================================================
                                                        1,755,519
=================================================================

OIL & GAS (EXPLORATION & PRODUCTION)-4.09%

Barrett Resources Corp.(a)                    11,000      624,938
-----------------------------------------------------------------
Cross Timbers Oil Co.                         20,000      555,000
-----------------------------------------------------------------
Forest Oil Corp.(a)                           16,350      602,906
-----------------------------------------------------------------
Westport Resources Corp.(a)                   27,400      601,088
=================================================================
                                                        2,383,932
=================================================================

OIL & GAS (REFINING & MARKETING)-0.98%

Valero Energy Corp.                           15,400      572,688
=================================================================
                                                        MARKET
                                            SHARES       VALUE

PAPER & FOREST PRODUCTS-0.74%

Wausau-Mosinee Paper Corp.                    42,700  $   432,338
=================================================================

PHOTOGRAPHY/IMAGING-0.96%

Concord Camera Corp.(a)                       34,000      561,000
=================================================================

RAILROADS-0.89%

GATX Corp.                                    10,400      518,700
=================================================================

REAL ESTATE INVESTMENT TRUSTS-0.88%

CarrAmerica Realty Corp.                      16,400      513,525
=================================================================

RESTAURANTS-0.91%

CEC Entertainment Inc.(a)                     11,200      382,200
-----------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)             4,700      147,756
=================================================================
                                                          529,956
=================================================================

RETAIL (DISCOUNTERS)-0.93%

Stein Mart, Inc.(a)                           46,600      541,725
=================================================================

RETAIL (SPECIALTY)-1.31%

Linens 'n Things, Inc.(a)                     11,100      306,638
-----------------------------------------------------------------
Venator Group, Inc.(a)                        29,600      458,800
=================================================================
                                                          765,438
=================================================================

RETAIL (SPECIALTY-APPAREL)-2.19%

Abercrombie & Fitch Co.-Class A(a)            30,300      606,000
-----------------------------------------------------------------
bebe stores, inc.(a)                          15,000      320,625
-----------------------------------------------------------------
Hot Topic, Inc.(a)                            16,600      272,863
-----------------------------------------------------------------
Too Inc.(a)                                    6,200       77,500
=================================================================
                                                        1,276,988
=================================================================

SERVICES (ADVERTISING/MARKETING)-1.38%

Forrester Research, Inc.(a)                    9,500      475,594
-----------------------------------------------------------------
Professional Detailing, Inc.(a)                3,100      327,873
=================================================================
                                                          803,467
=================================================================

SERVICES (COMMERCIAL & CONSUMER)-5.70%

Copart, Inc.(a)                               26,400      567,600
-----------------------------------------------------------------
DiamondCluster International, Inc.-Class
  A                                            8,000      244,000
-----------------------------------------------------------------
Edison Schools Inc.(a)                         8,360      263,340
-----------------------------------------------------------------
Iron Mountain Inc.(a)                         16,100      597,713
-----------------------------------------------------------------
Ogden Corp.(a)                                34,200      525,825
-----------------------------------------------------------------
TeleTech Holdings, Inc.(a)                    29,300      538,388
-----------------------------------------------------------------
Watson Wyatt & Co. Holdings(a)                24,800      582,800
=================================================================
                                                        3,319,666
=================================================================

SERVICES (COMPUTER SYSTEMS)-1.03%

Insight Enterprises, Inc.(a)                  33,450      600,009
=================================================================

SERVICES (DATA PROCESSING)-1.13%

Learning Tree International, Inc.(a)          13,300      658,350
=================================================================

SERVICES (EMPLOYMENT)-1.91%

Hall, Kinion & Associates, Inc.(a)            29,000      583,625
-----------------------------------------------------------------
Heidrick & Struggles International,
  Inc.(a)                                      7,800      328,088
-----------------------------------------------------------------
Korn/Ferry International(a)                    9,500      201,875
=================================================================
                                                        1,113,588
=================================================================

                                                        MARKET
                                            SHARES       VALUE

SERVICES (FACILITIES & ENVIRONMENTAL)-0.94%

Tetra Tech, Inc.(a)                           17,100  $   545,063
=================================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.23%

Arch Wireless, Inc.(a)                        21,700       13,563
-----------------------------------------------------------------
o2wireless Solutions, Inc.(a)                 79,600      741,275
-----------------------------------------------------------------
Powerwave Technologies, Inc.(a)                8,050      470,925
-----------------------------------------------------------------
Rural Cellular Corp.-Class A(a)                6,500      192,563
-----------------------------------------------------------------
Spectrasite Holdings, Inc.(a)                 34,900      462,425
=================================================================
                                                        1,880,751
=================================================================

WASTE MANAGEMENT-1.15%

Waste Connections, Inc.(a)                    20,200      667,863
=================================================================
    Total Domestic Common Stocks
      (Cost $52,108,651)                               54,172,555
=================================================================
                                                        MARKET
                                            SHARES       VALUE

MONEY MARKET FUNDS-6.32%

STIC Liquid Assets Portfolio(b)            1,839,695  $ 1,839,695
-----------------------------------------------------------------
STIC Prime Portfolio(b)                    1,839,695    1,839,695
-----------------------------------------------------------------
    Total Money Market Funds
      (Cost $3,679,390)                                 3,679,390
=================================================================

TOTAL INVESTMENTS-99.37%

  (Cost $55,788,041)                                   57,851,945
=================================================================

OTHER ASSETS LESS LIABILITIES-0.63%                       366,930
=================================================================

NET ASSETS-100.00%                                    $58,218,875
_________________________________________________________________
=================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost $55,788,041)    $57,851,945
--------------------------------------------------------------
Receivables for:
  Investments sold                                     359,504
--------------------------------------------------------------
  Fund shares sold                                   1,925,753
--------------------------------------------------------------
  Dividends                                             57,463
--------------------------------------------------------------
Investment for deferred compensation plan                2,547
--------------------------------------------------------------
Other assets                                           105,661
==============================================================
    Total assets                                    60,302,873
==============================================================

LIABILITIES:

Payables for:
  Investments purchased                              1,837,953
--------------------------------------------------------------
  Fund shares reacquired                               110,351
--------------------------------------------------------------
  Options written (premiums received $8,084)             4,406
--------------------------------------------------------------
  Deferred compensation plan                             2,547
--------------------------------------------------------------
Accrued administrative services fees                     4,235
--------------------------------------------------------------
Accrued distribution fees                               39,077
--------------------------------------------------------------
Accrued trustees' fees                                     159
--------------------------------------------------------------
Accrued transfer agent fees                             12,108
--------------------------------------------------------------
Accrued operating expenses                              73,162
==============================================================
    Total liabilities                                2,083,998
==============================================================
Net assets applicable to shares outstanding        $58,218,875
==============================================================

NET ASSETS:

Class A                                            $32,805,332
==============================================================

Class B                                            $16,385,293
==============================================================

Class C                                             $9,028,250
==============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              3,506,570
==============================================================
Class B                                              1,755,406
==============================================================
Class C                                                967,023
==============================================================
Class A:
Net asset value and redemption price per share      $     9.36
==============================================================
Offering price per share:
(Net asset value of $9.36  DIVIDED BY 94.50%)       $     9.90
==============================================================
Class B:
Net asset value and offering price per share        $     9.33
==============================================================
Class C:
Net asset value and offering price per share        $     9.34
______________________________________________________________
==============================================================


STATEMENT OF OPERATIONS

For the period August 31, 2000 (date operations commenced) through December 31, 2000

INVESTMENT INCOME:
Dividends                                           $   85,042
--------------------------------------------------------------
Dividends from affiliated money market funds            65,794
--------------------------------------------------------------
Interest                                                20,882
==============================================================
    Total investment income                            171,718
==============================================================

EXPENSES:

Advisory fees                                           89,083
--------------------------------------------------------------
Administrative services fees                            16,667
--------------------------------------------------------------
Custodian fees                                          16,864
--------------------------------------------------------------
Distribution fees--Class A                              21,788
--------------------------------------------------------------
Distribution fees--Class B                              28,721
--------------------------------------------------------------
Distribution fees--Class C                              13,831
--------------------------------------------------------------
Transfer agent fees--Class A                            16,053
--------------------------------------------------------------
Transfer agent fees--Class B                             9,226
--------------------------------------------------------------
Transfer agent fees--Class C                             4,443
--------------------------------------------------------------
Trustee's fees                                           3,262
--------------------------------------------------------------
Registration and filing fees                            65,263
--------------------------------------------------------------
Other                                                   30,334
==============================================================
    Total expenses                                     315,535
==============================================================
Less: Fees waived and expenses reimbursed              (98,508)
==============================================================
   Expenses paid indirectly                             (2,339)
==============================================================
    Net expenses                                       214,688
==============================================================
Net investment income (loss)                           (42,970)
==============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities                             (3,389,183)
--------------------------------------------------------------
  Futures contracts                                        230
==============================================================
                                                    (3,388,953)
==============================================================
Change in net unrealized appreciation of:

  Investment securities                              2,063,904
--------------------------------------------------------------
  Option contracts written                               3,677
==============================================================
                                                     2,067,581
==============================================================
Net gain (loss) from investment securities,
  futures contracts and option contracts            (1,321,372)
==============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(1,364,342)
______________________________________________________________
==============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                       2000
                                                    -----------
OPERATIONS:

  Net investment income (loss)                      $   (42,970)
---------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, futures contracts and option
    contracts                                        (3,388,953)
---------------------------------------------------------------
  Change in net unrealized appreciation of
    investment securities, futures contracts and
    option contracts                                  2,067,581
---------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                       (1,364,342)
---------------------------------------------------------------
Share transactions--net:
---------------------------------------------------------------
  Class A                                            33,716,692
---------------------------------------------------------------
  Class B                                            16,719,812
---------------------------------------------------------------
  Class C                                             9,146,713
---------------------------------------------------------------
    Net increase in net assets                       58,218,875
---------------------------------------------------------------

NET ASSETS:

  Beginning of period                                        --
---------------------------------------------------------------
  End of period                                     $58,218,875
_______________________________________________________________
===============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $59,572,581
---------------------------------------------------------------
  Undistributed net investment income (loss)            (32,334)
---------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, futures contracts and
    option contracts                                 (3,388,953)
---------------------------------------------------------------
  Unrealized appreciation of investment
    securities, futures contracts and option
    contracts                                         2,067,581
===============================================================
                                                    $58,218,875
_______________________________________________________________
===============================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940" Act), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations on August 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Funds investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trusts officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. On December 31, 2000, undistributed net investment income was increased by $10,636 and paid-in capital decreased by $10,636 as a result of non-deductible stock issuance costs for federal income tax purposes. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $700,371 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.
E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each days trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (AIM). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Funds average daily net assets. For the period August 31, 2000 (date operations commenced) through December 31, 2000, AIM waived fees of $89,083 and was reimbursed fees of $9,425.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000 A I M was paid $16,667 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. (AFS) a fee for providing transfer agency and shareholder services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000 AFS was paid $12,321 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. (AIM Distributors) to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the Plans). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Funds average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period August 31, 2000 (date operations commenced) through December 31, 2000 the Class A, Class B and
Class C shares paid AIM Distributors $21,788, $28,721 and $13,831, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $66,008 from sales of the Class A shares of the Fund for the period August 31, 2000 (date operations commenced) through December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. For the same period, AIM Distributors received $541 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund paid legal fees of $977 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $244 and reductions in custodian fees of $2,095 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,339.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an interested person of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. For the period August 31, 2000 through December 31, 2000 the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 31, 2000 (date operations commenced) through December 31, 2000 was $68,616,044 and $13,118,210, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of investment
  securities                                       $5,589,590
-------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                       (4,067,771)
=============================================================
Net unrealized appreciation of investment
  securities                                       $1,521,819
_____________________________________________________________
=============================================================


Cost of investments for tax purposes is $56,330,126.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the period August 31, 2000 (date operations commenced) through December 31, 2000 are summarized as follows:

                                        CALL OPTION CONTRACTS
                                        ---------------------
                                        NUMBER OF    PREMIUMS
                                        CONTRACTS    RECEIVED
                                        ---------    --------
Beginning of year                             --      $    --
-------------------------------------------------------------
Written                                       47        8,084
-------------------------------------------------------------
End of year                                   47       $8,084
-------------------------------------------------------------

 Open call option contracts written as of December 31, 2000 were as follows:

                           CONTRACT  STRIKE  NUMBER OF  PREMIUMS  MARKET   UNREALIZED
ISSUE                       MONTH    PRICE   CONTRACTS  RECEIVED  VALUE   APPRECIATION
-----                      --------  ------  ---------  --------  ------  ------------
P.F. Changs China Bistro
  Inc.                     January    $40        47      $8,084   $4,406     $3,677
--------------------------------------------------------------------------------------

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period August 31, 2000 (date operations commenced) and December 31, 2000 were as follows:

                                                   2000
                                          -----------------------
                                            SHARES      AMOUNT
                                          ----------  -----------
Sold:
  Class A                                  3,707,242  $35,554,951
-----------------------------------------------------------------
  Class B                                  1,851,798   17,580,252
-----------------------------------------------------------------
  Class C                                  1,021,221    9,654,027
-----------------------------------------------------------------
Reacquired:
  Class A                                   (200,672)  (1,838,259)
-----------------------------------------------------------------
  Class B                                    (96,392)    (860,440)
-----------------------------------------------------------------
  Class C                                    (54,198)    (507,314)
-----------------------------------------------------------------
                                           6,228,999  $59,583,217
-----------------------------------------------------------------

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CLASS A
                                                           ----------------------------------
                                                            AUGUST 31, 2000 (DATE OPERATIONS
                                                           COMMENCED) TO DECEMBER 31, 2000(a)
                                                           ----------------------------------
Net asset value, beginning of period                                              $ 10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net gains (losses) on securities (both realized
    and unrealized)                                                                 (0.64)
=============================================================================================
    Total from investment operations                                                (0.64)
=============================================================================================
Net asset value, end of period                                                    $  9.36
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                                     (6.40)%
_____________________________________________________________________________________________
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                          $32,805
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                   1.78%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                                                                2.72%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment loss to average net assets                                  (0.12)%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                                                49%
_____________________________________________________________________________________________
=============================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $18,523,608.

                                                                         CLASS B
                                                           ----------------------------------
                                                            AUGUST 31, 2000 (DATE OPERATIONS
                                                           COMMENCED) TO DECEMBER 31, 2000(a)
                                                           ----------------------------------
Net asset value, beginning of period                                              $ 10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                      (0.03)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and
    unrealized)                                                                     (0.64)
=============================================================================================
    Total from investment operations                                                (0.67)
=============================================================================================
Net asset value, end of period                                                    $  9.33
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                                     (6.70)%
_____________________________________________________________________________________________
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                          $16,385
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                   2.49%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                                                                3.43%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment loss to average net assets                                  (0.83)%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                                                49%
_____________________________________________________________________________________________
=============================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,546,348.

                                                                       CLASS C
                                                           ----------------------------------
                                                            AUGUST 31, 2000 (DATE OPERATIONS
                                                           COMMENCED) TO DECEMBER 31, 2000(a)
                                                           ----------------------------------
Net asset value, beginning of period                                               $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                      (0.03)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and
    unrealized)                                                                     (0.63)
=============================================================================================
    Total from investment operations                                                (0.66)
=============================================================================================
Net asset value, end of period                                                     $ 9.34
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                                     (6.60)%
_____________________________________________________________________________________________
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                           $9,028
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                   2.49%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                                                                3.43%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment loss to average net assets                                  (0.83)%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                                                49%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $4,115,423.

NOTE 10-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Funds financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of AIM Value Fund
and Board of Trustees of AIM Funds Group:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Value Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of the Fund for the year ended December 31, 1999 and the financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 19, 2001

SCHEDULE OF INVESTMENTS
December 31, 2000

                                                     MARKET
                                    SHARES            VALUE
DOMESTIC COMMON STOCKS-80.63%

BANKS (MAJOR REGIONAL)-0.55%

Bank of New York Co., Inc. (The)     2,500,000   $   137,968,750
================================================================

BANKS (MONEY CENTER)-1.16%

J.P. Morgan Chase & Co.              6,375,000       289,664,062
================================================================

BROADCASTING (TELEVISION,
  RADIO & CABLE)-10.85%

Comcast Corp.-Class A(a)(b)         39,250,000     1,638,687,500
----------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              23,000,000     1,070,937,500
================================================================
                                                   2,709,625,000
================================================================

COMPUTERS (HARDWARE)-2.69%

Apple Computer, Inc.(a)(b)          17,500,000       260,312,500
----------------------------------------------------------------
Compaq Computer Corp.               20,000,000       301,000,000
----------------------------------------------------------------
Sun Microsystems, Inc.(a)            4,000,000       111,500,000
================================================================
                                                     672,812,500
================================================================

COMPUTERS (NETWORKING)-1.85%

Cisco Systems, Inc.(a)              12,107,000       463,092,750
================================================================

COMPUTERS (PERIPHERALS)-0.99%

EMC Corp.(a)                         3,700,000       246,050,000
================================================================

COMPUTERS (SOFTWARE & SERVICES)-2.40%

America Online, Inc.(a)              4,500,000       156,600,000
----------------------------------------------------------------
At Home Corp.-Series A(a)            4,803,700        26,570,466
----------------------------------------------------------------
Microsoft Corp.(a)                   2,250,000        97,593,750
----------------------------------------------------------------
Oracle Corp.(a)                     11,000,000       319,687,500
================================================================
                                                     600,451,716
================================================================

ELECTRICAL EQUIPMENT-0.22%

Solectron Corp.(a)                   1,600,000        54,240,000
================================================================

ELECTRONICS (SEMICONDUCTORS)-2.15%

Analog Devices, Inc.(a)             10,500,000       537,468,750
================================================================

EQUIPMENT (SEMICONDUCTOR)-0.90%

Applied Materials, Inc.(a)           2,000,000        76,375,000
----------------------------------------------------------------
Teradyne, Inc.(a)                    4,000,000       149,000,000
================================================================
                                                     225,375,000
================================================================

FINANCIAL (DIVERSIFIED)-6.65%

American Express Co.                 9,750,000       535,640,625
----------------------------------------------------------------
Citigroup Inc.                      14,033,333       716,577,066
----------------------------------------------------------------
Freddie Mac                          2,750,000       189,406,250
----------------------------------------------------------------
J.P. Morgan & Co., Inc.              1,325,000       219,287,500
================================================================
                                                   1,660,911,441
================================================================

                                                     MARKET
                                    SHARES            VALUE

HEALTH CARE (DIVERSIFIED)-2.24%

Johnson & Johnson                    5,325,000   $   559,457,812
================================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-4.66%

Pfizer Inc.                         20,391,200       937,995,200
----------------------------------------------------------------
Schering-Plough Corp.                4,000,000       227,000,000
================================================================
                                                   1,164,995,200
================================================================

HEALTH CARE (MANAGED CARE)-1.23%

UnitedHealth Group Inc.              5,000,000       306,875,000
================================================================

HEALTH CARE (MEDICAL PRODUCTS
  & SUPPLIES)-1.34%

Baxter International, Inc.           1,500,000       132,468,750
----------------------------------------------------------------
Guidant Corp.(a)                     3,739,000       201,672,312
================================================================
                                                     334,141,062
================================================================

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-1.27%

Kimberly-Clark Corp.                 4,500,000       318,105,000
================================================================

INSURANCE (MULTI-LINE)-4.65%

American International Group,
  Inc.                              10,125,000       997,945,312
----------------------------------------------------------------
Hartford Financial Services
  Group, Inc. (The)                  2,300,000       162,437,500
================================================================
                                                   1,160,382,812
================================================================

INVESTMENT BANKING/BROKERAGE-4.75%

Merrill Lynch & Co., Inc.            3,200,000       218,200,000
----------------------------------------------------------------
Morgan Stanley Dean Witter &
  Co.                               12,231,700       969,362,225
================================================================
                                                   1,187,562,225
================================================================

MANUFACTURING (DIVERSIFIED)-2.46%

Honeywell International Inc.        13,000,000       615,062,500
================================================================

NATURAL GAS-1.59%

Williams Cos., Inc. (The)            9,960,900       397,813,444
================================================================

OIL & GAS (DRILLING & EQUIPMENT)-2.19%

R&B Falcon Corp.(a)                  3,855,700        88,440,119
----------------------------------------------------------------
Schlumberger Ltd.                    3,625,000       289,773,438
----------------------------------------------------------------
Transocean Sedco Forex Inc.          3,647,100       167,766,600
================================================================
                                                     545,980,157
================================================================

OIL (INTERNATIONAL INTEGRATED)-1.76%

Chevron Corp.                        1,600,000       135,100,000
----------------------------------------------------------------
Exxon Mobil Corp.                    3,500,000       304,281,250
================================================================
                                                     439,381,250
================================================================

                                                     MARKET
                                    SHARES            VALUE

RETAIL (COMPUTERS & ELECTRONICS)-0.96%

Best Buy Co., Inc.(a)                8,071,500   $   238,613,719
================================================================

RETAIL (DRUG STORES)-2.72%

Walgreen Co.                        16,231,000       678,658,688
================================================================

RETAIL (FOOD CHAINS)-3.22%

Kroger Co. (The)(a)                  8,000,000       216,500,000
----------------------------------------------------------------
Safeway Inc.(a)                      9,405,600       587,850,000
================================================================
                                                     804,350,000
================================================================

RETAIL (GENERAL MERCHANDISE)-4.00%

Costco Wholesale Corp.(a)            6,750,000       269,578,125
----------------------------------------------------------------
Target Corp.                        22,600,000       728,850,000
================================================================
                                                     998,428,125
================================================================

RETAIL (SPECIALTY-APPAREL)-0.51%

Gap, Inc. (The)                      5,000,000       127,500,000
================================================================

SERVICES (ADVERTISING/MARKETING)-3.09%

Omnicom Group Inc.(b)                9,307,300       771,342,488
================================================================

SERVICES (DATA PROCESSING)-4.70%

Automatic Data Processing,
  Inc.                               4,700,000       297,568,750
----------------------------------------------------------------
First Data Corp.                    16,623,900       875,871,731
================================================================
                                                   1,173,440,481
================================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.88%

Nextel Communications,
  Inc.-Class A(a)                   29,093,800       720,071,550
================================================================
    Total Domestic Common
      Stocks (Cost
      $17,862,991,702)                            20,139,821,482
================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.30%

BERMUDA-4.89%

Tyco International Ltd.
  (Manufacturing- Diversified)      22,000,000     1,221,000,000
================================================================

CANADA-2.29%

Celestica Inc. (Electronics-
  Semiconductors)(a)                 7,600,000       412,300,000
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
CANADA-(CONTINUED)

Nortel Networks Corp.
  (Communications Equipment)         5,000,000   $   160,312,500
================================================================
                                                     572,612,500
================================================================

FINLAND-1.17%

Nokia Oyj-ADR (Communications
  Equipment)                         6,700,000       291,450,000
================================================================

FRANCE-0.45%

Alcatel S.A.-ADR
  (Communications Equipment)         2,000,000       111,875,000
================================================================

UNITED KINGDOM-1.50%

Amdocs Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)                115,900         7,678,375
----------------------------------------------------------------
BP Amoco PLC-ADR
  (Oil-International Integrated)     7,700,000       368,637,500
================================================================
                                                     376,315,875
================================================================
    Total Foreign Stocks &
      Other Equity Interests
      (Cost $1,939,079,867)                        2,573,253,375
================================================================

                                  PRINCIPAL
                                    AMOUNT
U.S. TREASURY SECURITIES-0.21%

U.S. TREASURY BILLS-0.21%

5.77%, 03/22/01 (Cost
  $51,375,467)(c)(d)            $   52,000,000        51,370,800
================================================================

                                    SHARES
MONEY MARKET FUNDS-9.37%

STIC Liquid Assets
  Portfolio(e)                   1,169,522,058     1,169,522,058
----------------------------------------------------------------
STIC Prime Portfolio(e)          1,169,522,058     1,169,522,058
================================================================
    Total Money Market Funds
      (Cost $2,339,044,116)                        2,339,044,116
================================================================
TOTAL INVESTMENTS-100.51%
  (Cost $22,192,491,152)                          25,103,489,773
================================================================
LIABILITIES LESS OTHER
  ASSETS-(0.51%)                                    (126,428,148)
================================================================
NET ASSETS-100.00%                               $24,977,061,625
________________________________________________________________
================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 12/31/00 was $2,670,342,488, which represented 10.69% of the Fund's net assets.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost
  $22,192,491,152)*                           $25,103,489,773
-------------------------------------------------------------
Receivables for:
  Investments sold                                 30,839,098
-------------------------------------------------------------
  Fund shares sold                                 36,369,892
-------------------------------------------------------------
  Dividends and interest                           20,639,594
-------------------------------------------------------------
Investment for deferred compensation plan             290,402
-------------------------------------------------------------
Collateral for securities loaned                  232,476,600
-------------------------------------------------------------
Other assets                                        1,345,793
=============================================================
    Total assets                               25,425,451,152
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             8,549,542
-------------------------------------------------------------
  Fund shares reacquired                           97,664,758
-------------------------------------------------------------
  Foreign currency contracts closed                 1,262,901
-------------------------------------------------------------
  Foreign currency contracts outstanding           30,173,628
-------------------------------------------------------------
  Options written (premiums received
    $76,053,069)                                   26,613,562
-------------------------------------------------------------
  Deferred compensation plan                          290,402
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        232,476,600
-------------------------------------------------------------
  Variation margin                                 10,123,750
-------------------------------------------------------------
Accrued advisory fees                              11,696,287
-------------------------------------------------------------
Accrued administrative services fees                   72,051
-------------------------------------------------------------
Accrued distribution fees                          24,932,256
-------------------------------------------------------------
Accrued transfer agent fees                         2,806,943
-------------------------------------------------------------
Accrued operating expenses                          1,726,847
=============================================================
    Total liabilities                             448,389,527
=============================================================
Net assets applicable to shares
  outstanding                                 $24,977,061,625
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                       $11,223,503,824
_____________________________________________________________
=============================================================
Class B                                       $12,491,365,831
_____________________________________________________________
=============================================================
Class C                                       $ 1,262,191,970
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           897,295,063
_____________________________________________________________
=============================================================
Class B                                         1,045,872,965
_____________________________________________________________
=============================================================
Class C                                           105,625,942
_____________________________________________________________
=============================================================
Class A :
  Net asset value and redemption price per
    share                                     $         12.51
-------------------------------------------------------------
  Offering price per share: (Net asset
    value of $12.51 divided by 94.50%)        $         13.24
_____________________________________________________________
=============================================================
Class B :
  Net asset value and offering price per
    share                                     $         11.94
_____________________________________________________________
=============================================================
Class C :
  Net asset value and offering price per
    share                                     $         11.95
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $1,503,487)                              $   105,653,472
-------------------------------------------------------------
Dividends from affiliated money market
  funds                                           146,120,135
-------------------------------------------------------------
Interest                                              292,589
-------------------------------------------------------------
Security lending                                       88,707
=============================================================
    Total investment income                       252,154,903
=============================================================

EXPENSES:

Advisory fees                                     178,352,446
-------------------------------------------------------------
Administrative services fees                          959,833
-------------------------------------------------------------
Custodian fees                                      1,232,008
-------------------------------------------------------------
Distribution fees -- Class A                       31,857,597
-------------------------------------------------------------
Distribution fees -- Class B                      144,649,550
-------------------------------------------------------------
Distribution fees -- Class C                       12,863,973
-------------------------------------------------------------
Transfer agent fees -- Class A                     15,459,549
-------------------------------------------------------------
Transfer agent fees -- Class B                     21,540,954
-------------------------------------------------------------
Transfer agent fees -- Class C                      1,915,680
-------------------------------------------------------------
Trustee's fees                                         64,711
-------------------------------------------------------------
Other                                               9,067,864
=============================================================
    Total expenses                                417,964,165
=============================================================
Less: Fees waived                                 (11,485,909)
-------------------------------------------------------------
    Expenses paid indirectly                         (500,490)
=============================================================
    Net expenses                                  405,977,766
=============================================================

Net investment income (loss)                     (153,822,863)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCY
  CONTRACTS, FUTURES CONTRACTS AND OPTION
  CONTRACTS

Net realized gain (loss) from:
  Investment securities                         1,534,916,534
-------------------------------------------------------------
  Foreign currency contracts                      273,598,057
-------------------------------------------------------------
  Futures contracts                                (8,346,967)
-------------------------------------------------------------
  Option contracts written                          2,054,630
=============================================================
                                                1,802,222,254
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (6,232,949,524)
-------------------------------------------------------------
  Foreign currency contracts                      (99,122,605)
-------------------------------------------------------------
  Futures contracts                               (10,808,068)
-------------------------------------------------------------
  Option contracts written                         49,439,507
=============================================================
                                               (6,293,440,690)
=============================================================
Net gain (loss) from investment
  securities, foreign currency contracts,
  futures contracts and option contracts       (4,491,218,436)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(4,645,041,299)
_____________________________________________________________
=============================================================

* At December 31, 2000, securities with an aggregate market value of $203,320,677 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2000 and 1999

                                                                   2000               1999
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $  (153,822,863)   $  (115,945,323)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currency contracts, futures contracts and option
    contracts                                                   1,802,222,254      2,580,583,708
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                     (6,293,440,690)     3,559,362,924
================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (4,645,041,299)     6,024,001,309
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (1,074,794,698)      (788,853,278)
------------------------------------------------------------------------------------------------
  Class B                                                      (1,247,299,950)      (918,638,257)
------------------------------------------------------------------------------------------------
  Class C                                                        (126,240,715)       (52,550,069)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,670,331,026      1,781,344,407
------------------------------------------------------------------------------------------------
  Class B                                                       1,786,995,772      2,515,709,918
------------------------------------------------------------------------------------------------
  Class C                                                         774,093,169        562,747,820
================================================================================================
    Net increase (decrease) in net assets                      (2,861,956,695)     9,123,761,850
================================================================================================

NET ASSETS:

  Beginning of year                                            27,839,018,320     18,715,256,470
================================================================================================
  End of year                                                 $24,977,061,625    $27,839,018,320
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $22,036,509,303    $17,884,938,370
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (751,164)          (577,334)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currency contracts, futures
    contracts and option contracts                                 21,847,054        741,760,162
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currency contracts, futures contracts and option
    contracts                                                   2,919,456,432      9,212,897,122
================================================================================================
                                                              $24,977,061,625    $27,839,018,320
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income (loss) was increased by $153,649,033, undistributed net realized gains decreased by $73,799,999, and paid-in capital decreased by $79,849,034 as a result of differences due to utilization of a portion of the proceed from redemptions as distributions for federal income tax purposes and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding foreign currency contracts at December 31, 2000 were as follows:

                              CONTRACT TO                            UNREALIZED
SETTLEMENT             --------------------------                   APPRECIATION
DATE        CURRENCY     DELIVER       RECEIVE         VALUE       (DEPRECIATION)
----------  --------   -----------   ------------   ------------   --------------
02/28/01      CAD      185,750,000   $121,088,657   $123,971,907    $ (2,883,250)
---------------------------------------------------------------------------------
02/28/01      CAD      121,000,000     78,878,748     80,756,935      (1,878,187)
---------------------------------------------------------------------------------
02/28/01      CAD      107,500,000     70,123,940     71,746,864      (1,622,924)
---------------------------------------------------------------------------------
02/28/01      CAD       69,500,000     45,313,183     46,385,182      (1,071,999)
---------------------------------------------------------------------------------
02/28/01      CAD      183,000,000    119,389,354    122,136,522      (2,747,168)
---------------------------------------------------------------------------------
02/28/01      EUR       34,650,000     29,502,050     32,624,049      (3,121,999)
---------------------------------------------------------------------------------
02/28/01      EUR       60,350,000     51,623,390     56,821,396      (5,198,006)
---------------------------------------------------------------------------------
02/28/01      EUR       60,000,000     51,193,200     56,491,860      (5,298,660)
---------------------------------------------------------------------------------
03/02/01      EUR       95,000,000     83,533,500     89,452,285      (5,918,785)
---------------------------------------------------------------------------------
03/02/01      EUR       50,000,000     46,647,500     47,080,150        (432,650)
=================================================================================
                       966,750,000   $697,293,522   $727,467,150    $(30,173,628)
_________________________________________________________________________________
=================================================================================

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability.

   The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. Effective July 1, 2000, AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. AIM had previously agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% of the Fund's average daily net assets in excess of $2 billion. During the year ended December 31, 2000, AIM waived fees of $11,485,909.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $959,833 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $21,601,925 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $31,857,597, $144,649,550 and $12,863,973, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $6,912,097 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $1,003,943 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended December 31, 2000, the Fund paid legal fees of $53,532 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $451,199 and reductions in custodian fees of $49,291 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $500,490.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $203,320,677 were on loan to brokers. The loans were secured by cash collateral of $232,476,600 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2000, the Fund received fees of $88,707 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $20,006,959,576 and $17,680,938,320, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                   $ 4,640,716,021
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                    (1,774,776,483)
=========================================================
Net unrealized appreciation of
  investment securities                   $ 2,865,939,538
_________________________________________________________
=========================================================

Cost of investments for tax purposes is $22,237,550,235.

NOTE 8-FUTURES CONTRACTS

On December 31, 2000, $46,355,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                 UNREALIZED
                        NO. OF       MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT      VALUE       (DEPRECIATION)
--------               ---------   ----------   ------------   --------------
S&P 500 Index            2225       March 01    $742,593,750    $(10,808,068)
_____________________________________________________________________________
=============================================================================

NOTE 9-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2000 are summarized as follows:

                                             CALL OPTION CONTRACTS
                                            ------------------------
                                            NUMBER OF     PREMIUMS
                                            CONTRACTS     RECEIVED
                                            ---------    -----------
Beginning of year                                 --     $        --
--------------------------------------------------------------------
Written                                      108,390      83,894,745
--------------------------------------------------------------------
Exercised                                    (12,000)     (5,787,045)
--------------------------------------------------------------------
Expired                                      (10,000)     (2,054,631)
====================================================================
End of year                                   86,390     $76,053,069
____________________________________________________________________
====================================================================

Open call option contracts written as of December 31, 2000 were as follows:

                                                                                              DECEMBER 31,
                                            CONTRACT    STRIKE    NUMBER OF     PREMIUMS          2000         UNREALIZED
ISSUE                                        MONTH      PRICE     CONTRACTS     RECEIVED      MARKET VALUE    APPRECIATION
-----                                       --------    ------    ---------    -----------    ------------    ------------
Guidant Corp.                                Jan-01     $50.00     25,000      $26,503,863    $12,343,750     $14,160,113
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                Jan-01      65.00     12,390       12,306,451        232,312      12,074,139
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.                          Jan-01      70.00     32,000       26,673,189      8,300,000      18,373,189
--------------------------------------------------------------------------------------------------------------------------
Nokia Corp.                                  Jan-01      42.50     17,000       10,569,566      5,737,500       4,832,066
==========================================================================================================================
                                                                   86,390      $76,053,069    $26,613,562     $49,439,507
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                          2000                               1999
                                                            --------------------------------    ------------------------------
                                                               SHARES            AMOUNT           SHARES           AMOUNT
                                                            -------------    ---------------    -----------    ---------------
Sold:
  Class A                                                     630,010,408    $ 3,156,759,316     65,309,195    $ 2,905,872,208
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     703,853,509      2,552,273,834     67,138,813      2,915,628,481
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      87,455,815        904,931,025     13,738,072        600,569,156
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      83,714,399      1,028,837,590     16,150,747        754,887,097
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      99,085,297      1,163,271,351     19,043,747        860,577,418
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      10,150,935        119,273,711      1,098,977         49,675,082
==============================================================================================================================
Reacquired:
  Class A                                                     (75,280,734)    (2,515,265,880)   (42,137,878)    (1,879,414,898)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (60,835,163)    (1,928,549,413)   (29,076,106)    (1,260,495,981)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (10,212,288)      (250,111,567)    (2,008,443)       (87,496,418)
==============================================================================================================================
                                                            1,467,942,178    $ 4,231,419,967    109,257,124    $ 4,859,802,145
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                            2000(a)(b)        1999(a)       1998(a)       1997(a)      1996(a)(b)
                                                            -----------     -----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     16.28     $     13.40    $    10.81    $     9.72    $     8.94
-----------------------------------------------------       -----------     -----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income (loss)                                    (0.04)          (0.01)         0.03          0.05          0.14
-----------------------------------------------------       -----------     -----------    ----------    ----------    ----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.42)           3.97          3.46          2.26          1.14
=====================================================       ===========     ===========    ==========    ==========    ==========
    Total from investment operations                              (2.46)           3.96          3.49          2.31          1.28
=====================================================       ===========     ===========    ==========    ==========    ==========
Less distributions:
  Dividends from net investment income                               --              --         (0.03)        (0.01)        (0.13)
-----------------------------------------------------       -----------     -----------    ----------    ----------    ----------
  Distributions from net realized gains                           (1.31)          (1.08)        (0.87)        (1.21)        (0.37)
=====================================================       ===========     ===========    ==========    ==========    ==========
    Total distributions                                           (1.31)          (1.08)        (0.90)        (1.22)        (0.50)
=====================================================       ===========     ===========    ==========    ==========    ==========
Net asset value, end of period                              $     12.51     $     16.28    $    13.40    $    10.81    $     9.72
_____________________________________________________       ___________     ___________    __________    __________    __________
=====================================================       ===========     ===========    ==========    ==========    ==========
Total return(c)                                                  (14.95)%         29.95%        32.76%        23.95%        14.52%
_____________________________________________________       ___________     ___________    __________    __________    __________
=====================================================       ===========     ===========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $11,223,504     $12,640,073    $8,823,094    $6,745,253    $5,100,061
_____________________________________________________       ___________     ___________    __________    __________    __________
=====================================================       ===========     ===========    ==========    ==========    ==========
Ratio of expenses to average net assets:
  With fee waivers                                                 1.00%(d)        1.00%         1.00%         1.04%         1.11%
-----------------------------------------------------       -----------     -----------    ----------    ----------    ----------
  Without fee waivers                                              1.04%(d)        1.02%         1.02%         1.06%         1.13%
=====================================================       ===========     ===========    ==========    ==========    ==========
Ratio of net investment income (loss) to average net
  assets                                                          (0.11)%(d)       (0.09)%       0.26%         0.57%         1.65%
_____________________________________________________       ___________     ___________    __________    __________    __________
=====================================================       ===========     ===========    ==========    ==========    ==========
Portfolio turnover rate                                              67%             66%          113%          137%          126%
_____________________________________________________       ___________     ___________    __________    __________    __________
=====================================================       ===========     ===========    ==========    ==========    ==========

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $12,743,038,992.

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                            2000(a)(b)      1999(a)(b)      1998(a)       1997(a)      1996(a)(b)
                                                            -----------     -----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     15.73     $     13.08    $    10.63    $     9.64    $     8.88
------------------------------------------------------      -----------     -----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income (loss)                                    (0.31)          (0.13)        (0.06)        (0.02)         0.07
------------------------------------------------------      -----------     -----------    ----------    ----------    ----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.17)           3.86          3.38          2.22          1.13
======================================================      ===========     ===========    ==========    ==========    ==========
    Total from investment operations                              (2.48)           3.73          3.32          2.20          1.20
======================================================      ===========     ===========    ==========    ==========    ==========
Less distributions:
  Dividends from net investment income                               --              --            --            --         (0.07)
------------------------------------------------------      -----------     -----------    ----------    ----------    ----------
  Distributions from net realized gains                           (1.31)          (1.08)        (0.87)        (1.21)        (0.37)
======================================================      ===========     ===========    ==========    ==========    ==========
    Total distributions                                           (1.31)          (1.08)        (0.87)        (1.21)        (0.44)
======================================================      ===========     ===========    ==========    ==========    ==========
Net asset value, end of period                              $     11.94     $     15.73    $    13.08    $    10.63    $     9.64
______________________________________________________      ___________     ___________    __________    __________    __________
======================================================      ===========     ===========    ==========    ==========    ==========
Total return(c)                                                  (15.65)%         28.94%        31.70%        22.96%        13.57%
______________________________________________________      ___________     ___________    __________    __________    __________
======================================================      ===========     ===========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $12,491,366     $14,338,087    $9,680,068    $6,831,796    $4,875,933
______________________________________________________      ___________     ___________    __________    __________    __________
======================================================      ===========     ===========    ==========    ==========    ==========
Ratio of expenses to average net assets:
  With fee waivers                                                 1.77%(d)        1.79%         1.80%         1.85%         1.94%
------------------------------------------------------      -----------     -----------    ----------    ----------    ----------
  Without fee waivers                                              1.81%(d)        1.81%         1.82%         1.87%         1.96%
======================================================      ===========     ===========    ==========    ==========    ==========
Ratio of net investment income (loss) to average net
  assets                                                          (0.89)%(d)       (0.88)%      (0.54)%       (0.24)%        0.82%
______________________________________________________      ___________     ___________    __________    __________    __________
======================================================      ===========     ===========    ==========    ==========    ==========
Portfolio turnover rate                                              67%             66%          113%          137%          126%
______________________________________________________      ___________     ___________    __________    __________    __________
======================================================      ===========     ===========    ==========    ==========    ==========

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $14,464,954,977.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                         AUGUST 4, 1997
                                                                                                        (DATE OPERATIONS
                                                                     YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                              --------------------------------------      DECEMBER 31,
                                                              2000(a)(b)    1999(a)(b)    1998(a)(b)        1997(a)
                                                              ----------    ----------    ----------    ----------------
Net asset value, beginning of period                          $    15.74     $  13.09      $  10.63         $ 11.86
-----------------------------------------------------         ----------     --------      --------         -------
Income from investment operations:
  Net investment income (loss)                                     (0.31)       (0.13)        (0.06)             --
-----------------------------------------------------         ----------     --------      --------         -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.17)        3.86          3.39           (0.02)
=====================================================         ==========     ========      ========         =======
    Total from investment operations                               (2.48)        3.73          3.33           (0.02)
=====================================================         ==========     ========      ========         =======
Less distributions:
  Distributions from net realized gains                            (1.31)       (1.08)        (0.87)          (1.21)
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======
    Total distributions                                            (1.31)       (1.08)        (0.87)          (1.21)
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======
Net asset value, end of period                                $    11.95     $  15.74      $  13.09         $ 10.63
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======
Total return(c)                                                   (15.62)%      28.92%        31.72%          (0.08)%
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,262,192     $860,859      $212,095         $32,900
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======
Ratio of expenses to average net assets:
  With fee waivers                                                  1.77%(d)     1.79%         1.80%           1.84%(e)
-----------------------------------------------------         ----------     --------      --------         -------
  Without fee waivers                                               1.81%(d)     1.81%         1.82%           1.86%(e)
=====================================================         ==========     ========      ========         =======
Ratio of net investment loss to average net assets                 (0.88)%(d)   (0.88)%       (0.54)%         (0.23)%(e)
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======
Portfolio turnover rate                                               67%          66%          113%            137%
_____________________________________________________         __________     ________      ________         _______
=====================================================         ==========     ========      ========         =======

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $1,286,397,337.
(e)  Annualized.

NOTE 12-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                    REPORT OF INDEPENDENT ACCOUNTANTS

                    To the Shareholders of AIM Value II Fund and Board of Trustees of AIM Funds Group:

                    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Value II Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                    /s/ PRICEWATERHOUSECOOPERS LLP

                    Boston, Massachusetts
                    February 19, 2001

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

                                                          MARKET
                                            SHARES        VALUE
DOMESTIC COMMON STOCKS-72.64%

BANKS (MAJOR REGIONAL)-2.24%

Bank of New York Co., Inc. (The)               60,400  $  3,333,325
===================================================================

BIOTECHNOLOGY-0.07%

Ciphergen Biosystems, Inc.(a)                   8,350       110,637
===================================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-6.57%

Charter Communications, Inc.-Class A(a)       210,300     4,771,181
-------------------------------------------------------------------
Comcast Corp.-Class A(a)                       43,300     1,807,775
-------------------------------------------------------------------
General Motors Corp.-Class H(a)                34,500       793,500
-------------------------------------------------------------------
Univision Communications Inc.-Class A(a)       58,500     2,394,844
===================================================================
                                                          9,767,300
===================================================================

COMMUNICATIONS EQUIPMENT-2.97%

ADC Telecommunications, Inc.(a)                27,300       494,812
-------------------------------------------------------------------
Comverse Technology, Inc.(a)                   20,400     2,215,950
-------------------------------------------------------------------
Proxim, Inc.(a)                                15,400       662,200
-------------------------------------------------------------------
Scientific-Atlanta, Inc.                       32,300     1,051,769
===================================================================
                                                          4,424,731
===================================================================

COMPUTERS (HARDWARE)-1.34%

Compaq Computer Corp.                          86,000     1,294,300
-------------------------------------------------------------------
Sun Microsystems, Inc.(a)                      24,800       691,300
===================================================================
                                                          1,985,600
===================================================================

COMPUTERS (NETWORKING)-1.21%

Cisco Systems, Inc.(a)                         47,200     1,805,400
===================================================================

COMPUTERS (PERIPHERALS)-1.27%

EMC Corp.(a)                                   28,500     1,895,250
===================================================================

COMPUTERS (SOFTWARE & SERVICES)-4.95%

BEA Systems, Inc.(a)                           28,700     1,931,869
-------------------------------------------------------------------
Oracle Corp.(a)                                45,900     1,333,969
-------------------------------------------------------------------
PeopleSoft, Inc.(a)                            80,700     3,001,031
-------------------------------------------------------------------
VERITAS Software Corp.(a)                      12,600     1,102,500
===================================================================
                                                          7,369,369
===================================================================

CONSUMER FINANCE-2.69%

Capital One Financial Corp.                    36,700     2,415,319
-------------------------------------------------------------------
Providian Financial Corp.                      27,700     1,592,750
===================================================================
                                                          4,008,069
===================================================================

ELECTRICAL EQUIPMENT-0.36%

EchoStar Communications Corp.(a)               23,500       534,625
===================================================================

ELECTRONICS (SEMICONDUCTORS)-1.28%

Analog Devices, Inc.(a)                         9,500       486,281
-------------------------------------------------------------------
Microchip Technology Inc.(a)                   47,000     1,031,062
-------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                  6,900       381,656
===================================================================
                                                          1,898,999
===================================================================

EQUIPMENT (SEMICONDUCTOR)-0.42%

Teradyne, Inc.(a)                              16,800       625,800
===================================================================

FINANCIAL (DIVERSIFIED)-5.24%

American Express Co.                           20,200     1,109,737
-------------------------------------------------------------------

FINANCIAL (DIVERSIFIED)

Citigroup Inc.                                 67,400  $  3,441,612
-------------------------------------------------------------------
J.P. Morgan & Co., Inc.                         4,700       777,850
-------------------------------------------------------------------
SEI Investments Co.                             7,800       873,600
-------------------------------------------------------------------
State Street Corp.                             12,800     1,589,888
===================================================================
                                                          7,792,687
===================================================================

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-3.96%

Allergan, Inc.                                 20,300     1,965,294
-------------------------------------------------------------------
Pfizer Inc.                                    85,400     3,928,400
===================================================================
                                                          5,893,694
===================================================================

HEALTH CARE (MANAGED CARE)-2.70%

CIGNA Corp.                                    17,300     2,288,790
-------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)              15,000     1,728,750
===================================================================
                                                          4,017,540
===================================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.56%

Baxter International, Inc.                     26,300     2,322,619
===================================================================

HEALTH CARE (SPECIALIZED SERVICES)-1.76%

Quest Diagnostics Inc.(a)                      18,400     2,612,800
===================================================================

INVESTMENT BANKING/BROKERAGE-5.21%

Lehman Brothers Holdings Inc.                  62,100     4,199,512
-------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.               26,000     2,060,500
-------------------------------------------------------------------
TD Waterhouse Group, Inc.(a)                  112,900     1,495,925
===================================================================
                                                          7,755,937
===================================================================

INVESTMENT MANAGEMENT-0.19%

Stilwell Financial, Inc.                        7,200       283,950
===================================================================

NATURAL GAS-3.19%

Dynegy Inc.-Class A                            46,400     2,601,300
-------------------------------------------------------------------
Enron Corp.                                    25,700     2,136,313
===================================================================
                                                          4,737,613
===================================================================

OIL & GAS (DRILLING & EQUIPMENT)-4.26%

ENSCO International Inc.                       55,900     1,904,094
-------------------------------------------------------------------
Transocean Sedco Forex Inc.                    47,400     2,180,400
-------------------------------------------------------------------
Weatherford International, Inc.(a)             47,500     2,244,375
===================================================================
                                                          6,328,869
===================================================================

POWER PRODUCERS (INDEPENDENT)-1.50%

AES Corp. (The)(a)                             40,300     2,231,613
===================================================================

RETAIL (COMPUTERS & ELECTRONICS)-1.14%

Best Buy Co., Inc.(a)                          15,200       449,350
-------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                  12,000       334,500
-------------------------------------------------------------------
RadioShack Corp.                               21,300       911,906
===================================================================
                                                          1,695,756
===================================================================

RETAIL (DISCOUNTERS)-0.79%

Dollar Tree Stores, Inc.(a)                    47,900     1,173,550
===================================================================

RETAIL (DRUG STORES)-1.12%

Walgreen Co.                                   40,000     1,672,500
===================================================================

                                                          MARKET
                                            SHARES        VALUE

RETAIL (GENERAL MERCHANDISE)-0.73%

Target Corp.                                   33,500  $  1,080,375
===================================================================

SERVICES (ADVERTISING/MARKETING)-3.11%

Interpublic Group of Companies, Inc.
  (The)                                        32,600     1,387,538
-------------------------------------------------------------------
Omnicom Group Inc.                             39,100     3,240,413
===================================================================
                                                          4,627,951
===================================================================

SERVICES (DATA PROCESSING)-6.04%

Automatic Data Processing, Inc.                29,900     1,893,044
-------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                     13,700       714,113
-------------------------------------------------------------------
Concord EFS, Inc.(a)                           80,100     3,519,394
-------------------------------------------------------------------
First Data Corp.                               54,100     2,850,394
===================================================================
                                                          8,976,945
===================================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-4.45%

Nextel Communications, Inc.-Class A(a)         78,200     1,935,450
-------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)              173,700     2,920,331
-------------------------------------------------------------------
Openwave Systems Inc.(a)                       36,800     1,764,100
===================================================================
                                                          6,619,881
===================================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.32%

Corvis Corp.(a)                                20,100       478,631
===================================================================
    Total Domestic Common Stocks
      (Cost $111,898,817)                               108,062,016
===================================================================

FOREIGN STOCKS & OTHER
  EQUITY INTERESTS-13.58%

BERMUDA-2.57%

Tyco International Ltd. (Manufacturing-
  Diversified)                                 68,800     3,818,400
===================================================================

CANADA-2.75%

Celestica Inc.
  (Electronics-Semiconductors)(a)              50,500     2,739,625
-------------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)                                   42,200     1,353,037
===================================================================
                                                          4,092,662
===================================================================

FINLAND-0.98%

Nokia Oyj-ADR (Communications Equipment)       33,400     1,452,900
===================================================================

IRELAND-1.79%

Elan Corp. PLC -ADR (Health Care-Drugs-
  Generic & Other)(a)                          57,000     2,668,313
===================================================================

NETHERLANDS-0.80%

ASM Lithography Holding N.V.-New York
  Shares (Electronics-Semiconductor)(a)        52,800     1,191,300
===================================================================

SINGAPORE-0.93%

Flextronics International Ltd.
  (Manufacturing-Specialized)(a)               48,700     1,387,950
===================================================================

UNITED KINGDOM-3.76%

Amdocs Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                                 56,300     3,729,875
-------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
  (Health Care-Drugs-Generic & Other)(a)       40,500     1,865,531
===================================================================
                                                          5,595,406
===================================================================
    Total Foreign Stocks & Other Equity
      Interests
      (Cost $22,316,483)                                 20,206,931
===================================================================

                                           PRINCIPAL
                                            AMOUNT

U.S. TREASURY SECURITIES-0.67%

U.S. TREASURY BILLS-0.67%

6.16%, 03/01/01(b)(c)                     $   500,000       495,630
-------------------------------------------------------------------
5.77%, 03/22/01(b)(c)                         500,000       493,950
===================================================================
    Total U.S. Treasury Securities
      (Cost $989,081)                                       989,580
===================================================================

MONEY MARKET FUNDS-15.13%

STIC Liquid Assets Portfolio(d)            11,249,242    11,249,242
-------------------------------------------------------------------
STIC Prime Portfolio(d)                    11,249,242    11,249,242
===================================================================
    Total Money Market Funds
      (Cost $22,498,484)                                 22,498,484
===================================================================
TOTAL INVESTMENTS-102.02%
  (Cost $157,702,865)                                   151,757,011
===================================================================
LIABILITIES LESS OTHER ASSETS-(2.02%)                    (2,998,411)
===================================================================
NET ASSETS-100.00%                                     $148,758,600
___________________________________________________________________
===================================================================

Investment Abbreviations:

ADR  -  American Depositary Receipt

Notes to Schedule of Investments:
(a)  Non-income producing security.
(b) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(c) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost $157,702,865)   $151,757,011
---------------------------------------------------------------
Receivables for:
  Fund shares sold                                    4,409,406
---------------------------------------------------------------
  Dividends                                             167,225
---------------------------------------------------------------
Investment for deferred compensation plan                 2,550
---------------------------------------------------------------
Other assets                                            118,213
===============================================================
    Total assets                                   $156,454,405
===============================================================

LIABILITIES:

Payables for:
  Investments purchased                               6,858,794
---------------------------------------------------------------
  Fund shares reacquired                                470,300
---------------------------------------------------------------
  Deferred compensation plan                              2,550
---------------------------------------------------------------
  Variation margin                                       54,600
---------------------------------------------------------------
Accrued advisory fees                                    37,793
---------------------------------------------------------------
Accrued administrative services fees                      4,235
---------------------------------------------------------------
Accrued distribution fees                               110,154
---------------------------------------------------------------
Accrued transfer agent fees                              29,636
---------------------------------------------------------------
Accrued operating expenses                              127,743
---------------------------------------------------------------
    Total liabilities                                 7,695,805
---------------------------------------------------------------
Net assets applicable to shares outstanding        $148,758,600
---------------------------------------------------------------

NET ASSETS:

  Class A                                           $55,409,420
---------------------------------------------------------------
  Class B                                           $62,791,852
---------------------------------------------------------------
  Class C                                           $30,557,328
---------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

  Class A                                             6,416,683
---------------------------------------------------------------
  Class B                                             7,288,940
---------------------------------------------------------------
  Class C                                             3,546,815
---------------------------------------------------------------
CLASS A:
  Net asset value and redemption price per share    $      8.64
---------------------------------------------------------------
  Offering price per share:
  (Net asset value of $8.64  DIVIDED BY 94.50%)     $      9.14
---------------------------------------------------------------
CLASS B:
  Net asset value and offering price per share      $      8.61
---------------------------------------------------------------
CLASS C:
  Net asset value and offering price per share      $      8.62
---------------------------------------------------------------

STATEMENT OF OPERATIONS
For the period August 31, 2000 (date operations commenced) to December 31, 2000


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $56)   $   77,177
--------------------------------------------------------------
Dividends from affiliated money market funds           233,987
--------------------------------------------------------------
Interest                                                55,755
==============================================================
    Total investment income                            366,919
==============================================================

EXPENSES:

Advisory fees                                          184,046
--------------------------------------------------------------
Administrative services fees                            16,667
--------------------------------------------------------------
Custodian fees                                          22,535
--------------------------------------------------------------
Distribution fees -- Class A                            35,220
--------------------------------------------------------------
Distribution fees -- Class B                           100,325
--------------------------------------------------------------
Distribution fees -- Class C                            44,441
--------------------------------------------------------------
Transfer agent fees -- Class A                          22,514
--------------------------------------------------------------
Transfer agent fees -- Class B                          27,475
--------------------------------------------------------------
Transfer agent fees -- Class C                          12,170
--------------------------------------------------------------
Trustee's fees                                           3,133
--------------------------------------------------------------
Registration and filing fees                            79,052
--------------------------------------------------------------
Other                                                   45,752
==============================================================
    Total expenses                                     593,330
==============================================================
Less: Fees waived                                     (146,253)
==============================================================
    Expenses paid indirectly                            (2,680)
--------------------------------------------------------------
    Net expenses                                       444,397
==============================================================
Net investment income (loss)                           (77,478)
==============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS

Net realized gain (loss) from:
  Investment securities                             (2,505,556)
--------------------------------------------------------------
  Futures contracts                                     68,916
==============================================================
                                                    (2,436,640)
==============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (5,945,854)
--------------------------------------------------------------
  Futures contracts                                   (152,109)
==============================================================
                                                    (6,097,963)
==============================================================
Net gain (loss) from investment securities
  and futures contracts                             (8,534,603)
______________________________________________________________
==============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(8,612,081)
______________________________________________________________
==============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period August 31, 2000 (date operations commenced) to December 31, 2000

                                                        2000
                                                    ------------

OPERATIONS:

  Net investment income (loss)                      $    (77,478)
----------------------------------------------------------------
  Net realized gain (loss) from investment
    securities and futures contracts                  (2,436,640)
----------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities and
    futures contracts                                 (6,097,963)
================================================================
    Net increase (decrease) in net assets
     resulting from operations                        (8,612,081)
================================================================
Distributions to shareholders from net realized
  gains:
  Class A                                                (62,905)
----------------------------------------------------------------
  Class B                                                (71,403)
----------------------------------------------------------------
  Class C                                                (35,183)
----------------------------------------------------------------
Share transactions-net:
  Class A                                             59,053,644
----------------------------------------------------------------
  Class B                                             66,427,674
----------------------------------------------------------------
  Class C                                             32,058,854
----------------------------------------------------------------
    Net increase in net assets                       148,758,600
================================================================

NET ASSETS:

  Beginning of period                                         --
================================================================
  End of period                                     $148,758,600
________________________________________________________________
================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $157,528,805
----------------------------------------------------------------
  Undistributed net investment income (loss)             (26,778)
----------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities and futures contracts       (2,645,464)
----------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities and futures contracts       (6,097,963)
----------------------------------------------------------------
                                                    $148,758,600
________________________________________________________________
================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value II Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations on August 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
    On December 31, 2000, undistributed net investment income (loss) was increased by $50,700, undistributed net realized gains decreased by $39,333 and paid-in capital decreased by $11,367 as a result of differing book/tax treatment of initial stock issuance costs and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Funds average daily net assets. During the period August 31, 2000 (date operation commenced) through December 31, 2000, AIM waived fees of $146,253.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000, AIM was paid $16,667 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 31, 2000 (date operations commenced) through December 31, 2000, AFS was paid $21,404 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively "the Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Class A,
Class B and Class C shares paid AIM Distributors $35,220, $100,325 and $44,441, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $130,652 from sales of the Class A shares of the Fund during the period August 31, 2000 (date operations commenced) through December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the same period, AIM Distributors received $1,234 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
    During the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund paid legal fees of $980 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $585 and reductions in custodian fees of $2,095 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,680.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period August 31, 2000 through December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 31, 2000 through December 31, 2000 was $144,516,301 and $7,795,446, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $  7,191,278
----------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                         (14,775,693)
================================================================
Net unrealized appreciation (depreciation) of
  investment securities                             $ (7,584,415)
________________________________________________________________
================================================================

Cost of investments for tax purposes is $159,341,426.

NOTE 7-FUTURES CONTRACTS

On December 31, 2000, $255,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                         UNREALIZED
               NO. OF        MONTH/         MARKET      APPRECIATION
CONTRACT      CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
--------      ---------  --------------  ------------  --------------
S&P 500            12     Mar. 01/Buy     $4,005,000     $(152,109)
__________________________________________________________________
==================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period August 31, 2000 (date operations commenced) through December 31, 2000 were as follows:

                                                    2000
                                          -------------------------
                                            SHARES        AMOUNT
                                          -----------  ------------
Sold:
  Class A                                   6,803,909  $ 62,419,096
-------------------------------------------------------------------
  Class B                                   7,466,598    67,975,309
-------------------------------------------------------------------
  Class C                                   3,674,621    33,162,044
-------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                       7,039        59,975
-------------------------------------------------------------------
  Class B                                       8,075        68,635
-------------------------------------------------------------------
  Class C                                       3,982        33,851
-------------------------------------------------------------------
Reacquired:
  Class A                                    (394,265)   (3,425,427)
-------------------------------------------------------------------
  Class B                                    (185,733)   (1,616,270)
-------------------------------------------------------------------
  Class C                                    (131,788)   (1,137,041)
-------------------------------------------------------------------
                                           17,252,438  $157,540,172
___________________________________________________________________
===================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           CLASS A
                                                   -----------------------
                                                    AUGUST 31, 2000 (DATE
                                                    OPERATIONS COMMENCED)
                                                       TO DECEMBER 31,
                                                           2000(a)
                                                   -----------------------
Net asset value, beginning of period                       $ 10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net gains (losses) on securities (both realized
    and unrealized)                                          (1.35)
=========================================================================
    Total from investment operations                         (1.35)
=========================================================================
Less distributions from net realized gains                   (0.01)
=========================================================================
Net asset value, end of period                             $  8.64
_________________________________________________________________________
=========================================================================
Total return(b)                                             (13.49)%
_________________________________________________________________________
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $55,409
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.40%(c)
-------------------------------------------------------------------------
  Without fee waivers                                         2.00%(c)
_________________________________________________________________________
=========================================================================
Ratio of net investment income (loss) to average
  net assets                                                  0.10%(c)
_________________________________________________________________________
=========================================================================
Portfolio turnover rate                                         13%
_________________________________________________________________________
=========================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $29,943,124.

                                                           CLASS B
                                                   -----------------------
                                                    AUGUST 31, 2000 (DATE
                                                    OPERATIONS COMMENCED)
                                                       TO DECEMBER 31,
                                                            2000(a)
                                                   -----------------------
Net asset value, beginning of period                       $ 10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.02)
-------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          (1.36)
=========================================================================
    Total from investment operations                         (1.38)
=========================================================================
Less distributions from net realized gains                   (0.01)
=========================================================================
Net asset value, end of period                             $  8.61
_________________________________________________________________________
=========================================================================
Total return(b)                                             (13.79)%
_________________________________________________________________________
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $62,792
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            2.10%(c)
-------------------------------------------------------------------------
  Without fee waivers                                         2.70%(c)
=========================================================================
Ratio of net investment income (loss) to average
  net assets                                                 (0.60)%(c)
_________________________________________________________________________
=========================================================================
Portfolio turnover rate                                         13%
_________________________________________________________________________
=========================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $29,852,870.

                                                         CLASS C
                                                  -----------------------
                                                   AUGUST 31, 2000 (DATE
                                                   OPERATIONS COMMENCED)
                                                      TO DECEMBER 31,
                                                           2000(a)
                                                  -----------------------
Net asset value, beginning of period                       $ 10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.02)
-------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          (1.35)
=========================================================================
    Total from investment operations                         (1.37)
=========================================================================
Less distributions from net realized gains                   (0.01)
=========================================================================
Net asset value, end of period                             $  8.62
_________________________________________________________________________
=========================================================================
Total return(b)                                             (13.69)%
_________________________________________________________________________
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $30,557
_________________________________________________________________________
=========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            2.10%(c)
-------------------------------------------------------------------------
  Without fee waivers                                         2.70%(c)
_________________________________________________________________________
=========================================================================
Ratio of net investment income (loss) to average
  net assets                                                 (0.60)%(c)
_________________________________________________________________________
=========================================================================
Portfolio turnover rate                                         13%
_________________________________________________________________________
=========================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,223,776.

NOTE 10-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
    Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Worldwide Spectrum Fund and Board of Trustees of AIM Funds Group:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Worldwide Spectrum Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                              PRINCIPAL      MARKET
                                                                AMOUNT       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-90.09%

FEDERAL HOME LOAN BANK-90.09%

Disc. Notes, 5.62%, 01/02/01(a) (Amortized Cost $999,844)     $1,000,000   $  999,844
=====================================================================================
TOTAL INVESTMENTS-90.09% (Amortized Cost $999,844)(b)                         999,844
=====================================================================================
OTHER ASSETS LESS LIABILITIES-9.91%                                           109,942
=====================================================================================
NET ASSETS-100.00%                                                         $1,109,786
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

Disc. - Discounted

Notes to Schedule of Investments:

(a) Traded on a discount basis.

(b) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (amortized cost
  $999,844)                                       $  999,844
------------------------------------------------------------
Receivables for fund shares sold                     109,435
------------------------------------------------------------
Due from advisor                                       6,088
------------------------------------------------------------
Other assets                                             723
============================================================
    Total assets                                   1,116,090
============================================================

LIABILITIES:

Accrued administrative services fees                     410
------------------------------------------------------------
Accrued distribution fees                                 29
------------------------------------------------------------
Accrued transfer agent fees                               46
------------------------------------------------------------
Accrued operating expenses                             5,819
============================================================
    Total liabilities                                  6,304
============================================================
Net assets applicable to shares outstanding       $1,109,786
____________________________________________________________
============================================================

NET ASSETS:

Class A                                           $1,109,766
____________________________________________________________
============================================================
Class B                                           $       10
____________________________________________________________
============================================================
Class C                                           $       10
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              110,945
____________________________________________________________
============================================================
Class B                                                    1
____________________________________________________________
============================================================
Class C                                                    1
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per share  $    10.00
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.00 divided by
      94.50%)                                     $    10.58
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share    $    10.00
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share    $    10.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the period December 29, 2000 (date operations commenced) through December 31, 2000

INVESTMENT INCOME:

Interest                                            $   468
===========================================================
    Total investment income                             468
===========================================================

EXPENSES:

Advisory fees                                            69
-----------------------------------------------------------
Administrative services fees                            410
-----------------------------------------------------------
Custodian fees                                          500
-----------------------------------------------------------
Distribution fees -- Class A                             29
-----------------------------------------------------------
Transfer agent fees -- Class A                           46
-----------------------------------------------------------
Printing                                              3,000
-----------------------------------------------------------
Professional Fees                                     2,000
-----------------------------------------------------------
Other                                                   250
===========================================================
    Total expenses                                    6,304
===========================================================
Less: Fees waived and expenses reimbursed            (6,157)
-----------------------------------------------------------
    Net expenses                                        147
===========================================================
Net investment income                                   321
===========================================================
Net increase in net assets resulting from
  operations                                        $   321
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period December 29, 2000 (date operations commenced) through December 31, 2000

                                                                 2000
                                                              ----------
OPERATIONS:

  Net investment income                                       $      321
========================================================================
    Net increase in net assets resulting from operations             321
========================================================================
Share transactions-net:
  Class A                                                      1,109,445
------------------------------------------------------------------------
  Class B                                                             10
------------------------------------------------------------------------
  Class C                                                             10
========================================================================
    Net increase in net assets                                 1,109,786
========================================================================

NET ASSETS:

  Beginning of period                                                 --
========================================================================
  End of period                                               $1,109,786
________________________________________________________________________
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,106,465
------------------------------------------------------------------------
  Undistributed net investment income                              3,321
========================================================================
                                                              $1,109,786
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Worldwide Spectrum Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The Fund commenced operations on December 29, 2000, however, Class B shares and Class C shares have not commenced sales. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $3,000 and paid-in capital decreased by $3,000 as a result of non-deductible stock issuance costs for federal income tax purposes. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. For the period December 29, 2000 (date operations commenced) through December 31, 2000, AIM waived fees of $69 and reimbursed expenses of $6,088.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 29, 2000 (date operations commenced) through December 31, 2000, AIM was paid $410 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the period December 29, 2000 (date operations commenced) through December 31, 2000, AFS was paid $0 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period December 29, 2000 (date operations commenced) through December 31, 2000, the Class A shares paid AIM Distributors $29 as compensation under the Plans.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period December 29, 2000 through December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the period December 29, 2000 (date operations commenced) and December 31, 2000 were as follows:

                                         SHARES      AMOUNT
                                         -------   ----------
Sold:
  Class A                                110,945   $1,109,445
-------------------------------------------------------------
  Class B                                      1           10
-------------------------------------------------------------
  Class C                                      1           10
=============================================================
                                         110,947   $1,109,465
_____________________________________________________________
=============================================================

NOTE 6-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                             CLASS A
                                     -----------------------
                                     DECEMBER 29, 2000 (DATE
                                      OPERATIONS COMMENCED)
                                         TO DECEMBER 31,
                                              2000
                                     -----------------------
Net asset value, beginning of period              $10.00
============================================================
Net asset value, end of period                    $10.00
============================================================
Total return(a)                                        0%
____________________________________________________________
============================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                        $1,110
____________________________________________________________
============================================================
Ratio of expenses to average net
  assets:
  With fee waivers and expense reimbursements       1.80%(b)
------------------------------------------------------------
  Without fee waivers and expense reimbursements   76.90%(b)
____________________________________________________________
============================================================
Ratio of net investment income to
  average net assets                                3.91%(b)
____________________________________________________________
============================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $1,000,166.

NOTE 7-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
    Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinions that might be rendered on the Fund's financial statements.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
BONDS & NOTES-31.29%

AIRLINES-0.27%

Delta Air Lines, Inc.,
  Unsec. Notes, 7.90%, 12/15/09                $  9,150,000   $    8,740,171
----------------------------------------------------------------------------
  Deb., 10.38%, 12/15/22                          2,300,000        2,477,192
============================================================================
                                                                  11,217,363
============================================================================

AUTOMOBILE MANUFACTURERS-0.17%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 6,000,000        6,920,880
============================================================================

BANKS-3.34%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                        7,300,000        8,409,089
----------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 8,890,000        9,361,881
----------------------------------------------------------------------------
BankBoston N.A., Unsec. Sub. Notes, 7.00%,
  09/15/07                                        8,150,000        8,550,572
----------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05      9,145,000        9,220,721
----------------------------------------------------------------------------
Crestar Financial Corp., Sub. Notes, 8.75%,
  11/15/04                                        3,750,000        4,104,450
----------------------------------------------------------------------------
Deutsche Bank Luxembourg (Luxembourg), Yankee
  Bonds, 6.83%, 12/28/07 (Acquired 07/11/00;
  Cost $7,331,600)(a)                             8,000,000        7,780,480
----------------------------------------------------------------------------
First Union Corp., Putable Unsec. Sub. Deb.,
  6.55%, 10/15/35                                 9,680,000        9,840,010
----------------------------------------------------------------------------
  7.50%, 04/15/35                                 3,300,000        3,448,236
----------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                        4,950,000        5,082,610
----------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec.
  Putable Sub. Yankee Notes, 7.65%, 05/01/25      2,105,000        2,210,082
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Unsec. Sub.
  Deb., 8.25%, 11/01/24                          16,150,000       17,628,048
----------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                                 6,300,000        6,569,766
----------------------------------------------------------------------------
Southtrust Bank, N.A., Sub. Notes, 6.13%,
  01/09/28                                        8,600,000        8,176,966
----------------------------------------------------------------------------
Sovereign Bancorp, Inc., Medium Term Sub.
  Notes, 8.00%, 03/15/03                          5,330,000        5,347,056
----------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                          5,500,000        5,589,375
----------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        6,065,000        6,404,034
----------------------------------------------------------------------------
U.S. Bancorp, Unsec. Putable Sub. Deb.,
  7.50%, 06/01/26                                10,000,000       10,477,400
----------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                 6,000,000        5,752,440
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
BANKS-(CONTINUED)

Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                       $  5,000,000   $    5,418,150
============================================================================
                                                                 139,371,366
============================================================================

BROADCASTING & CABLE TV-3.69%

AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                          8,550,000        8,336,421
----------------------------------------------------------------------------
  Deb., 8.25%, 02/01/30                           7,750,000        7,029,482
----------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Sr. Unsec. Gtd. Unsub. Euro
  Bonds, 7.75%, 07/09/09(c)               GBP     2,100,000        2,683,758
----------------------------------------------------------------------------
  Yankee Notes, 8.20%, 07/15/09                   7,715,000        7,708,211
----------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                                14,000,000       15,872,080
----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 02/16/00-03/06/01; Cost
  $11,028,901)(a)                                10,850,000       11,446,641
----------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Notes, 7.25%, 07/15/08                          4,165,000        3,966,663
----------------------------------------------------------------------------
  Notes, 7.63%, 04/01/11(b)                       3,790,000        3,627,106
----------------------------------------------------------------------------
  Notes, 7.88%, 12/15/07                         12,730,000       12,694,992
----------------------------------------------------------------------------
  Deb., 7.88%, 02/15/18                           7,100,000        6,530,083
----------------------------------------------------------------------------
  Series B, Notes, 8.13%, 07/15/09                8,300,000        8,256,757
----------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                          2,550,000        2,666,076
----------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Deb., 6.53%,
  02/01/28                                        4,350,000        4,252,864
----------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                 2,100,000        2,360,001
----------------------------------------------------------------------------
Tele-Communications, Inc., Sr. Deb., 9.80%,
  02/01/12                                       16,650,000       19,912,734
----------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24           9,440,000        9,350,603
----------------------------------------------------------------------------
  Unsec. Deb., 8.05%, 01/15/16                    6,965,000        7,382,761
----------------------------------------------------------------------------
  Notes, 8.18%, 08/15/07                          6,150,000        6,648,703
----------------------------------------------------------------------------
  Unsec. Deb., 9.13%, 01/15/13                    5,100,000        5,891,724
----------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                    6,000,000        6,934,860
============================================================================
                                                                 153,552,520
============================================================================

CASINOS & GAMING-0.08%

MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
  8.50%, 09/15/10                                 3,000,000        3,122,820
============================================================================

COMPUTER HARDWARE-0.11%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $19,222,750)(a)(d)(e)                          25,012,000        4,502,160
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

CONSUMER FINANCE-1.70%

Capital One Financial Corp., Unsec. Notes,
  7.25%, 05/01/06                              $ 10,020,000   $    9,833,027
----------------------------------------------------------------------------
CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                  2,000,000        2,036,560
----------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/25           5,865,000        6,305,110
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Unsec. Notes, 6.88%, 02/01/06                   5,100,000        5,171,706
----------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 10/28/09                  13,230,000       13,444,458
----------------------------------------------------------------------------
  Notes, 7.88%, 06/15/10                         11,925,000       12,534,606
----------------------------------------------------------------------------
General Motors Acceptance Corp., Putable
  Notes, 9.00%, 10/15/02                          4,175,000        4,369,179
----------------------------------------------------------------------------
Household Finance Corp.,
  Sr. Unsec. Notes, 6.88%, 03/01/07               5,450,000        5,571,807
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.20%, 07/15/06               4,930,000        5,143,420
----------------------------------------------------------------------------
  Unsec. Notes, 8.00%, 07/15/10                   5,850,000        6,259,149
============================================================================
                                                                  70,669,022
============================================================================

DERIVATIVES-0.10%

BellSouth Capital Funding, Putable Deb.,
  6.04%, 11/15/26                                 4,000,000        4,018,360
============================================================================

DISTILLERS & VINTNERS-0.10%

Grand Metropolitan Investment Corp., Gtd.
  Putable Bonds, 7.45%, 04/15/35                  4,000,000        4,217,920
============================================================================

DISTRIBUTORS-0.12%

Ferrellgas Partners L.P.,-Series B, Sr. Sec.
  Gtd. Notes, 9.38%, 06/15/06                     4,950,000        4,999,500
============================================================================

DIVERSIFIED CHEMICALS-0.17%

Union Carbide Corp., Notes 6.70%, 04/01/09        7,000,000        7,028,280
============================================================================

DIVERSIFIED FINANCIAL SERVICES-3.78%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired
  05/02/01-05/24/01; Cost $19,799,956)(a)        19,900,000       19,628,962
----------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                                14,935,000       14,881,383
----------------------------------------------------------------------------
Bear Stearns Cos., Inc., Notes, 7.80%,
  08/15/07                                        6,450,000        6,793,785
----------------------------------------------------------------------------
CIT Group, Inc. (The), Sr. Medium
  Term Notes, 5.91%, 11/23/05                     8,100,000        8,015,841
----------------------------------------------------------------------------
  Notes, 6.50%, 02/07/06                          2,845,000        2,883,749
----------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 6.50%, 01/18/11               4,375,000        4,355,531
----------------------------------------------------------------------------
  Unsec. Sub. Notes, 7.25%, 10/01/10              3,070,000        3,190,252
----------------------------------------------------------------------------
Dow Capital B.V. (Netherlands), Gtd. Yankee
  Deb., 9.20%, 06/01/10                          10,250,000       11,847,052
----------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/09/01; Cost
  $7,601,836)(a)                                  7,280,000        7,567,414
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

General Electric Capital Corp.
  Series A, Medium Term Notes, 5.38%,
    04/23/04                                   $ 10,560,000   $   10,611,850
----------------------------------------------------------------------------
  Series A, Medium Term Notes, 6.13%,
    02/22/11                                      6,050,000        5,961,972
----------------------------------------------------------------------------
  Series A, Medium Term Notes, 6.88%,
    11/15/10                                     15,550,000       16,164,691
----------------------------------------------------------------------------
  Gtd. Sub. Notes, 8.13%, 05/15/12                6,425,000        7,260,892
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Bonds,
  7.88%, 08/15/10                                 4,250,000        4,484,132
----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec.
  Unsub. Bonds, 6.75%, 04/15/11                  10,950,000       10,876,963
----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06               7,100,000        7,125,134
----------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $7,000,000)(a)         7,000,000        7,207,270
----------------------------------------------------------------------------
Qwest Capital Funding Inc., Unsec. Gtd.
  Notes, 7.90%, 08/15/10                          8,180,000        8,440,124
============================================================================
                                                                 157,296,997
============================================================================

ELECTRIC UTILITIES-4.03%

AES Corp. (The), Sr. Unsec. Sub. Notes,
  8.38%, 08/15/07                                 3,000,000        2,835,000
----------------------------------------------------------------------------
  10.25%, 07/15/06                                1,800,000        1,818,000
----------------------------------------------------------------------------
Arizona Public Service Co., Unsec. Notes,
  6.25%, 01/15/05                                 5,000,000        4,952,050
----------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.50%,
  02/15/11                                        3,500,000        3,383,905
----------------------------------------------------------------------------
CE Generation LLC, Sr. Sec. Sub. Notes,
  7.42%, 12/15/18                                 7,474,350        6,579,969
----------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                        9,000,000        9,928,710
----------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           6,080,000        5,978,890
----------------------------------------------------------------------------
  Series D, Sr. Sec. Notes, 7.88%, 11/01/17       7,300,000        7,404,025
----------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Notes, 8.13%,
  05/15/02                                        7,089,000        7,139,261
----------------------------------------------------------------------------
CMS Panhandle Holding Co., Sr. Notes, 6.13%,
  03/15/04                                        6,600,000        6,532,812
----------------------------------------------------------------------------
Commonwealth Edison Co.
  Series 94, First Mortgage Notes, 7.50%,
    07/01/13                                      9,300,000        9,619,362
----------------------------------------------------------------------------
  Series 92, First Mortgage Bonds, 7.63%,
    04/15/13                                      4,000,000        4,158,600
----------------------------------------------------------------------------
El Paso Electric Co.
  Series D, Sec. First Mortgage Bonds, 8.90%,
    02/01/06                                     13,570,000       14,570,787
----------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
    05/01/11                                      5,438,000        5,879,674
----------------------------------------------------------------------------
Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                          8,550,000        8,896,703
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $3,389,527)(a)                               $  3,381,175   $    3,109,058
----------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 12/03/99-02/11/00; Cost
  $4,101,691)(a)                                  4,225,000        4,161,667
----------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                          3,700,000        3,880,042
----------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(f)         17,600,000       15,235,968
----------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes, 7.75%,
  04/01/11                                        9,700,000        9,854,133
----------------------------------------------------------------------------
Panhandle Eastern Pipe Line, Notes, 7.88%,
  08/15/04                                        1,500,000        1,544,640
----------------------------------------------------------------------------
PSEG Power LLC, Sr. Notes, 8.63%, 04/15/31
  (Acquired 05/25/01-06/08/01; Cost
  $12,614,923)(a)                                12,000,000       12,798,720
----------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            7,850,000        7,689,546
----------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(b)(c)                   GBP            3,000,000        4,402,173
----------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                 5,800,000        5,263,442
============================================================================
                                                                 167,617,137
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.09%

Israel Electric Corp. Ltd. (Israel), Yankee
  Deb., 7.75%, 12/15/27 (Acquired 06/09/00;
  Cost $3,819,213)(a)                             4,350,000        3,790,547
============================================================================

ENVIRONMENTAL SERVICES-0.34%

Browning-Ferris Industries, Inc., Unsec.
  Deb., 7.40%, 09/15/35                           4,170,000        3,419,400
----------------------------------------------------------------------------
Waste Management, Inc.,
  Putable Unsec. Notes, 7.10%, 08/01/26           9,900,000       10,109,385
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.13%, 12/15/17                 520,000          480,537
============================================================================
                                                                  14,009,322
============================================================================

GAS UTILITIES-1.11%

National Fuel Gas Co.-Series D, Medium Term
  Notes, 6.30%, 05/27/08                          8,600,000        8,215,236
----------------------------------------------------------------------------
Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Unsub. Notes,
  7.10%, 03/15/11 (Acquired 03/14/01; Cost
    $3,495,380)(a)                                3,500,000        3,436,300
----------------------------------------------------------------------------
  Series A, 8.88%, 06/15/10                       5,850,000        6,421,077
----------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee
  Deb., 8.50%, 12/15/12                           5,015,000        5,459,831
----------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06        3,100,000        3,240,709
----------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11    17,435,000       17,567,506
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
GAS UTILITIES-(CONTINUED)

Westcoast Energy Inc. (Canada)-Series V,
  Unsec. Deb., 6.45%, 12/18/06(c)         CAD  $  3,000,000   $    1,987,473
============================================================================
                                                                  46,328,132
============================================================================

INDUSTRIAL CONGLOMERATES-0.02%

Mannesmann Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(c)                             EUR     1,300,000        1,009,087
============================================================================

INTEGRATED OIL & GAS-0.86%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                                18,900,000       18,649,575
----------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb., 9.25%,
  10/15/21                                        9,300,000       11,043,564
----------------------------------------------------------------------------
Phillips Petroleum Co., Unsec. Notes, 8.50%,
  05/25/05                                        5,600,000        6,075,832
============================================================================
                                                                  35,768,971
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.04%

AT&T Canada Inc. (Canada), Sr. Unsec.
  Unsub. Notes, 7.15%, 09/23/04(c)        CAD     1,200,000          787,433
----------------------------------------------------------------------------
  Unsec. Sub. Yankee Notes, 7.63%, 03/15/05      10,100,000        9,989,203
----------------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 7.65%, 09/15/06        5,200,000        5,118,984
----------------------------------------------------------------------------
  Sr. Disc. Yankee Notes, 9.95%, 06/15/08(f)      6,000,000        4,995,000
----------------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec.
  Notes, 6.95%, 08/15/06                          6,325,000        6,293,565
----------------------------------------------------------------------------
  Putable Deb., 7.13%, 06/15/27                   3,650,000        3,694,202
----------------------------------------------------------------------------
Olivetti International Finance N.V.
  (Netherlands)-Series E, Gtd. Medium Term
  Euro Notes, 6.58%, 07/30/09(c)          EUR     3,210,000        2,612,489
----------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19       2,200,000        2,279,134
----------------------------------------------------------------------------
Teleglobe Canada Inc. (Canada), Unsec. Deb.,
  8.35%, 06/20/03(c)                      CAD     1,000,000          678,805
----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 8.00%,
  06/01/11                                        3,650,000        3,723,256
----------------------------------------------------------------------------
WorldCom, Inc., Sr. Sub. Notes, 7.75%,
  04/01/07                                        2,975,000        3,073,473
============================================================================
                                                                  43,245,544
============================================================================

LIFE & HEALTH INSURANCE-0.91%

American General Finance Corp., Sr. Putable
  Notes, 8.45%, 10/15/09                         14,860,000       16,587,029
----------------------------------------------------------------------------
John Hancock Global Funding Ltd. (United
  States of America)-Series 99-H, Sr. Sec.
  Sub. Medium Term Notes, 6.75%,
  02/15/06(c)                             AUD    10,700,000        5,463,249
----------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $2,097,564)(a)                                  2,100,000        2,099,601
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
LIFE & HEALTH INSURANCE-(CONTINUED)

Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $1,042,095)(a)                               $  1,500,000   $    1,458,384
----------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                 3,000,000        3,010,590
----------------------------------------------------------------------------
  7.88%, 05/15/23                                 9,200,000        9,213,432
============================================================================
                                                                  37,832,285
============================================================================

MANAGED HEALTH CARE-0.24%

Wellpoint Health Networks Inc., Sr. Unsec.
  Notes 6.38%, 06/15/06                          10,000,000        9,933,400
============================================================================

MULTI-LINE INSURANCE-0.45%

AIG SunAmerica Global Financing II, Sr. Sec.
  Notes, 7.60%, 06/15/05 (Acquired
  06/08/00-04/16/01; Cost $12,387,667)(a)        12,175,000       12,985,733
----------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, Sr.
  Notes, 5.85%, 02/01/06 (Acquired 01/24/01;
  Cost $5,899,461)(a)                             5,930,000        5,920,097
============================================================================
                                                                  18,905,830
============================================================================

MULTI-UTILITIES-1.38%

Dynegy-Roseton Danskamme LLC, Gtd. Pass
  Through Ctfs.,
  7.27%, 11/08/10 (Acquired 06/01/01; Cost
    $4,107,585)(a)                                4,100,000        4,066,175
----------------------------------------------------------------------------
  7.67%, 11/08/16 (Acquired 06/01/01; Cost
    $11,538,755)(a)                              11,500,000       11,370,165
----------------------------------------------------------------------------
Enron Corp., Sec. Notes, 8.00%, 08/15/05
  (Acquired 06/05/01; Cost $8,496,672)(a)         8,225,000        8,479,975
----------------------------------------------------------------------------
UtiliCorp United Inc., Sr. Unsec. Putable
  Notes, 6.70%, 10/15/06                          6,350,000        6,372,670
----------------------------------------------------------------------------
Western Resources, Inc., Sr. Unsec. Notes,
  6.25%, 08/15/03                                 1,575,000        1,524,490
----------------------------------------------------------------------------
  7.13%, 08/01/09                                 7,000,000        6,329,190
----------------------------------------------------------------------------
Williams Cos. (The), PATS Notes, 6.75%,
  01/15/06 (Acquired 01/11/01; Cost
  $5,504,281)(a)                                  5,525,000        5,503,563
----------------------------------------------------------------------------
Williams Gas Pipeline Center Inc., Sr. Notes,
  7.38%, 11/15/06 (Acquired 02/15/01; Cost
  $8,572,240)(a)                                  8,300,000        8,615,317
----------------------------------------------------------------------------
Williams Holdings of Delaware, Sr. Unsec.
  Deb., 6.25%, 02/01/06                           5,410,000        5,328,850
============================================================================
                                                                  57,590,395
============================================================================

OIL & GAS DRILLING-0.27%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                       11,100,000       11,305,350
============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.78%

Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 6.30%, 02/01/09                   8,400,000        8,077,860
----------------------------------------------------------------------------
Kinder Morgan, Inc., Unsec. Deb., 7.35%,
  08/01/26                                        7,800,000        8,016,840
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

National-Oilwell, Inc., Sr. Unsec. Notes
  6.50%, 03/15/11                              $  2,750,000   $    2,614,395
----------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Norway),
  Sr. Unsec. Yankee Notes, 7.13%, 03/30/28        5,500,000        4,524,245
----------------------------------------------------------------------------
  Yankee Notes, 7.50%, 03/31/07                   5,960,000        5,791,988
----------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                        3,750,000        3,683,738
============================================================================
                                                                  32,709,066
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.27%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/96                           8,250,000        8,751,270
----------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11              5,575,000        5,471,751
----------------------------------------------------------------------------
Burlington Resources Inc., Sr. Unsec. Gtd.
  Notes, 6.68%, 02/15/11                          6,870,000        6,848,153
----------------------------------------------------------------------------
Canadian Occidental Petroleum (Canada),
  Unsec. Unsub. Yankee Notes, 7.40%, 05/01/28    10,400,000        9,957,376
----------------------------------------------------------------------------
Gulf Canada Resources Ltd. (Canada), Unsec.
  Yankee Notes 7.13%, 01/15/11                    7,370,000        7,605,693
----------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          8,300,000        8,246,714
----------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                                 2,600,000        2,313,064
----------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    2,200,000        2,317,238
----------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07                    1,500,000        1,525,545
============================================================================
                                                                  53,036,804
============================================================================

OIL & GAS REFINING & MARKETING-0.52%

Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                      6,295,000        6,757,368
----------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
    Notes, 9.50%, 09/15/27                       14,025,000       15,052,472
============================================================================
                                                                  21,809,840
============================================================================

PACKAGED FOODS-0.31%

ConAgra, Inc., Sr. Unsec. Putable Notes,
  7.13%, 10/01/26                                12,755,000       13,066,094
============================================================================

PROPERTY & CASUALTY INSURANCE-0.83%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $11,796,923)(a)                                11,815,000       11,683,972
----------------------------------------------------------------------------
Florida Windstorm Underwriting Association,
  Sr. Sec. Notes, 7.13%, 02/25/19 (Acquired
  04/25/01-05/03/01; Cost $14,660,688)(a)        14,635,000       14,465,819
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Terra Nova Insurance (United Kingdom)
  Holding, Sr. Unsec. Gtd. Yankee Notes,
  7.00%, 05/15/08                              $  2,350,000   $    2,003,023
----------------------------------------------------------------------------
  7.20%, 08/15/07                                 7,000,000        6,187,160
============================================================================
                                                                  34,339,974
============================================================================

PUBLISHING & PRINTING-0.64%

News America Holdings, Inc.,
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
    10/01/26                                      4,950,000        5,007,965
----------------------------------------------------------------------------
  Unsec. Deb. 7.75%, 01/20/24                     9,450,000        8,946,410
----------------------------------------------------------------------------
  Putable Notes, 8.45%, 08/01/34                  3,325,000        3,406,995
----------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                  8,250,000        9,281,085
============================================================================
                                                                  26,642,455
============================================================================

RAILROADS-0.51%

Consolidated Rail Corp., Deb., 9.75%,
  06/15/20                                        9,300,000       10,965,444
----------------------------------------------------------------------------
Norfolk Southern Corp., Notes, 7.05%,
  05/01/37                                       10,000,000       10,300,300
============================================================================
                                                                  21,265,744
============================================================================

REAL ESTATE INVESTMENT TRUSTS-0.59%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                        3,250,000        3,008,558
----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.63%, 03/15/08                                 1,150,000        1,006,365
----------------------------------------------------------------------------
Healthcare Realty Trust, Inc., Sr. Unsec.
  Notes, 8.13%, 05/01/11                          8,900,000        8,811,623
----------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                        7,800,000        7,232,160
----------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 4,600,000        4,324,920
============================================================================
                                                                  24,383,626
============================================================================

REINSURANCE-0.30%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                         11,250,000       12,276,225
============================================================================

SOVEREIGN DEBT-0.46%

British Columbia (Province of) (Canada),
  Unsec. Unsub. Yankee Notes, 5.38%, 10/29/08     2,750,000        2,660,708
----------------------------------------------------------------------------
Hydro-Quebec-Series B (Canada), Gtd. Medium
  Term Yankee Notes, 8.62%, 12/15/11              5,000,000        5,769,650
----------------------------------------------------------------------------
Ontario (Province of) (Canada), Sr. Unsec.
  Unsub. Notes, 5.50%, 10/01/08                   5,800,000        5,615,734
----------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 4,810,000        5,087,970
============================================================================
                                                                  19,134,062
============================================================================

SYSTEMS SOFTWARE-0.46%

VERITAS Software Corp., Conv. Unsec. Disc.
  Notes, 1.86%, 08/13/06                         10,000,000       19,312,000
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

WIRELESS TELECOMMUNICATION SERVICES-0.25%

Bell Mobility Cellular Inc. (Canada), Unsec.
  Deb., 6.55%, 06/02/08(c)         CAD            2,500,000   $    1,611,869
----------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom), Jr.
  Unsec. Notes, 7.75%, 02/15/10                $  8,350,000        8,780,860
============================================================================
                                                                  10,392,729
============================================================================
    Total Bonds & Notes (Cost $1,314,621,024)                  1,302,621,807
============================================================================

                                                  SHARES
STOCKS & OTHER EQUITY INTERESTS-52.00%

ADVERTISING-1.53%

Lamar Advertising Co.(g)                            500,000       22,000,000
----------------------------------------------------------------------------
Omnicom Group Inc.                                  483,000       41,538,000
============================================================================
                                                                  63,538,000
============================================================================

APPLICATION SOFTWARE-1.03%

Amdocs Ltd. (United Kingdom)(g)                     558,000       30,048,300
----------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                     415,900       12,892,900
============================================================================
                                                                  42,941,200
============================================================================

BANKS-1.33%

Bank of New York Co., Inc. (The)                    603,000       28,944,000
----------------------------------------------------------------------------
PNC Financial Services Group                        400,000       26,316,000
============================================================================
                                                                  55,260,000
============================================================================

BIOTECHNOLOGY-1.40%

Genzyme Corp.(g)                                    958,200       58,450,200
============================================================================

BROADCASTING & CABLE TV-1.78%

Clear Channel Communications, Inc.(g)               333,000       20,879,100
----------------------------------------------------------------------------
General Motors Corp.-Class H(g)                     567,000       11,481,750
----------------------------------------------------------------------------
Hispanic Broadcasting Corp.(g)                      375,800       10,781,702
----------------------------------------------------------------------------
Univision Communications Inc.-Class A(g)            726,500       31,079,670
============================================================================
                                                                  74,222,222
============================================================================

COMPUTER HARDWARE-0.26%

Dell Computer Corp.(g)                              420,000       10,899,000
============================================================================

COMPUTER STORAGE & PERIPHERALS-0.52%

EMC Corp.(g)                                        743,000       21,584,150
============================================================================

CONSTRUCTION & ENGINEERING-0.37%

Quanta Services, Inc.(g)                            692,000       15,251,680
============================================================================

DATA PROCESSING SERVICES-0.79%

Concord EFS, Inc.(g)                                315,000       16,383,150
----------------------------------------------------------------------------
DST Systems, Inc.(g)                                314,000       16,547,800
============================================================================
                                                                  32,930,950
============================================================================

DERIVATIVES-0.52%

Kerr-McGee Corp.-$1.83 Pfd. DECS                    445,000       21,671,500
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE

DIVERSIFIED FINANCIAL SERVICES-6.74%

American Express Co.                                491,000   $   19,050,800
----------------------------------------------------------------------------
Citigroup Inc.                                    1,321,433       69,824,520
----------------------------------------------------------------------------
Fannie Mae                                          215,000       18,307,250
----------------------------------------------------------------------------
Freddie Mac                                         277,000       19,390,000
----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     299,000       25,654,200
----------------------------------------------------------------------------
J.P. Morgan Chase & Co.                             657,500       29,324,500
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           586,000       34,720,500
----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                    302,000       19,397,460
----------------------------------------------------------------------------
State Street Corp.                                  254,000       12,570,460
----------------------------------------------------------------------------
Stilwell Financial, Inc.                            493,000       16,545,080
----------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A              499,000       15,843,250
============================================================================
                                                                 280,628,020
============================================================================

ELECTRIC UTILITIES-2.20%

AES Corp. (The)(g)                                  549,000       23,634,450
----------------------------------------------------------------------------
AES Trust III-$3.38 Conv. Pfd.                      108,600        7,493,400
----------------------------------------------------------------------------
Calpine Corp.(g)                                    425,000       16,065,000
----------------------------------------------------------------------------
Duke Energy Corp.                                   524,600       20,464,646
----------------------------------------------------------------------------
Mirant Corp.(g)                                     331,390       11,399,816
----------------------------------------------------------------------------
Reliant Resources, Inc.(g)                          510,500       12,609,350
============================================================================
                                                                  91,666,662
============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.23%

Sanmina Corp.(g)                                    414,000        9,691,740
============================================================================

FOOD RETAIL-0.79%

Safeway Inc.(g)                                     682,000       32,736,000
============================================================================

GAS UTILITIES-0.40%

El Paso Corp.                                       314,000       16,497,560
============================================================================

GENERAL MERCHANDISE STORES-0.56%

Target Corp.                                        671,200       23,223,520
============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.43%

Cardinal Health, Inc.                               259,500       17,905,500
============================================================================

HEALTH CARE EQUIPMENT-0.72%

Baxter International Inc.                           610,800       29,929,200
============================================================================

HEALTH CARE FACILITIES-1.26%

HCA Inc.                                            614,000       27,746,660
----------------------------------------------------------------------------
Tenet Healthcare Corp.(g)                           481,000       24,814,790
============================================================================
                                                                  52,561,450
============================================================================

HOME IMPROVEMENT RETAIL-0.33%

Home Depot, Inc. (The)                              295,500       13,755,525
============================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.                                706,000       34,417,500
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Tyco International Ltd. (Bermuda)                   567,000   $   30,901,500
============================================================================
                                                                  65,319,000
============================================================================

INSURANCE BROKERS-0.79%

Marsh & McLennan Cos., Inc.                         325,000       32,825,000
============================================================================

INTEGRATED OIL & GAS-2.16%

Chevron Corp.                                       282,000       25,521,000
----------------------------------------------------------------------------
Exxon Mobil Corp.                                   388,700       33,952,945
----------------------------------------------------------------------------
TotalFinaElf S.A. (France)                          218,000       30,562,083
============================================================================
                                                                  90,036,028
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.99%

BellSouth Corp.                                     695,000       27,987,650
----------------------------------------------------------------------------
Broadwing Inc.(g)                                   609,520       14,902,764
----------------------------------------------------------------------------
Korea Telecom Corp.-ADR (South Korea)               189,796        4,171,716
----------------------------------------------------------------------------
McLeodUSA Inc.-Class A(g)                         1,371,000        6,292,890
----------------------------------------------------------------------------
Qwest Communications International Inc.             665,000       21,193,550
----------------------------------------------------------------------------
SBC Communications Inc.                             744,000       29,804,640
----------------------------------------------------------------------------
Telecom Italia S.p.A. (Italy)                     2,642,300       12,631,420
----------------------------------------------------------------------------
Telefonica, S.A. (Spain)(g)                       1,296,993       16,006,263
----------------------------------------------------------------------------
Time Warner Telecom Inc.-Class A(g)                 314,200       10,531,984
----------------------------------------------------------------------------
Verizon Communications Inc.                         419,000       22,416,500
============================================================================
                                                                 165,939,377
============================================================================

INTERNET SOFTWARE & SERVICES-1.07%

Check Point Software Technologies Ltd.
  (Israel)(g)                                       498,000       25,183,860
----------------------------------------------------------------------------
Internet Security Systems, Inc.(g)                  251,000       12,188,560
----------------------------------------------------------------------------
VeriSign, Inc.(g)                                   122,500        7,351,225
============================================================================
                                                                  44,723,645
============================================================================

IT CONSULTING & SERVICES-0.50%

SunGard Data Systems Inc.(g)                        700,000       21,007,000
============================================================================

LIFE & HEALTH INSURANCE-0.55%

AFLAC, Inc.                                         722,000       22,735,780
============================================================================

MOVIES & ENTERTAINMENT-1.83%

AOL Time Warner Inc.(g)                             746,700       39,575,100
----------------------------------------------------------------------------
Viacom Inc.-Class B(g)                              703,659       36,414,353
============================================================================
                                                                  75,989,453
============================================================================

MULTI-LINE INSURANCE-1.57%

American International Group, Inc.                  444,500       38,227,000
----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       394,000       26,949,600
============================================================================
                                                                  65,176,600
============================================================================

MULTI-UTILITIES-1.69%

Dynegy Inc.-Class A                                 601,000       27,946,500
----------------------------------------------------------------------------
Enron Corp.                                         356,000       17,444,000
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
MULTI-UTILITIES-(CONTINUED)

Williams Cos., Inc. (The)                           757,000   $   24,943,150
============================================================================
                                                                  70,333,650
============================================================================

NETWORKING EQUIPMENT-0.99%

Brocade Communications Systems, Inc.(g)             353,000       15,528,470
----------------------------------------------------------------------------
Cisco Systems, Inc.(g)                              963,000       17,526,600
----------------------------------------------------------------------------
Juniper Networks, Inc.(g)                           264,700        8,232,170
============================================================================
                                                                  41,287,240
============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.53%

BJ Services Co.(g)                                  777,000       22,051,260
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.19%

Anadarko Petroleum Corp.                            463,000       25,015,890
----------------------------------------------------------------------------
Apache Corp.                                        502,000       25,476,500
----------------------------------------------------------------------------
Devon Energy Corp.                                  112,000        5,880,000
----------------------------------------------------------------------------
EOG Resources, Inc.                                 340,000       12,087,000
----------------------------------------------------------------------------
Kerr-McGee Corp.                                    344,900       22,856,523
============================================================================
                                                                  91,315,913
============================================================================

PACKAGED FOODS-0.37%

Kraft Foods, Inc.-Class A(g)                        495,700       15,366,700
============================================================================

PHARMACEUTICALS-4.05%

Abbott Laboratories                                 564,000       27,077,640
----------------------------------------------------------------------------
Allergan, Inc.                                      324,000       27,702,000
----------------------------------------------------------------------------
American Home Products Corp.                        281,000       16,421,640
----------------------------------------------------------------------------
Johnson & Johnson                                   430,000       21,500,000
----------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(g)             177,000        9,381,000
----------------------------------------------------------------------------
Merck & Co., Inc.                                   274,000       17,511,340
----------------------------------------------------------------------------
Pfizer Inc.                                         621,200       24,879,060
----------------------------------------------------------------------------
Pharmacia Corp.                                     523,000       24,031,850
============================================================================
                                                                 168,504,530
============================================================================

PROPERTY & CASUALTY INSURANCE-0.51%

MGIC Investment Corp.                               292,000       21,210,880
============================================================================

SEMICONDUCTOR EQUIPMENT-0.32%

Applied Materials, Inc.(g)                          270,000       13,257,000
============================================================================

SEMICONDUCTORS-1.17%

Analog Devices, Inc.(g)                             496,300       21,464,975
----------------------------------------------------------------------------
Intel Corp.                                         575,000       16,818,750
----------------------------------------------------------------------------
Microchip Technology Inc.(g)                        312,800       10,456,904
============================================================================
                                                                  48,740,629
============================================================================

SPECIALTY STORES-0.52%

Bed Bath & Beyond Inc.(g)                           689,000       21,496,800
============================================================================

SYSTEMS SOFTWARE-0.54%

Oracle Corp.(g)                                     750,000       14,250,000
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
SYSTEMS SOFTWARE-(CONTINUED)

VERITAS Software Corp.(g)                           122,100   $    8,123,313
============================================================================
                                                                  22,373,313
============================================================================

TELECOMMUNICATIONS EQUIPMENT-0.98%

Comverse Technology, Inc.(g)                        192,000       11,063,040
----------------------------------------------------------------------------
JDS Uniphase Corp.(g)                               664,520        8,306,500
----------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                             775,000       17,081,000
----------------------------------------------------------------------------
Nortel Networks Corp. (Canada)                      499,100        4,536,819
============================================================================
                                                                  40,987,359
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.92%

NTT DoCoMo, Inc. (Japan)                                844       14,684,734
----------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)               5,907,285       13,102,786
----------------------------------------------------------------------------
Western Wireless Corp.-Class A(g)                   247,300       10,633,900
============================================================================
                                                                  38,421,420
============================================================================
    Total Stocks & Other Equity Interests
      (Cost $2,010,562,470)                                    2,164,442,656
============================================================================

                                                PRINCIPAL
                                                  AMOUNT
U.S. TREASURY SECURITIES-7.68%

U.S. TREASURY NOTES-7.31%

7.25%, 08/15/04(h)                             $ 25,700,000       27,597,688
----------------------------------------------------------------------------
5.88%, 11/15/04(h)                                8,905,000        9,213,469
----------------------------------------------------------------------------
6.75%, 05/15/05                                  44,900,000       47,832,419
----------------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10                     116,440,000      123,667,042
----------------------------------------------------------------------------
9.38%, 02/15/06(h)                               16,800,000       19,813,752
----------------------------------------------------------------------------
6.88%, 05/15/06                                  34,500,000       37,209,975
----------------------------------------------------------------------------
6.13%, 08/15/07                                   6,150,000        6,448,336
----------------------------------------------------------------------------
5.75%, 08/15/10(h)                               31,850,000       32,604,845
============================================================================
                                                                 304,387,526
============================================================================
U.S. TREASURY BONDS-0.37%

6.13%, 11/15/27 to 08/15/29                      14,845,000       15,379,008
============================================================================
    Total U.S. Treasury Securities (Cost
      $307,426,584)                                              319,766,534
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.02%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.49%

Jr. Unsec. Sub. Notes, 5.88%, 03/21/11            9,000,000        8,633,430
----------------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 11/01/30 to 02/01/31                    31,775,630       31,984,078
----------------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  7.00%, 07/01/31 to 08/01/31(i)                 48,000,000       48,255,104
----------------------------------------------------------------------------
  6.50%, 08/01/31(i)                             15,000,000       14,770,312
============================================================================
                                                                 103,642,924
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.53%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 12/01/14                  $ 40,736,329   $   40,863,427
----------------------------------------------------------------------------
  8.00%, 12/01/23                                 9,925,948       10,267,102
----------------------------------------------------------------------------
  Unsec. Sub. Notes, 5.50%, 05/02/06             12,800,000       12,660,224
============================================================================
                                                                  63,790,753
============================================================================
    Total U.S. Government Agency Securities
      (Cost $168,348,974)                                        167,433,677
============================================================================

ASSET-BACKED SECURITIES-1.76%

AIRLINES-0.52%

America West Airlines, Inc.,-Series C, Pass
  Through Ctfs., 6.86%, 07/02/04                  1,735,331        1,711,349
----------------------------------------------------------------------------
Northwest Airlines Inc.-Series 971B, Pass
  Through Ctfs., 7.25%, 01/02/12                  3,964,736        3,684,370
----------------------------------------------------------------------------
United Air Lines, Inc.-Series 95A2, Pass
  Through Ctfs.,
  7.19%, 04/01/11                                12,055,000       12,286,697
----------------------------------------------------------------------------
  9.56%, 10/19/18                                 3,750,000        3,976,050
============================================================================
                                                                  21,658,466
============================================================================

AUTOMOBILE MANUFACTURERS-0.10%

DaimlerChrysler N.A. Holding Corp., Gtd. ROCS
  Series CHR-1998-1, Collateral Trust, 6.50%,
  08/01/18                                        4,609,837        4,223,879
============================================================================

COMPUTER HARDWARE-0.22%

American Airlines, Inc., Pass Through Ctfs.,
  6.82%, 05/23/11 (Acquired 06/28/01; Cost
  $5,864,397)(a)                                  5,770,000        5,738,842
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
COMPUTER HARDWARE-(CONTINUED)

American Airlines, Inc.-Series 87-A,
  Equipment Trust Ctfs., 9.90%, 01/15/11       $  2,955,000   $    3,350,438
============================================================================
                                                                   9,089,280
============================================================================

DIVERSIFIED FINANCIAL SERVICES-0.48%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $19,745,712)(a)        19,600,000       20,045,900
============================================================================

ELECTRIC UTILITIES-0.44%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                       12,500,000       13,204,875
----------------------------------------------------------------------------
Indiana Michigan Power Co.-Series F, SLOBS,
  9.82%, 12/07/22                                 4,468,941        4,937,107
============================================================================
                                                                  18,141,982
============================================================================
    Total Asset-Backed Securities (Cost
      $60,985,459)                                                73,159,507
============================================================================

                                                  SHARES
MONEY MARKET FUNDS-4.18%

STIC Liquid Assets Portfolio(j)                  87,072,813       87,072,813
----------------------------------------------------------------------------
STIC Prime Portfolio(j)                          87,072,813       87,072,813
============================================================================
    Total Money Market Funds (Cost
      $174,145,626)                                              174,145,626
============================================================================
TOTAL INVESTMENTS-100.93% (Cost
  $4,036,090,137)                                              4,201,569,807
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.93%)                            (38,800,060)
============================================================================
NET ASSETS-100.00%                                            $4,162,769,747
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
PATS    - Putable Asset Term Security
Pfd.    - Preferred
RAPS    - Redeemable and Putable Security
ROCS    - Receipts on Corporate Securities Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Bonds
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $197,862,762, which represented 4.75% of the Fund's net assets.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Foreign denominated security. Par value is denominated in currency indicated.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)  Non-income producing security.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 10.
(i) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $4,036,090,137)*                             $4,201,569,807
-------------------------------------------------------------
Foreign currencies, at value (cost
  $732,830)                                           728,671
-------------------------------------------------------------
Receivables for:
  Investments sold                                    182,994
-------------------------------------------------------------
  Variation margin                                  2,198,725
-------------------------------------------------------------
  Fund shares sold                                 13,551,699
-------------------------------------------------------------
  Dividends and interest                           33,665,804
-------------------------------------------------------------
  Foreign currency contracts outstanding               32,448
-------------------------------------------------------------
Investment for deferred compensation plan              64,656
-------------------------------------------------------------
Collateral for securities loaned                  538,616,646
-------------------------------------------------------------
Other assets                                           72,219
=============================================================
    Total assets                                4,790,683,669
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            69,539,509
-------------------------------------------------------------
  Fund shares reacquired                           15,520,172
-------------------------------------------------------------
  Deferred compensation plan                           64,656
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        538,616,646
-------------------------------------------------------------
Accrued distribution fees                           3,649,411
-------------------------------------------------------------
Accrued transfer agent fees                           420,325
-------------------------------------------------------------
Accrued operating expenses                            103,203
=============================================================
    Total liabilities                             627,913,922
=============================================================
Net assets applicable to shares outstanding    $4,162,769,747
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $2,507,490,697
_____________________________________________________________
=============================================================
Class B                                        $1,295,829,784
_____________________________________________________________
=============================================================
Class C                                        $  359,449,266
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            90,608,342
_____________________________________________________________
=============================================================
Class B                                            46,946,649
_____________________________________________________________
=============================================================
Class C                                            13,007,068
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        27.67
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.67 divided by
      95.25%)                                  $        29.05
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        27.60
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        27.63
_____________________________________________________________
=============================================================

 * At June 30, 2001, securities with an aggregate value of $532,324,170 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                       $  60,689,404
------------------------------------------------------------
Dividends (net of foreign withholding tax
  of $161,569)                                     8,839,198
------------------------------------------------------------
Dividends from affiliated money market
  funds                                            8,854,786
------------------------------------------------------------
Security lending income                              753,216
============================================================
    Total investment income                       79,136,604
============================================================

EXPENSES:

Advisory fees                                     10,752,286
------------------------------------------------------------
Administrative services fees                         115,466
------------------------------------------------------------
Custodian fees                                       157,407
------------------------------------------------------------
Distribution fees -- Class A                       3,176,220
------------------------------------------------------------
Distribution fees -- Class B                       6,584,466
------------------------------------------------------------
Distribution fees -- Class C                       1,832,004
------------------------------------------------------------
Transfer agent fees -- Class A                     2,030,699
------------------------------------------------------------
Transfer agent fees -- Class B                     1,026,452
------------------------------------------------------------
Transfer agent fees -- Class C                       285,591
------------------------------------------------------------
Trustees' fees                                        13,083
------------------------------------------------------------
Other                                                386,007
============================================================
    Total expenses                                26,359,681
============================================================
Less: Expenses paid indirectly                       (38,373)
============================================================
    Net expenses                                  26,321,308
============================================================
Net investment income                             52,815,296
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (23,087,985)
------------------------------------------------------------
  Foreign currencies                                 (15,583)
------------------------------------------------------------
  Foreign currency contracts                         183,390
------------------------------------------------------------
  Futures contracts                              (34,977,132)
------------------------------------------------------------
  Option contracts written                         2,104,564
============================================================
                                                 (55,792,746)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (306,618,681)
------------------------------------------------------------
  Foreign currencies                                 (57,121)
------------------------------------------------------------
  Foreign currency contracts                         250,078
------------------------------------------------------------
  Futures contracts                                3,796,798
============================================================
                                                (302,628,926)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts:                                    (358,421,672)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(305,606,376)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   52,815,296    $   93,697,007
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (55,792,746)        8,037,010
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                    (302,628,926)     (315,446,121)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (305,606,376)     (213,712,104)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (35,817,030)      (54,663,293)
----------------------------------------------------------------------------------------------
  Class B                                                        (13,521,961)      (22,292,342)
----------------------------------------------------------------------------------------------
  Class C                                                         (3,776,915)       (5,320,796)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (39,511,188)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (21,396,291)
----------------------------------------------------------------------------------------------
  Class C                                                                 --        (5,732,223)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        215,234,733       922,806,014
----------------------------------------------------------------------------------------------
  Class B                                                         48,927,225       291,069,331
----------------------------------------------------------------------------------------------
  Class C                                                         25,356,207       196,576,584
==============================================================================================
    Net increase (decrease) in net assets                        (69,204,117)    1,047,823,692
==============================================================================================

NET ASSETS:

  Beginning of period                                          4,231,973,864     3,184,150,172
==============================================================================================
  End of period                                               $4,162,769,747    $4,231,973,864
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $4,098,798,290    $3,809,280,125
----------------------------------------------------------------------------------------------
  Undistributed net investment income                             (2,867,575)        1,041,061
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (92,325,148)      (36,532,402)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                    159,164,180       458,185,080
==============================================================================================
                                                              $4,162,769,747    $4,231,973,864
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
       The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at June 30, 2001 were as follows:

                                CONTRACT TO
   SETTLEMENT             -----------------------                 UNREALIZED
   DATE        CURRENCY    DELIVER      RECEIVE       VALUE      APPRECIATION
   ----------  --------   ----------   ----------   ----------   ------------
   09/10/01      AUD      10,500,000   $5,376,000   $5,343,552     $32,448
   ==========================================================================

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

J. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $3,608,026 reduction in the cost of securities and a corresponding $3,608,026 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.

  The effect of this change in 2001 was to decrease net investment income by $1,568,866, increase net unrealized gains and losses by $1,313,368, increase net realized gains and losses by $255,498, decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $115,466 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $1,279,278 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $3,176,220, $6,584,466 and $1,832,004, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $418,635 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $40,807 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $3,661 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $38,373 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $38,373.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $532,324,170 were on loan to brokers. The loans were secured by cash collateral of $538,616,646, received by the Fund and subsequently invested in affiliated money market funds as follows: $269,308,323 in STIC Liquid Assets Portfolio and $269,308,323 in STIC Prime Portfolio. For the six months ended June 30, 2001, the Fund received fees of $753,216 for securities lending.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $1,787,928,378 and $1,362,334,572, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 409,346,382
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (247,978,089)
=========================================================
Net unrealized appreciation of
  investment securities                     $ 161,368,293
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $4,040,201,514.

NOTE 9-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of period                    --      $        --
----------------------------------------------------------
Written                             7,680        2,254,644
----------------------------------------------------------
Closed                             (2,240)        (754,855)
----------------------------------------------------------
Expired                            (5,440)      (1,499,789)
==========================================================
End of period                          --      $        --
__________________________________________________________
==========================================================

NOTE 10-FUTURES CONTRACTS

On June 30, 2001, $36,560,400 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                                                                                                              UNREALIZED
                                                               NO. OF         MONTH/           MARKET        APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT         VALUE        (DEPRECIATION)
--------                                                      ---------    -------------    ------------    --------------
Nasdaq 100 Index                                                 241       Sept.-01/Long    $ 44,500,650     $  3,909,898
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                    897       Sept.-01/Long     276,208,725      (10,232,079)
==========================================================================================================================
                                                                                            $320,709,375     $ (6,322,181)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 11-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                        JUNE 30,                      DECEMBER 31,
                                                                          2001                            2000
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    --------------
Sold:
  Class A                                                      20,709,542    $ 600,592,277     44,686,844    $1,459,628,858
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,050,458      145,394,517     13,281,625       433,100,994
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,372,723       69,103,169      7,345,840       240,137,040
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,199,837       32,950,182      2,771,578        87,115,195
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         436,080       11,947,446      1,260,443        39,350,153
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         115,168        3,156,855        313,857         9,736,859
===========================================================================================================================
Reacquired:
  Class A                                                     (14,622,346)    (418,307,726)   (19,211,948)     (623,938,039)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,815,578)    (108,414,738)    (5,548,847)     (181,381,816)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,645,056)     (46,903,817)    (1,639,854)      (53,297,315)
===========================================================================================================================
                                                                9,800,828    $ 289,518,165     43,259,538    $1,410,451,929
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 12-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                                 JUNE 30,          --------------------------------------------------------------
                                                   2001             2000(a)       1999(a)       1998(a)        1997        1996
                                             ----------------      ----------    ----------    ----------    --------    --------
Net asset value, beginning of period            $    30.10         $    32.69    $    28.23    $    25.78    $  21.84    $  19.22
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.37(b)            0.92          0.82          0.71        0.60        0.66
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (2.40)             (2.23)         4.46          2.45        4.66        2.99
=================================================================================================================================
    Total from investment operations                 (2.03)             (1.31)         5.28          3.16        5.26        3.65
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.40)             (0.79)        (0.82)        (0.65)      (0.55)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              (0.49)           --         (0.06)      (0.77)      (0.48)
=================================================================================================================================
    Total distributions                              (0.40)             (1.28)        (0.82)        (0.71)      (1.32)      (1.03)
=================================================================================================================================
Net asset value, end of period                  $    27.67         $    30.10    $    32.69    $    28.23    $  25.78    $  21.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      (6.73)%            (4.18)%       19.04%        12.46%      24.41%      19.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $2,507,491         $2,507,641    $1,800,350    $1,318,230    $683,633    $334,189
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               0.95%(d)           0.96%         0.94%         0.95%       0.98%       1.15%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                          2.63%(b)(d)        2.80%         2.81%         2.81%       2.48%       2.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 35%                55%           65%           43%         66%         72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.38 and the ratio of net investment income to average net assets would have been 2.70%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,562,031,240.

                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30,          ------------------------------------------------------------
                                                     2001             2000(a)       1999(a)      1998(a)       1997        1996
                                               ----------------      ----------    ----------    --------    --------    --------
Net asset value, beginning of period              $    30.01         $    32.61    $    28.18    $  25.75    $  21.83    $  19.22
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.27(b)            0.66          0.58        0.42        0.38        0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (2.39)             (2.23)         4.45        2.51        4.68        2.99
=================================================================================================================================
    Total from investment operations                   (2.12)             (1.57)         5.03        2.93        5.06        3.47
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.29)             (0.54)        (0.60)      (0.44)      (0.37)      (0.38)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --              (0.49)           --       (0.06)      (0.77)      (0.48)
=================================================================================================================================
    Total distributions                                (0.29)             (1.03)        (0.60)      (0.50)      (1.14)      (0.86)
=================================================================================================================================
Net asset value, end of period                    $    27.60         $    30.01    $    32.61    $  28.18    $  25.75    $  21.83
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (7.05)%            (4.93)%       18.08%      11.53%      23.42%      18.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $1,295,830         $1,358,823    $1,183,215    $894,165    $486,506    $237,082
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.70%(d)           1.73%         1.75%       1.76%       1.79%       1.97%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.88%(b)(d)        2.03%         2.00%       2.00%       1.67%       2.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   35%                55%           65%         43%         66%         72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.28 and the ratio of net investment income to average net assets would have been 1.95%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,327,806,610.

                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                                    (DATE SALES
                                                         SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                             JUNE 30,          --------------------------------     DECEMBER 31,
                                                               2001            2000(a)     1999(a)     1998(a)          1997
                                                         ----------------      --------    --------    --------    --------------
Net asset value, beginning of period                         $  30.05          $  32.65    $  28.21    $  25.76        $25.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.27(b)           0.66        0.58        0.42          0.16
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.40)            (2.23)       4.46        2.53          1.01
=================================================================================================================================
    Total from investment operations                            (2.13)            (1.57)       5.04        2.95          1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.29)            (0.54)      (0.60)      (0.44)        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --             (0.49)         --       (0.06)        (0.77)
=================================================================================================================================
    Total distributions                                         (0.29)            (1.03)      (0.60)      (0.50)        (0.96)
=================================================================================================================================
Net asset value, end of period                               $  27.63          $  30.05    $  32.65    $  28.21        $25.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 (7.07)%           (4.93)%     18.09%      11.60%         4.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $359,449          $365,510    $200,585    $114,163        $9,394
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          1.70%(d)          1.73%       1.75%       1.73%         1.78%(e)
=================================================================================================================================
Ratio of net investment income to average net assets             1.88%(b)(d)       2.03%       2.00%       2.03%         1.68%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            35%               55%         65%         43%           66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.28 and the ratio of net investment income to average net assets would have been 1.95%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $369,437,197.
(e)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                           MARKET
                                               SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.51%

AUSTRIA-1.22%

Gericom A.G. (Computer Hardware)                 1,800   $    52,255
--------------------------------------------------------------------
Palfinger A.G. (Industrial Machinery)            2,900        89,743
====================================================================
                                                             141,998
====================================================================

BELGIUM-2.43%

EVS Broadcast Equipment S.A. (Electrical
  Components & Equipment)                        2,300        58,484
--------------------------------------------------------------------
Omega Pharma S.A. (Health Care Supplies)         5,800       223,682
====================================================================
                                                             282,166
====================================================================

FINLAND-3.52%

Oyj Hartwall Abp (Brewers)(a)                    8,700       139,887
--------------------------------------------------------------------
Vacon Oyj (Electrical Components & Equipment)   31,300       267,952
====================================================================
                                                             407,839
====================================================================

FRANCE-27.12%

Altedia (Employment Services)                    4,750       144,537
--------------------------------------------------------------------
April Group (Insurance Brokers)                 10,300       183,336
--------------------------------------------------------------------
Arkopharma (Packaged Foods)                        940       113,456
--------------------------------------------------------------------
Beneteau (Leisure Products)                      1,200       111,883
--------------------------------------------------------------------
Bonduelle SCA (Packaged Foods)                   5,450       194,940
--------------------------------------------------------------------
Brime Technologies (Diversified Commercial
  Services)(a)                                   3,900       157,183
--------------------------------------------------------------------
Camaieu (Apparel Retail)                         8,200       166,738
--------------------------------------------------------------------
Christian Dalloz (Industrial Machinery)(a)       1,700       154,899
--------------------------------------------------------------------
Deveaux S.A. (Home Furnishings)                  2,400       167,418
--------------------------------------------------------------------
Marionnaud Parfumeries (Specialty Stores)(a)     1,700       150,432
--------------------------------------------------------------------
Marionnaud Parfumeries-Rts., expires 06/30/02
  (Specialty Stores)(b)                          1,700         1,383
--------------------------------------------------------------------
MEDIDEP S.A. (Health Care Distributors &
  Services)(a)                                   3,000       305,136
--------------------------------------------------------------------
Penauille Polyservices (Diversified
  Commercial Services)                           1,000        56,789
--------------------------------------------------------------------
Pinguely-Haulotte (Construction & Farm
  Machinery)                                     7,500       122,372
--------------------------------------------------------------------
Riber S.A. (Electronic Equipment &
  Instruments)(a)                                3,650        20,109
--------------------------------------------------------------------
Royal Canin S.A. (Packaged Foods)                1,300       121,097
--------------------------------------------------------------------
Seche Environnement (Environmental Services)     1,650       130,764
--------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(a)       10,770       176,548
--------------------------------------------------------------------
Solving International S.A. (Diversified
  Commercial Services)(a)                        1,900       112,731
--------------------------------------------------------------------
TRIGANO (Automobile Manufacturers)               3,990       135,277
--------------------------------------------------------------------
UBI Soft Entertainment S.A. (Application
  Software)(a)                                   1,900        64,595
--------------------------------------------------------------------
Vallourec S.A. (Industrial Machinery)(a)         3,300       183,209
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
FRANCE-(CONTINUED)

Zodiac S.A. (Aerospace & Defense)                  700   $   170,164
====================================================================
                                                           3,144,996
====================================================================

GERMANY-6.48%

ELMOS Semiconductor A.G. (Electronic
  Equipment & Instruments)(a)                    6,100       111,163
--------------------------------------------------------------------
FJA A.G. (Electronic Equipment & Instruments)    2,000       116,799
--------------------------------------------------------------------
Gfk A.G. (Diversified Commercial Services)       2,260        54,594
--------------------------------------------------------------------
Hugo Boss A.G.-Pfd (Apparel & Accessories)         675       188,803
--------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                  4,300       125,741
--------------------------------------------------------------------
Wedeco A.G. Water Technology (Water
  Utilities)(a)                                  4,600       153,814
====================================================================
                                                             750,914
====================================================================

GREECE-1.25%

Folli-Follie (Apparel & Accessories)             7,700       144,497
====================================================================

IRELAND-5.97%

Anglo Irish Bank Corp. PLC (Banks)(a)           77,800       296,085
--------------------------------------------------------------------
Grafton Group PLC (Trading Companies &
  Distributors)                                 65,900       189,355
--------------------------------------------------------------------
IFG Group PLC (Diversified Financial
  Services)                                     79,800       206,297
====================================================================
                                                             691,737
====================================================================

ITALY-1.03%

Tod's S.p.A. (Apparel & Accessories)(a)          3,000       119,766
====================================================================

NETHERLANDS-5.18%

Fugro N.V. (Oil & Gas Equipment & Services)      3,200       178,471
--------------------------------------------------------------------
Heijmans N.V. (Construction & Engineering)       7,104       139,695
--------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)     4,518       193,771
--------------------------------------------------------------------
Van der Moolen Holding N.V. (Diversified
  Financial Services)                            3,370        88,263
====================================================================
                                                             600,200
====================================================================

NORWAY-2.58%

Tandberg A.S.A. (Electronic Equipment &
  Instruments)(a)                                8,800       111,791
--------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A (Oil & Gas
  Equipment & Services)(a)                      12,600       187,755
====================================================================
                                                             299,546
====================================================================

SPAIN-2.82%

Grupo Auxiliar Metalurgico, S.A. (Gamesa)
  (Aerospace & Defense)(a)                       5,500       117,011
--------------------------------------------------------------------
NH Hoteles, S.A. (Hotels)                       12,700       150,380
--------------------------------------------------------------------
Prosegur, CIA de Seguridad S.A. (Diversified
  Commercial Services)(a)                        4,600        59,459
====================================================================
                                                             326,850
====================================================================

                                                           MARKET
                                               SHARES       VALUE

SWEDEN-13.74%

Biacore International A.B. (Health Care
  Equipment)(a)                                  4,100   $   152,746
--------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Internet Retail)       3,850       144,495
--------------------------------------------------------------------
D. Carnegie & Co. A.B. (Diversified Financial
  Services)(a)                                  19,300       221,033
--------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 15,000       103,486
--------------------------------------------------------------------
Getinge Industrier A.B.-Class B (Health Care
  Equipment)                                    12,400       215,583
--------------------------------------------------------------------
Micronic Laser Systems A.B. (Semiconductor
  Equipment)(a)                                  4,990        95,476
--------------------------------------------------------------------
Nobel Biocare A.B. (Health Care Supplies)        3,700       124,910
--------------------------------------------------------------------
Perbio Science A.B. (Pharmaceuticals)(a)        13,300       165,776
--------------------------------------------------------------------
Q-Med A.B. (Health Care Equipment)(a)           12,400       195,621
--------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    37,200       174,519
====================================================================
                                                           1,593,645
====================================================================

SWITZERLAND-1.20%

Tecan A.G. (Health Care Equipment)               1,680       139,307
====================================================================

UNITED KINGDOM-21.97%

Amey PLC (Diversified Commercial Services)      23,800       116,809
--------------------------------------------------------------------
Arcadia Group PLC (Apparel Retail)(a)           41,500       167,151
--------------------------------------------------------------------
Chemring Group PLC (Aerospace & Defense)        18,300        86,336
--------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)                          109,700       164,919
--------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               13,400       106,622
--------------------------------------------------------------------
Fitness First PLC (Diversified Commercial
  Services)(a)                                  21,900       180,424
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
UNITED KINGDOM-(CONTINUED)

Geest PLC (Agricultural Products)               20,500   $   197,039
--------------------------------------------------------------------
iSoft Group PLC (Application Software)          69,200       241,687
--------------------------------------------------------------------
JJB Sports PLC (Apparel Retail)(a)               5,600        64,235
--------------------------------------------------------------------
John David Sports PLC (Apparel Retail)          42,310       201,994
--------------------------------------------------------------------
Luminar PLC (Restaurants)                        5,400        66,922
--------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)      98,800       162,446
--------------------------------------------------------------------
Pace Micro Technology PLC (Consumer
  Electronics)                                  12,270        66,009
--------------------------------------------------------------------
RPS Group PLC (Environmental Services)          48,733       115,300
--------------------------------------------------------------------
SFI Group PLC (Restaurants)                     56,500       188,578
--------------------------------------------------------------------
Torex PLC (Consumer Finance)                    14,700       132,493
--------------------------------------------------------------------
Victrex PLC (Diversified Chemicals)             12,900        71,170
--------------------------------------------------------------------
Wellington Underwriting PLC (Property &
  Casualty Insurance)                           40,800        90,785
--------------------------------------------------------------------
WSP Group PLC (Construction & Engineering)      19,900       126,954
====================================================================
                                                           2,547,873
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $11,493,609)                        11,191,334
====================================================================

MONEY MARKET FUNDS-1.25%

STIC Liquid Assets Portfolio(c)                 72,425        72,425
--------------------------------------------------------------------
STIC Prime Portfolio(c)                         72,425        72,425
====================================================================
    Total Money Market Funds (Cost $144,850)                 144,850
====================================================================
TOTAL INVESTMENTS--97.76% (Cost $11,638,459)              11,336,184
====================================================================
OTHER ASSETS LESS LIABILITIES--2.24%                         259,203
====================================================================
NET ASSETS-100.00%                                       $11,595,387
____________________________________________________________________
====================================================================

Investment Abbreviations:

Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Acquired as part of a unit with or in exchange for other securities.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $11,638,459)                                   $11,336,184
------------------------------------------------------------
Foreign currencies, at value (cost $171,461)         170,604
------------------------------------------------------------
Receivables for:
  Investments sold                                    82,196
------------------------------------------------------------
  Fund shares sold                                     1,861
------------------------------------------------------------
  Dividends                                           13,000
------------------------------------------------------------
Due from Advisor                                      30,015
------------------------------------------------------------
Investment for deferred compensation plan              4,638
------------------------------------------------------------
Other assets                                          43,143
============================================================
    Total assets                                  11,681,641
============================================================

LIABILITIES:

Payables for:
  Investments purchased                               19,182
------------------------------------------------------------
  Fund shares reacquired                                 906
------------------------------------------------------------
  Deferred compensation plan                           4,638
------------------------------------------------------------
Accrued distribution fees                             10,430
------------------------------------------------------------
Accrued transfer agent fees                            5,128
------------------------------------------------------------
Accrued operating expenses                            45,970
============================================================
    Total liabilities                                 86,254
============================================================
Net assets applicable to shares outstanding      $11,595,387
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $ 8,119,369
____________________________________________________________
============================================================
Class B                                          $ 2,459,089
____________________________________________________________
============================================================
Class C                                          $ 1,016,929
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            1,120,900
____________________________________________________________
============================================================
Class B                                              340,641
____________________________________________________________
============================================================
Class C                                              140,927
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      7.24
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.24 4 94.50%)          $      7.66
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                        $      7.22
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                        $      7.22
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $11,753)                                       $    83,129
------------------------------------------------------------
Dividends from affiliated money market funds          19,337
------------------------------------------------------------
Interest                                                  65
============================================================
    Total investment income                          102,531
============================================================

EXPENSES:

Advisory fees                                         58,793
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        57,217
------------------------------------------------------------
Distribution fees -- Class A                          15,053
------------------------------------------------------------
Distribution fees -- Class B                          13,293
------------------------------------------------------------
Distribution fees -- Class C                           5,490
------------------------------------------------------------
Interest                                                 894
------------------------------------------------------------
Transfer agent fees -- Class A                        13,683
------------------------------------------------------------
Transfer agent fees -- Class B                         5,035
------------------------------------------------------------
Transfer agent fees -- Class C                         2,079
------------------------------------------------------------
Registration and filing fees                          72,149
------------------------------------------------------------
Professional fees                                     25,804
------------------------------------------------------------
Trustees' fees                                         4,754
------------------------------------------------------------
Other                                                 15,090
============================================================
    Total expenses                                   314,129
============================================================
Less: Fees waived and expenses reimbursed           (176,158)
------------------------------------------------------------
    Expenses paid indirectly                            (102)
============================================================
    Net expenses                                     137,869
============================================================
Net investment income (loss)                         (35,338)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (2,371,769)
------------------------------------------------------------
  Foreign currencies                                     251
============================================================
                                                  (2,371,518)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (541,058)
------------------------------------------------------------
  Foreign currencies                                  (2,150)
============================================================
                                                    (543,208)
============================================================
Net gain (loss) from investment securities
  and foreign currencies:                         (2,914,726)
============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(2,950,064)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000
(Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2001            2000
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (35,338)   $   (43,238)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (2,371,518)      (588,978)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (543,208)       238,944
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (2,950,064)      (393,272)
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (38,008)
-----------------------------------------------------------------------------------------
  Class B                                                              --         (9,040)
-----------------------------------------------------------------------------------------
  Class C                                                              --         (3,158)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,568,924      8,921,798
-----------------------------------------------------------------------------------------
  Class B                                                         258,174      2,932,808
-----------------------------------------------------------------------------------------
  Class C                                                         189,041      1,118,184
=========================================================================================
    Net increase (decrease) in net assets                        (933,925)    12,529,312
=========================================================================================

NET ASSETS:

  Beginning of period                                          12,529,312             --
=========================================================================================
  End of period                                               $11,595,387    $12,529,312
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $14,978,336    $12,962,197
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (74,378)       (39,040)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (3,004,307)      (632,789)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            (304,264)       238,944
=========================================================================================
                                                              $11,595,387    $12,529,312
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $220,935 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, through the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $58,793 and reimbursed expenses of $117,365.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $11,914 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $15,053, $13,293 and $5,490, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,397 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $16,708 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,732 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $102 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $102.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $12,634,815 and $9,902,815, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 551,124
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (853,399)
========================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(302,275)
________________________________________________________
========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                   JUNE 30, 2001            DECEMBER 31, 2000
                                               ----------------------    ------------------------
                                                SHARES       AMOUNT       SHARES        AMOUNT
                                               --------    ----------    ---------    -----------
Sold:
  Class A                                       691,061    $5,671,861    1,020,627    $ 9,668,343
-------------------------------------------------------------------------------------------------
  Class B                                        57,890       489,143      314,840      2,969,953
-------------------------------------------------------------------------------------------------
  Class C                                       164,626     1,317,287      119,558      1,140,988
=================================================================================================
Issued as reinvestment of dividends:
  Class A                                            --            --        4,177         37,222
-------------------------------------------------------------------------------------------------
  Class B                                            --            --        1,014          9,037
-------------------------------------------------------------------------------------------------
  Class C                                            --            --          353          3,141
=================================================================================================
Reacquired:
  Class A                                      (508,462)   (4,102,937)     (86,503)      (783,767)
-------------------------------------------------------------------------------------------------
  Class B                                       (27,974)     (230,969)      (5,129)       (46,182)
-------------------------------------------------------------------------------------------------
  Class C                                      (140,688)   (1,128,246)      (2,922)       (25,945)
=================================================================================================
                                                236,453    $2,016,139    1,366,015    $12,972,790
_________________________________________________________________________________________________
=================================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.17              $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                               (0.01)              (0.04)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.92)              (0.74)
==================================================================================================
    Total from investment operations                                (1.93)              (0.78)
==================================================================================================
Less distributions from net investment income                          --               (0.05)
==================================================================================================
Net asset value, end of period                                    $  7.24              $ 9.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (21.05)%             (7.84)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 8,119              $8,606
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.02%(c)            2.07%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                4.87%(c)            6.28%(d)
==================================================================================================
Ratio of net investment loss to average net assets                  (0.36)%(c)          (1.28)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                86%                 25%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,672,790.
(d)  Annualized.

                                                                            CLASS B
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.17              $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)              (0.06)
--------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (1.91)              (0.74)
==================================================================================================
    Total from investment operations                                (1.95)              (0.80)
==================================================================================================
Less distributions from net investment income                          --               (0.03)
==================================================================================================
Net asset value, end of period                                    $  7.22              $ 9.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (21.27)%             (7.99)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 2,459              $2,851
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.73%(c)            2.77%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                5.58%(c)            6.98%(d)
==================================================================================================
Ratio of net investment loss to average net assets                  (1.07)%(c)          (1.98)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                86%                 25%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,680,627.
(d)  Annualized.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.17              $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)              (0.06)
--------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (1.91)              (0.74)
==================================================================================================
    Total from investment operations                                (1.95)              (0.80)
==================================================================================================
Less distributions from net investment income                          --               (0.03)
==================================================================================================
Net asset value, end of period                                    $  7.22              $ 9.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (21.27)%             (7.99)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 1,017              $1,073
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.73%(c)            2.77%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                5.58%(c)            6.98%(d)
==================================================================================================
Ratio of net investment loss to average net assets                  (1.07)%(c)          (1.98)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                86%                 25%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,107,218.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC STOCKS-73.09%

APPLICATION SOFTWARE-0.18%

Henry (Jack) & Associates, Inc.                    21,700   $    672,700
========================================================================

BROADCASTING & CABLE TV-1.32%

General Motors Corp.-Class H(a)                    58,500      1,184,625
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           88,100      3,768,918
========================================================================
                                                               4,953,543
========================================================================

CONSTRUCTION & ENGINEERING-0.72%

Quanta Services, Inc.(a)                          122,200      2,693,288
========================================================================

DIVERSIFIED METALS & MINING-0.53%

Peabody Energy Corp.(a)                            61,000      1,997,750
========================================================================

ELECTRIC UTILITIES-35.33%

AES Corp. (The)(a)                                145,800      6,276,690
------------------------------------------------------------------------
Allegheny Energy, Inc.                            286,000     13,799,500
------------------------------------------------------------------------
Calpine Corp.(a)                                   82,000      3,099,600
------------------------------------------------------------------------
Constellation Energy Group, Inc.                  268,000     11,416,800
------------------------------------------------------------------------
DTE Energy Co.                                    172,000      7,987,680
------------------------------------------------------------------------
Duke Energy Corp.                                 282,000     11,000,820
------------------------------------------------------------------------
Edison International(a)                           216,000      2,408,400
------------------------------------------------------------------------
Exelon Corp.                                      185,000     11,862,200
------------------------------------------------------------------------
FPL Group, Inc.                                   175,000     10,536,750
------------------------------------------------------------------------
Mirant Corp.(a)                                   161,850      5,567,640
------------------------------------------------------------------------
Montana Power Co. (The)(a)                        141,100      1,636,760
------------------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)                   510,300      9,027,207
------------------------------------------------------------------------
NRG Energy, Inc.(a)                               283,300      6,255,264
------------------------------------------------------------------------
PG&E Corp.(a)                                     170,000      1,904,000
------------------------------------------------------------------------
Pinnacle West Capital Corp.                       273,600     12,968,640
------------------------------------------------------------------------
Public Service Enterprise Group Inc.               43,000      2,102,700
------------------------------------------------------------------------
Reliant Energy, Inc.                              163,000      5,250,230
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                         56,000      1,383,200
------------------------------------------------------------------------
Southern Co. (The)                                 62,500      1,453,125
------------------------------------------------------------------------
Xcel Energy, Inc.                                 226,000      6,429,700
========================================================================
                                                             132,366,906
========================================================================

GAS UTILITIES-6.20%

El Paso Corp.                                      72,900      3,830,166
------------------------------------------------------------------------
El Paso Energy Cap Trust I-$2.38 Conv. Pfd.        74,500      4,898,375
------------------------------------------------------------------------
KeySpan Corp.                                      75,000      2,736,000
------------------------------------------------------------------------
NiSource Inc.                                     431,000     11,779,230
========================================================================
                                                              23,243,771
========================================================================

HEAVY ELECTRICAL EQUIPMENT-0.62%

Active Power, Inc.(a)                              65,500      1,092,540
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
HEAVY ELECTRICAL EQUIPMENT-(CONTINUED)

Global Power Equipment Group Inc.(a)               42,400   $  1,242,320
========================================================================
                                                               2,334,860
========================================================================

INTEGRATED OIL & GAS-0.88%

Chevron Corp.                                      36,500      3,303,250
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-12.45%

BellSouth Corp.                                   181,000      7,288,870
------------------------------------------------------------------------
Broadwing Inc.(a)                                 383,344      9,372,761
------------------------------------------------------------------------
McLeodUSA Inc.-Class A(a)                         395,400      1,814,886
------------------------------------------------------------------------
Qwest Communications International Inc.           152,100      4,847,427
------------------------------------------------------------------------
SBC Communications Inc.                           366,693     14,689,721
------------------------------------------------------------------------
Time Warner Telecom Inc.-Class A(a)                68,700      2,302,824
------------------------------------------------------------------------
Verizon Communications Inc.                       118,462      6,337,717
========================================================================
                                                              46,654,206
========================================================================

INTERNET SOFTWARE & SERVICES-0.31%

Openwave Systems Inc.(a)                           33,600      1,165,920
========================================================================

MULTI-UTILITIES-10.92%

Aquila, Inc.(a)                                    68,200      1,681,130
------------------------------------------------------------------------
Dynegy Inc.-Class A                               272,000     12,648,000
------------------------------------------------------------------------
Energy East Corp.                                 475,200      9,936,432
------------------------------------------------------------------------
Enron Corp.                                       100,200      4,909,800
------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.          30,600      2,203,200
------------------------------------------------------------------------
Williams Cos., Inc. (The)                         289,200      9,529,140
========================================================================
                                                              40,907,702
========================================================================

NETWORKING EQUIPMENT-0.54%

Cisco Systems, Inc.(a)                             70,700      1,286,740
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                          23,700        737,070
========================================================================
                                                               2,023,810
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.51%

BJ Services Co.(a)                                 67,000      1,901,460
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.29%

Anadarko Petroleum Corp.                           39,800      2,150,394
------------------------------------------------------------------------
Apache Corp.                                       52,700      2,674,525
========================================================================
                                                               4,824,919
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.63%

Comverse Technology, Inc.(a)                       19,000      1,094,780
------------------------------------------------------------------------
JDS Uniphase Corp.(a)                              99,900      1,248,750
========================================================================
                                                               2,343,530
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

WIRELESS TELECOMMUNICATION SERVICES-0.66%

MediaOne Group, Inc.-$3.04 Conv. Pfd.              29,200   $    785,480
------------------------------------------------------------------------
Western Wireless Corp.-Class A(a)                  39,700      1,707,100
========================================================================
                                                               2,492,580
========================================================================
    Total Domestic Stocks (Cost $218,641,818)                273,880,195
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-13.67%

BRAZIL-0.74%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                            370,000      2,778,700
========================================================================

CANADA-1.24%

Nortel Networks Corp. (Telecommunications
  Equipment)                                       53,500        486,315
------------------------------------------------------------------------
TELUS Corp. (Integrated Telecommunication
  Services)                                        55,382      1,247,490
------------------------------------------------------------------------
TELUS Corp.-Class A (Integrated
  Telecommunication Services)                      18,460        400,739
------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)             106,300      2,502,302
========================================================================
                                                               4,636,846
========================================================================

FINLAND-0.49%

Nokia Oyj-ADR (Telecommunications Equipment)       83,100      1,831,524
========================================================================

FRANCE-1.60%

Suez S.A. (Multi-Utilities)                       124,500      4,009,996
------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)           14,000      1,962,703
========================================================================
                                                               5,972,699
========================================================================

GERMANY-0.70%

E.On A.G. (Electric Utilities)                     50,560      2,631,276
========================================================================

ITALY-1.29%

ACEA S.p.A. (Multi-Utilities)                     388,800      2,916,490
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     400,400      1,914,098
========================================================================
                                                               4,830,588
========================================================================

JAPAN-0.83%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                           179      3,114,416
========================================================================

SOUTH KOREA-0.46%

Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                      77,800      1,710,044
========================================================================

SPAIN-2.14%

Endesa, S.A. (Electric Utilities)                 227,000      3,624,914
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  355,838      4,391,417
========================================================================
                                                               8,016,331
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

UNITED KINGDOM-4.18%

Amdocs Ltd. (Application Software)(a)              55,700   $  2,999,445
------------------------------------------------------------------------
Kelda Group PLC (Water Utilities)                 538,407      2,957,130
------------------------------------------------------------------------
National Grid Group PLC (Electric Utilities)      131,526        970,595
------------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)           711,850      5,243,066
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities)            151,936      1,441,098
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                     930,665      2,064,282
========================================================================
                                                              15,675,616
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $57,539,755)                            51,198,040
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-4.14%

COMPUTER HARDWARE-0.23%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $4,556,330)(b)(c)(d)                         $4,866,000        875,880
========================================================================

ELECTRIC UTILITIES-1.78%

AES Corp. (The), Sr. Unsec. Sub. Notes,
  10.25%, 07/15/06                              1,000,000      1,010,000
------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 10/16/00; Cost $5,422,184)(b)       5,730,000      5,644,107
========================================================================
                                                               6,654,107
========================================================================

GAS UTILITIES-1.26%

Limestone Electron Trust, Sr. Notes, 8.63%,
  03/15/03 (Acquired 03/15/00; Cost
  $4,550,000)(b)                                4,550,000      4,728,860
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.52%

AT&T Corp., Unsec. Notes, 7.75%, 03/01/07       1,850,000      1,945,664
========================================================================

MULTI-UTILITIES-0.35%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18   1,400,000      1,315,566
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $18,847,949)                                15,520,077
========================================================================

                                               PRINCIPAL
                                               AMOUNT(e)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-1.85%

CANADA-0.43%

Teleglobe Canada Inc. (Integrated
  Telecommunication Services), Unsec. Deb.,
  8.35%, 06/20/03                   CAD         2,400,000      1,629,133
========================================================================

UNITED KINGDOM-1.42%

National Grid Co. PLC (Electric Utilities),
  Conv. Bonds, 4.25%, 02/17/08 (Acquired
  02/05/98; Cost $4,574,700)(b) GBP             2,760,000      5,302,131
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $6,372,034)                                  6,931,264
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-6.57%

STIC Liquid Assets Portfolio(f)                12,310,642   $ 12,310,642
------------------------------------------------------------------------
STIC Prime Portfolio(f)                        12,310,642   $ 12,310,642
========================================================================
    Total Money Market Funds (Cost
      $24,621,284)                                            24,621,284
========================================================================
TOTAL INVESTMENTS-99.32% (Cost $326,022,840)                 372,150,860
========================================================================
OTHER ASSETS LESS LIABILITIES-0.68%                            2,558,071
========================================================================
NET ASSETS-100.00%                                          $374,708,931
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Deb.    - Debentures
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $16,550,978, which represented 4.42% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $326,022,840)*                                $372,150,860
------------------------------------------------------------
Foreign currencies, at value (cost $1,909,738)     1,911,135
------------------------------------------------------------
Receivables for:
  Investments sold                                    86,997
------------------------------------------------------------
  Fund shares sold                                   412,233
------------------------------------------------------------
  Dividends and interest                           1,019,087
------------------------------------------------------------
Investment for deferred compensation plan             43,755
------------------------------------------------------------
Collateral for securities loaned                  43,681,038
------------------------------------------------------------
Other assets                                          26,262
============================================================
    Total assets                                 419,331,367
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             484,260
------------------------------------------------------------
  Dividends                                              146
------------------------------------------------------------
  Deferred compensation plan                          43,755
------------------------------------------------------------
  Collateral upon return of securities loaned     43,681,038
------------------------------------------------------------
Accrued distribution fees                            345,959
------------------------------------------------------------
Accrued trustees' fees                                 1,311
------------------------------------------------------------
Accrued transfer agent fees                           13,362
------------------------------------------------------------
Accrued operating expenses                            52,605
============================================================
    Total liabilities                             44,622,436
============================================================
Net assets applicable to shares outstanding     $374,708,931
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $223,568,392
____________________________________________________________
============================================================
Class B                                         $135,530,882
____________________________________________________________
============================================================
Class C                                         $ 15,609,657
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           11,521,561
____________________________________________________________
============================================================
Class B                                            7,003,890
____________________________________________________________
============================================================
Class C                                              807,158
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      19.40
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $19.40 divided by
      94.50%)                                   $      20.53
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      19.35
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      19.34
____________________________________________________________
============================================================

* At June 30, 2001, securities with an aggregate market value of $43,252,862 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $87,339)                                      $  3,618,872
------------------------------------------------------------
Dividends from affiliated money market funds         759,140
------------------------------------------------------------
Interest                                             741,956
------------------------------------------------------------
Security lending income                               14,334
============================================================
    Total investment income                        5,134,302
============================================================

EXPENSES:

Advisory fees                                      1,122,768
------------------------------------------------------------
Administrative services fees                          50,861
------------------------------------------------------------
Custodian fees                                        39,472
------------------------------------------------------------
Distribution fees -- Class A                         305,205
------------------------------------------------------------
Distribution fees -- Class B                         738,566
------------------------------------------------------------
Distribution fees -- Class C                          84,140
------------------------------------------------------------
Transfer agent fees -- Class A                       157,394
------------------------------------------------------------
Transfer agent fees -- Class B                       102,897
------------------------------------------------------------
Transfer agent fees -- Class C                        11,723
------------------------------------------------------------
Trustees' fees                                         6,449
------------------------------------------------------------
Other                                                101,594
============================================================
    Total expenses                                 2,721,069
============================================================
Less: Expenses paid indirectly                        (4,162)
============================================================
    Net expenses                                   2,716,907
============================================================
Net investment income                              2,417,395
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            2,567,293
------------------------------------------------------------
  Foreign currencies                                (108,508)
------------------------------------------------------------
  Option contracts written                           226,433
============================================================
                                                   2,685,218
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (62,661,666)
------------------------------------------------------------
  Foreign currencies                                 (13,383)
============================================================
                                                 (62,675,049)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (59,989,831)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(57,572,436)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  2,417,395    $  4,203,120
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              2,685,218      45,142,732
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies              (62,675,049)    (68,125,918)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (57,572,436)    (18,780,066)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,681,740)     (2,905,816)
------------------------------------------------------------------------------------------
  Class B                                                         (460,493)       (587,054)
------------------------------------------------------------------------------------------
  Class C                                                          (53,107)        (56,822)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --     (28,679,886)
------------------------------------------------------------------------------------------
  Class B                                                               --     (17,296,532)
------------------------------------------------------------------------------------------
  Class C                                                               --      (1,858,159)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (7,950,038)     70,873,896
------------------------------------------------------------------------------------------
  Class B                                                       (3,688,590)     43,074,650
------------------------------------------------------------------------------------------
  Class C                                                          368,476      14,197,274
==========================================================================================
    Net increase (decrease) in net assets                      (71,037,928)     57,981,485
==========================================================================================

NET ASSETS:

  Beginning of period                                          445,746,859     387,765,374
==========================================================================================
  End of period                                               $374,708,931    $445,746,859
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $322,535,619    $333,805,771
------------------------------------------------------------------------------------------
  Undistributed net investment income                              241,486         126,568
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts          5,810,536       3,125,318
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          46,121,290     108,689,202
==========================================================================================
                                                              $374,708,931    $445,746,859
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $107,137 reduction in the cost of securities and a corresponding $107,137 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
    The effect of this change in 2001 was to decrease net investment income by $7,514, increase net unrealized gains and losses by $6,178 and increase net realized gains and losses by $1,336. As a result, the net investment income per share, the net realized and unrealized gains and losses per share and the ratio of net investment income to average net assets remained unchanged.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $50,861 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $196,098 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $305,205, $738,566 and $84,140, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $50,233 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $8,023 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended June 30, 2001, the Fund paid legal fees of $1,500 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,762 and reductions in custodian fees of $400 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,162.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $43,252,862 were on loan to brokers. The loans were secured by cash collateral of $43,681,038 received by the Fund and subsequently invested in affiliated money market funds as follows: $21,840,519 in STIC Liquid Assets Portfolio and $21,840,519 in STIC Prime Portfolio. For the six months ended June 30, 2001, the Fund received fees of $14,334 for securities lending.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $32,509,087 and $50,461,651, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 78,797,157
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (32,730,602)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 46,066,555
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $326,084,305.


NOTE 9-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of period                    --       $      --
---------------------------------------------------------
Written                               336         226,433
---------------------------------------------------------
Expired                              (336)       (226,433)
=========================================================
End of period                          --       $      --
_________________________________________________________
=========================================================

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                    JUNE 30, 2001               DECEMBER 31, 2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,061,876    $ 22,570,036     3,794,538    $106,076,315
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        591,164      12,461,287     1,986,260      53,880,447
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        149,383       3,159,214       558,391      15,179,433
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         77,264       1,528,964     1,299,861      29,276,481
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         20,081         394,838       717,979      15,980,083
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          2,421          47,753        81,046       1,800,992
======================================================================================================================
Reacquired:
  Class A                                                     (1,518,580)    (32,049,038)   (2,334,702)    (64,478,900)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (791,868)    (16,544,715)     (998,532)    (26,785,880)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (137,069)     (2,838,491)     (104,539)     (2,783,151)
======================================================================================================================
                                                                (545,328)   $(11,270,152)    5,000,302    $128,145,820
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2001          2000(a)     1999(a)       1998        1997        1996
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  22.45        $  26.08    $  21.01    $  19.26    $  16.01    $  14.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.15(b)         0.33        0.38        0.48        0.47        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (3.05)          (1.00)       6.60        2.53        3.26        1.43
=================================================================================================================================
    Total from investment operations                        (2.90)          (0.67)       6.98        3.01        3.73        1.98
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.15)          (0.28)      (0.35)      (0.46)      (0.47)      (0.56)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --           (2.68)      (1.56)      (0.80)      (0.01)         --
=================================================================================================================================
    Total distributions                                     (0.15)          (2.96)      (1.91)      (1.26)      (0.48)      (0.56)
=================================================================================================================================
Net asset value, end of period                           $  19.40        $  22.45    $  26.08    $  21.01    $  19.26    $  16.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            (12.95)%         (2.54)%     34.15%      16.01%      23.70%      13.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $223,568        $267,200    $238,432    $196,665    $179,456    $164,001
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.03%(d)        1.03%       1.10%       1.06%       1.13%       1.17%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     1.44%(b)(d)     1.23%       1.69%       2.39%       2.79%       3.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                         8%             52%         37%         38%         26%         48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.15 and the ratio of net investment income to average net assets would have been 1.44%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $246,187,277.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        ------------------------------------------------------
                                                             2001          2000(a)     1999(a)       1998       1997       1996
                                                       ----------------    --------    --------    --------    -------    -------
Net asset value, beginning of period                       $  22.38        $  26.03    $  20.98    $  19.24    $ 16.01    $ 14.60
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.07(b)         0.13        0.21        0.33       0.34       0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (3.03)          (1.01)       6.59        2.53       3.25       1.44
=================================================================================================================================
    Total from investment operations                          (2.96)          (0.88)       6.80        2.86       3.59       1.86
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.07)          (0.09)      (0.19)      (0.32)     (0.35)     (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --           (2.68)      (1.56)      (0.80)     (0.01)        --
=================================================================================================================================
    Total distributions                                       (0.07)          (2.77)      (1.75)      (1.12)     (0.36)     (0.45)
=================================================================================================================================
Net asset value, end of period                             $  19.35        $  22.38    $  26.03    $  20.98    $ 19.24    $ 16.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              (13.25)%         (3.28)%     33.16%      15.14%     22.74%     12.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $135,531        $160,820    $142,632    $111,866    $94,227    $79,530
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.79%(d)        1.80%       1.84%       1.81%      1.91%      1.96%
=================================================================================================================================
Ratio of net investment income to average net assets           0.68%(b)(d)     0.46%       0.95%       1.64%      2.01%      2.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           8%             52%         37%         38%        26%        48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.68%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $148,937,342.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                                                                   (DATE SALES
                                                              SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,       COMMENCED) TO
                                                                  JUNE 30,        ----------------------------     DECEMBER 31,
                                                                    2001          2000(a)    1999(a)     1998          1997
                                                              ----------------    -------    -------    ------    --------------
Net asset value, beginning of period                              $ 22.37         $ 26.02    $20.97     $19.24        $17.67
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.07(b)         0.13      0.21       0.33          0.13
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (3.03)          (1.01)     6.59       2.52          1.58
================================================================================================================================
    Total from investment operations                                (2.96)          (0.88)     6.80       2.85          1.71
================================================================================================================================
Less distributions:
  Dividends from net investment income                              (0.07)          (0.09)    (0.19)     (0.32)        (0.13)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                --           (2.68)    (1.56)     (0.80)        (0.01)
================================================================================================================================
    Total distributions                                             (0.07)          (2.77)    (1.75)     (1.12)        (0.14)
================================================================================================================================
Net asset value, end of period                                    $ 19.34         $ 22.37    $26.02     $20.97        $19.24
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                    (13.26)%         (3.28)%   33.18%     15.09%         9.74%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $15,610         $17,727    $6,702     $2,994        $1,183
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                              1.79%(d)        1.80%     1.84%      1.81%         1.90%(e)
================================================================================================================================
Ratio of net investment income to average net assets                 0.68%(b)(d)     0.46%     0.95%      1.64%         2.02%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                                 8%             52%       37%        38%           26%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.68%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $16,967,557.
(e)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                           MARKET
                                               SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.11%

AUSTRALIA-3.88%

Computershare Ltd. (Data Processing Services)   42,000   $   131,746
--------------------------------------------------------------------
CSL Ltd. (Pharmaceuticals)                       5,100       124,080
--------------------------------------------------------------------
ERG Ltd. (Electronic Equipment & Instruments)  201,000       147,629
--------------------------------------------------------------------
Securenet Ltd. (Internet Software &
  Services)(a)                                  36,700        27,517
====================================================================
                                                             430,972
====================================================================

AUSTRIA-0.58%

Gericom A.G. (Computer Hardware)                 2,200        63,867
====================================================================

BELGIUM-1.91%

Omega Pharma S.A. (Health Care Supplies)         5,500       212,112
====================================================================

CANADA-18.26%

Alimentation Couche-Tard Inc.-Class B (Food
  Retail)(a)                                     6,800       141,079
--------------------------------------------------------------------
Boralex, Inc.-Class A (Electric Utilities)(a)   17,100       106,431
--------------------------------------------------------------------
CHC Helicopter Corp.-Class A (Airlines)(a)       4,500        59,277
--------------------------------------------------------------------
Cognicase Inc. (Application Software)(a)        21,100       113,956
--------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                   9,900       218,435
--------------------------------------------------------------------
Forzani Group Ltd. (The)-Class A (Specialty
  Stores)(a)                                    58,000       343,806
--------------------------------------------------------------------
Heroux-Devtek Inc. (Wireless
  Telecommunication Services)(a)                22,100       136,970
--------------------------------------------------------------------
Home Capital Group, Inc. (Diversified
  Financial Services)                           22,400       130,124
--------------------------------------------------------------------
Reitmans Ltd.-Class A (Apparel Retail)          12,600       165,975
--------------------------------------------------------------------
Richelieu Hardware Ltd. (Distributors)(a)       13,500       173,385
--------------------------------------------------------------------
Tesco Corp. (Oil & Gas Equipment &
  Services)(a)                                  14,800       166,686
--------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)(a)                                11,700       144,487
--------------------------------------------------------------------
Van Houtte Inc. (Packaged Foods)(a)              6,300       125,519
====================================================================
                                                           2,026,130
====================================================================

CHINA-4.23%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(a)                                  14,300       282,425
--------------------------------------------------------------------
Travelsky Technology Ltd. (Diversified
  Commercial Services)(a)                      185,000       187,377
====================================================================
                                                             469,802
====================================================================

DENMARK-1.46%

Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                     3,480       162,435
====================================================================

FINLAND-3.08%

Oyj Hartwall Abp (Brewers)(a)                    8,100       130,240
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
FINLAND-(CONTINUED)

Vacon Oyj (Electrical Components & Equipment)   24,700   $   211,451
====================================================================
                                                             341,691
====================================================================

FRANCE-11.07%

Altedia (Employment Services)                    3,600       109,544
--------------------------------------------------------------------
April Group (Insurance Brokers)                  6,000       106,798
--------------------------------------------------------------------
Arkopharma (Packaged Foods)                        800        96,559
--------------------------------------------------------------------
Beneteau (Leisure Products)                      1,000        93,236
--------------------------------------------------------------------
Brime Technologies (Diversified Commercial
  Services)(a)                                   3,600       145,092
--------------------------------------------------------------------
Marionnaud Parfumeries (Specialty Stores)(a)     1,500       132,734
--------------------------------------------------------------------
Marionnaud Parfumeries-Rts., expires 06/30/02
  (Specialty Stores)(b)                          1,500         1,221
--------------------------------------------------------------------
MEDIDEP S.A. (Health Care Distributors &
  Services)(a)                                   2,190       222,749
--------------------------------------------------------------------
Seche Environnement (Environmental Services)     1,450       114,913
--------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(a)        9,055       148,435
--------------------------------------------------------------------
UBI Soft Entertainment S.A. (Application
  Software)(a)                                   1,700        57,795
====================================================================
                                                           1,229,076
====================================================================

GERMANY-5.22%

ELMOS Semiconductor A.G. (Electronic
  Equipment & Instruments)(a)                    3,100        56,492
--------------------------------------------------------------------
FJA A.G. (Electronic Equipment & Instruments)    1,800       105,119
--------------------------------------------------------------------
Hugo Boss A.G.-Pfd (Apparel & Accessories)         570       159,434
--------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                  3,900       114,045
--------------------------------------------------------------------
Wedeco A.G. Water Technology (Water
  Utilities)(a)                                  4,300       143,783
====================================================================
                                                             578,873
====================================================================

GREECE-1.07%

Folli-Follie (Apparel & Accessories)             6,300       118,225
====================================================================

HONG KONG-8.69%

Asia Satellite Telecommunications Holdings
  Ltd. (Broadcasting & Cable TV)                42,000        72,694
--------------------------------------------------------------------
Computer & Technologies Holdings Ltd. (IT
  Consulting & Services)                       226,000        91,996
--------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)(a)  756,000       259,276
--------------------------------------------------------------------
Denway Motors Ltd. (Automobile
  Manufacturers)(a)                            754,400       270,817
--------------------------------------------------------------------
i-CABLE Communications Ltd. (Broadcasting &
  Cable TV)(a)                                 278,000       155,042
--------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)              298,000       114,618
====================================================================
                                                             964,443
====================================================================

INDIA-3.18%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)(a)                          13,500       250,425
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
INDIA-(CONTINUED)

Satyam Computer Services Ltd.-ADR (IT
  Consulting & Services)                        11,700   $   102,141
====================================================================
                                                             352,566
====================================================================

IRELAND-2.56%

Anglo Irish Bank Corp. PLC (Banks)(a)           42,300       160,982
--------------------------------------------------------------------
IFG Group PLC (Diversified Financial
  Services)                                     47,500       122,796
====================================================================
                                                             283,778
====================================================================

ISRAEL-2.19%

Ectel Ltd. (Telecommunications Equipment)(a)    10,200       147,900
--------------------------------------------------------------------
ESC Medical Systems Ltd. (Health Care
  Equipment)(a)                                  3,300        95,205
====================================================================
                                                             243,105
====================================================================

JAPAN-2.45%

Bellsystem24, Inc. (Diversified Commercial
  Services)                                        300        99,342
--------------------------------------------------------------------
Fast Retailing Co. Ltd. (Apparel Retail)           400        69,596
--------------------------------------------------------------------
Yahoo Japan Corp. (Internet Software &
  Services)(a)                                       3       102,951
====================================================================
                                                             271,889
====================================================================

NETHERLANDS-0.72%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                            3,070        80,406
====================================================================

SINGAPORE-1.25%

Datacraft Asia Ltd. (Networking Equipment)      34,000       138,720
====================================================================

SPAIN-0.92%

Grupo Auxiliar Metalurgico, S.A. (Gamesa)
  (Aerospace & Defense)(a)                       4,800       102,119
====================================================================

SWEDEN-6.22%

Biacore International A.B. (Health Care
  Equipment)(a)                                  3,760       140,079
--------------------------------------------------------------------
D. Carnegie & Co. A.B. (Diversified Financial
  Services)(a)                                  15,800       180,949
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
SWEDEN-(CONTINUED)

Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 13,500   $    93,138
--------------------------------------------------------------------
Nobel Biocare A.B. (Health Care Supplies)        3,500       118,158
--------------------------------------------------------------------
Q-Med A.B. (Health Care Equipment)(a)           10,000       157,759
====================================================================
                                                             690,083
====================================================================

SWITZERLAND-0.94%

Tecan A.G. (Health Care Equipment)               1,260       104,480
====================================================================

UNITED KINGDOM-12.23%

Chemring Group PLC (Aerospace & Defense)        21,900       103,320
--------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)                          108,300       162,814
--------------------------------------------------------------------
Geest PLC (Agricultural Products)               12,100       116,301
--------------------------------------------------------------------
iSoft Group PLC (Application Software)          62,300       217,588
--------------------------------------------------------------------
John David Sports PLC (Apparel Retail)          32,100       153,250
--------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                     13,800       186,086
--------------------------------------------------------------------
RPS Group PLC (Environmental Services)          44,800       105,994
--------------------------------------------------------------------
Torex PLC (Consumer Finance)                    16,000       144,210
--------------------------------------------------------------------
Victrex PLC (Diversified Chemicals)             11,600        63,997
--------------------------------------------------------------------
WSP Group PLC (Construction & Engineering)      16,300       103,987
====================================================================
                                                           1,357,547
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $9,845,992)                         10,222,319
====================================================================

MONEY MARKET FUNDS-5.83%

STIC Liquid Assets Portfolio(c)                323,521       323,521
--------------------------------------------------------------------
STIC Prime Portfolio(c)                        323,521       323,521
====================================================================
    Total Money Market Funds (Cost $647,042)                 647,042
====================================================================
TOTAL INVESTMENTS-97.94% (Cost $10,493,034)               10,869,361
====================================================================
OTHER ASSETS LESS LIABILITIES-2.06%                          228,300
====================================================================
NET ASSETS-100.00%                                       $11,097,661
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Acquired as part of a unit with or in exchange for other securities.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $10,493,034)                                   $10,869,361
------------------------------------------------------------
Foreign currencies, at value (cost $192,713)         191,776
------------------------------------------------------------
Receivables for:
  Investments sold                                   145,900
------------------------------------------------------------
  Fund shares sold                                     3,762
------------------------------------------------------------
  Dividends                                           10,230
------------------------------------------------------------
Investment for deferred compensation plan              4,639
------------------------------------------------------------
Due from advisor                                       1,212
------------------------------------------------------------
Other assets                                          37,730
============================================================
    Total assets                                  11,264,610
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              113,329
------------------------------------------------------------
  Fund shares reacquired                                 724
------------------------------------------------------------
  Deferred compensation plan                           4,639
------------------------------------------------------------
Accrued distribution fees                             10,180
------------------------------------------------------------
Accrued transfer agent fees                            4,629
------------------------------------------------------------
Accrued operating expenses                            33,448
============================================================
    Total liabilities                                166,949
============================================================
Net assets applicable to shares outstanding      $11,097,661
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $ 6,459,398
____________________________________________________________
============================================================
Class B                                          $ 1,980,173
____________________________________________________________
============================================================
Class C                                          $ 2,658,090
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                              928,204
____________________________________________________________
============================================================
Class B                                              285,886
____________________________________________________________
============================================================
Class C                                              383,873
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      6.96
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.96 divided by
      94.50%)                                    $      7.37
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                        $      6.93
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                        $      6.92
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $5,627)                                        $    41,825
------------------------------------------------------------
Dividends from affiliated money market funds          15,065
------------------------------------------------------------
Interest                                                 115
============================================================
    Total investment income                           57,005
============================================================

EXPENSES:

Advisory fees                                         50,735
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        42,535
------------------------------------------------------------
Distribution fees -- Class A                          10,465
------------------------------------------------------------
Distribution fees -- Class B                           9,869
------------------------------------------------------------
Distribution fees -- Class C                          13,624
------------------------------------------------------------
Interest                                               1,622
------------------------------------------------------------
Transfer agent fees -- Class A                        10,287
------------------------------------------------------------
Transfer agent fees -- Class B                         3,988
------------------------------------------------------------
Transfer agent fees -- Class C                         5,506
------------------------------------------------------------
Trustees' fees                                         4,834
------------------------------------------------------------
Registration and filing fees                          50,799
------------------------------------------------------------
Professional Fees                                     25,122
------------------------------------------------------------
Other                                                  9,043
============================================================
    Total expenses                                   263,224
============================================================
Less: Fees waived and expenses reimbursed           (138,092)
------------------------------------------------------------
    Expenses paid indirectly                            (105)
============================================================
    Net expenses                                     125,027
============================================================
Net investment income (loss)                         (68,022)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (2,548,756)
------------------------------------------------------------
  Foreign currencies                                   7,842
============================================================
                                                  (2,540,914)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            1,133,580
------------------------------------------------------------
  Foreign currencies                                   1,648
============================================================
                                                   1,135,228
============================================================
Net gain (loss) from investment securities
  and foreign currencies                          (1,405,686)
============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(1,473,708)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000
(Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2001            2000
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (68,022)   $   (29,949)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (2,540,914)      (500,456)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                1,135,228       (759,305)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (1,473,708)    (1,289,710)
=========================================================================================
Share transactions-net:
  Class A                                                       1,691,803      6,385,964
-----------------------------------------------------------------------------------------
  Class B                                                         277,063      2,274,262
-----------------------------------------------------------------------------------------
  Class C                                                         336,105      2,895,882
=========================================================================================
    Net increase in net assets                                    831,263     10,266,398
=========================================================================================

NET ASSETS:

  Beginning of period                                          10,266,398             --
=========================================================================================
  End of period                                               $11,097,661    $10,266,398
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $13,855,763    $11,550,792
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (76,574)        (8,552)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (3,057,451)      (516,537)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             375,923       (759,305)
=========================================================================================
                                                              $11,097,661    $10,266,398
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $161,713 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, through the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $50,735 and reimbursed expenses of $87,357.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $10,416 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $10,465, $9,869 and $13,624, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,237 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $27,969 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $96 and reductions in custodian fees of $9 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $105.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $10,492,781 and $7,833,269, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $1,337,202
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (960,875)
==========================================================================
Net unrealized appreciation of investment securities            $  376,327
__________________________________________________________________________
==========================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                   JUNE 30, 2001            DECEMBER 31, 2000
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    ---------    -----------
Sold:
  Class A                                                      555,459    $ 4,059,716      745,389    $ 6,717,335
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       77,980        589,781      271,186      2,438,175
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      393,483      2,833,045      339,960      2,953,136
=================================================================================================================
Reacquired:
  Class A                                                     (333,399)    (2,367,913)     (39,245)      (331,371)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (42,789)      (312,718)     (20,491)      (163,913)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (342,756)    (2,496,940)      (6,814)       (57,254)
=================================================================================================================
                                                               307,978    $ 2,304,971    1,289,985    $11,556,108
_________________________________________________________________________________________________________________
=================================================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                              -----------------------------------------
                                                                                     AUGUST 31, 2000
                                                                                    (DATE OPERATIONS
                                                              SIX MONTHS ENDED        COMMENCED) TO
                                                                  JUNE 30,            DECEMBER 31,
                                                                    2001                 2000(a)
                                                              ----------------    ---------------------
Net asset value, beginning of period                              $  7.97                $ 10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                               (0.03)                 (0.03)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.98)                 (2.00)
=======================================================================================================
    Total from investment operations                                (1.01)                 (2.03)
=======================================================================================================
Net asset value, end of period                                    $  6.96                $  7.97
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    (12.67)%               (20.30)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 6,459                $ 5,625
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.03%(c)               2.11%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     4.62%(c)               6.83%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets         (0.96)%(c)             (1.09)%(d)
=======================================================================================================
Ratio of interest expense to average net assets                      0.03%(c)               0.00%
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                                77%                    30%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $6,029,376.
(d)  Annualized.

                                                                               CLASS B
                                                              -----------------------------------------
                                                                                     AUGUST 31, 2000
                                                                                    (DATE OPERATIONS
                                                              SIX MONTHS ENDED        COMMENCED) TO
                                                                  JUNE 30,            DECEMBER 31,
                                                                    2001                 2000(a)
                                                              ----------------    ---------------------
Net asset value, beginning of period                              $  7.95                $ 10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.06)                 (0.05)
-------------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.96)                 (2.00)
=======================================================================================================
    Total from investment operations                                (1.02)                 (2.05)
=======================================================================================================
Net asset value, end of period                                    $  6.93                $  7.95
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    (12.83)%               (20.50)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 1,980                $ 1,992
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.74%(c)               2.81%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     5.33%(c)               7.53%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets         (1.67)%(c)             (1.79)%(d)
=======================================================================================================
Ratio of interest expense to average net assets                      0.03%(c)               0.00%
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                                77%                    30%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,990,180.
(d)  Annualized.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  7.95             $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.06)              (0.05)
--------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.97)              (2.00)
==================================================================================================
    Total from investment operations                                (1.03)              (2.05)
==================================================================================================
Net asset value, end of period                                    $  6.92             $  7.95
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (12.96)%            (20.50)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 2,658             $ 2,649
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.74%(c)            2.81%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     5.33%(c)            7.53%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (1.67)%(c)          (1.79)%(d)
==================================================================================================
Ratio of interest expense to average net assets                      0.03%(c)            0.00%
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                77%                 30%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,747,296.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.03%

AEROSPACE & DEFENSE-3.93%

Alliant Techsystems Inc.(a)                        7,600   $   683,240
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               9,600       732,480
----------------------------------------------------------------------
Mercury Computer Systems, Inc.(a)                 39,100     1,724,310
======================================================================
                                                             3,140,030
======================================================================

APPLICATION SOFTWARE-15.67%

Amdocs Ltd. (United Kingdom)(a)                   24,950     1,343,558
----------------------------------------------------------------------
BEA Systems, Inc.(a)                              22,000       675,620
----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   44,700       832,761
----------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                   30,000       930,000
----------------------------------------------------------------------
Lightbridge, Inc.(a)                              32,300       626,620
----------------------------------------------------------------------
Mentor Graphics Corp.(a)                          32,700       572,250
----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      13,000       778,700
----------------------------------------------------------------------
NVIDIA Corp.(a)                                   17,500     1,623,125
----------------------------------------------------------------------
Parametric Technology Corp.(a)                    64,600       903,754
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               40,100     1,974,123
----------------------------------------------------------------------
SERENA Software, Inc.(a)                           6,800       247,112
----------------------------------------------------------------------
Siebel Systems, Inc.(a)                           16,500       773,850
----------------------------------------------------------------------
Synopsys, Inc.(a)                                 25,700     1,243,623
======================================================================
                                                            12,525,096
======================================================================

BIOTECHNOLOGY-8.85%

Cephalon, Inc.(a)                                 10,500       740,250
----------------------------------------------------------------------
COR Therapeutics, Inc.(a)                         39,100     1,192,550
----------------------------------------------------------------------
Genzyme Corp.(a)                                   8,400       512,400
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          23,000     1,338,370
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     33,700     2,281,153
----------------------------------------------------------------------
Invitrogen Corp.(a)                               10,900       782,620
----------------------------------------------------------------------
MedImmune, Inc.(a)                                 4,700       221,840
======================================================================
                                                             7,069,183
======================================================================

COMPUTER HARDWARE-0.97%

Apple Computer, Inc.(a)                           12,500       290,625
----------------------------------------------------------------------
Dell Computer Corp.(a)                            18,700       485,265
======================================================================
                                                               775,890
======================================================================

COMPUTER STORAGE & PERIPHERALS-1.74%

Electronics for Imaging, Inc.(a)                  24,700       728,650
----------------------------------------------------------------------
EMC Corp.(a)                                      22,800       662,340
======================================================================
                                                             1,390,990
======================================================================

DATA PROCESSING SERVICES-2.74%

Concord EFS, Inc.(a)                              14,000       728,140
----------------------------------------------------------------------
CSG Systems International, Inc.(a)                12,200       692,472
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
DATA PROCESSING SERVICES-(CONTINUED)

Fiserv, Inc.(a)                                   12,000   $   767,760
======================================================================
                                                             2,188,372
======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.49%

Instinet Group Inc.(a)                            20,900       389,576
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.20%

Celestica Inc. (Canada)(a)                        18,000       927,000
----------------------------------------------------------------------
SCI Systems, Inc.(a)                              32,500       828,750
======================================================================
                                                             1,755,750
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.66%

Accredo Health, Inc.(a)                           22,100       821,899
----------------------------------------------------------------------
Unilab Corp.(a)                                   20,100       506,520
======================================================================
                                                             1,328,419
======================================================================

HEALTH CARE EQUIPMENT-4.52%

Biosite Diagnostics Inc.(a)                       13,300       595,840
----------------------------------------------------------------------
CLOSURE Medical Corp.(a)                          32,000       735,040
----------------------------------------------------------------------
Cytyc Corp.(a)                                    44,200     1,018,810
----------------------------------------------------------------------
Integra LifeSciences Holdings(a)                  23,700       513,105
----------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                       25,000       337,750
----------------------------------------------------------------------
Respironics, Inc.(a)                              13,700       407,712
======================================================================
                                                             3,608,257
======================================================================

HEALTH CARE SUPPLIES-1.09%

ICU Medical, Inc.(a)                              10,800       445,824
----------------------------------------------------------------------
Regeneration Technologies, Inc.(a)                48,200       424,160
======================================================================
                                                               869,984
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.67%

Illuminet Holdings, Inc.(a)                       32,300     1,015,835
----------------------------------------------------------------------
Qwest Communications International Inc.           10,000       318,700
======================================================================
                                                             1,334,535
======================================================================

INTERNET RETAIL-1.63%

eBay Inc.(a)                                      19,000     1,301,310
======================================================================

INTERNET SOFTWARE & SERVICES-8.38%

Check Point Software Technologies Ltd.
  (Israel)(a)                                     16,500       834,405
----------------------------------------------------------------------
HomeStore.com, Inc.(a)                            14,000       489,440
----------------------------------------------------------------------
Hotel Reservations Network, Inc.-Class A(a)        4,800       223,344
----------------------------------------------------------------------
SonicWALL, Inc.(a)                                62,300     1,570,583
----------------------------------------------------------------------
Travelocity.com Inc.(a)                           39,700     1,218,790
----------------------------------------------------------------------
VeriSign, Inc.(a)                                 19,400     1,164,194
----------------------------------------------------------------------
Websense, Inc.(a)                                 64,800     1,198,800
======================================================================
                                                             6,699,556
======================================================================

                                                             MARKET
                                                SHARES        VALUE

IT CONSULTING & SERVICES-0.95%

Affiliated Computer Services, Inc.-Class A(a)     10,500   $   755,055
======================================================================

MOVIES & ENTERTAINMENT-1.68%

Macrovision Corp.(a)                              19,600     1,342,600
======================================================================

NETWORKING EQUIPMENT-1.33%

Brocade Communications Systems, Inc.(a)            8,000       351,920
----------------------------------------------------------------------
Emulex Corp.(a)                                   12,000       484,800
----------------------------------------------------------------------
ONI Systems Corp.(a)                               8,200       228,780
======================================================================
                                                             1,065,500
======================================================================

PHARMACEUTICALS-1.67%

Biovail Corp. (Canada)(a)                         13,600       591,600
----------------------------------------------------------------------
CIMA Labs Inc.(a)                                  9,500       745,750
======================================================================
                                                             1,337,350
======================================================================

SEMICONDUCTOR EQUIPMENT-2.17%

Brooks Automation, Inc.(a)                         6,200       285,820
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                               12,000       701,640
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         13,200       749,628
======================================================================
                                                             1,737,088
======================================================================

SEMICONDUCTORS-16.47%

Advanced Micro Devices, Inc.(a)                   43,500     1,256,280
----------------------------------------------------------------------
Analog Devices, Inc.(a)                           36,000     1,557,000
----------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                   41,000       705,200
----------------------------------------------------------------------
Cirrus Logic, Inc.(a)                             36,000       829,080
----------------------------------------------------------------------
Intersil Corp.-Class A(a)                         31,300     1,139,320
----------------------------------------------------------------------
Linear Technology Corp.                           18,000       795,960
----------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                15,000       663,150
----------------------------------------------------------------------
Microsemi Corp.(a)                                12,900       915,900
----------------------------------------------------------------------
Oak Technology, Inc.(a)                           51,800       548,562
----------------------------------------------------------------------
Pixelworks, Inc.(a)                               77,300     2,762,702
----------------------------------------------------------------------
QLogic Corp.(a)                                   12,000   $   773,400
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

RF Micro Devices, Inc.(a)                         45,400     1,216,720
======================================================================
                                                            13,163,274
======================================================================

SYSTEMS SOFTWARE-4.46%

BMC Software, Inc.(a)                             45,400     1,023,316
----------------------------------------------------------------------
Micromuse Inc.(a)                                 13,000       363,870
----------------------------------------------------------------------
Network Associates, Inc.(a)                       14,700       183,015
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         30,000     1,995,900
======================================================================
                                                             3,566,101
======================================================================

TELECOMMUNICATIONS EQUIPMENT-4.96%

CIENA Corp.(a)                                     8,100       307,800
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                      11,000       633,820
----------------------------------------------------------------------
Digital Lightwave, Inc.(a)                        22,000       813,120
----------------------------------------------------------------------
Sonus Networks, Inc.(a)                           45,500     1,062,880
----------------------------------------------------------------------
UTStarcom, Inc.(a)                                46,000     1,145,400
======================================================================
                                                             3,963,020
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.80%

Metro One Telecommunications, Inc.(a)             46,800     3,035,916
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $67,850,616)                          74,342,852
======================================================================

MONEY MARKET FUNDS-7.27%

STIC Liquid Assets Portfolio(b)                2,904,461     2,904,461
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        2,904,461     2,904,461
======================================================================
    Total Money Market Funds (Cost
      $5,808,922)                                            5,808,922
======================================================================
TOTAL INVESTMENTS-100.30% (Cost $73,659,538)                80,151,774
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.30%)                         (239,677)
======================================================================
NET ASSETS-100.00%                                         $79,912,097
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $73,659,538)  $80,151,774
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   192,723
------------------------------------------------------------
  Dividends                                           22,930
------------------------------------------------------------
Investment for deferred compensation plan              4,701
------------------------------------------------------------
Other assets                                          58,595
============================================================
    Total assets                                  80,430,723
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              291,179
------------------------------------------------------------
  Fund shares reacquired                             132,172
------------------------------------------------------------
  Deferred compensation plan                           4,701
------------------------------------------------------------
Accrued distribution fees                             66,232
------------------------------------------------------------
Accrued transfer agent fees                            7,498
------------------------------------------------------------
Accrued operating expenses                            16,844
============================================================
    Total liabilities                                518,626
============================================================
Net assets applicable to shares outstanding      $79,912,097
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $44,797,576
____________________________________________________________
============================================================
Class B                                          $23,516,600
____________________________________________________________
============================================================
Class C                                          $11,597,921
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            9,821,443
____________________________________________________________
============================================================
Class B                                            5,184,148
____________________________________________________________
============================================================
Class C                                            2,556,218
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      4.56
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.56 divided by 94.50%) $      4.83
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      4.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      4.54
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated money market funds    $    152,733
------------------------------------------------------------
Dividends                                              3,666
============================================================
    Total investment income                          156,399
============================================================

EXPENSES:

Advisory fees                                        332,691
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        13,633
------------------------------------------------------------
Distribution fees -- Class A                          65,218
------------------------------------------------------------
Distribution fees -- Class B                          99,331
------------------------------------------------------------
Distribution fees -- Class C                          47,119
------------------------------------------------------------
Transfer agent fees -- Class A                        83,326
------------------------------------------------------------
Transfer agent fees -- Class B                        44,719
------------------------------------------------------------
Transfer agent fees -- Class C                        21,213
------------------------------------------------------------
Trustees' fees                                         5,093
------------------------------------------------------------
Registration and filing fees                          65,942
------------------------------------------------------------
Other                                                 33,643
============================================================
    Total expenses                                   836,723
============================================================
Less: Fees waived                                   (167,876)
------------------------------------------------------------
    Expenses paid indirectly                          (2,651)
============================================================
    Net expenses                                     666,196
============================================================
Net investment income (loss)                        (509,797)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (42,723,346)
------------------------------------------------------------
  Option contracts written                            53,666
============================================================
                                                 (42,669,680)
============================================================
Change in net unrealized appreciation of
  investment securities                           16,943,088
============================================================
Net gain (loss) from investment securities and
  option contracts                               (25,726,592)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(26,236,389)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (509,797)   $   (160,198)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (42,669,680)    (11,533,886)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       16,943,088     (10,450,852)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (26,236,389)    (22,144,936)
==========================================================================================
Share transactions-net:
  Class A                                                       16,083,176      56,708,694
------------------------------------------------------------------------------------------
  Class B                                                        9,825,850      27,020,002
------------------------------------------------------------------------------------------
  Class C                                                        4,863,083      13,792,617
==========================================================================================
    Net increase in net assets                                   4,535,720      75,376,377
==========================================================================================

NET ASSETS:

Beginning of period                                             75,376,377              --
==========================================================================================
End of period                                                 $ 79,912,097    $ 75,376,377
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $128,162,580    $ 97,390,471
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (539,153)        (29,356)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (54,203,566)    (11,533,886)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   6,492,236     (10,450,852)
==========================================================================================
                                                              $ 79,912,097    $ 75,376,377
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
       The Fund has a capital loss carryforward of $1,713,194 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, through the year 2008.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $167,876.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $101,313 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $65,218, $99,331 and $47,119, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $54,624 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $7,342 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,362 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $571 and reductions in custodian fees of $2,080 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,651.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $108,142,479 and $74,451,178, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $11,829,820
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (5,337,584)
=========================================================
Net unrealized appreciation of investment
  securities                                  $ 6,492,236
_________________________________________________________
=========================================================
Cost of investments is the same for tax and financial
statement purposes.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         1,015        302,367
------------------------------------------------------------------------------------
Closed                                                           (593)      (162,796)
------------------------------------------------------------------------------------
Exercised                                                         (70)       (21,163)
------------------------------------------------------------------------------------
Expired                                                          (352)      (118,408)
====================================================================================
End of period                                                      --      $      --
____________________________________________________________________________________
====================================================================================


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                        JUNE 30, 2001               DECEMBER 31, 2000
                                                                  --------------------------    -------------------------
                                                                    SHARES         AMOUNT         SHARES        AMOUNT
                                                                  ----------    ------------    ----------    -----------
  Sold:
    Class A                                                        5,903,971    $ 27,834,626     7,406,952    $63,371,172
  -----------------------------------------------------------------------------------------------------------------------
    Class B                                                        2,792,758      13,160,921     3,305,594     28,031,799
  -----------------------------------------------------------------------------------------------------------------------
    Class C                                                        1,655,142       7,641,323     1,784,951     15,613,560
  =======================================================================================================================
  Reacquired:
    Class A                                                       (2,568,164)    (11,751,450)     (921,316)    (6,662,478)
  -----------------------------------------------------------------------------------------------------------------------
    Class B                                                         (775,484)     (3,335,071)     (138,720)    (1,011,797)
  -----------------------------------------------------------------------------------------------------------------------
    Class C                                                         (637,183)     (2,778,240)     (246,692)    (1,820,943)
  =======================================================================================================================
                                                                   6,371,040    $ 30,772,109    11,190,769    $97,521,313
  _______________________________________________________________________________________________________________________
  =======================================================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                                              -------------------------------------
                                                                                   AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED      COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)              2000(a)
                                                              ----------------    -----------------
Net asset value, beginning of period                              $  6.74              $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.03)               (0.02)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.15)               (3.24)
===================================================================================================
    Total from investment operations                                (2.18)               (3.26)
===================================================================================================
Net asset value, end of period                                    $  4.56              $  6.74
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                    (32.34)%             (32.60)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $44,798              $43,732
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.72%(c)             1.72%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.23%(c)             2.47%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets         (1.25)%(c)           (0.66)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                               119%                  54%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charge and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $37,576,252.
(d)  Annualized.

                                                                             CLASS B
                                                              -------------------------------------
                                                                                   AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED      COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)              2000(a)
                                                              ----------------    -----------------
Net asset value, beginning of period                              $  6.72              $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)               (0.04)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.14)               (3.24)
===================================================================================================
    Total from investment operations                                (2.18)               (3.28)
===================================================================================================
Net asset value, end of period                                    $  4.54              $  6.72
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                    (32.44)%             (32.80)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $23,517              $21,296
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.37%(c)             2.41%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.88%(c)             3.16%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets         (1.90)%(c)           (1.36)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                               119%                  54%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $20,030,756.
(d)  Annualized.

                                                                             CLASS C
                                                              -------------------------------------
                                                                                   AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED      COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)              2000(a)
                                                              ----------------    -----------------
Net asset value, beginning of period                              $  6.73              $ 10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)               (0.04)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.15)               (3.23)
===================================================================================================
    Total from investment operations                                (2.19)               (3.27)
===================================================================================================
Net asset value, end of period                                    $  4.54              $  6.73
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                    (32.54)%             (32.70)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $11,598              $10,349
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                   2.37%(c)             2.41%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.88%(c)             3.16%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets         (1.90)%(c)           (1.35)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                               119%                  54%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,501,975.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
   INTERESTS-95.97%

ADVERTISING-1.04%

Lamar Advertising Co.(a)                          248,000   $   10,912,000
==========================================================================

AEROSPACE & DEFENSE-0.49%

BE Aerospace, Inc.(a)                             270,200        5,147,310
==========================================================================

ALUMINUM-1.55%

Alcoa Inc.                                        415,000       16,351,000
==========================================================================

APPAREL RETAIL-1.65%

Gap, Inc. (The)                                   600,000       17,400,000
==========================================================================

APPLICATION SOFTWARE-4.14%

Amdocs Ltd. (United Kingdom)(a)                   267,200       14,388,720
--------------------------------------------------------------------------
National Instruments Corp.(a)                     316,000       10,254,200
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               126,000        6,202,980
--------------------------------------------------------------------------
Peregrine Systems, Inc.(a)                        247,600        7,180,400
--------------------------------------------------------------------------
Secure Computing Corp.(a)                         356,100        5,594,331
==========================================================================
                                                                43,620,631
==========================================================================

BANKS-2.04%

Bank of America Corp.                             359,100       21,556,773
==========================================================================

BIOTECHNOLOGY-1.03%

Gilead Sciences, Inc.(a)                          187,000       10,881,530
==========================================================================

BROADCASTING & CABLE TV-4.35%

Charter Communications, Inc.-Class A(a)           555,000       12,959,250
--------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          241,000       10,459,400
--------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)               215,000        9,524,500
--------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    276,000        7,918,440
--------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          117,000        5,005,260
==========================================================================
                                                                45,866,850
==========================================================================

BUILDING PRODUCTS-2.78%

American Standard Cos. Inc.(a)                    224,000       13,462,400
--------------------------------------------------------------------------
Masco Corp.                                       636,000       15,874,560
==========================================================================
                                                                29,336,960
==========================================================================

COMPUTER HARDWARE-1.29%

Compaq Computer Corp.                             877,000       13,584,730
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.55%

Electronics for Imaging, Inc.(a)                  196,900        5,808,550
==========================================================================

CONSUMER ELECTRONICS-1.04%

Koninklijke (Royal) Philips Electronics N.V.-
  ADR (Netherlands)                               416,207       11,000,351
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

CONSUMER FINANCE-1.68%

AmeriCredit Corp.(a)                              138,300   $    7,184,685
--------------------------------------------------------------------------
Providian Financial Corp.                         177,500       10,508,000
==========================================================================
                                                                17,692,685
==========================================================================

DATA PROCESSING SERVICES-4.88%

BISYS Group, Inc. (The)(a)                        218,000       12,862,000
--------------------------------------------------------------------------
Ceridian Corp.(a)                                 994,500       19,064,565
--------------------------------------------------------------------------
First Data Corp.                                  163,000       10,472,750
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   141,275        9,038,774
==========================================================================
                                                                51,438,089
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.68%

Convergys Corp.(a)                                122,600        3,708,650
--------------------------------------------------------------------------
Equifax Inc.                                      227,000        8,326,360
--------------------------------------------------------------------------
H&R Block, Inc.                                   251,000       16,202,050
==========================================================================
                                                                28,237,060
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.60%

American Capital Strategies, Ltd.                 199,600        5,600,776
--------------------------------------------------------------------------
Citigroup Inc.                                    503,500       26,604,940
--------------------------------------------------------------------------
Freddie Mac                                       259,860       18,190,200
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           531,000       23,682,600
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      92,800        7,215,200
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         158,000        9,361,500
==========================================================================
                                                                90,655,216
==========================================================================

DRUG RETAIL-0.43%

Walgreen Co.                                      133,000        4,541,950
==========================================================================

ELECTRIC UTILITIES-1.78%

Duke Energy Corp.                                 115,000        4,486,150
--------------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                     259,000        6,166,790
--------------------------------------------------------------------------
PG&E Corp.(a)                                     722,000        8,086,400
==========================================================================
                                                                18,739,340
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.86%

Tektronix, Inc.(a)                                367,000        9,964,050
--------------------------------------------------------------------------
Varian Inc.(a)                                    300,000        9,690,000
==========================================================================
                                                                19,654,050
==========================================================================

ENVIRONMENTAL SERVICES-2.77%

Tetra Tech, Inc.(a)                               377,400       10,265,280
--------------------------------------------------------------------------
Waste Management, Inc.                            614,000       18,923,480
==========================================================================
                                                                29,188,760
==========================================================================

FOOD RETAIL-1.60%

Kroger Co. (The)(a)                               675,000       16,875,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

GENERAL MERCHANDISE STORES-1.53%

Ross Stores, Inc.                                 166,000   $    3,975,700
--------------------------------------------------------------------------
Target Corp.                                      350,000       12,110,000
==========================================================================
                                                                16,085,700
==========================================================================

HEALTH CARE DISTRIBUTORS &
   SERVICES-4.21%

Express Scripts, Inc.(a)                          240,000       13,207,200
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           100,000        7,690,000
--------------------------------------------------------------------------
McKesson HBOC, Inc.                               368,000       13,660,160
--------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         132,000        9,880,200
==========================================================================
                                                                44,437,560
==========================================================================

HEALTH CARE FACILITIES-3.73%

HCA Inc.                                          150,000        6,778,500
--------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)   1,040,000       21,881,600
--------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      241,300       10,684,764
==========================================================================
                                                                39,344,864
==========================================================================

INDUSTRIAL CONGLOMERATES-2.61%

General Electric Co.                              318,000       15,502,500
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 221,000       12,044,500
==========================================================================
                                                                27,547,000
==========================================================================

INDUSTRIAL MACHINERY-0.85%

Danaher Corp.                                     160,000        8,960,000
==========================================================================

INSURANCE BROKERS-0.95%

Marsh & McLennan Cos., Inc.                        99,000        9,999,000
==========================================================================

IT CONSULTING & SERVICES-0.55%

Affiliated Computer Services, Inc.-Class A(a)      80,500        5,788,755
==========================================================================

LEISURE PRODUCTS-1.61%

Mattel, Inc.                                      899,000       17,009,080
==========================================================================

LIFE & HEALTH INSURANCE-1.82%

AFLAC, Inc.                                       273,500        8,612,515
--------------------------------------------------------------------------
UnumProvident Corp.                               328,000       10,535,360
==========================================================================
                                                                19,147,875
==========================================================================

MANAGED HEALTH CARE-2.09%

CIGNA Corp.                                        89,300        8,556,726
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           218,200       13,473,850
==========================================================================
                                                                22,030,576
==========================================================================

MOVIES & ENTERTAINMENT-2.13%

AOL Time Warner Inc.(a)                           424,500       22,498,500
==========================================================================

MULTI-LINE INSURANCE-0.53%

American International Group, Inc.                 65,000        5,590,000
==========================================================================

MULTI-UTILITIES-0.43%

Dynegy Inc.-Class A                                97,000        4,510,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

NETWORKING EQUIPMENT-0.40%

Extreme Networks, Inc.(a)                         144,000   $    4,248,000
==========================================================================

OIL & GAS DRILLING-4.14%

ENSCO International Inc.                          418,600        9,795,240
--------------------------------------------------------------------------
Noble Drilling Corp.(a)                           180,000        5,895,000
--------------------------------------------------------------------------
Pride International, Inc.(a)                      649,700       12,344,300
--------------------------------------------------------------------------
Transocean Sedco Forex Inc.                       379,210       15,642,413
==========================================================================
                                                                43,676,953
==========================================================================

OIL & GAS EXPLORATION &
   PRODUCTION-0.53%

Apache Corp.                                      109,200        5,541,900
==========================================================================

PAPER PRODUCTS-1.12%

International Paper Co.                           331,000       11,816,700
==========================================================================

PHARMACEUTICALS-2.52%

Allergan, Inc.                                     63,000        5,386,500
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       77,000        5,467,000
--------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         340,000       10,784,800
--------------------------------------------------------------------------
Pfizer Inc.                                       122,700        4,914,135
==========================================================================
                                                                26,552,435
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.85%

Radian Group Inc.                                 141,000        5,703,450
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                 168,000       13,792,800
==========================================================================
                                                                19,496,250
==========================================================================

RESTAURANTS-0.78%

Jack in the Box Inc.(a)                           313,400        8,179,740
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.81%

Applied Materials, Inc.(a)                        150,000        7,365,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               200,000       11,694,000
==========================================================================
                                                                19,059,000
==========================================================================

SEMICONDUCTORS-2.11%

GlobeSpan, Inc.(a)                                230,000        3,358,000
--------------------------------------------------------------------------
Texas Instruments Inc.                            175,000        5,512,500
--------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(a)                   196,000        4,410,000
--------------------------------------------------------------------------
Zoran Corp.(a)                                    300,000        8,916,000
==========================================================================
                                                                22,196,500
==========================================================================

SOFT DRINKS-0.72%

PepsiCo, Inc.                                     172,000        7,602,400
==========================================================================

SPECIALTY STORES-0.95%

Michaels Stores, Inc.(a)                          245,000       10,045,000
==========================================================================

SYSTEMS SOFTWARE-3.42%

BMC Software, Inc.(a)                             384,000        8,655,360
--------------------------------------------------------------------------
Computer Associates International, Inc.           452,000       16,272,000
--------------------------------------------------------------------------
Microsoft Corp.(a)                                 77,000        5,621,000
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
SYSTEMS SOFTWARE-(CONTINUED)

VERITAS Software Corp.(a)                          83,000   $    5,521,990
==========================================================================
                                                                36,070,350
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-3.27%

Comverse Technology, Inc.(a)                      141,000        8,124,420
--------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                   342,000        4,959,000
--------------------------------------------------------------------------
Sonus Networks, Inc.(a)                           340,000        7,942,400
--------------------------------------------------------------------------
UTStarcom, Inc.(a)                                540,000       13,446,000
==========================================================================
                                                                34,471,820
==========================================================================

WIRELESS TELECOMMUNICATION
   SERVICES-1.08%

Nextel Communications, Inc.-Class A(a)            367,000        6,422,500
--------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                  319,000        4,950,880
==========================================================================
                                                                11,373,380
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $925,246,431)                          1,011,768,673
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

MONEY MARKET FUNDS-4.79%

STIC Liquid Assets Portfolio(b)                25,265,597   $   25,265,597
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        25,265,597       25,265,597
==========================================================================
    Total Money Market Funds (Cost
      $50,531,194)                                              50,531,194
==========================================================================
TOTAL INVESTMENTS-100.76% (Cost $975,777,625)                1,062,299,867
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.76%)                           (7,984,144)
==========================================================================
NET ASSETS-100.00%                                          $1,054,315,723
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $975,777,625)*                               $1,062,299,867
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                  1,234,572
-------------------------------------------------------------
  Dividends                                           369,465
-------------------------------------------------------------
Investment for deferred compensation plan              74,498
-------------------------------------------------------------
Collateral for securities loaned                   16,268,100
-------------------------------------------------------------
Other assets                                           46,594
=============================================================
    Total assets                                1,080,293,096
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             6,579,880
-------------------------------------------------------------
  Fund shares reacquired                            2,013,589
-------------------------------------------------------------
  Deferred compensation plan                           74,498
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         16,268,100
-------------------------------------------------------------
Accrued distribution fees                           1,008,773
-------------------------------------------------------------
Accrued operating expenses                             32,533
=============================================================
    Total liabilities                              25,977,373
=============================================================
Net assets applicable to shares outstanding    $1,054,315,723
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $  455,444,222
_____________________________________________________________
=============================================================
Class B                                        $  531,479,502
_____________________________________________________________
=============================================================
Class C                                        $   67,391,999
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            24,220,215
_____________________________________________________________
=============================================================
Class B                                            30,807,745
_____________________________________________________________
=============================================================
Class C                                             3,911,486
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        18.80
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.80 divided by
      94.50%)                                  $        19.89
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        17.25
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        17.23
_____________________________________________________________
=============================================================

* At June 30, 2001, securities with an aggregate market value of $15,780,743 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $13,367)                                  $   1,977,415
------------------------------------------------------------
Dividends from affiliated money market
  funds                                            2,300,608
------------------------------------------------------------
Interest                                              61,868
------------------------------------------------------------
Security lending income                                1,208
============================================================
    Total investment income                        4,341,099
============================================================

EXPENSES:

Advisory fees                                      3,530,903
------------------------------------------------------------
Administrative services fees                          68,392
------------------------------------------------------------
Custodian fees                                        46,287
------------------------------------------------------------
Distribution fees -- Class A                         576,948
------------------------------------------------------------
Distribution fees -- Class B                       2,788,990
------------------------------------------------------------
Distribution fees -- Class C                         332,297
------------------------------------------------------------
Transfer agent fees -- Class A                       448,032
------------------------------------------------------------
Transfer agent fees -- Class B                       565,387
------------------------------------------------------------
Transfer agent fees -- Class C                        67,364
------------------------------------------------------------
Trustees' fees                                         7,174
------------------------------------------------------------
Other                                                245,799
============================================================
    Total expenses                                 8,677,573
============================================================
Less: Expenses paid indirectly                       (17,153)
============================================================
    Net expenses                                   8,660,420
============================================================
Net investment income (loss)                      (4,319,321)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment
  securities                                       9,114,427
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (239,777,538)
============================================================
Net gain (loss) from investment securities      (230,663,111)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(234,982,432)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (4,319,321)   $   (6,192,102)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     9,114,427       153,404,957
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (239,777,538)     (209,245,233)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (234,982,432)      (62,032,378)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (59,353,657)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (80,285,223)
----------------------------------------------------------------------------------------------
  Class C                                                                 --        (8,275,783)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         20,970,648       150,959,050
----------------------------------------------------------------------------------------------
  Class B                                                         (6,879,992)      181,653,821
----------------------------------------------------------------------------------------------
  Class C                                                          9,731,436        63,351,899
==============================================================================================
    Net increase (decrease) in net assets                       (211,160,340)      186,017,729
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,265,476,063     1,079,458,334
==============================================================================================
  End of period                                               $1,054,315,723    $1,265,476,063
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  969,277,808    $  945,455,716
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (4,421,079)         (101,758)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     2,936,752        (6,177,675)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                86,522,242       326,299,780
==============================================================================================
                                                              $1,054,315,723    $1,265,476,063
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Select Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. At a meeting held on June 13, 2001, the Board of Trustees voted to revise the Fund's investment strategies and change the Fund's name to "AIM Select Equity Fund."
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $68,392 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $693,221 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $576,948, $2,788,990 and $332,297, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $154,412 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $14,123 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,875 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $9,969 and reductions in custodian fees of $7,184 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $17,153.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $15,780,743 were on loan to brokers. The loans were secured by cash collateral of $16,268,100 received by the Fund and subsequently invested in the affiliated money market fund of STIC Liquid Assets Portfolio. For the six months ended June 30, 2001, the Fund received fees of $1,208 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $999,141,270 and $951,686,728, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $144,073,777
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (57,551,535)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 86,522,242
_________________________________________________________
=========================================================
Cost of investments are the same for tax and Financial
Statement purposes.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                    JUNE 30, 2001               DECEMBER 31, 2000
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    ----------    -------------
Sold:
  Class A                                                      4,378,409    $ 86,544,369     6,779,004    $ 198,529,121
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,190,340      58,652,787     7,978,650      219,786,359
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,116,646      20,329,641     2,377,973       64,756,969
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     2,458,664       56,574,104
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     3,538,127       74,996,759
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       377,111        7,983,463
=======================================================================================================================
Reacquired:
  Class A                                                     (3,411,751)    (65,573,721)   (3,586,000)    (104,144,175)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,774,390)    (65,532,779)   (4,240,494)    (113,129,297)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (625,739)    (10,598,205)     (364,164)      (9,388,533)
=======================================================================================================================
                                                                 873,515    $ 23,822,092    15,318,871    $ 395,964,770
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                         2001(a)         2000(a)       1999        1998      1997(a)       1996
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  22.88        $  26.23    $  19.35    $  15.67    $  14.78    $  13.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.03)          (0.01)      (0.06)      (0.04)       0.01        0.07
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (4.05)          (0.44)       8.00        4.24        2.82        2.34
=================================================================================================================================
    Total from investment operations                        (4.08)          (0.45)       7.94        4.20        2.83        2.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --              --          --          --       (0.01)         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --           (2.90)      (1.06)      (0.52)      (1.93)      (0.68)
=================================================================================================================================
    Total distributions                                        --           (2.90)      (1.06)      (0.52)      (1.94)      (0.68)
=================================================================================================================================
Net asset value, end of period                           $  18.80        $  22.88    $  26.23    $  19.35    $  15.67    $  14.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            (17.83)%         (1.77)%     41.48%      27.09%      19.54%      18.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $455,444        $532,042    $461,628    $320,143    $266,168    $227,882
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.16%(c)        1.07%       1.09%       1.11%       1.13%       1.18%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                (0.36)%(c)      (0.02)%     (0.31)%     (0.22)%      0.04%       0.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        92%             56%         31%         68%        110%         97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $465,383,245.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                          2001(a)        2000(a)     1999(a)       1998      1997(a)       1996
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  21.07        $  24.57    $  18.33    $  14.98    $  14.32    $  12.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.10)          (0.22)      (0.23)      (0.17)      (0.13)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (3.72)          (0.38)       7.53        4.04        2.72        2.28
=================================================================================================================================
    Total from investment operations                        (3.82)          (0.60)       7.30        3.87        2.59        2.23
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                        --           (2.90)      (1.06)      (0.52)      (1.93)      (0.68)
=================================================================================================================================
Net asset value, end of period                           $  17.25        $  21.07    $  24.57    $  18.33    $  14.98    $  14.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            (18.13)%         (2.50)%     40.29%      26.13%      18.50%      17.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $531,480        $661,445    $592,555    $428,002    $356,186    $280,807
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.92%(c)        1.84%       1.90%       1.93%       1.99%       2.03%
=================================================================================================================================
Ratio of net investment loss to average net assets          (1.12)%(c)      (0.80)%     (1.12)%     (1.04)%     (0.82)%     (0.39)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        92%             56%         31%         68%        110%         97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $562,420,644.

                                                                                            CLASS C
                                                              -------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                                    (DATE SALES
                                                              SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,       COMMENCED) TO
                                                                  JUNE 30,        -----------------------------     DECEMBER 31,
                                                                  2001(a)         2000(a)    1999(a)    1998(a)       1997(a)
                                                              ----------------    -------    -------    -------    --------------
Net asset value, beginning of period                              $ 21.05         $ 24.55    $ 18.32    $14.98         $17.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)          (0.22)     (0.23)    (0.17)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (3.72)          (0.38)      7.52      4.03          (0.70)
=================================================================================================================================
    Total from investment operations                                (3.82)          (0.60)      7.29      3.86          (0.74)
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                                --           (2.90)     (1.06)    (0.52)         (1.93)
=================================================================================================================================
Net asset value, end of period                                    $ 17.23         $ 21.05    $ 24.55    $18.32         $14.98
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                    (18.15)%         (2.50)%    40.26%    26.07%         (3.86)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $67,392         $71,989    $25,275    $8,501         $1,189
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                              1.92%(c)        1.84%      1.90%     1.93%          1.95%(d)
=================================================================================================================================
Ratio of net investment loss to average net assets                  (1.12)%(c)      (0.80)%    (1.12)%   (1.04)%        (0.77)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                                92%             56%        31%       68%           110%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $67,010,186.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                              MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
   INTERESTS-94.38%

AEROSPACE & DEFENSE-1.04%

Aeroflex Inc.(a)                                  32,500   $    341,250
-----------------------------------------------------------------------
BE Aerospace, Inc.(a)                             50,500        962,025
=======================================================================
                                                              1,303,275
=======================================================================

AGRICULTURAL PRODUCTS-0.75%

Delta & Pine Land Co.                             47,600        935,340
=======================================================================

AIR FREIGHT & COURIERS-0.65%

UTI Worldwide, Inc.                               50,800        808,736
=======================================================================

AIRLINES-1.37%

AirTran Holdings, Inc.(a)                         54,800        575,400
-----------------------------------------------------------------------
Atlantic Coast Airlines Holdings(a)               38,100      1,142,619
=======================================================================
                                                              1,718,019
=======================================================================

APPAREL RETAIL-1.82%

Abercrombie & Fitch Co.-Class A(a)                24,000      1,068,000
-----------------------------------------------------------------------
Too Inc.(a)                                       43,800      1,200,120
=======================================================================
                                                              2,268,120
=======================================================================

APPLICATION SOFTWARE-6.16%

BSQUARE Corp.(a)                                 102,200      1,074,122
-----------------------------------------------------------------------
Eclipsys Corp.(a)                                 35,000        983,500
-----------------------------------------------------------------------
Lightbridge, Inc.(a)                              67,300      1,305,620
-----------------------------------------------------------------------
Macromedia, Inc.(a)                               26,500        500,850
-----------------------------------------------------------------------
MSC. Software Corp.(a)                            30,000        562,500
-----------------------------------------------------------------------
Peregrine Systems, Inc.(a)                        46,400      1,345,600
-----------------------------------------------------------------------
Secure Computing Corp.(a)                         57,200        898,612
-----------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)            27,200        504,560
-----------------------------------------------------------------------
Verity, Inc.(a)                                   26,300        524,685
=======================================================================
                                                              7,700,049
=======================================================================

BANKS-5.37%

Downey Financial Corp.                            25,800      1,219,308
-----------------------------------------------------------------------
East West Bancorp, Inc.                           18,800        507,600
-----------------------------------------------------------------------
Hibernia Corp.-Class A                            33,100        589,180
-----------------------------------------------------------------------
IndyMac Mortgage Holdings, Inc.(a)                16,400        439,520
-----------------------------------------------------------------------
Provident Financial Group, Inc.                   32,400      1,066,608
-----------------------------------------------------------------------
Republic Bancorp, Inc.                            81,100      1,127,290
-----------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)              27,400        827,754
-----------------------------------------------------------------------
TCF Financial Corp.                               20,100        930,831
=======================================================================
                                                              6,708,091
=======================================================================

BROADCASTING & CABLE TV-3.32%

Cox Radio, Inc.-Class A(a)                        27,300        760,305
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Entercom Communications Corp.(a)                  14,600   $    782,706
-----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    46,600      1,336,954
-----------------------------------------------------------------------
Mediacom Communications Corp.(a)                  71,500      1,262,690
=======================================================================
                                                              4,142,655
=======================================================================

CATALOG RETAIL-0.84%

Insight Enterprises, Inc.(a)                      42,750      1,047,375
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.35%

Advanced Digital Information Corp.(a)             25,100        434,230
=======================================================================

CONSTRUCTION & ENGINEERING-0.68%

Granite Construction Inc.                         33,200        843,944
=======================================================================

CONSUMER FINANCE-1.93%

AmeriCredit Corp.(a)                              23,000      1,194,850
-----------------------------------------------------------------------
Metris Companies Inc.                             36,200      1,220,302
=======================================================================
                                                              2,415,152
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.31%

DiamondCluster International, Inc.-Class A(a)     36,400        463,372
-----------------------------------------------------------------------
Edison Schools Inc.(a)                            54,560      1,246,151
-----------------------------------------------------------------------
Encompass Service Corp.(a)                        75,000        671,250
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             18,000        807,120
-----------------------------------------------------------------------
Plato Learning, Inc.(a)                           42,300      1,309,185
-----------------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)                  66,200      1,456,400
-----------------------------------------------------------------------
Profit Recovery Group International, Inc.
  (The)(a)                                        60,000        687,600
=======================================================================
                                                              6,641,078
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-4.09%

Affiliated Managers Group, Inc.(a)                16,500      1,014,750
-----------------------------------------------------------------------
Alliance Data Systems Corp.(a)                    94,500      1,417,500
-----------------------------------------------------------------------
Allied Capital Corp.                              17,900        414,385
-----------------------------------------------------------------------
American Capital Strategies, Ltd.                 28,900        810,934
-----------------------------------------------------------------------
LaBranche & Co. Inc.(a)                           20,100        582,900
-----------------------------------------------------------------------
W.P. Stewart & Co., Ltd. (Bermuda)                35,400        867,300
=======================================================================
                                                              5,107,769
=======================================================================

DRUG RETAIL-0.70%

Duane Reade, Inc.(a)                              26,900        874,250
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.98%

Sensormatic Electronics Corp.(a)                  72,200      1,227,400
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.99%

Amphenol Corp.-Class A(a)                         22,000        881,100
-----------------------------------------------------------------------
CTS Corp.                                         38,600        791,300
-----------------------------------------------------------------------
Garmin Ltd.(a)                                    38,800        886,580
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Kopin Corp.(a)                                    48,100   $    583,934
-----------------------------------------------------------------------
Tektronix, Inc.(a)                                30,500        828,075
-----------------------------------------------------------------------
Varian Inc.(a)                                    31,600      1,020,680
=======================================================================
                                                              4,991,669
=======================================================================

EMPLOYMENT SERVICES-0.16%

Heidrick & Struggles International, Inc.(a)       10,100        205,333
=======================================================================

ENVIRONMENTAL SERVICES-1.88%

Tetra Tech, Inc.(a)                               37,300      1,014,560
-----------------------------------------------------------------------
Waste Connections, Inc.(a)                        37,100      1,335,600
=======================================================================
                                                              2,350,160
=======================================================================

GENERAL MERCHANDISE STORES-0.86%

Ross Stores, Inc.                                 45,000      1,077,750
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-5.48%

AdvancePCS(a)                                      2,000        128,100
-----------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                    43,300      1,249,205
-----------------------------------------------------------------------
First Horizon Pharmaceutical Corp.(a)             24,800        796,080
-----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          27,400        846,386
-----------------------------------------------------------------------
MAXIMUS, Inc.(a)                                  34,000      1,363,060
-----------------------------------------------------------------------
Professional Detailing, Inc.(a)                    7,300        671,600
-----------------------------------------------------------------------
Syncor International Corp.(a)                     34,600      1,072,600
-----------------------------------------------------------------------
Unilab Corp.(a)                                   28,700        723,240
=======================================================================
                                                              6,850,271
=======================================================================

HEALTH CARE EQUIPMENT-1.42%

Apogent Technologies Inc.(a)                      33,400        821,640
-----------------------------------------------------------------------
Noven Pharmaceuticals, Inc.(a)                    24,150        946,680
=======================================================================
                                                              1,768,320
=======================================================================

HEALTH CARE FACILITIES-3.13%

LifePoint Hospitals, Inc.(a)                      36,500      1,616,220
-----------------------------------------------------------------------
RehabCare Group, Inc.(a)                          21,800      1,050,760
-----------------------------------------------------------------------
Select Medical Corp.(a)                           62,500      1,250,000
=======================================================================
                                                              3,916,980
=======================================================================

INSURANCE BROKERS-0.48%

Willis Group Holdings Ltd.(a)                     33,900        601,725
=======================================================================

INTEGRATED TELECOMMUNICATION
   SERVICES-0.88%

Illuminet Holdings, Inc.(a)                       35,000      1,100,750
=======================================================================

INTERNET SOFTWARE & SERVICES-2.77%

Hotel Reservations Network, Inc.-Class A(a)       19,500        907,335
-----------------------------------------------------------------------
IntraNet Solutions, Inc.(a)                       27,200      1,034,960
-----------------------------------------------------------------------
PEC Solutions, Inc.(a)                            68,500      1,513,850
=======================================================================
                                                              3,456,145
=======================================================================

IT CONSULTING & SERVICES-0.69%

Titan Corp. (The)(a)                              37,400        856,460
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

LEISURE PRODUCTS-0.44%

Callaway Golf Co.                                 34,700   $    548,260
=======================================================================

MANAGED HEALTH CARE-2.51%

First Health Group Corp.(a)                       34,700        836,964
-----------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)           40,100      1,218,639
-----------------------------------------------------------------------
Rightchoice Managed Care, Inc.(a)                 24,300      1,078,920
=======================================================================
                                                              3,134,523
=======================================================================

MOVIES & ENTERTAINMENT-0.87%

Alliance Atlantis Communications Inc.-Class B
  (Canada)(a)                                     80,000      1,085,068
=======================================================================

MULTI-UTILITIES-2.41%

Aquila, Inc.(a)                                   14,400        354,960
-----------------------------------------------------------------------
Covanta Energy Corp.(a)                           56,900      1,050,374
-----------------------------------------------------------------------
MDU Resources Group, Inc.                         26,100        825,804
-----------------------------------------------------------------------
UtiliCorp United Inc.                             25,500        779,025
=======================================================================
                                                              3,010,163
=======================================================================

NETWORKING EQUIPMENT-0.38%

Stratos Lightwave, Inc.(a)                        36,573        475,449
=======================================================================

OIL & GAS DRILLING-0.56%

Pride International, Inc.(a)                      37,000        703,000
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.21%

Grant Prideco, Inc.(a)                            47,400        829,026
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      63,400        687,256
=======================================================================
                                                              1,516,282
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.75%

Forest Oil Corp.(a)                               21,450        600,600
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.(a)                24,100        839,885
-----------------------------------------------------------------------
XTO Energy, Inc.                                  51,600        740,460
=======================================================================
                                                              2,180,945
=======================================================================

PACKAGED FOODS-0.79%

Earthgrains Co.(The)                              38,100        990,600
=======================================================================

PHARMACEUTICALS-0.69%

ICN Pharmaceuticals, Inc.                         27,100        859,612
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.21%

HCC Insurance Holdings, Inc.                      27,700        678,650
-----------------------------------------------------------------------
Radian Group Inc.                                 15,000        606,750
-----------------------------------------------------------------------
Vesta Insurance Group, Inc.                      135,000      1,478,250
=======================================================================
                                                              2,763,650
=======================================================================

PUBLISHING & PRINTING-0.39%

PRIMEDIA Inc.(a)                                  72,700        493,633
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-3.57%

America First Mortgage Investments, Inc.         150,000      1,113,000
-----------------------------------------------------------------------
Annaly Mortgage Management Inc.                   74,000      1,014,540
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)

Anthracite Mortgage Capital, Inc.                100,000   $  1,105,000
-----------------------------------------------------------------------
CarrAmerica Realty Corp.                          21,800        664,900
-----------------------------------------------------------------------
Post Properties, Inc.                             14,800        560,180
=======================================================================
                                                              4,457,620
=======================================================================

REINSURANCE-2.51%

Annuity and Life Reassurance Holdings, Ltd.
  (Bermuda)                                       34,100      1,219,075
-----------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                          20,200      1,119,080
-----------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)             10,700        792,870
=======================================================================
                                                              3,131,025
=======================================================================

RESTAURANTS-1.98%

CEC Entertainment Inc.(a)                         26,000      1,283,100
-----------------------------------------------------------------------
Jack in the Box Inc.(a)                           24,400        636,840
-----------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                14,700        557,130
=======================================================================
                                                              2,477,070
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.72%

Ultratech Stepper, Inc.(a)                        54,800      1,405,620
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         18,000        738,000
=======================================================================
                                                              2,143,620
=======================================================================

SEMICONDUCTORS-2.71%

Actel Corp.(a)                                    24,200        594,110
-----------------------------------------------------------------------
Alpha Industries, Inc.(a)                         26,500        783,075
-----------------------------------------------------------------------
Fairchild Semiconductor Corp.-Class A(a)          48,000      1,104,000
-----------------------------------------------------------------------
Semtech Corp.(a)                                  30,000        900,000
=======================================================================
                                                              3,381,185
=======================================================================

SPECIALTY CHEMICALS-0.76%

International Flavors & Fragrances Inc.           38,000        954,940
=======================================================================

SPECIALTY STORES-6.41%

Barnes & Noble, Inc.(a)                           29,100      1,145,085
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
SPECIALTY STORES-(CONTINUED)

Copart, Inc.(a)                                   45,300   $  1,325,025
-----------------------------------------------------------------------
Linens 'n Things, Inc.(a)                         34,000        928,880
-----------------------------------------------------------------------
Michaels Stores, Inc.(a)                          31,100      1,275,100
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                            17,900        941,540
-----------------------------------------------------------------------
Sonic Automotive, Inc.(a)                         61,300      1,170,830
-----------------------------------------------------------------------
Venator Group, Inc.(a)                            80,300      1,228,590
=======================================================================
                                                              8,015,050
=======================================================================

STEEL-0.79%

Allegheny Technologies, Inc.                      54,800        991,332
=======================================================================

SYSTEMS SOFTWARE-0.91%

Moldflow Corp.(a)                                 73,600      1,134,176
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.92%

Polycom, Inc.(a)                                  35,700        824,313
-----------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                   22,300        323,350
=======================================================================
                                                              1,147,663
=======================================================================

TEXTILES-0.79%

Wellman, Inc.                                     55,100        986,290
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $101,031,469)                         117,932,202
=======================================================================

MONEY MARKET FUNDS-6.28%

STIC Liquid Assets Portfolio(b)                3,920,281      3,920,281
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        3,920,281      3,920,281
=======================================================================
    Total Money Market Funds (Cost
      $7,840,562)                                             7,840,562
=======================================================================
TOTAL INVESTMENTS-100.66% (Cost $108,872,031)               125,772,764
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.66%)                          (819,957)
=======================================================================
NET ASSETS-100.00%                                         $124,952,807
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $108,872,031)                                 $125,772,764
------------------------------------------------------------
Receivables for:
  Investments sold                                    34,267
------------------------------------------------------------
  Fund shares sold                                 1,678,782
------------------------------------------------------------
  Dividends                                          119,638
------------------------------------------------------------
Investment for deferred compensation plan              4,688
------------------------------------------------------------
Other assets                                          49,572
============================================================
    Total assets                                 127,659,711
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,436,746
------------------------------------------------------------
  Fund shares reacquired                           1,086,373
------------------------------------------------------------
  Deferred compensation plan                           4,688
------------------------------------------------------------
Accrued distribution fees                             99,696
------------------------------------------------------------
Accrued transfer agent fees                           45,566
------------------------------------------------------------
Accrued operating expenses                            33,835
============================================================
    Total liabilities                              2,706,904
============================================================
Net assets applicable to shares outstanding     $124,952,807
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 65,489,648
____________________________________________________________
============================================================
Class B                                         $ 41,682,785
____________________________________________________________
============================================================
Class C                                         $ 17,780,374
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            6,411,786
____________________________________________________________
============================================================
Class B                                            4,104,420
____________________________________________________________
============================================================
Class C                                            1,750,773
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      10.21
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.21 divided
      by 94.50%)                                $      10.80
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                       $      10.16
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                       $      10.16
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends                                        $   324,855
------------------------------------------------------------
Dividends from affiliated money market funds         177,771
============================================================
    Total investment income                          502,626
============================================================

EXPENSES:

Advisory fees                                        354,228
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        19,045
------------------------------------------------------------
Distribution fees -- Class A                          79,477
------------------------------------------------------------
Distribution fees -- Class B                         130,705
------------------------------------------------------------
Distribution fees -- Class C                          62,407
------------------------------------------------------------
Transfer agent fees -- Class A                        73,316
------------------------------------------------------------
Transfer agent fees -- Class B                        44,535
------------------------------------------------------------
Transfer agent fees -- Class C                        21,264
------------------------------------------------------------
Trustees' fees                                         4,947
------------------------------------------------------------
Registration and filing fees                          88,176
------------------------------------------------------------
Other                                                 42,310
============================================================
    Total expenses                                   945,205
============================================================
Less: Fees waived                                    (54,886)
------------------------------------------------------------
    Expenses paid indirectly                            (672)
============================================================
    Net expenses                                     889,647
============================================================
Net investment income (loss)                        (387,021)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (3,885,265)
------------------------------------------------------------
  Foreign currencies                                     834
------------------------------------------------------------
  Option contracts written                            30,574
============================================================
                                                  (3,853,857)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           14,836,829
------------------------------------------------------------
  Option contracts written                            (3,677)
============================================================
                                                  14,833,152
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                 10,979,295
============================================================
Net increase in net assets resulting from
  operations                                     $10,592,274
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,     DECEMBER 31,
                                                                  2001           2000
                                                              ------------   ------------
OPERATIONS:

  Net investment income (loss)                                $   (387,021)  $   (42,970)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (3,853,857)   (3,388,953)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and option contracts                             14,833,152     2,067,581
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                10,592,274    (1,364,342)
=========================================================================================
Share transactions-net:
  Class A                                                       27,070,714    33,716,692
-----------------------------------------------------------------------------------------
  Class B                                                       21,840,033    16,719,812
-----------------------------------------------------------------------------------------
  Class C                                                        7,230,911     9,146,713
=========================================================================================
    Net increase in net assets                                  66,733,932    58,218,875
=========================================================================================

NET ASSETS:

  Beginning of period                                           58,218,875            --
=========================================================================================
  End of period                                               $124,952,807   $58,218,875
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $115,714,239   $59,572,581
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (419,355)      (32,334)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (7,242,810)   (3,388,953)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    option contracts                                            16,900,733     2,067,581
=========================================================================================
                                                              $124,952,807   $58,218,875
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $700,371 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, through the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $54,886.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $62,129 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $79,477, $130,705 and $62,407, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $69,645 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $33,408 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,763 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $672 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $672.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $101,373,955 and $48,387,933, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $19,637,678
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (2,838,390)
=========================================================
Net unrealized appreciation of investment
  securities                                  $16,799,288
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
  $108,973,476.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of period                    47       $   8,084
---------------------------------------------------------
Written                               183         194,804
---------------------------------------------------------
Exercised                            (120)       (172,314)
---------------------------------------------------------
Expired                              (110)        (30,574)
=========================================================
End of period                          --       $      --
_________________________________________________________
=========================================================


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                    JUNE 30, 2001              DECEMBER 31, 2000
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Class A                                                      3,983,468    $ 37,080,488    3,707,242    $35,554,951
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,644,547      24,616,601    1,851,798     17,580,252
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,180,152      10,886,338    1,021,221      9,654,027
====================================================================================================================
Reacquired:
  Class A                                                     (1,078,252)    (10,009,774)    (200,672)    (1,838,259)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (295,533)     (2,776,568)     (96,392)      (860,440)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (396,402)     (3,655,427)     (54,198)      (507,314)
====================================================================================================================
                                                               6,037,980    $ 56,141,658    6,228,999    $59,583,217
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)             2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.36             $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.03)                 --
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.88               (0.64)
==================================================================================================
    Total from investment operations                                 0.85               (0.64)
==================================================================================================
Net asset value, end of period                                    $ 10.21             $  9.36
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                      9.08%              (6.40)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $65,490             $32,805
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.81%(c)            1.78%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.94%(c)            2.72%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (0.61)%(c)          (0.12)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                60%                 49%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $45,791,536.
(d)  Annualized.

                                                                            CLASS B
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)             2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.33             $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.06)              (0.03)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.89               (0.64)
==================================================================================================
    Total from investment operations                                 0.83               (0.67)
==================================================================================================
Net asset value, end of period                                    $ 10.16             $  9.33
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                      8.90%              (6.70)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $41,683             $16,385
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.48%(c)            2.49%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.61%(c)            3.43%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (1.28)%(c)          (0.83)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                60%                 49%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $26,357,664.
(d)  Annualized.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)             2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.34             $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.06)              (0.03)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.88               (0.63)
==================================================================================================
    Total from investment operations                                 0.82               (0.66)
==================================================================================================
Net asset value, end of period                                    $ 10.16             $  9.34
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                      8.78%              (6.60)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data: Net assets, end of period (000s
  omitted)                                                        $17,780             $ 9,028
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.48%(c)            2.49%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.61%(c)            3.43%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (1.28)%(c)          (0.83)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                60%                 49%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $12,584,915.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                 MARKET
                                                 SHARES           VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-90.97%

ADVERTISING-2.93%

Omnicom Group Inc.(a)                            7,550,000   $   649,300,000
============================================================================

APPLICATION SOFTWARE-1.34%

Amdocs Ltd. (United Kingdom)(b)                  4,131,700       222,492,045
----------------------------------------------------------------------------
PeopleSoft, Inc.(b)                              1,493,000        73,500,390
============================================================================
                                                                 295,992,435
============================================================================

BANKS-1.36%

Bank of New York Co., Inc. (The)                 6,250,000       300,000,000
============================================================================

BROADCASTING & CABLE TV-7.88%

Comcast Corp.-Class A(b)                        19,773,700       858,178,580
----------------------------------------------------------------------------
Cox Communications, Inc.-Class A(b)             20,000,000       886,000,000
============================================================================
                                                               1,744,178,580
============================================================================

COMPUTER & ELECTRONICS RETAIL-1.15%

Best Buy Co., Inc.(b)                            4,000,000       254,080,000
============================================================================

COMPUTER HARDWARE-0.46%

Compaq Computer Corp.                            6,600,000       102,234,000
============================================================================

COMPUTER STORAGE & PERIPHERALS-0.62%

EMC Corp.(b)                                     4,750,000       137,987,500
============================================================================

DATA PROCESSING SERVICES-5.12%

Automatic Data Processing, Inc.                  6,000,000       298,200,000
----------------------------------------------------------------------------
First Data Corp.                                13,000,000       835,250,000
============================================================================
                                                               1,133,450,000
============================================================================

DIVERSIFIED FINANCIAL SERVICES-12.80%

American Express Co.                             6,000,000       232,800,000
----------------------------------------------------------------------------
Citigroup Inc.                                  13,000,000       686,920,000
----------------------------------------------------------------------------
Fannie Mae                                       4,750,000       404,462,500
----------------------------------------------------------------------------
Freddie Mac                                      7,500,000       525,000,000
----------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         11,277,500       502,976,500
----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                 7,500,000       481,725,000
============================================================================
                                                               2,833,884,000
============================================================================

DRUG RETAIL-1.39%

Walgreen Co.                                     9,000,000       307,350,000
============================================================================

ELECTRIC UTILITIES-1.55%

Calpine Corp.(b)                                 1,000,000        37,800,000
----------------------------------------------------------------------------
Duke Energy Corp.                                4,291,000       167,391,910
----------------------------------------------------------------------------
Mirant Corp.(b)                                  4,000,000       137,600,000
============================================================================
                                                                 342,791,910
============================================================================

                                                                 MARKET
                                                 SHARES           VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.92%

Celestica Inc. (Canada)(b)                       7,788,400   $   401,102,600
----------------------------------------------------------------------------
Solectron Corp.(b)                               1,350,000        24,705,000
============================================================================
                                                                 425,807,600
============================================================================

FOOD RETAIL-2.85%

Kroger Co. (The)(b)                              8,000,000       200,000,000
----------------------------------------------------------------------------
Safeway Inc.(b)                                  9,000,000       432,000,000
============================================================================
                                                                 632,000,000
============================================================================

GENERAL MERCHANDISE STORES-2.97%

Target Corp.                                    19,000,000       657,400,000
============================================================================

HEALTH CARE EQUIPMENT-1.63%

Baxter International Inc.                        5,175,000       253,575,000
----------------------------------------------------------------------------
Guidant Corp.(b)                                 3,000,000       108,000,000
============================================================================
                                                                 361,575,000
============================================================================

HEALTH CARE FACILITIES-1.94%

HCA Inc.                                         9,500,000       429,305,000
============================================================================

HOUSEHOLD PRODUCTS-0.95%

Kimberly-Clark Corp.                             3,750,000       209,625,000
============================================================================

INDUSTRIAL CONGLOMERATES-5.72%

General Electric Co.                            11,455,000       558,431,250
----------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               13,000,000       708,500,000
============================================================================
                                                               1,266,931,250
============================================================================

INTEGRATED OIL & GAS-4.26%

BP Amoco PLC-ADR (United Kingdom)                8,500,000       423,725,000
----------------------------------------------------------------------------
Chevron Corp.                                    2,375,000       214,937,500
----------------------------------------------------------------------------
Exxon Mobil Corp.                                3,500,000       305,725,000
============================================================================
                                                                 944,387,500
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.48%

Qwest Communications International Inc.          3,363,000       107,178,810
============================================================================

INTERNET SOFTWARE & SERVICES-0.40%

Check Point Software Technologies Ltd.
  (Israel)(b)                                    1,734,000        87,688,380
============================================================================

MANAGED HEALTH CARE-3.74%

CIGNA Corp.                                      3,000,000       287,460,000
----------------------------------------------------------------------------
UnitedHealth Group Inc.                          8,750,000       540,312,500
============================================================================
                                                                 827,772,500
============================================================================

MOVIES & ENTERTAINMENT-2.99%

AOL Time Warner Inc.(b)                         12,500,000       662,500,000
============================================================================

                                                                 MARKET
                                                 SHARES           VALUE

MULTI-LINE INSURANCE-4.64%

American International Group, Inc.              10,125,000   $   870,750,000
----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    2,300,000       157,320,000
============================================================================
                                                               1,028,070,000
============================================================================

MULTI-UTILITIES-2.37%

Enron Corp.                                      4,519,000       221,431,000
----------------------------------------------------------------------------
Williams Cos., Inc. (The)                        9,205,800       303,331,110
============================================================================
                                                                 524,762,110
============================================================================

NETWORKING EQUIPMENT-0.91%

Brocade Communications Systems, Inc.(b)          1,665,300        73,256,547
----------------------------------------------------------------------------
Cisco Systems, Inc.(b)                           7,000,000       127,400,000
============================================================================
                                                                 200,656,547
============================================================================

OIL & GAS DRILLING-1.05%

Transocean Sedco Forex Inc.                      5,650,000       233,062,500
============================================================================

PHARMACEUTICALS-7.76%

Abbott Laboratories                              3,500,000       168,035,000
----------------------------------------------------------------------------
Allergan, Inc.                                     450,000        38,475,000
----------------------------------------------------------------------------
Johnson & Johnson                               10,650,000       532,500,000
----------------------------------------------------------------------------
Pfizer Inc.                                     20,391,200       816,667,560
----------------------------------------------------------------------------
Schering-Plough Corp.                            4,500,000       163,080,000
============================================================================
                                                               1,718,757,560
============================================================================

PROPERTY & CASUALTY INSURANCE-0.16%

St. Paul Co., Inc. (The)                           713,100        36,147,039
============================================================================

SEMICONDUCTOR EQUIPMENT-0.59%

Applied Materials, Inc.(b)                       2,000,000        98,200,000
----------------------------------------------------------------------------
Teradyne, Inc.(b)                                1,000,000        33,100,000
============================================================================
                                                                 131,300,000
============================================================================

SEMICONDUCTORS-1.61%

Analog Devices, Inc.(b)                          8,250,000       356,812,500
============================================================================

                                                                 MARKET
                                                 SHARES           VALUE

SOFT DRINKS-1.05%

PepsiCo, Inc.                                    5,250,000   $   232,050,000
============================================================================

SYSTEMS SOFTWARE-1.46%

Microsoft Corp.(b)                               2,339,000       170,747,000
----------------------------------------------------------------------------
Oracle Corp.(b)                                  8,000,000       152,000,000
============================================================================
                                                                 322,747,000
============================================================================

TELECOMMUNICATIONS EQUIPMENT-0.62%

Nokia Oyj-ADR (Finland)                          6,200,000       136,648,000
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.30%

Nextel Communications, Inc.-Class A(b)          29,093,800       509,141,500
----------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests
  (Cost $17,841,625,791)                                      20,143,574,221
============================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.31%

U.S. TREASURY BILLS-0.31%

3.44%, 09/20/01 (Cost $69,464,500)(c)           70,000,000(d)     69,469,400
============================================================================

                                                 SHARES
MONEY MARKET FUNDS-9.01%

STIC Liquid Assets Portfolio(e)                997,987,008       997,987,008
----------------------------------------------------------------------------
STIC Prime Portfolio(e)                        997,987,008       997,987,008
============================================================================
Total Money Market Funds (Cost
  $1,995,974,016)                                              1,995,974,016
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $19,907,064,307)                                            22,209,017,637
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                            (64,642,351)
============================================================================
NET ASSETS-100.00%                                           $22,144,375,286
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Affiliated issuer in which the Fund's holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 06/30/01 represented 2.93% of the Fund's net assets.
(b)  Non-income producing security.
(c) U.S. Treasury bills are traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $19,907,064,307)*                           $22,209,017,637
-------------------------------------------------------------
Receivables for:
  Investments sold                                122,112,727
-------------------------------------------------------------
  Variation margin                                  2,585,000
-------------------------------------------------------------
  Fund shares sold                                 15,712,679
-------------------------------------------------------------
  Dividends                                        12,389,589
-------------------------------------------------------------
Investment for deferred compensation plan             309,908
-------------------------------------------------------------
Collateral for securities loaned                  222,948,300
-------------------------------------------------------------
Other assets                                           91,338
=============================================================
    Total assets                               22,585,167,178
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                           140,790,925
-------------------------------------------------------------
  Fund shares reacquired                           44,975,352
-------------------------------------------------------------
  Foreign currency contracts closed                 1,235,895
-------------------------------------------------------------
  Foreign currency contracts outstanding            3,649,485
-------------------------------------------------------------
  Deferred compensation plan                          309,908
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        222,948,300
-------------------------------------------------------------
Accrued distribution fees                          22,047,346
-------------------------------------------------------------
Accrued transfer agent fees                         3,547,295
-------------------------------------------------------------
Accrued operating expenses                          1,287,386
=============================================================
    Total liabilities                             440,791,892
=============================================================
Net assets applicable to shares outstanding   $22,144,375,286
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                       $10,045,220,358
_____________________________________________________________
=============================================================
Class B                                       $10,972,771,687
_____________________________________________________________
=============================================================
Class C                                       $ 1,126,383,241
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           855,188,556
_____________________________________________________________
=============================================================
Class B                                           982,025,658
_____________________________________________________________
=============================================================
Class C                                           100,752,287
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                   $         11.75
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.75 divided by
      94.50%)                                 $         12.43
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                     $         11.17
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                     $         11.18
_____________________________________________________________
=============================================================

* At June 30, 2001, securities with an aggregate market value of $184,346,881 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $790,867)                                   $    68,585,478
-------------------------------------------------------------
Dividends from affiliated money market funds       53,185,014
-------------------------------------------------------------
Interest                                            1,560,496
-------------------------------------------------------------
Security lending income                               237,666
=============================================================
    Total investment income                       123,568,654
=============================================================

EXPENSES:

Advisory fees                                      72,746,231
-------------------------------------------------------------
Administrative services fees                          400,626
-------------------------------------------------------------
Custodian fees                                        555,898
-------------------------------------------------------------
Distribution fees -- Class A                       13,084,290
-------------------------------------------------------------
Distribution fees -- Class B                       57,766,811
-------------------------------------------------------------
Distribution fees -- Class C                        5,907,455
-------------------------------------------------------------
Transfer agent fees -- Class A                      9,757,009
-------------------------------------------------------------
Transfer agent fees -- Class B                     11,370,582
-------------------------------------------------------------
Transfer agent fees -- Class C                      1,162,799
-------------------------------------------------------------
Trustees' fees                                         54,926
-------------------------------------------------------------
Other                                               3,385,596
=============================================================
    Total expenses                                176,192,223
=============================================================
Less: Fees waived                                  (5,432,918)
-------------------------------------------------------------
    Expenses paid indirectly                         (212,610)
=============================================================
    Net expenses                                  170,546,695
=============================================================
Net investment income (loss)                      (46,978,041)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCY
  CONTRACTS, FUTURES CONTRACTS AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (827,278,249)
-------------------------------------------------------------
  Foreign currency contracts                        4,187,021
-------------------------------------------------------------
  Futures contracts                               (93,528,988)
-------------------------------------------------------------
  Option contracts written                         48,068,160
=============================================================
                                                 (868,552,056)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (609,045,292)
-------------------------------------------------------------
  Foreign currency contracts                       26,524,143
-------------------------------------------------------------
  Futures contracts                               (18,000,598)
-------------------------------------------------------------
  Option contracts written                        (49,439,506)
=============================================================
                                                 (649,961,253)
=============================================================
Net gain (loss) from investment securities,
  foreign currency contracts, futures
  contracts and option contracts:              (1,518,513,309)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(1,565,491,350)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                 JUNE 30,         DECEMBER 31,
                                                                   2001               2000
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $   (46,978,041)   $  (153,822,863)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                    (868,552,056)     1,802,222,254
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                       (649,961,253)    (6,293,440,690)
================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (1,565,491,350)    (4,645,041,299)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --     (1,074,794,698)
------------------------------------------------------------------------------------------------
  Class B                                                                  --     (1,247,299,950)
------------------------------------------------------------------------------------------------
  Class C                                                                  --       (126,240,715)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (495,177,582)     1,670,331,026
------------------------------------------------------------------------------------------------
  Class B                                                        (718,097,498)     1,786,995,772
------------------------------------------------------------------------------------------------
  Class C                                                         (53,919,909)       774,093,169
================================================================================================
    Net increase (decrease) in net assets                      (2,832,686,339)    (2,861,956,695)
================================================================================================

NET ASSETS:

  Beginning of period                                          24,977,061,625     27,839,018,320
================================================================================================
  End of period                                               $22,144,375,286    $24,977,061,625
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $20,769,314,314    $22,036,509,303
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (47,729,205)          (751,164)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currency contracts, futures
    contracts and option contracts                               (846,705,002)        21,847,054
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currency contracts, futures contracts and option
    contracts                                                   2,269,495,179      2,919,456,432
================================================================================================
                                                              $22,144,375,286    $24,977,061,625
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at June 30, 2001 were as follows:

                              CONTRACT TO                            UNREALIZED
SETTLEMENT             --------------------------                   APPRECIATION
DATE        CURRENCY     DELIVER       RECEIVE         VALUE       (DEPRECIATION)
----------  --------   -----------   ------------   ------------   --------------
 08/30/01     CAD      452,750,000   $293,139,268   $297,865,501    $(4,726,233)
---------------------------------------------------------------------------------
 08/31/01     EUR      125,350,000    107,204,514    106,127,766      1,076,748
=================================================================================
                                     $400,343,782   $403,993,267    $(3,649,485)
_________________________________________________________________________________
=================================================================================

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. Effective July 1, 2000, AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. For the six months ended June 30, 2001, AIM waived fees of $5,432,918.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $400,626 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $11,068,372 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $13,084,290, $57,766,811 and $5,907,455, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,347,004 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30,

2001, AIM Distributors received $351,065 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $13,240 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $212,610 which resulted in a reduction of the Fund's total expenses of $212,610.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $184,346,881 were on loan to brokers. The loans were secured by cash collateral of $222,948,300 received by the Fund and subsequently invested in the affiliated money market fund STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended June 30, 2001, the Fund received fees of $237,666 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $4,909,177,455 and $6,015,655,414, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                    $ 3,669,810,613
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (1,402,154,602)
==========================================================
Net unrealized appreciation of investment
  securities                               $ 2,267,656,011
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $19,941,361,626.


NOTE 8-FUTURES CONTRACTS

On June 30, 2001, $42,175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts at June 30, 2001 were as follows:

                                                                   UNREALIZED
                        NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT       VALUE       (DEPRECIATION)
--------               ---------   ------------   ------------   --------------
S&P 500 Index            2,200     Sep. 01/Long   $677,435,000    $(28,808,666)
_______________________________________________________________________________
===============================================================================


NOTE 9-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                 -------------------------
                                 NUMBER OF      PREMIUMS
                                 CONTRACTS      RECEIVED
                                 ---------    ------------
Beginning of period                86,390     $ 76,053,069
----------------------------------------------------------
Closed                            (17,000)     (10,569,566)
----------------------------------------------------------
Exercised                         (32,000)     (26,673,189)
----------------------------------------------------------
Expired                           (37,390)     (38,810,314)
==========================================================
End of period                          --     $         --
__________________________________________________________
==========================================================

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                    JUNE 30, 2001                    DECEMBER 31, 2000
                                                           -------------------------------    --------------------------------
                                                              SHARES           AMOUNT            SHARES            AMOUNT
                                                           ------------    ---------------    -------------    ---------------
Sold:
  Class A                                                    56,447,089    $   681,583,286      630,010,408    $ 3,156,759,316
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    33,894,693        390,739,225      703,853,509      2,552,273,834
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     8,735,076        101,198,005       87,455,815        904,931,025
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --                 --       83,714,399      1,028,837,590
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --                 --       99,085,297      1,163,271,351
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --                 --       10,150,935        119,273,711
==============================================================================================================================
Reacquired:
  Class A                                                   (98,553,596)    (1,176,760,868)     (75,280,734)    (2,515,265,880)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (97,742,000)    (1,108,836,723)     (60,835,163)    (1,928,549,413)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (13,608,731)      (155,117,914)     (10,212,288)      (250,111,567)
==============================================================================================================================
                                                           (110,827,469)   $(1,267,194,989)   1,467,942,178    $ 4,231,419,967
______________________________________________________________________________________________________________________________
==============================================================================================================================


NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2001            2000(a)        1999(b)       1998(b)       1997(b)      1996(a)(b)
                                         ----------------    -----------    -----------    ----------    ----------    ----------
Net asset value, beginning of period       $     12.51       $     16.28    $     13.40    $    10.81    $     9.72    $     8.94
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    0.00             (0.04)         (0.01)         0.03          0.05          0.14
=================================================================================================================================
  Net gains (losses) on securities
    (both realized and unrealized)               (0.76)            (2.42)          3.97          3.46          2.26          1.14
=================================================================================================================================
    Total from investment operations             (0.76)            (2.46)          3.96          3.49          2.31          1.28
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --                --             --         (0.03)        (0.01)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --             (1.31)         (1.08)        (0.87)        (1.21)        (0.37)
=================================================================================================================================
    Total distributions                             --             (1.31)         (1.08)        (0.90)        (1.22)        (0.50)
=================================================================================================================================
Net asset value, end of period             $     11.75       $     12.51    $     16.28    $    13.40    $    10.81    $     9.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                  (6.08)%          (14.95)%        29.95%        32.76%        23.95%        14.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $10,045,220       $11,223,504    $12,640,073    $8,823,094    $6,745,253    $5,100,061
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                                1.05%(d)          1.00%          1.00%         1.00%         1.04%         1.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.10%(d)          1.04%          1.02%         1.02%         1.06%         1.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                           0.01%(d)         (0.11)%        (0.09)%        0.26%         0.57%         1.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             23%               67%            66%          113%          137%          126%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $10,554,134,321.

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2001            2000(a)      1999(a)(b)      1998(b)       1997(b)      1996(a)(b)
                                         ----------------    -----------    -----------    ----------    ----------    ----------
Net asset value, beginning of period       $     11.94       $     15.73    $     13.08    $    10.63    $     9.64    $     8.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.04)            (0.31)         (0.13)        (0.06)        (0.02)         0.07
=================================================================================================================================
  Net gains (losses) on securities
    (both realized and unrealized)               (0.73)            (2.17)          3.86          3.38          2.22          1.13
=================================================================================================================================
    Total from investment operations             (0.77)            (2.48)          3.73          3.32          2.20          1.20
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --                --             --            --            --         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --             (1.31)         (1.08)        (0.87)        (1.21)        (0.37)
=================================================================================================================================
    Total distributions                             --             (1.31)         (1.08)        (0.87)        (1.21)        (0.44)
=================================================================================================================================
Net asset value, end of period             $     11.17       $     11.94    $     15.73    $    13.08    $    10.63    $     9.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                  (6.45)%          (15.65)%        28.94%        31.70%        22.96%        13.57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $10,972,772       $12,491,366    $14,338,087    $9,680,068    $6,831,796    $4,875,933
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                                1.81%(d)          1.77%          1.79%         1.80%         1.85%         1.94%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             1.86%(d)          1.81%          1.81%         1.82%         1.87%         1.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                          (0.75)%(d)        (0.89)%        (0.88)%       (0.54)%       (0.24)%        0.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             23%               67%            66%          113%          137%          126%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $11,649,108,310.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                                                                 (DATE OPERATIONS
                                                   SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                       JUNE 30,        --------------------------------------      DECEMBER 31,
                                                         2001           2000(a)      1999(a)(b)    1998(a)(b)        1997(b)
                                                   ----------------    ----------    ----------    ----------    ----------------
Net asset value, beginning of period                  $    11.95       $    15.74     $  13.09      $  10.63         $  11.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.04)           (0.31)       (0.13)        (0.06)              --
=================================================================================================================================
  Net gains (losses) on securities (both realized
    and unrealized)                                        (0.73)           (2.17)        3.86          3.39            (0.02)
=================================================================================================================================
    Total from investment operations                       (0.77)           (2.48)        3.73          3.33            (0.02)
=================================================================================================================================
Less distributions from net realized gains                    --            (1.31)       (1.08)        (0.87)           (1.21)
=================================================================================================================================
Net asset value, end of period                        $    11.18       $    11.95     $  15.74      $  13.09         $  10.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            (6.44)%         (15.62)%      28.92%        31.72%           (0.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,126,383       $1,262,192     $860,859      $212,095         $ 32,900
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.81%(d)         1.77%        1.79%         1.80%            1.84%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.86%(d)         1.81%        1.81%         1.82%            1.86%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment loss to average net
  assets                                                   (0.75)%(d)       (0.88)%      (0.88)%       (0.54)%          (0.23)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       23%              67%          66%          113%             137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,191,282,292.
(e)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
DOMESTIC COMMON STOCKS-74.62%

ADVERTISING-2.59%

Interpublic Group of Companies, Inc. (The)          39,000   $  1,144,650
-------------------------------------------------------------------------
Omnicom Group Inc.                                  44,400      3,818,400
=========================================================================
                                                                4,963,050
=========================================================================

AIRLINES-0.64%

Continental Airlines, Inc.-Class B(a)               25,000      1,231,250
=========================================================================

APPAREL RETAIL-0.54%

Abercrombie & Fitch Co.-Class A(a)                  23,000      1,023,500
=========================================================================

APPLICATION SOFTWARE-2.91%

BEA Systems, Inc.(a)                                29,400        902,874
-------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                     60,000      1,117,800
-------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                 72,000      3,544,560
=========================================================================
                                                                5,565,234
=========================================================================

BANKS-1.81%

Bank of New York Co., Inc. (The)                    72,000      3,456,000
=========================================================================

BROADCASTING & CABLE TV-6.01%

Charter Communications, Inc.-Class A(a)            331,000      7,728,850
-------------------------------------------------------------------------
Comcast Corp.-Class A(a)                            49,000      2,126,600
-------------------------------------------------------------------------
General Motors Corp.-Class H(a)                     34,500        698,625
-------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)            22,000        941,160
=========================================================================
                                                               11,495,235
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.73%

Best Buy Co., Inc.(a)                               22,000      1,397,440
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.36%

EMC Corp.(a)                                        24,000        697,200
=========================================================================

CONSTRUCTION & ENGINEERING-0.99%

Jacobs Engineering Group Inc.(a)                    29,000      1,891,670
=========================================================================

CONSUMER FINANCE-1.58%

Capital One Financial Corp.                         23,000      1,380,000
-------------------------------------------------------------------------
Providian Financial Corp.                           27,700      1,639,840
=========================================================================
                                                                3,019,840
=========================================================================

DATA PROCESSING SERVICES-7.21%

Automatic Data Processing, Inc.                     30,400      1,510,880
-------------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                          81,000      4,779,000
-------------------------------------------------------------------------
Concord EFS, Inc.(a)                                77,200      4,015,172
-------------------------------------------------------------------------
First Data Corp.                                    54,100      3,475,925
=========================================================================
                                                               13,780,977
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.24%

Ambac Financial Group, Inc.                         41,000      2,386,200
-------------------------------------------------------------------------
Citigroup Inc.                                      70,500      3,725,220
-------------------------------------------------------------------------
J.P. Morgan Chase & Co.                             17,490        780,054
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       43,000      3,343,250
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley Dean Witter & Co.                    35,000   $  2,248,050
-------------------------------------------------------------------------
State Street Corp.                                  18,000        890,820
-------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A              75,000      2,381,250
=========================================================================
                                                               15,754,844
=========================================================================

ELECTRIC UTILITIES-4.56%

AES Corp. (The)(a)                                  60,000      2,583,000
-------------------------------------------------------------------------
Calpine Corp.(a)                                    53,000      2,003,400
-------------------------------------------------------------------------
Duke Energy Corp.                                   65,000      2,535,650
-------------------------------------------------------------------------
Reliant Resources, Inc.(a)                          64,900      1,603,030
=========================================================================
                                                                8,725,080
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.64%

Symbol Technologies, Inc.                           76,000      1,687,200
-------------------------------------------------------------------------
Waters Corp.(a)                                     52,600      1,452,286
=========================================================================
                                                                3,139,486
=========================================================================

GENERAL MERCHANDISE STORES-2.94%

BJ's Wholesale Club, Inc.(a)                        27,000      1,438,020
-------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                         76,000      2,115,840
-------------------------------------------------------------------------
Target Corp.                                        60,000      2,076,000
=========================================================================
                                                                5,629,860
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.80%

Quest Diagnostics Inc.(a)                           46,000      3,443,100
=========================================================================

HEALTH CARE EQUIPMENT-1.74%

Baxter International Inc.                           68,000      3,332,000
=========================================================================

HEALTH CARE FACILITIES-3.81%

HCA Inc.                                            75,000      3,389,250
-------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                        88,000      3,896,640
=========================================================================
                                                                7,285,890
=========================================================================

HEAVY ELECTRICAL EQUIPMENT-0.75%

Capstone Turbine Corp.(a)                           65,000      1,435,850
=========================================================================

INDUSTRIAL CONGLOMERATES-1.80%

General Electric Co.                                70,800      3,451,500
=========================================================================

INTERNET SOFTWARE & SERVICES-0.44%

Openwave Systems Inc.(a)                            24,000        832,800
=========================================================================

LIFE & HEALTH INSURANCE-1.60%

AFLAC, Inc.                                         97,000      3,054,530
=========================================================================

MANAGED HEALTH CARE-2.58%

CIGNA Corp.                                         17,000      1,628,940
-------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                   35,000      3,298,400
=========================================================================
                                                                4,927,340
=========================================================================

MULTI-UTILITIES-2.74%

Dynegy Inc.-Class A                                 42,000      1,953,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
MULTI-UTILITIES-(CONTINUED)

Enron Corp.                                       67,000     $  3,283,000
=========================================================================
                                                                5,236,000
=========================================================================

OIL & GAS DRILLING-1.56%

ENSCO International Inc.                          74,000        1,731,600
-------------------------------------------------------------------------
Transocean Sedco Forex Inc.                       30,400        1,254,000
=========================================================================
                                                                2,985,600
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.19%

Weatherford International, Inc.(a)                47,500        2,280,000
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.45%

Anadarko Petroleum Corp.                          16,000          864,480
=========================================================================

PHARMACEUTICALS-4.32%

Allergan, Inc.                                    28,800        2,462,400
-------------------------------------------------------------------------
IVAX Corp.(a)                                     31,250        1,218,750
-------------------------------------------------------------------------
Pfizer Inc.                                      114,300        4,577,715
=========================================================================
                                                                8,258,865
=========================================================================

SEMICONDUCTORS-1.18%

Microchip Technology Inc.(a)                      67,700        2,263,211
=========================================================================

STEEL-1.38%

Shaw Group Inc. (The)(a)                          66,000        2,646,600
=========================================================================

SYSTEMS SOFTWARE-0.89%

VERITAS Software Corp.(a)                         25,500        1,696,515
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.48%

Comverse Technology, Inc.(a)                      19,500        1,123,590
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          42,000        1,705,200
=========================================================================
                                                                2,828,790
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.16%

Nextel Communications, Inc.-Class A(a)            61,000        1,067,500
-------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                 197,600        3,066,752
=========================================================================
                                                                4,134,252
=========================================================================
    Total Domestic Common Stocks (Cost
      $141,021,294)                                           142,727,989
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-14.35%

BERMUDA-5.67%

ACE Ltd. (Property & Casualty Insurance)          62,500        2,443,125
-------------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)              43,200        3,231,360
-------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                  95,000        5,177,500
=========================================================================
                                                               10,851,985
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

CANADA-1.52%

Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 56,500     $  2,909,750
=========================================================================

FINLAND-0.45%

Nokia Oyj-ADR (Telecommunications Equipment)      39,000          859,560
=========================================================================

IRELAND-1.63%

Elan Corp. PLC-ADR (Pharmaceuticals)(a)           51,000        3,111,000
=========================================================================

ISRAEL-0.60%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)               22,600        1,142,882
=========================================================================

NETHERLANDS-1.03%

ASM Lithography Holding N.V.-New York Shares
  (Semiconductor Equipment)(a)                    89,000        1,980,250
=========================================================================

SINGAPORE-0.74%

Flextronics International Ltd. (Electronic
  Equipment & Instruments)(a)                     54,200        1,415,162
=========================================================================

UNITED KINGDOM-2.71%

Amdocs Ltd. (Application Software)(a)             60,000        3,231,000
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)(a)                            35,100        1,948,050
=========================================================================
                                                                5,179,050
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $28,061,380)                             27,449,639
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-1.04%

U.S. Treasury Bills-1.04%
  3.44%, 09/20/01 (Cost $1,984,700)(b)       $ 2,000,000(c)  $  1,984,840
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-10.76%

STIC Liquid Assets Portfolio(d)               10,288,291       10,288,291
-------------------------------------------------------------------------
STIC Prime Portfolio(d)                       10,288,291       10,288,291
=========================================================================
    Total Money Market Funds (Cost
      $20,576,582)                                             20,576,582
=========================================================================
TOTAL INVESTMENTS-100.77% (Cost $191,643,956)                 192,739,050
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.77%)                          (1,472,659)
=========================================================================
NET ASSETS-100.00%                                           $191,266,391
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $191,643,956)*                                $192,739,050
------------------------------------------------------------
Receivables for:
  Investments sold                                   515,509
------------------------------------------------------------
  Variation margin                                    25,850
------------------------------------------------------------
  Fund shares sold                                   430,455
------------------------------------------------------------
  Dividends                                          105,684
------------------------------------------------------------
Investment for deferred compensation plan              4,761
------------------------------------------------------------
Collateral for securities loaned                  17,220,095
------------------------------------------------------------
Other assets                                          70,067
============================================================
    Total assets                                 211,111,471
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,004,812
------------------------------------------------------------
  Fund shares reacquired                             325,608
------------------------------------------------------------
  Deferred compensation plan                           4,761
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        17,220,095
------------------------------------------------------------
Accrued distribution fees                            204,871
------------------------------------------------------------
Accrued transfer agent fees                           47,609
------------------------------------------------------------
Accrued operating expenses                            37,324
============================================================
    Total liabilities                             19,845,080
============================================================
Net assets applicable to shares outstanding     $191,266,391
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 73,032,077
____________________________________________________________
============================================================
Class B                                         $ 81,288,167
____________________________________________________________
============================================================
Class C                                         $ 36,946,147
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            8,977,412
____________________________________________________________
============================================================
Class B                                           10,050,501
____________________________________________________________
============================================================
Class C                                            4,568,207
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       8.14
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.14 divided by
      94.50%)                                   $       8.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                       $       8.09
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                       $       8.09
____________________________________________________________
============================================================

* At June 30, 2001, securities with an aggregate market value of $17,065,940, were on loan to brokers

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,484)                                       $    269,033
------------------------------------------------------------
Dividends from affiliated money market funds         594,807
------------------------------------------------------------
Interest                                              39,107
------------------------------------------------------------
Security lending income                                3,148
============================================================
    Total investment income                          906,095
============================================================

EXPENSES:

Advisory fees                                        658,940
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        23,113
------------------------------------------------------------
Distribution fees -- Class A                         117,461
------------------------------------------------------------
Distribution fees -- Class B                         373,118
------------------------------------------------------------
Distribution fees -- Class C                         171,663
------------------------------------------------------------
Transfer agent fees -- Class A                        74,018
------------------------------------------------------------
Transfer agent fees -- Class B                        89,406
------------------------------------------------------------
Transfer agent fees -- Class C                        41,134
------------------------------------------------------------
Trustees' fees                                         5,271
------------------------------------------------------------
Other                                                 88,201
============================================================
    Total expenses                                 1,667,120
============================================================
Less: Fees waived                                    (40,715)
------------------------------------------------------------
    Expenses paid indirectly                          (5,189)
============================================================
    Net expenses                                   1,621,216
============================================================
Net investment income (loss)                        (715,121)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (17,354,793)
------------------------------------------------------------
  Futures contracts                                 (278,010)
------------------------------------------------------------
  Option contracts written                           128,996
============================================================
                                                 (17,503,807)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            7,040,948
------------------------------------------------------------
  Futures contracts                                 (181,345)
============================================================
                                                   6,859,603
============================================================
Net gain (loss) from investment securities,
  futures contracts and option contracts:        (10,644,204)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(11,359,325)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) to December 31, 2000
(Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (715,121)   $    (77,478)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                     (17,503,807)     (2,436,640)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  6,859,603      (6,097,963)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (11,359,325)     (8,612,081)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --         (62,905)
------------------------------------------------------------------------------------------
  Class B                                                               --         (71,403)
------------------------------------------------------------------------------------------
  Class C                                                               --         (35,183)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       21,525,282      59,053,644
------------------------------------------------------------------------------------------
  Class B                                                       23,561,508      66,427,674
------------------------------------------------------------------------------------------
  Class C                                                        8,780,326      32,058,854
==========================================================================================
    Net increase in net assets                                  42,507,791     148,758,600
==========================================================================================

NET ASSETS:

  Beginning of period                                          148,758,600              --
==========================================================================================
  End of period                                               $191,266,391    $148,758,600
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF

  Shares of beneficial interest                               $211,395,921    $157,528,805
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (741,899)        (26,778)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, futures contracts and option contracts         (20,149,271)     (2,645,464)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                               761,640      (6,097,963)
==========================================================================================
                                                              $191,266,391    $148,758,600
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Value II Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $40,715.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $104,500 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $117,461, $373,118 and $171,663, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $73,641 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $14,839 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,811 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,538 and reductions in custodian fees of $3,651 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,189.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At June 30, 2001, securities with an aggregate value of $17,065,940 were on loan to brokers. The loans were secured by cash collateral of $17,220,095 received by the Fund and subsequently invested in the affiliated money market fund STIC Liquid Assets Portfolio. For the six months ended June 30, 2001, the Fund received fees of $3,148 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $99,363,965 and $47,141,798, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 15,918,869
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (15,051,920)
=========================================================
Net unrealized appreciation of investment
  securities                                 $    866,949
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $191,872,101.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of period                    --       $      --
---------------------------------------------------------
Written                               250         128,996
---------------------------------------------------------
Expired                              (250)       (128,996)
=========================================================
End of period                          --       $      --
_________________________________________________________
=========================================================


NOTE 9-FUTURES CONTRACTS

On June 30, 2001, $426,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                                                                    UNREALIZED
                        NO. OF         MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS     COMMITMENT       VALUE       (DEPRECIATION)
--------               ---------    ------------    ----------    --------------
S&P 500 Index             22        Sep. 01/Long    $6,774,350      $(333,454)
________________________________________________________________________________
================================================================================


NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                     JUNE 30, 2001               DECEMBER 31, 2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      4,710,701    $ 39,451,596     6,803,909    $ 62,419,096
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,885,322      32,713,745     7,466,598      67,975,309
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,659,091      13,954,969     3,674,621      33,162,044
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --         7,039          59,975
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         8,075          68,635
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         3,982          33,851
======================================================================================================================
Reacquired:
  Class A                                                     (2,149,972)    (17,926,314)     (394,265)     (3,425,427)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,123,761)     (9,152,237)     (185,733)     (1,616,270)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (637,699)     (5,174,643)     (131,788)     (1,137,041)
======================================================================================================================
                                                               6,343,682    $ 53,867,116    17,252,438    $157,540,172
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)             2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  8.64             $  10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.02)                  --
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.48)               (1.35)
==================================================================================================
    Total from investment operations                                (0.50)               (1.35)
==================================================================================================
Less distributions from net realized gains                             --                (0.01)
==================================================================================================
Net asset value, end of period                                    $  8.14             $   8.64
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                     (5.79)%             (13.49)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $73,032             $ 55,409
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.43%(c)             1.40%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.48%(c)             2.00%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (0.40)%(c)            0.10%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                31%                  13%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $67,677,053.
(d)  Annualized.

                                                                            CLASS B
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)             2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  8.61             $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)              (0.02)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.48)              (1.36)
==================================================================================================
    Total from investment operations                                (0.52)              (1.38)
==================================================================================================
Less distributions from net realized gains                             --               (0.01)
==================================================================================================
Net asset value, end of period                                    $  8.09             $  8.61
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                     (6.04)%            (13.79)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $81,288             $62,792
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.10%(c)            2.10%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.15%(c)            2.70%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (1.07)%(c)          (0.60)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                31%                 13%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $75,241,967.
(d)  Annualized.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)             2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  8.62             $  10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)               (0.02)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.49)               (1.35)
==================================================================================================
    Total from investment operations                                (0.53)               (1.37)
==================================================================================================
Less distributions from net realized gains                             --                (0.01)
==================================================================================================
Net asset value, end of period                                    $  8.09             $   8.62
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                     (6.15)%             (13.69)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $36,946             $ 30,557
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.10%(c)             2.10%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.15%(c)             2.70%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (1.07)%(c)           (0.60)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                31%                  13%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $34,617,188.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                           MARKET
                                               SHARES      VALUE
DOMESTIC COMMON STOCKS-63.16%

BANKS-0.94%

Bank of New York Co., Inc. (The)                 1,700   $   81,600
===================================================================

BROADCASTING & CABLE TV-3.85%

Comcast Corp.-Class A(a)                         4,000      173,600
-------------------------------------------------------------------
EchoStar Communications Corp.-Class A(a)         5,000      162,100
===================================================================
                                                            335,700
===================================================================

CONSTRUCTION & ENGINEERING-5.88%

Granite Construction Inc.                        4,000      101,680
-------------------------------------------------------------------
Jacobs Engineering Group Inc.(a)                 6,300      410,949
===================================================================
                                                            512,629
===================================================================

DATA PROCESSING SERVICES-3.26%

Concord EFS, Inc.(a)                             3,000      156,030
-------------------------------------------------------------------
First Data Corp.                                 2,000      128,500
===================================================================
                                                            284,530
===================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.48%

H&R Block, Inc.                                  2,000      129,100
===================================================================

DIVERSIFIED FINANCIAL SERVICES-5.99%

Citigroup Inc.                                   4,000      211,360
-------------------------------------------------------------------
Freddie Mac                                      1,500      105,000
-------------------------------------------------------------------
Gabelli Asset Management Inc.-Class A(a)         5,000      205,750
===================================================================
                                                            522,110
===================================================================

ELECTRIC UTILITIES-9.98%

Calpine Corp.(a)                                 3,000      113,400
-------------------------------------------------------------------
Duke Energy Corp.                                5,000      195,050
-------------------------------------------------------------------
Exelon Corp.                                     2,000      128,240
-------------------------------------------------------------------
Mirant Corp.(a)                                 12,600      433,440
===================================================================
                                                            870,130
===================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.62%

Agilent Technologies, Inc.(a)                    7,000      227,500
-------------------------------------------------------------------
Thermo Electron Corp.(a)                         4,000       88,080
===================================================================
                                                            315,580
===================================================================

FOOTWEAR-1.36%

Timberland Co. (The)-Class A(a)                  3,000      118,530
===================================================================

GAS UTILITIES-1.20%

El Paso Corp.                                    2,000      105,080
===================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.18%

Cardinal Health, Inc.                            1,200       82,800
-------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)          1,400      107,660
===================================================================
                                                            190,460
===================================================================

                                                           MARKET
                                               SHARES      VALUE

INSURANCE BROKERS-1.22%

Willis Group Holdings Ltd.(a)                    6,000   $  106,500
===================================================================

INTEGRATED OIL & GAS-3.99%

Conoco Inc.-Class B                              6,000      173,400
-------------------------------------------------------------------
Exxon Mobil Corp.                                2,000      174,700
===================================================================
                                                            348,100
===================================================================

LIFE & HEALTH INSURANCE-1.37%

AFLAC, Inc.                                      3,800      119,662
===================================================================

MANAGED HEALTH CARE-3.54%

UnitedHealth Group Inc.                          5,000      308,750
===================================================================

OIL & GAS EQUIPMENT & SERVICES-1.99%

Tidewater Inc.                                   4,600      173,420
===================================================================

PHARMACEUTICALS-7.63%

Abbott Laboratories                              2,000       96,020
-------------------------------------------------------------------
Allergan, Inc.                                   2,000      171,000
-------------------------------------------------------------------
Barr Laboratories, Inc.(a)                       2,500      176,025
-------------------------------------------------------------------
Johnson & Johnson                                3,400      170,000
-------------------------------------------------------------------
Pfizer Inc.                                      1,300       52,065
===================================================================
                                                            665,110
===================================================================

STEEL-3.68%

Shaw Group Inc. (The)(a)                         8,000      320,800
===================================================================
    Total Domestic Common Stocks (Cost
      $5,483,152)                                         5,507,791
===================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-25.45%

BERMUDA-3.43%

Everest Re Group, Ltd. (Reinsurance)             4,000      299,200
===================================================================

BRAZIL-1.03%

Embraer-Empresa Brasileira de Aeronautica
  S.A.-ADR (Aerospace & Defense)                 2,300       89,815
===================================================================

CANADA-1.20%

Biovail Corp. (Pharmaceuticals)(a)               2,400      104,400
===================================================================

DENMARK-1.00%

Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                     1,874       87,472
===================================================================

FRANCE-6.23%

Aventis S.A. (Pharmaceuticals)                   1,700      135,879
-------------------------------------------------------------------
Coflexip S.A. (Oil & Gas Equipment &
  Services)(b)                                     400       60,315
-------------------------------------------------------------------
Coflexip S.A.-ADR (Oil & Gas Equipment &
  Services)(b)                                   2,000      150,140
-------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
FRANCE-(CONTINUED)

Sanofi-Synthelabo S.A. (Pharmaceuticals)         3,000   $  197,067
===================================================================
                                                            543,401
===================================================================

GERMANY-1.57%

Altana A.G. (Pharmaceuticals)                    3,600      137,006
===================================================================

IRELAND-3.98%

Elan Corp. PLC-ADR (Pharmaceuticals)(a)          2,000      122,000
-------------------------------------------------------------------
Ryanair Holdings PLC (Airlines)(a)              21,700      225,313
===================================================================
                                                            347,313
===================================================================

ITALY-0.54%

Riunione Adriatica di Sicurta S.p.A
  (Multi-Line Insurance)                         3,800       46,767
===================================================================

SPAIN-1.32%

NH Hoteles, S.A. (Hotels)                        9,703      114,893
===================================================================

                                                           MARKET
                                               SHARES      VALUE

UNITED KINGDOM-5.15%

ARM Holdings PLC (Semiconductors)(a)            20,000   $   75,626
-------------------------------------------------------------------
BP PLC-ADR (Integrated Oil & Gas)                5,500      274,175
-------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       19,000       98,736
===================================================================
                                                            448,537
===================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $2,122,119)                         2,218,804
===================================================================

MONEY MARKET FUNDS-10.75%

STIC Liquid Assets Portfolio(c)                468,617      468,617
-------------------------------------------------------------------
STIC Prime Portfolio(c)                        468,617      468,617
===================================================================
    Total Money Market Funds (Cost $937,234)                937,234
===================================================================
TOTAL INVESTMENTS-99.36% (Cost $8,542,505)                8,663,829
===================================================================
OTHER ASSETS LESS LIABILITIES-0.64%                          56,069
===================================================================
NET ASSETS-100.00%                                       $8,719,898
___________________________________________________________________
===================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $8,542,505)    $8,663,829
------------------------------------------------------------
Foreign currencies, at value (cost $622)                 612
------------------------------------------------------------
Receivables for:
  Fund shares sold                                    13,647
------------------------------------------------------------
  Dividends                                            3,100
------------------------------------------------------------
  Due from advisor                                    18,251
------------------------------------------------------------
Investment for deferred compensation plan              1,537
------------------------------------------------------------
Other assets                                          51,574
============================================================
    Total assets                                   8,752,550
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               2,538
------------------------------------------------------------
  Foreign currency contracts outstanding               3,126
------------------------------------------------------------
  Deferred compensation plan                           1,537
------------------------------------------------------------
Accrued distribution fees                              7,812
------------------------------------------------------------
Accrued transfer agent fees                            1,425
------------------------------------------------------------
Accrued operating expenses                            16,214
============================================================
    Total liabilities                                 32,652
============================================================
Net assets applicable to shares outstanding       $8,719,898
____________________________________________________________
============================================================

NET ASSETS:

Class A                                           $6,833,854
____________________________________________________________
============================================================
Class B                                           $  977,927
____________________________________________________________
============================================================
Class C                                           $  908,117
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              723,331
____________________________________________________________
============================================================
Class B                                              103,831
____________________________________________________________
============================================================
Class C                                               96,324
____________________________________________________________
============================================================
Class A:
  Net asset value per share                       $     9.45
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.45 divided by
      94.50%)                                     $    10.00
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share    $     9.42
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share    $     9.43
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                          $  42,057
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $2,972)                                            29,135
-----------------------------------------------------------
Dividends from affiliated money market funds          1,252
===========================================================
    Total investment income                          72,444
===========================================================

EXPENSES:

Advisory fees                                        28,332
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                        7,927
-----------------------------------------------------------
Distribution fees -- Class A                          9,546
-----------------------------------------------------------
Distribution fees -- Class B                          2,862
-----------------------------------------------------------
Distribution fees -- Class C                          3,499
-----------------------------------------------------------
Transfer agent fees -- Class A                        4,173
-----------------------------------------------------------
Transfer agent fees -- Class B                          479
-----------------------------------------------------------
Transfer agent fees -- Class C                          585
-----------------------------------------------------------
Trustees' fees                                        4,465
-----------------------------------------------------------
Registration and filing fees                         43,001
-----------------------------------------------------------
Printing                                             11,910
-----------------------------------------------------------
Professional fees                                    31,110
-----------------------------------------------------------
Other                                                 3,746
===========================================================
    Total expenses                                  176,430
===========================================================
Less: Fees waived and expenses reimbursed          (112,034)
-----------------------------------------------------------
    Expenses paid indirectly                            (54)
===========================================================
    Net expenses                                     64,342
===========================================================
Net investment income                                 8,102
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (599,533)
-----------------------------------------------------------
  Foreign currencies                                 (2,178)
-----------------------------------------------------------
  Futures contracts                                  26,574
-----------------------------------------------------------
  Option contracts written                           15,020
===========================================================
                                                   (560,117)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             121,324
-----------------------------------------------------------
  Foreign currencies                                    (25)
-----------------------------------------------------------
  Foreign currency contracts                         (3,126)
===========================================================
                                                    118,173
===========================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                        (441,944)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                       $(433,842)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the period December 29, 2000 (date operations commenced) to December 31, 2000
(Unaudited)

                                                               JUNE 30,    DECEMBER 31,
                                                                 2001          2000
                                                              ----------   ------------
OPERATIONS:

  Net investment income                                       $    8,102    $      321
---------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (560,117)           --
---------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                    118,173            --
=======================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (433,842)          321
=======================================================================================
Share transactions-net:
  Class A                                                      6,087,338     1,109,445
---------------------------------------------------------------------------------------
  Class B                                                      1,005,297            10
---------------------------------------------------------------------------------------
  Class C                                                        951,319            10
=======================================================================================
    Net increase in net assets                                 7,610,112     1,109,786
=======================================================================================

NET ASSETS:

  Beginning of period                                          1,109,786            --
=======================================================================================
  End of period                                               $8,719,898    $1,109,786
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $9,150,419    $1,106,465
---------------------------------------------------------------------------------------
  Undistributed net investment income                             11,423         3,321
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (560,117)            0
---------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and foreign currency contracts                    118,173             0
=======================================================================================
                                                              $8,719,898    $1,109,786
_______________________________________________________________________________________
=======================================================================================

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Worldwide Spectrum Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at June 30, 2001 were as follows:

                                CONTRACT TO                        UNREALIZED
   SETTLEMENT              ----------------------                 APPRECIATION
      DATE      CURRENCY    DELIVER     RECEIVE       VALUE      (DEPRECIATION)
   ----------   --------   ---------   ----------   ----------   --------------
   09/06/01       BRL        180,000   $   73,590   $   76,176      $(2,586)
   ----------------------------------------------------------------------------
   09/04/01       DKK        635,000       71,934       72,141         (207)
   ----------------------------------------------------------------------------
   09/04/01       EUR      1,100,000      928,400      931,260       (2,860)
   ----------------------------------------------------------------------------
   09/04/01       GBP        260,000      367,757      365,230        2,527
   ============================================================================
                                       $1,441,681   $1,444,807      $(3,126)
    ___________________________________________________________________________
   ============================================================================


G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. For the six months ended June 30, 2001, AIM waived fees of $28,332 and reimbursed expenses of $83,702.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $2,528 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $9,546, $2,862 and $3,499, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $7,672 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $260 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,442 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $54 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $54.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $13,453,514 and $5,248,710, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 463,986
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (342,662)
========================================================
Net unrealized appreciation of investment
  securities                                   $ 121,324
________________________________________________________
========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period December 29, 2000 (date operations commenced) through December 31, 2000 were as follows:

                                                                  JUNE 30, 2001          DECEMBER 31, 2000
                                                              ---------------------    ---------------------
                                                              SHARES       AMOUNT      SHARES       AMOUNT
                                                              -------    ----------    -------    ----------
Sold:
  Class A                                                     632,546    $6,268,529    110,945    $1,109,445
------------------------------------------------------------------------------------------------------------
  Class B                                                     110,902     1,073,335          1            10
------------------------------------------------------------------------------------------------------------
  Class C                                                     117,445     1,147,173          1            10
============================================================================================================
Reacquired:
  Class A                                                     (20,160)     (181,191)        --            --
------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,072)      (68,038)        --            --
------------------------------------------------------------------------------------------------------------
  Class C                                                     (21,122)     (195,854)        --            --
============================================================================================================
                                                              812,539    $8,043,954    110,947    $1,109,465
____________________________________________________________________________________________________________
============================================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                                              -------------------------------------
                                                                                  DECEMBER 29, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED      COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                  2001(a)               2000
                                                              ----------------    -----------------
Net asset value, beginning of period                               $10.00              $10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.02                  --
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.57)                 --
===================================================================================================
    Total from investment operations                                (0.55)                 --
===================================================================================================
Net asset value, end of period                                     $ 9.45              $10.00
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                     (5.50)%                 0%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $6,834              $1,110
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        1.79%(c)            1.80%(d)
---------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     5.12%(c)           76.90%(d)
===================================================================================================
Ratio of net investment income to average net assets                 0.37%(c)            3.91%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                               106%                 --
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $5,499,741.
(d)  Annualized.

                                                                  CLASS B
                                                              ---------------
                                                              JANUARY 2, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                 JUNE 30,
                                                                  2001(a)
                                                              ---------------
Net asset value, beginning of period                              $10.00
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.57)
=============================================================================
    Total from investment operations                               (0.58)
=============================================================================
Net asset value, end of period                                    $ 9.42
_____________________________________________________________________________
=============================================================================
Total return(b)                                                    (5.80)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  978
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                       2.45%(c)
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                    5.78%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets        (0.29)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                              106%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $577,173.

                                                                  CLASS C
                                                              ----------------
                                                              JANUARY 11, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                  JUNE 30,
                                                                  2001(a)
                                                              ----------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.01)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.56)
==============================================================================
    Total from investment operations                                (0.57)
==============================================================================
Net asset value, end of period                                     $ 9.43
______________________________________________________________________________
==============================================================================
Total return(b)                                                     (5.70)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  908
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.45%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     5.78%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (0.30)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                               106%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $705,685.

                                     PART C
                                OTHER INFORMATION

Item 23.     Exhibits

a (1)          -   (a) Amended and Restated Agreement and Declaration of Trust,
                   dated November 5, 1998.(6)

               - (b) Amendment No. 1, dated December 21, 1998, to Amended and Restated Agreement and Declaration of Trust.(6)

               - (c) Amendment No. 2, dated June 1, 2000, to Amended and Restated Agreement and Declaration of Trust.(10)

               - (d) Amendment No. 3, dated June 14, 2000, to Amended and Restated Agreement and Declaration of Trust.(10)

               - (e) Amendment No. 4, dated September 22, 2000, to Amended and Restated Agreement and Declaration of Trust.(11)

               - (f) Amendment No. 5, dated December 12, 2000, to Amended and Restated Agreement and Declaration of Trust.(12)

               - (g) Amendment No. 6, dated December 13, 2000, to Amended and Restated Agreement and Declaration of the Trust.(13)

               - (h) Amendment No. 7, dated March 14, 2001, to Amended and Restated Agreement and Declaration of Trust.(13)

               - (i) Amendment No. 8, dated June 12, 2001, to Amended and Restated Agreement and Declaration of Trust.(14)

               - (j) Amendment No. 9, dated July 13, 2001, to Amended and Restated Agreement and Declaration of Trust.(14)


               - (k) Amendment No. 10, dated September 28, 2001, to Amended and Restated Agreement and Declaration of Trust. (15)


b (1)          -   (a) Amended and Restated Bylaws, dated November 5, 1999. (6)

               - (b) First Amendment, adopted June 9, 1999, to Amended and Restated Bylaws. (8)

               - (c) Amendment No. 2, adopted June 14, 2000, to Amended and Restated Bylaws. (10)

c              -   Articles II, VI, VII and VIII of the Amended and Restated
                   Agreement and Declaration of Trust, as amended, and Articles
                   IV and VI of the Amended and Restated Bylaws, as amended, as previously filed, define rights of holders of shares.(6)

d (1)          -   (a) Master Investment Advisory Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc.(10)

               - (b) Amendment No. 1, dated August 30, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(11)

               - (c) Amendment No. 2, dated December 27, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(13)


               - (d) Amendment No. 3, dated September 28, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. (15)



               - (e) Form of Amendment No. 4, dated December __, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. (15)


e (1)          -   (a) Second Amended and Restated Master Distribution
                   Agreement, dated July 1, 2000, between Registrant (with respect to its Class A Shares and Class C Shares) and A I M
                   Distributors, Inc. (11)

               - (b) Amendment No. 1, dated as of August 30, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc.(11)

               - (c) Amendment No. 2, dated December 27, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc.(13)


               - (d) Amendment No. 3, dated September 28, 2001, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class A Shares and Class C Shares) and A I M Distributors, Inc. (15)



               - (e) Form of Amendment No. 4, dated December __, 2001, to the Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class and Class C Shares) and A I M Distributors, Inc. (15)


  (2)          -   (a) First Amended and Restated Master Distribution Agreement,
                   dated December 31, 2000, between Registrant (with respect to its Class B shares) and A I M Distributors, Inc.(13)


               - (b) Amendment No. 1, dated September 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to its Class B Shares) and A I M Distributors, Inc.(15)



               - (c) Form of Amendment No. 2, dated December __, 2001, to the First Amended and restated Master Distribution Agreement, dated December 31, 2000, between Registrant (with respect to Class B Shares) and A I M Advisors, Inc. (15)


  (3)          -   Form of Selected Dealer Agreement between A I M Distributors,
                   Inc. and selected dealers.(13)

  (4)          -   Form of Bank Selling Group Agreement between A I M
                   Distributors, Inc. and banks.(6)

f (1)          -   AIM Funds Retirement Plan for Eligible
                   Directors/Trustees, as restated March 7, 2000.(10)

  (2)          -   Form of Director Deferred Compensation Agreement for
                   Registrant's Non-Affiliated Directors, as amended March 7,
                   2000.(10)

g (1)          -   (a) Master Custodian Contract, dated May 1, 2000, between the
                   Registrant and State Street Bank and Trust Company.(11)

               - (b) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(11)

  (2)          -   (a) Subcustodian Agreement, dated September 9, 1994, among the Registrant, Texas Commerce Bank National Association,
                   State Street Bank and Trust Company and A I M Fund Services,
                   Inc.(2)

               - (b) Amendment No. 1, dated October 2, 1998 to Subcustodian Agreement, dated September 9, 1994, among the Registrant, Chase Bank of Texas N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc.(8)

  (3)          -   (a) Foreign Country Selection and Mandatory Securities
                   Depository Responsibilities Delegation Agreement, dated
                   September 9, 1998, between Registrant and A I M Advisors,
                   Inc.(6)

               - (b) Amendment No. 1, dated September 28, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(6)

               - (c) Amendment No. 2, dated as of December 14, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(7)

               - (d) Amendment No. 3, dated as of December 22, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(7)

               - (e) Amendment No. 4, dated as of January 26, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(7)

               - (f) Amendment No. 5, dated as of March 1, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. (7)

               - (g) Amendment No. 6, dated as of March 18, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(7)

               - (h) Amendment No. 7, dated as of November 15, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(8)

h (1)          -   (a) Transfer Agency and Service Agreement, dated as of
                   November 1, 1994, between the Registrant and A I M Fund
                   Services, Inc.(1)

               - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc.(5)

               - (c) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc.(8)

               - (d) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc.(11)

  (2)          -   (a) Remote Access and Related Service Agreement, dated as of
                   December 23, 1994, between the Registrant and First Data
                   Investor Services Group, Inc. (formerly, The Shareholder
                   Services Group, Inc.).(2)

               - (b) Amendment No. 1, effective October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(2)

               - (c) Addendum No. 2, effective October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(2)

               - (d) Amendment No. 3, effective February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(4)

               - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(6)

               - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.(6)

               - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(5)

               - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(8)

               - (i) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(11)

               - (j) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement for AccessTA Services, dated December 23, 1994, between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(14)

               - (k) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement for
                   IMPRESS--Trademark-- Services, dated December 23, 1994, between Registrant and PFPC Inc. (14)

               - (l) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.(14)

  (3)          -   Preferred Registration Technology Escrow Agreement, dated
                   September 10, 1997, between the Registrant and First Data
                   Investor Services Group, Inc.(5)

  (4)          -   Shareholder Sub-Accounting Services Agreement, dated as of
                   October 1, 1993, between the Registrant and PFPC Inc.
                   (formerly known as First Data Investor Services Group, Inc.),
                   Financial Data Services, Inc. and Merrill, Lynch, Pierce,
                   Fenner & Smith Incorporated.(2)

  (5)          -   (a) Master Administrative Services Agreement, dated June 1,
                   2000, between the Registrant and A I M Advisors, Inc.(10)

               - (b) Amendment No. 1, dated August 30, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(11)

               - (c) Amendment No. 2, dated December 27, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(13)


               - (d) Amendment No. 3, dated September 28, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(15)



               - (e) Form of Amendment No. 4, dated December __, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. (15)


  (6)          -   Memorandum of Agreement regarding securities lending, dated
                   June 1, 2000, between Registrant, with respect to all Funds, and A I M Advisors, Inc.(13)


  (7)          -   Interfund Loan Agreement, dated September 18, 2001, between
                   Registrant and A I M Advisors, Inc.(15)



i              -   Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP
                   for AIM Mid Cap Basic Value Fund.(15)



j (1)          -   Consent of PricewaterhouseCoopers LLP.(15)





k              -   Omitted Financial Statements - None.

l (1)          -   Initial Capitalization Agreement for AIM European Small
                   Company Fund, AIM International Emerging Growth Fund, AIM New
                   Technology Fund, AIM Small Cap Equity Fund and AIM Value II
                   Fund.(11)

  (2)          -   Initial Capitalization Agreement for AIM Worldwide Spectrum
                   Fund.(13)

  (3)          -   Initial Capitalization Agreement for AIM Basic Balanced
                   Fund.(15)


  (4)          -   Form of Initial Capitalization Agreement for AIM Mid Cap
                   Basic Value Fund. (15)


m (1)          -   (a) Fifth Amended and Restated Master Distribution Plan,
                   dated July 1, 2000 for Registrant's Class A Shares and Class
                   C Shares.(11)

               - (b) Amendment No. 1, dated as of August 30, 2000, to the Fifth Amended and Restated Master Distribution Plan, dated July 1, 2000 for Registrant's Class A Shares and Class C Shares.(11)

               - (c) Amendment No. 2, dated as of December 27, 2000, to the Fifth Amended and Restated Master Distribution Plan, dated July 1, 2000 for Registrant's Class A Shares and Class C Shares.(13)

               - (d) Amendment No. 3, dated September 28, 2001, to the Fifth Amended and Restated Master Distribution Plan, dated July 1, 2000 for Registrant's Class A Shares and Class C Shares.(15)



               - (e) Form of Amendment No. 4, dated December __, 2001, to the Fifth Amended and Restated Master Distribution Plan, dated July 1, 2000, for Registrant's Class A and Class C Shares.
                   (15)


  (2)          -   (a) Third Amended and Restated Master Distribution Plan,
                   dated December 31, 2000, for Registrant's Class B Shares.(13)


               - (b) Amendment No. 1, dated September 28, 2001, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares.(15)



               - (c) Form of Amendment No. 2, dated December __, 2001, to the Third Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares. (15)



  (3)          -   Form of Shareholder Service Agreement to be used in
                   connection with Registrant's Master Distribution Plan.(15)



  (4)          -   Form of Bank Shareholder Service Agreement to be used in
                   connection with Registrant's Master Distribution Plan.(15)



  (5)          -   Form of Variable Group Annuity Contractholder Service
                   Agreement to be used in connection with Registrant's Master
                   Distribution Plan.(15)



  (6)          -   Form of Agency Pricing Agreement to be used in connection
                   with Registrant's Master Distribution Plan.(15)



  (7)          -   Forms of Service Agreement for Bank Trust Departments and for
                   Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan.(15)



  (8)          -   Form of Shareholder Service Agreement for Shares of the AIM
                   Mutual Funds.(15)


n (1)          -   Third Amended and Restated Multiple Class Plan (effective
                   August 5, 1999).(8)

o              -   Reserved

p (1)          -   The A I M Management Group Inc. Code of Ethics, as revised
                   February 24, 2000.(11)

  (2)          -   AIM Funds Code of Ethics of the Registrant, effective
                   September 23, 2000.(11)

----------
(1)   Incorporated by reference to PEA No. 70, filed on November 17, 1995.
(2)   Incorporated by reference to PEA No. 71, filed on April 26, 1996.
(3)   Incorporated by reference to PEA No. 72, filed on April 28, 1997.
(4)   Incorporated by reference to PEA No. 73, filed on July 25, 1997.
(5)   Incorporated by reference to PEA No. 74, filed on February 27, 1998.
(6)   Incorporated by reference to PEA No. 75, filed on February 12, 1999.
(7)   Incorporated by reference to PEA No. 76, filed on April 15, 1999.
(8)   Incorporated by reference to PEA No. 77, filed on March 9, 2000.
(9)   Incorporated by reference to PEA No. 78, filed on March 13, 2000.
(10)  Incorporated by reference to PEA No. 80, filed on June 15, 2000.
(11)  Incorporated by reference to PEA No. 81, filed on September 29, 2000.
(12)  Incorporated by reference to PEA No. 82, filed on December 13, 2000.
(13)  Incorporated by reference to PEA No. 84, filed on April 27, 2001.

(14)  Incorporated by reference to PEA No. 85, filed on July 13, 2001.


(15)  Filed herewith electronically.

Item 24. Persons Controlled by or Under Common Control with the Fund

         None.

Item 25. Indemnification

         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended, provides, among other things
         (i) that trustees shall not be liable for any act or omission or any conduct whatsoever (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees and officers to the fullest extent permitted by the Delaware Business Trust Act and Bylaws; and (iii) that the shareholders and former shareholders of the Registrant are held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and are indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's Bylaws and applicable law.

         A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Advisor

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                  AIM Advisor Funds
                  AIM Equity Funds
                  AIM Floating Rate Fund
                  AIM Growth Series
                  AIM International Funds, Inc.
                  AIM Investment Funds
                  AIM Investment Securities Funds
                  AIM Series Trust
                  AIM Special Opportunities Funds
                  AIM Summit Fund
                  AIM Tax-Exempt Funds
                  AIM Variable Insurance Funds

(b)

Name and Principal    Position and Offices                 Position and Offices
Business Address*     with Underwriter                     with Fund
----------------      ----------------                     ---------

Robert H. Graham      Chairman & Director                  Chairman, President &
                                                           Trustee



Michael J. Cemo       President, Chief Executive Officer   None
                      & Director



Gary T. Crum          Director                             Senior Vice President



James L. Salners      Executive Vice President             None



W. Gary Littlepage    Senior Vice President & Director     None



Marilyn M. Miller     Senior Vice President                None



Gene L. Needles       Senior Vice President                None



Mark D. Santero       Senior Vice President                None



Leslie A. Schmidt     Senior Vice President                None



James E. Stueve       Senior Vice President                None



Michael C. Vessels    Senior Vice President                None



James R. Anderson     Vice President & Chief               None
                      Compliance Officer



Mary A. Corcoran      Vice President                       None



Sidney M. Dilgren     Vice President                       None



Tony D. Green         Vice President                       None



Dawn M. Hawley        Vice President & Treasurer           None


----------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal       Position and Offices              Position and Offices
Business Address*        with Underwriter                  with Fund
----------------         ----------------                  ---------

Ofelia M. Mayo           Vice President, General Counsel   Assistant Secretary
                         & Assistant Secretary



Kim T. McAuliffe         Vice President                    None



Charles H. McLaughlin    Vice President                    None



Carol F. Relihan         Vice President                    Senior Vice President
                                                           & Secretary



Linda L. Warriner        Vice President                    None



Kathleen J. Pflueger     Secretary                         Assistant Secretary


----------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)      None.

Item 28. Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         None.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of October, 2001.

                                         REGISTRANT:      AIM FUNDS GROUP

                                                 By:    /s/ ROBERT H. GRAHAM
                                                     ---------------------------
                                                     Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                                 TITLE                           DATE
      ----------                                 -----                           ----
 /s/ ROBERT H. GRAHAM                Chairman, Trustee & President          October 12, 2001
-------------------------            (Principal Executive Officer)
  (Robert H. Graham)


   /s/ FRANK S. BAYLEY                         Trustee                      October 12, 2001
-------------------------
    (Frank S. Bayley)


  /s/ BRUCE L. CROCKETT                        Trustee                      October 12, 2001
-------------------------
   (Bruce L. Crockett)


    /s/ OWEN DALY II                           Trustee                      October 12, 2001
-------------------------
     (Owen Daly II)


  /s/ ALBERT R. DOWDEN                         Trustee                      October 12, 2001
-------------------------
   (Albert R. Dowden)


 /s/ EDWARD K. DUNN, JR.                       Trustee                      October 12, 2001
-------------------------
  (Edward K. Dunn, Jr.)


   /s/ JACK M. FIELDS                          Trustee                      October 12, 2001
-------------------------
    (Jack M. Fields)


   /s/ CARL FRISCHLING                         Trustee                      October 12, 2001
-------------------------
    (Carl Frischling)


 /s/ PREMA MATHAI-DAVIS                        Trustee                      October 12, 2001
-------------------------
  (Prema Mathai-Davis)


  /s/ LEWIS F. PENNOCK                         Trustee                      October 12, 2001
-------------------------
   (Lewis F. Pennock)


  /s/ RUTH H. QUIGLEY                          Trustee                      October 12, 2001
-------------------------
   (Ruth H. Quigley)


   /s/ LOUIS S. SKLAR                          Trustee                      October 12, 2001
-------------------------
   (Louis S. Sklar)


  /s/ DANA R. SUTTON                  Vice President & Treasurer            October 12, 2001
-------------------------              (Principal Financial and
   (Dana R. Sutton)                       Accounting Officer)

                                INDEX TO EXHIBITS

                                 AIM FUNDS GROUP

Exhibit
Number            Description
------            -----------
a (1) (k)         Form of Amendment No. 10, dated September __, 2001, to Amended and Restated Agreement and Declaration of Trust.

d (1) (d)         Amendment No. 3, dated September 28, 2001, to the Master
                  Investment Advisory Agreement, dated June 1, 2000, between
                  Registrant and A I M Advisors, Inc.

d (1) (e)         Form of Amendment No. 4, dated December __, 2001, to the
                  Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.

e (1) (d)         Amendment No. 3, dated September 28, 2001, to the Second
                  Amended and Restated Master Distribution Agreement, dated July
                  1, 2000, between Registrant (with respect to its Class A
                  Shares and Class C Shares) and A I M Distributors, Inc.

e (1) (e)         Form of Amendment No. 4, dated December __, 2001, to the
                  Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (with respect to its Class and Class C Shares) and A I M Distributors, Inc.

e (2) (b)         Amendment No. 1, dated September 28, 2001, to the First
                  Amended and Restated Master Distribution Agreement, dated
                  December 31, 2000, between Registrant (with respect to its
                  Class B Shares) and A I M Distributors, Inc.

e (2) (c)         Form of Amendment No. 2, dated December __, 2001, to the First
                  Amended and restated Master Distribution Agreement, dated
                  December 31, 2000, between Registrant (with respect to Class B
                  Shares) and A I M Advisors, Inc.

h (5) (d)         Amendment No. 3, dated September 28, 2001, to the Master
                  Administrative Services Agreement, dated June 1, 2000, between
                  Registrant and A I M Advisors, Inc.

h (5) (e)         Form of Amendment No. 4, dated December __, 2001, to the
                  Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.

h (7) Interfund Loan Agreement, dated September 18, 2001, between Registrant and A I M Advisors, Inc.

i Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP for AIM Mid Cap Basic Value Fund.

j (1)             Consent of PricewaterhouseCoopers LLP.

l (3)             Initial Capitalization Agreement for AIM Basic Balanced Fund.

l (4)             Form of Initial Capitalization Agreement for AIM Mid Cap Basic
                  Value Fund.

m (1) (d)         Amendment No. 3, dated September 28, 2001, to the Fifth
                  Amended and Restated Master Distribution Plan, dated July 1,
                  2000 for Registrant's Class A Shares and Class C Shares.

m (1) (e)         Form of Amendment No. 4, dated December __, 2001, to the Fifth
                  Amended and Restated Master Distribution Plan, dated July 1,
                  2000, for Registrant's Class A and Class C Shares.

m (2) (b)         Amendment No. 1, dated September 28, 2001, to the Third
                  Amended and Restated Master Distribution Plan, dated December
                  31, 2000, for Registrant's Class B Shares.

m (2) (c)         Form of Amendment No. 2, dated December __, 2001, to the Third
                  Amended and Restated Master Distribution Plan, dated December
                  31, 2000, for Registrant's Class B Shares.

m (3) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.

m (4) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.

m (5) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.

m (6) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan.

m (7) Forms of Service Agreement for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan.

m (8)             Form of Shareholder Service Agreement for Shares of the AIM
                  Mutual Funds.